Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 95.5%

U.S. Treasury Bills - 95.5%
1.61%, 12/26/19*	$18,042,000	$18,023,504
1.53%, 1/16/20*	18,227,000	18,191,514

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $36,214,100)		36,215,018

	Shares
EXCHANGE-TRADED FUND - 4.1%

United States - 4.1%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,556,188)	62,000	1,553,720

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $37,770,288)		37,768,738
Other Assets less Liabilities - 0.4%		153,249

NET ASSETS - 100.0%		$37,921,987

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/4/2019	578,970	AUD	391,615	USD	$10	$—
Bank of America N.A.	12/4/2019	1,180,620	CAD	888,834	USD	—	(12)
Bank of America N.A.	12/4/2019	348,600	CHF	348,841	USD	—	(218)
Bank of America N.A.	12/4/2019	1,660,680	CNH	236,214	USD	—	(22)
Bank of America N.A.	12/4/2019	2,214,870	EUR	2,442,198	USD	—	(1,929)
Bank of America N.A.	12/4/2019	635,670	GBP	822,240	USD	—	(75)
Bank of America N.A.	12/4/2019	11,957,190	INR	166,697	USD	—	(31)
Bank of America N.A.	12/4/2019	152,734,890	JPY	1,394,747	USD	733	—
Bank of America N.A.	12/4/2019	340,583,460	KRW	288,337	USD	18	—
Bank of America N.A.	12/4/2019	15,235,920	MXN	780,970	USD	—	(1,925)
Bank of America N.A.	12/4/2019	478,121	USD	693,000	AUD	9,364	—
Bank of America N.A.	12/4/2019	1,070,744	USD	1,410,150	CAD	9,122	—
Bank of America N.A.	12/4/2019	424,557	USD	417,900	CHF	6,629	—
Bank of America N.A.	12/4/2019	281,343	USD	1,984,500	CNH	—	(905)
Bank of America N.A.	12/4/2019	2,960,407	USD	2,649,150	EUR	41,664	—
Bank of America N.A.	12/4/2019	988,389	USD	762,300	GBP	2,442	—
Bank of America N.A.	12/4/2019	199,898	USD	14,252,700	INR	1,235	—
Bank of America N.A.	12/4/2019	1,703,526	USD	183,653,400	JPY	25,555	—
Bank of America N.A.	12/4/2019	348,610	USD	407,838,900	KRW	3,314	—
Bank of America N.A.	12/4/2019	938,275	USD	18,134,550	MXN	11,018	—
Bank of America N.A.	1/8/2020	405,220	USD	598,500	AUD	—	(18)
Bank of America N.A.	1/8/2020	910,995	USD	1,209,600	CAD	14	—
Bank of America N.A.	1/8/2020	359,459	USD	358,050	CHF	226	—
Bank of America N.A.	1/8/2020	238,862	USD	1,681,050	CNH	9	—
Bank of America N.A.	1/8/2020	2,520,446	USD	2,279,550	EUR	1,985	—
Bank of America N.A.	1/8/2020	840,645	USD	648,900	GBP	72	—
Bank of America N.A.	1/8/2020	169,883	USD	12,223,050	INR	42	—
Bank of America N.A.	1/8/2020	1,438,098	USD	157,023,300	JPY	—	(738)
Bank of America N.A.	1/8/2020	296,579	USD	349,962,900	KRW	5	—
Bank of America N.A.	1/8/2020	804,860	USD	15,777,300	MXN	1,902	—
Citibank N.A.	12/4/2019	135,000	AUD	93,172	USD	—	(1,856)
Citibank N.A.	12/4/2019	102,000	AUD	70,268	USD	—	(1,273)
Citibank N.A.	12/4/2019	578,970	AUD	391,621	USD	4	—
Citibank N.A.	12/4/2019	260,000	CAD	197,780	USD	—	(2,041)
Citibank N.A.	12/4/2019	208,000	CAD	158,148	USD	—	(1,557)
Citibank N.A.	12/4/2019	1,180,620	CAD	888,838	USD	—	(16)
Citibank N.A.	12/4/2019	85,000	CHF	86,286	USD	—	(1,280)
Citibank N.A.	12/4/2019	61,000	CHF	61,861	USD	—	(857)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2019

Citibank N.A.	12/4/2019	348,600	CHF	348,849	USD	—	(226)
Citibank N.A.	12/4/2019	370,000	CNH	52,606	USD	18	—
Citibank N.A.	12/4/2019	293,000	CNH	41,628	USD	45	—
Citibank N.A.	12/4/2019	1,660,680	CNH	236,147	USD	46	—
Citibank N.A.	12/4/2019	505,000	EUR	563,804	USD	—	(7,412)
Citibank N.A.	12/4/2019	391,000	EUR	435,915	USD	—	(5,124)
Citibank N.A.	12/4/2019	2,214,870	EUR	2,442,233	USD	—	(1,965)
Citibank N.A.	12/4/2019	155,000	GBP	200,206	USD	269	—
Citibank N.A.	12/4/2019	112,000	GBP	144,381	USD	478	—
Citibank N.A.	12/4/2019	635,670	GBP	822,252	USD	—	(87)
Citibank N.A.	12/4/2019	2,495,000	INR	35,180	USD	—	(403)
Citibank N.A.	12/4/2019	2,110,000	INR	29,729	USD	—	(319)
Citibank N.A.	12/4/2019	11,957,190	INR	166,637	USD	29	—
Citibank N.A.	12/4/2019	39,485,000	JPY	364,226	USD	—	(3,466)
Citibank N.A.	12/4/2019	26,946,000	JPY	248,507	USD	—	(2,312)
Citibank N.A.	12/4/2019	152,734,890	JPY	1,394,768	USD	713	—
Citibank N.A.	12/4/2019	80,000,000	KRW	68,878	USD	—	(1,146)
Citibank N.A.	12/4/2019	60,087,000	KRW	51,684	USD	—	(811)
Citibank N.A.	12/4/2019	340,583,460	KRW	288,281	USD	74	—
Citibank N.A.	12/4/2019	3,055,000	MXN	158,987	USD	—	(2,778)
Citibank N.A.	12/4/2019	2,688,000	MXN	139,507	USD	—	(2,064)
Citibank N.A.	12/4/2019	15,235,920	MXN	781,036	USD	—	(1,992)
Citibank N.A.	12/4/2019	478,101	USD	693,000	AUD	9,344	—
Citibank N.A.	12/4/2019	1,070,696	USD	1,410,150	CAD	9,074	—
Citibank N.A.	12/4/2019	424,540	USD	417,900	CHF	6,612	—
Citibank N.A.	12/4/2019	281,338	USD	1,984,500	CNH	—	(910)
Citibank N.A.	12/4/2019	2,960,266	USD	2,649,150	EUR	41,523	—
Citibank N.A.	12/4/2019	988,352	USD	762,300	GBP	2,406	—
Citibank N.A.	12/4/2019	200,053	USD	14,252,700	INR	1,390	—
Citibank N.A.	12/4/2019	1,703,452	USD	183,653,400	JPY	25,480	—
Citibank N.A.	12/4/2019	348,771	USD	407,838,900	KRW	3,475	—
Citibank N.A.	12/4/2019	938,237	USD	18,134,550	MXN	10,980	—
Citibank N.A.	1/8/2020	405,220	USD	598,500	AUD	—	(18)
Citibank N.A.	1/8/2020	910,985	USD	1,209,600	CAD	4	—
Citibank N.A.	1/8/2020	359,446	USD	358,050	CHF	213	—
Citibank N.A.	1/8/2020	238,802	USD	1,681,050	CNH	—	(51)
Citibank N.A.	1/8/2020	2,520,460	USD	2,279,550	EUR	1,998	—
Citibank N.A.	1/8/2020	840,664	USD	648,900	GBP	91	—
Citibank N.A.	1/8/2020	169,838	USD	12,223,050	INR	—	(3)
Citibank N.A.	1/8/2020	1,438,092	USD	157,023,300	JPY	—	(743)
Citibank N.A.	1/8/2020	296,415	USD	349,962,900	KRW	—	(158)
Citibank N.A.	1/8/2020	804,918	USD	15,777,300	MXN	1,960	—
HSBC Holdings PLC	12/4/2019	441,120	AUD	298,373	USD	8	—
HSBC Holdings PLC	12/4/2019	899,520	CAD	677,212	USD	—	(14)
HSBC Holdings PLC	12/4/2019	265,600	CHF	265,791	USD	—	(173)
HSBC Holdings PLC	12/4/2019	1,265,280	CNH	179,974	USD	—	(18)
HSBC Holdings PLC	12/4/2019	1,687,520	EUR	1,860,720	USD	—	(1,468)
HSBC Holdings PLC	12/4/2019	484,320	GBP	626,475	USD	—	(63)
HSBC Holdings PLC	12/4/2019	9,110,240	INR	127,000	USD	—	(16)
HSBC Holdings PLC	12/4/2019	116,369,440	JPY	1,062,672	USD	551	—
HSBC Holdings PLC	12/4/2019	259,492,160	KRW	219,713	USD	—	(14)
HSBC Holdings PLC	12/4/2019	11,608,320	MXN	595,053	USD	—	(1,495)
HSBC Holdings PLC	12/4/2019	478,182	USD	693,000	AUD	9,425	—
HSBC Holdings PLC	12/4/2019	1,070,922	USD	1,410,150	CAD	9,300	—
HSBC Holdings PLC	12/4/2019	424,599	USD	417,900	CHF	6,671	—
HSBC Holdings PLC	12/4/2019	281,394	USD	1,984,500	CNH	—	(854)
HSBC Holdings PLC	12/4/2019	2,960,393	USD	2,649,150	EUR	41,650	—
HSBC Holdings PLC	12/4/2019	988,381	USD	762,300	GBP	2,434	—
HSBC Holdings PLC	12/4/2019	199,892	USD	14,252,700	INR	1,229	—
HSBC Holdings PLC	12/4/2019	1,703,408	USD	183,653,400	JPY	25,436	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2019

HSBC Holdings PLC	12/4/2019	348,711	USD	407,838,900	KRW	3,415	—
HSBC Holdings PLC	12/4/2019	938,093	USD	18,134,550	MXN	10,836	—
HSBC Holdings PLC	1/8/2020	308,741	USD	456,000	AUD	—	(13)
HSBC Holdings PLC	1/8/2020	694,090	USD	921,600	CAD	9	—
HSBC Holdings PLC	1/8/2020	273,874	USD	272,800	CHF	172	—
HSBC Holdings PLC	1/8/2020	182,000	USD	1,280,800	CNH	17	—
HSBC Holdings PLC	1/8/2020	1,920,340	USD	1,736,800	EUR	1,512	—
HSBC Holdings PLC	1/8/2020	640,505	USD	494,400	GBP	69	—
HSBC Holdings PLC	1/8/2020	129,418	USD	9,312,800	INR	16	—
HSBC Holdings PLC	1/8/2020	1,095,660	USD	119,636,800	JPY	—	(595)
HSBC Holdings PLC	1/8/2020	225,882	USD	266,638,400	KRW	—	(78)
HSBC Holdings PLC	1/8/2020	613,311	USD	12,020,800	MXN	1,534	—
JP Morgan Chase Bank N.A.	12/4/2019	306,000	AUD	208,526	USD	—	(1,542)
JP Morgan Chase Bank N.A.	12/4/2019	625,000	CAD	473,213	USD	—	(2,686)
JP Morgan Chase Bank N.A.	12/4/2019	184,000	CHF	186,327	USD	—	(2,315)
JP Morgan Chase Bank N.A.	12/4/2019	879,000	CNH	125,065	USD	—	(48)
JP Morgan Chase Bank N.A.	12/4/2019	1,172,000	EUR	1,299,147	USD	—	(7,877)
JP Morgan Chase Bank N.A.	12/4/2019	336,000	GBP	435,336	USD	—	(759)
JP Morgan Chase Bank N.A.	12/4/2019	6,326,000	INR	87,829	USD	346	—
JP Morgan Chase Bank N.A.	12/4/2019	80,800,000	JPY	744,245	USD	—	(6,006)
JP Morgan Chase Bank N.A.	12/4/2019	180,177,000	KRW	154,396	USD	—	(1,849)
JP Morgan Chase Bank N.A.	12/4/2019	8,060,000	MXN	416,254	USD	—	(4,130)
Morgan Stanley & Co. International	12/4/2019	578,970	AUD	391,568	USD	57	—
Morgan Stanley & Co. International	12/4/2019	1,180,620	CAD	888,822	USD	1	—
Morgan Stanley & Co. International	12/4/2019	348,600	CHF	348,833	USD	—	(210)
Morgan Stanley & Co. International	12/4/2019	1,660,680	CNH	236,214	USD	—	(21)
Morgan Stanley & Co. International	12/4/2019	2,214,870	EUR	2,442,038	USD	—	(1,770)
Morgan Stanley & Co. International	12/4/2019	635,670	GBP	822,197	USD	—	(32)
Morgan Stanley & Co. International	12/4/2019	11,957,190	INR	166,713	USD	—	(47)
Morgan Stanley & Co. International	12/4/2019	152,734,890	JPY	1,394,745	USD	736	—
Morgan Stanley & Co. International	12/4/2019	340,583,460	KRW	288,390	USD	—	(35)
Morgan Stanley & Co. International	12/4/2019	15,235,920	MXN	780,979	USD	—	(1,934)
Morgan Stanley & Co. International	12/4/2019	478,142	USD	693,000	AUD	9,385	—
Morgan Stanley & Co. International	12/4/2019	1,070,705	USD	1,410,150	CAD	9,082	—
Morgan Stanley & Co. International	12/4/2019	424,544	USD	417,900	CHF	6,616	—
Morgan Stanley & Co. International	12/4/2019	281,334	USD	1,984,500	CNH	—	(914)
Morgan Stanley & Co. International	12/4/2019	2,960,160	USD	2,649,150	EUR	41,417	—
Morgan Stanley & Co. International	12/4/2019	988,398	USD	762,300	GBP	2,451	—
Morgan Stanley & Co. International	12/4/2019	200,339	USD	14,252,700	INR	1,676	—
Morgan Stanley & Co. International	12/4/2019	1,703,460	USD	183,653,400	JPY	25,488	—
Morgan Stanley & Co. International	12/4/2019	350,040	USD	407,838,900	KRW	4,744	—
Morgan Stanley & Co. International	12/4/2019	938,209	USD	18,134,550	MXN	10,952	—
Morgan Stanley & Co. International	1/8/2020	405,170	USD	598,500	AUD	—	(69)
Morgan Stanley & Co. International	1/8/2020	910,976	USD	1,209,600	CAD	—	(5)
Morgan Stanley & Co. International	1/8/2020	359,443	USD	358,050	CHF	210	—
Morgan Stanley & Co. International	1/8/2020	238,875	USD	1,681,050	CNH	22	—
Morgan Stanley & Co. International	1/8/2020	2,520,058	USD	2,279,550	EUR	1,597	—
Morgan Stanley & Co. International	1/8/2020	840,605	USD	648,900	GBP	33	—
Morgan Stanley & Co. International	1/8/2020	169,916	USD	12,223,050	INR	75	—
Morgan Stanley & Co. International	1/8/2020	1,437,974	USD	157,023,300	JPY	—	(862)
Morgan Stanley & Co. International	1/8/2020	296,510	USD	349,962,900	KRW	—	(63)
Morgan Stanley & Co. International	1/8/2020	804,447	USD	15,777,300	MXN	1,490	—
UBS AG	12/4/2019	578,970	AUD	391,618	USD	7	—
UBS AG	12/4/2019	1,180,620	CAD	888,838	USD	—	(15)
UBS AG	12/4/2019	348,600	CHF	348,843	USD	—	(220)
UBS AG	12/4/2019	1,660,680	CNH	236,221	USD	—	(29)
UBS AG	12/4/2019	2,214,870	EUR	2,442,211	USD	—	(1,943)
UBS AG	12/4/2019	635,670	GBP	822,246	USD	—	(80)
UBS AG	12/4/2019	11,957,190	INR	166,704	USD	—	(38)
UBS AG	12/4/2019	152,734,890	JPY	1,394,760	USD	721	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2019

UBS AG	12/4/2019	340,583,460	KRW	288,298	USD	56	—
UBS AG	12/4/2019	15,235,920	MXN	780,995	USD	—	(1,950)
UBS AG	12/4/2019	364,277	USD	528,000	AUD	7,128	—
UBS AG	12/4/2019	815,786	USD	1,074,400	CAD	6,931	—
UBS AG	12/4/2019	323,468	USD	318,400	CHF	5,046	—
UBS AG	12/4/2019	214,382	USD	1,512,000	CNH	—	(664)
UBS AG	12/4/2019	2,255,512	USD	2,018,400	EUR	31,707	—
UBS AG	12/4/2019	753,036	USD	580,800	GBP	1,838	—
UBS AG	12/4/2019	152,365	USD	10,859,200	INR	1,003	—
UBS AG	12/4/2019	1,297,892	USD	139,926,400	JPY	19,438	—
UBS AG	12/4/2019	265,744	USD	310,734,400	KRW	2,661	—
UBS AG	12/4/2019	714,794	USD	13,816,800	MXN	8,312	—
UBS AG	1/8/2020	405,231	USD	598,500	AUD	—	(8)
UBS AG	1/8/2020	910,989	USD	1,209,600	CAD	8	—
UBS AG	1/8/2020	359,454	USD	358,050	CHF	221	—
UBS AG	1/8/2020	238,864	USD	1,681,050	CNH	11	—
UBS AG	1/8/2020	2,520,451	USD	2,279,550	EUR	1,989	—
UBS AG	1/8/2020	840,647	USD	648,900	GBP	74	—
UBS AG	1/8/2020	169,889	USD	12,223,050	INR	48	—
UBS AG	1/8/2020	1,438,117	USD	157,023,300	JPY	—	(718)
UBS AG	1/8/2020	296,455	USD	349,962,900	KRW	—	(119)
UBS AG	1/8/2020	804,885	USD	15,777,300	MXN	1,927	—

						$551,373	$(90,500)

CURRENCY LEGEND

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 66.6%

U.S. Treasury Bills - 66.6%
1.62%, 12/26/19*	$9,009,000	$8,999,764
1.53%, 1/16/20*	8,781,000	8,763,905

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $17,763,174)		17,763,669

	Shares
EXCHANGE-TRADED FUND - 4.4%

United States - 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,169,777)	46,600	1,167,796

	Principal Amount
REPURCHASE AGREEMENT - 27.5%

United States - 27.5%

Citigroup, Inc., tri-party repurchase agreement dated 11/29/19 (tri-party custodian: The Bank of New York Mellon Corp.), 1.63% due 12/2/19; Proceeds at maturity - $7,330,996 (fully collateralized by Fannie Mae Interest STRIPS, 4.00% - 4.50% due 8/1/33 - 5/1/44, Freddie Mac Gold STRIPS, 4.50% due 12/15/40, Ginnie Mae II Single Family, 4.00% due 8/20/49, U.S. Treasury Bill, zero coupon due 1/2/20, U.S. Treasury Bond Coupon STRIPS, zero coupon due 2/15/27, U.S. Treasury Floater, 1.61% due 10/31/20 and U.S. Treasury Notes, 1.75% - 2.88% due 7/31/24 - 5/15/28; Market value including accrued interest - $7,534,403)

(Cost: $7,330,000)

	$7,330,000	7,330,000

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $26,262,951)		26,261,465
Other Assets less Liabilities - 1.5%		402,766

NET ASSETS - 100.0%		$26,664,231

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/14/2020	250,000	CNH	34,881	USD	$639	$—
Citibank N.A.	1/14/2020	40,485,270	CNY	5,677,362	USD	76,379	—
Citibank N.A.	2/13/2020	47,925,000	CNY	6,780,560	USD	25,102	—
HSBC Holdings PLC	12/12/2019	44,500,000	CNH	6,185,403	USD	143,015	—
HSBC Holdings PLC	12/12/2019	6,332,369	USD	44,500,000	CNH	3,950	—
HSBC Holdings PLC	1/14/2020	11,411,000	CNH	1,597,139	USD	24,157	—
HSBC Holdings PLC	3/12/2020	44,500,000	CNH	6,316,621	USD	—	(3,765)
UBS AG	1/14/2020	42,137,730	CNY	5,902,222	USD	86,366	—

						$359,608	$(3,765)

CURRENCY LEGEND

CNH	Offshore Chinese renminbi
CNY	Chinese yuan
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 70.2%

U.S. Treasury Bills - 70.2%
1.62%, 12/26/19*	$6,987,000	$6,979,837
1.53%, 1/16/20*	7,280,000	7,265,827

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $14,245,292)		14,245,664

	Shares
EXCHANGE-TRADED FUND - 3.9%

United States - 3.9%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $793,239)	31,600	791,896

	Principal Amount
REPURCHASE AGREEMENT - 27.2%

United States - 27.2%

Citigroup, Inc., tri-party repurchase agreement dated 11/29/19 (tri-party custodian: The Bank of New York Mellon Corp.), 1.63% due 12/2/19; Proceeds at maturity - $5,510,748 (fully collateralized by Fannie Mae Interest STRIPS, 3.50% - 10.00% due 4/25/20 - 2/1/47, Fannie Mae Pool, 3.00% - 6.50% due 11/1/28 - 3/1/48, Freddie Mac Gold Pool, 5.00% due 6/1/20 - 9/1/48, Freddie Mac Gold STRIPS, 5.50% due 12/1/32, Freddie Mac Pool, 4.00% due 10/1/38 - 7/1/49, Ginnie Mae I Single Family, 7.00% due 3/15/28, Ginnie Mae I Single Family Platinum, 6.00% due 2/15/24, Resolution Funding Corporation Bond, 8.63% due 1/15/21, Sallie Mae, zero coupon due 10/3/22 and U.S. Treasury Bond Principal STRIPS, zero coupon due 11/15/28; Market value including accrued interest - $5,670,926)

(Cost: $5,510,000)

	$5,510,000	5,510,000

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $20,548,531)		20,547,560
Other Assets less Liabilities - (1.3)%		(262,685)

NET ASSETS - 100.0%		$20,284,875

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/6/2020	5,550,000	BRL	1,382,110	USD	$—	$(73,462)
Bank of Montreal	2/6/2020	4,669,955,000	COP	1,379,012	USD	—	(58,675)
Barclays Bank PLC	2/6/2020	20,290,000	ZAR	1,370,347	USD	1,882	—
Goldman Sachs	2/6/2020	26,610,000	MXN	1,371,732	USD	—	(19,707)
HSBC Holdings PLC	2/6/2020	41,500,000	THB	1,374,432	USD	870	—
HSBC Holdings PLC	2/6/2020	8,145,000	TRY	1,382,906	USD	11,895	—
JP Morgan Chase Bank N.A.	2/6/2020	88,740,000	RUB	1,372,088	USD	—	(2,604)
Morgan Stanley & Co. International	2/6/2020	5,770,000	MYR	1,380,053	USD	—	(242)
Morgan Stanley & Co. International	2/6/2020	5,300,000	PLN	1,380,570	USD	—	(25,647)
Royal Bank of Canada	2/6/2020	9,740,000	CNH	1,376,680	USD	6,368	—
Royal Bank of Canada	2/6/2020	19,498,595,000	IDR	1,379,162	USD	—	(5,648)
Royal Bank of Canada	2/6/2020	98,535,000	INR	1,380,429	USD	—	(14,873)
Royal Bank of Canada	2/6/2020	1,606,405,000	KRW	1,382,686	USD	—	(20,480)
Royal Bank of Canada	2/6/2020	70,570,000	PHP	1,377,782	USD	7,984	—
UBS AG	2/6/2020	999,000,000	CLP	1,376,659	USD	—	(135,123)

						$28,999	$(356,461)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2019

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippine peso
PLN	Polish zloty
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 1.3%

U.S. Treasury Bond - 1.3%
U.S. Treasury Bond
3.50%, 2/15/39 (Cost: $445,546)	$400,000	$491,531

FOREIGN CORPORATE BONDS - 94.9%

Argentina - 1.3%
YPF S.A.
8.75%, 4/4/24, Reg S	200,000	178,460
8.50%, 6/27/29(a)	400,000	314,625

Total Argentina		493,085

Brazil - 8.1%
Banco do Brasil S.A.
4.63%, 1/15/25(a)(b)	350,000	363,475
Banco Safra S.A.
4.13%, 2/8/23(a)	450,000	462,938
Banco Votorantim S.A.
4.50%, 9/24/24(a)(b)	200,000	206,000
Braskem Finance Ltd.
6.45%, 2/3/24	300,000	334,631
Braskem Netherlands Finance B.V.
4.50%, 1/31/30(a)	200,000	193,250
Klabin Finance S.A.
4.88%, 9/19/27(a)	300,000	310,828
Minerva Luxembourg S.A.
5.88%, 1/19/28(a)	400,000	407,500
Petrobras Global Finance B.V.
5.75%, 2/1/29	335,000	369,233
St Marys Cement, Inc.
5.75%, 1/28/27, Reg S	300,000	337,172

Total Brazil		2,985,027

Chile - 4.4%
Celulosa Arauco y Constitucion S.A.
4.20%, 1/29/30(a)	200,000	196,781
5.50%, 11/2/47	325,000	339,320
Colbun S.A.
3.95%, 10/11/27(a)	325,000	336,477
Inversiones CMPC S.A.
4.75%, 9/15/24, Reg S	250,000	263,203
SACI Falabella
3.75%, 10/30/27(a)	250,000	253,203
Telefonica Chile S.A.
3.88%, 10/12/22, Reg S	200,000	205,250

Total Chile		1,594,234

China - 7.2%
Bank of China Ltd.
5.00%, 11/13/24, Reg S(b)	600,000	657,750
China Construction Bank Corp.
3.88%, 5/13/25, Reg S, (3.875% fixed rate until 5/13/20; 5-year Constant Maturity Treasury Rate + 2.425% thereafter)(c)	600,000	602,906
China Evergrande Group
8.75%, 6/28/25, Reg S	200,000	169,969
CNAC HK Finbridge Co., Ltd.
4.88%, 3/14/25, Reg S	300,000	326,016
5.13%, 3/14/28, Reg S	200,000	225,500
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	200,000	203,500
Tencent Holdings Ltd.
3.60%, 1/19/28(a)	450,000	469,268

Total China		2,654,909

Colombia - 5.0%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(a)	540,000	568,941
4.88%, 4/21/25, Reg S	200,000	210,719
Banco de Bogota S.A.
4.38%, 8/3/27, Reg S	400,000	421,625
Ecopetrol S.A.
5.38%, 6/26/26	210,000	232,396
5.88%, 5/28/45	149,000	170,116
Transportadora de Gas Internacional S.A. ESP
5.55%, 11/1/28(a)	200,000	229,094

Total Colombia		1,832,891

Ghana - 0.6%
Tullow Oil PLC
6.25%, 4/15/22, Reg S(b)	200,000	200,938

India - 6.9%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(a)	400,000	415,511
Bharti Airtel Ltd.
4.38%, 6/10/25, Reg S	625,000	629,494
ICICI Bank Ltd.
3.25%, 9/9/22, Reg S	200,000	202,656
Reliance Industries Ltd.
3.67%, 11/30/27(a)	617,000	643,705
Vedanta Resources Ltd.
6.38%, 7/30/22, Reg S	500,000	489,687
7.13%, 5/31/23, Reg S	150,000	146,836

Total India		2,527,889

Indonesia - 3.2%
Pertamina Persero PT
4.30%, 5/20/23, Reg S	500,000	528,984
Perusahaan Listrik Negara PT
4.13%, 5/15/27(a)(b)	380,000	399,594
4.13%, 5/15/27, Reg S	220,000	231,344

Total Indonesia		1,159,922

Israel - 2.8%
Israel Electric Corp., Ltd.
6.88%, 6/21/23, Reg S	200,000	227,938
4.25%, 8/14/28, Series GMTN, Reg S(a)	200,000	218,344
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 7/21/23	250,000	226,875
3.15%, 10/1/26	450,000	366,609

Total Israel		1,039,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2019

Investments	Principal Amount	Value
Jamaica - 0.5%
Digicel Ltd.
6.00%, 4/15/21, Reg S	$250,000	$183,672

Kazakhstan - 2.4%
KazMunayGas National Co. JSC
4.75%, 4/24/25(a)	200,000	218,813
4.75%, 4/19/27, Reg S	600,000	655,500

Total Kazakhstan		874,313

Kuwait - 2.1%
Equate Petrochemical B.V.
3.00%, 3/3/22, Reg S	280,000	281,356
NBK Tier 1 Financing 2 Ltd.
4.50%, 11/27/25, (4.50% fixed rate until 11/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(a)(c)(d)	500,000	499,375

Total Kuwait		780,731

Luxembourg - 3.3%
Altice Financing S.A.
6.63%, 2/15/23, Reg S	350,000	358,750
7.50%, 5/15/26, Reg S	250,000	266,550
Millicom International Cellular S.A.
6.00%, 3/15/25, Reg S	330,000	342,684
5.13%, 1/15/28(a)	216,000	221,906

Total Luxembourg		1,189,890

Malaysia - 1.1%
Petronas Capital Ltd.
3.50%, 3/18/25, Reg S	400,000	420,000

Mexico - 5.8%
Alpek S.A.B. de C.V.
4.25%, 9/18/29(a)	400,000	400,500
Banco Mercantil del Norte S.A.
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(c)(d)	200,000	211,500
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S(b)	250,000	271,625
Cemex S.A.B. de C.V.
7.75%, 4/16/26, Reg S	600,000	650,250
Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 7/17/23; 5-year Constant Maturity Treasury Rate + 3.28% until 7/17/28; 5-year Constant Maturity Treasury Rate + 3.53% until 7/17/43; 5-year Constant Maturity Treasury Rate + 4.28% thereafter)(a)(c)(d)	250,000	264,219
Orbia Advance Corp. S.A.B. de C.V.
4.00%, 10/4/27(a)	320,000	323,450

Total Mexico		2,121,544

Morocco - 1.6%
OCP S.A.
5.63%, 4/25/24, Reg S	300,000	330,300
6.88%, 4/25/44, Reg S	200,000	251,500

Total Morocco		581,800

Netherlands - 1.9%
Sigma Finance Netherlands B.V.
4.88%, 3/27/28(a)(b)	300,000	323,203
VEON Holdings B.V.
4.00%, 4/9/25(a)	350,000	362,250

Total Netherlands		685,453

Oman - 0.7%
Oztel Holdings SPC Ltd.
5.63%, 10/24/23, Reg S	250,000	264,766

Panama - 1.4%
Multibank, Inc.
4.38%, 11/9/22(a)(b)	500,000	518,359

Peru - 5.1%
Banco de Credito del Peru
6.13%, 4/24/27, Reg S, (6.125% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 7.043% thereafter)(c)	450,000	479,461
Banco Internacional del Peru S.A.A. Interbank
3.25%, 10/4/26(a)	200,000	199,250
Inkia Energy Ltd.
5.88%, 11/9/27, Reg S	200,000	207,031
Inretail Pharma S.A.
5.38%, 5/2/23(a)	300,000	314,906
5.38%, 5/2/23, Reg S	100,000	104,969
Kallpa Generacion S.A.
4.13%, 8/16/27, Reg S	250,000	255,156
Southern Copper Corp.
5.25%, 11/8/42	260,000	292,825

Total Peru		1,853,598

Philippines - 1.4%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/2/24, Reg S	400,000	497,875

Russia - 7.3%
Alfa Bank AO via Alfa Bond Issuance PLC
6.95%, 4/30/23, Reg S, (6.95% fixed rate until 4/30/23; 5-year Constant Maturity Treasury Rate + 4.572% thereafter)(c)(d)	250,000	249,375
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(a)(c)	350,000	356,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2019

Investments	Principal Amount	Value
ALROSA Finance S.A.
4.65%, 4/9/24(a)	$200,000	$211,314
Evraz PLC
5.25%, 4/2/24(a)	275,000	296,570
Gazprom Neft OAO via GPN Capital S.A.
6.00%, 11/27/23, Reg S	325,000	362,832
Gazprom PJSC via Gaz Capital S.A.
4.95%, 3/23/27, Reg S	335,000	367,244
Novolipetsk Steel via Steel Funding DAC
4.00%, 9/21/24, Reg S	250,000	261,250
Severstal OAO Via Steel Capital S.A.
3.15%, 9/16/24(a)	200,000	199,500
VTB Bank OJSC via VTB Capital S.A.
6.95%, 10/17/22, Reg S	353,000	381,240

Total Russia		2,685,888

Saudi Arabia - 1.1%
SABIC Capital II B.V.
4.50%, 10/10/28(a)	350,000	389,484

Singapore - 1.5%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24, Reg S(b)	525,000	560,438

South Africa - 1.9%
AngloGold Ashanti Holdings PLC
5.13%, 8/1/22	200,000	210,875
6.50%, 4/15/40	162,000	182,579
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 5/15/24(a)(b)	275,000	293,047

Total South Africa		686,501

South Korea - 2.5%
Kookmin Bank
4.35%, 7/2/24, (4.35% fixed rate until 7/2/24; 5-year Constant Maturity Treasury Rate + 2.639% thereafter)(a)(c)(d)	200,000	205,031
Woori Bank
4.75%, 4/30/24, Reg S(b)	650,000	697,836

Total South Korea		902,867

Thailand - 3.5%
Bangkok Bank PCL
4.45%, 9/19/28(a)	300,000	335,109
PTTEP Treasury Center Co., Ltd.
4.60%, 7/17/22, Reg S, (4.60% fixed rate until 7/17/22; 5-year Constant Maturity Treasury Rate + 2.724% until 7/17/27; 6-month U.S. dollar London Interbank Offered Rate + 2.90% until 7/17/42; 6-month U.S. dollar London Interbank Offered Rate + 3.65% thereafter)(c)(d)	600,000	619,969
3.90%, 12/6/59(a)	325,000	321,656

Total Thailand		1,276,734

Turkey - 4.1%
QNB Finansbank AS
6.88%, 9/7/24(a)(b)	200,000	212,281
Turk Telekomunikasyon AS
6.88%, 2/28/25(a)	200,000	214,063
Turkiye Garanti Bankasi AS
5.88%, 3/16/23, Reg S	350,000	358,641
Turkiye Is Bankasi AS
6.13%, 4/25/24, Reg S	200,000	197,656
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(a)	300,000	315,703
Turkiye Vakiflar Bankasi TAO
8.13%, 3/28/24(a)	200,000	209,500

Total Turkey		1,507,844

United Arab Emirates - 5.7%
Abu Dhabi National Energy Co. PJSC
4.38%, 6/22/26, Reg S	1,000,000	1,085,625
DP World Crescent Ltd.
3.91%, 5/31/23, Reg S	200,000	207,875
DP World PLC
6.85%, 7/2/37, Reg S	100,000	131,656
First Abu Dhabi Bank PJSC
5.25%, 6/17/20, Reg S, (5.25% fixed rate until 6/17/20; 5-year U.S. dollar Swap Rate + 3.35% thereafter)(c)(d)	200,000	201,750
MAF Global Securities Ltd.
4.75%, 5/7/24, Reg S	200,000	213,438
MHP Lux S.A.
6.25%, 9/19/29(a)	275,000	260,562

Total United Arab Emirates		2,100,906

Zambia - 0.5%
First Quantum Minerals Ltd.
6.88%, 3/1/26(a)	200,000	194,031

TOTAL FOREIGN CORPORATE BONDS (Cost: $33,417,870)		34,765,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2019

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%

Egypt - 1.2%
Egypt Government International Bond
7.60%, 3/1/29(a)	$400,000	$426,375

Indonesia - 0.7%
Indonesia Government International Bond
4.75%, 2/11/29	210,000	239,269

Nigeria - 0.5%
Nigeria Government International Bond
6.50%, 11/28/27, Reg S	200,000	200,031

Saudi Arabia - 0.6%
Saudi Government International Bond
4.00%, 4/17/25(a)	200,000	214,800

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,007,617)		1,080,475

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.4%

United States - 7.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.63%(e) (Cost: $2,718,060)(f)	2,718,060	2,718,060

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $37,589,093)		39,055,421
Other Assets less Liabilities - (6.6)%		(2,414,383)

NET ASSETS - 100.0%		$36,641,038

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2019 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2019.
(f)

At November 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,704,451 and the total market value of the collateral held by the Fund was $3,792,915. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,074,855.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	30	3/20/20	$(3,880,781)	$4,343
U.S. Treasury Long Bond	2	3/20/20	(317,937)	526
Ultra 10 Year U.S. Treasury Note	6	3/20/20	(853,313)	1,085

			$(5,052,031)	$5,954

Long Exposure
2 Year U.S. Treasury Note	19	3/31/20	$4,096,133	$(54)
5 Year U.S. Treasury Note	6	3/31/20	713,812	(94)

			$4,809,945	$(148)

Total - Net			$(242,086)	$5,806

†	As of November 30, 2019, deposits at broker for futures contracts of $44,051 included cash collateral of $45,746 and previously settled variation margin losses on open futures contracts of $1,695.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2019

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 0.2%

Turkey - 0.2%
Kreditanstalt fuer Wiederaufbau
9.25%, 5/22/20, Reg S (Cost: $536,793)	1,590,000	TRY	$274,648

FOREIGN GOVERNMENT OBLIGATIONS - 85.7%

Brazil - 11.7%
Brazil Letras do Tesouro Nacional
10.26%, 7/1/21, Series LTN(a)	5,000,000	BRL	1,094,792
8.51%, 1/1/22, Series LTN(a)	12,785,000	BRL	2,712,081
6.26%, 7/1/22, Series LTN(a)	11,000,000	BRL	2,258,590
6.65%, 7/1/23, Series LTN(a)	8,030,000	BRL	1,536,556
Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	13,093,000	BRL	3,264,447
10.00%, 1/1/23, Series F	13,435,000	BRL	3,527,810
10.00%, 1/1/25, Series F	13,739,000	BRL	3,720,998
10.00%, 1/1/27, Series F	12,840,000	BRL	3,560,040
10.00%, 1/1/29, Series F	2,460,000	BRL	696,035

Total Brazil			22,371,349

Chile - 1.7%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 3/1/21	315,000,000	CLP	403,808
4.50%, 3/1/26	790,000,000	CLP	1,065,047
5.00%, 3/1/35	795,000,000	CLP	1,147,245
6.00%, 1/1/43, Series 30YR	325,000,000	CLP	539,769

Total Chile			3,155,869

China - 3.7%
China Government Bond
3.09%, 6/29/20, Reg S	1,000,000	CNY	142,575
2.48%, 12/1/20	3,000,000	CNY	425,679
3.25%, 7/4/21	10,000,000	CNY	1,433,972
2.36%, 8/18/21, Reg S	8,000,000	CNY	1,130,978
3.10%, 6/29/22	8,500,000	CNY	1,218,979
3.16%, 6/27/23	10,000,000	CNY	1,439,854
3.38%, 7/4/26	2,500,000	CNY	364,777
3.85%, 12/12/26	4,000,000	CNY	601,520
3.48%, 6/29/27, Reg S	2,000,000	CNY	293,360

Total China			7,051,694

Colombia - 6.9%
Colombia Government International Bond
7.75%, 4/14/21	2,209,000,000	COP	649,328
Colombian TES
7.00%, 5/4/22, Series B	5,691,700,000	COP	1,682,065
10.00%, 7/24/24, Series B	9,452,700,000	COP	3,164,908
7.50%, 8/26/26, Series B	6,409,200,000	COP	1,972,270
6.00%, 4/28/28, Series B	7,093,200,000	COP	1,979,804
7.75%, 9/18/30, Series B	6,190,000,000	COP	1,915,490
7.00%, 6/30/32, Series B	5,237,500,000	COP	1,536,083
7.25%, 10/18/34, Series B	1,000,000,000	COP	298,672

Total Colombia			13,198,620

Hungary - 1.9%
Hungary Government Bond
7.50%, 11/12/20, Series 20/A	65,510,000	HUF	231,247
7.00%, 6/24/22, Series 22/A	119,950,000	HUF	465,527
1.75%, 10/26/22, Series 22/B	188,360,000	HUF	647,474
3.00%, 6/26/24, Series 24/B	318,610,000	HUF	1,159,503
3.00%, 10/27/27, Series 27/A	322,740,000	HUF	1,182,418

Total Hungary			3,686,169

India - 3.6%
India Government Bond
7.68%, 12/15/23	30,000,000	INR	440,565
8.40%, 7/28/24	134,000,000	INR	2,027,271
7.59%, 3/20/29	100,000,000	INR	1,469,942
7.88%, 3/19/30	100,000,000	INR	1,493,710
9.20%, 9/30/30	90,920,000	INR	1,473,789

Total India			6,905,277

Indonesia - 6.9%
Indonesia Treasury Bond
8.25%, 7/15/21, Series FR53	6,636,000,000	IDR	487,625
7.00%, 5/15/22, Series FR61	10,109,000,000	IDR	731,639
8.38%, 3/15/24, Series FR70	24,665,000,000	IDR	1,870,641
8.38%, 9/15/26, Series FR56	23,181,000,000	IDR	1,780,064
9.00%, 3/15/29, Series FR71	23,875,000,000	IDR	1,901,706
8.75%, 5/15/31, Series FR73	26,689,000,000	IDR	2,103,313
8.25%, 6/15/32, Series FR58	19,053,000,000	IDR	1,441,261
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,222,454
8.25%, 5/15/36, Series FR72	14,563,000,000	IDR	1,096,401
8.75%, 2/15/44, Series FR67	6,890,000,000	IDR	532,936

Total Indonesia			13,168,040

Malaysia - 3.7%
Malaysia Government Bond
4.16%, 7/15/21, Series 0111	2,088,000	MYR	508,338
3.42%, 8/15/22, Series 0112	1,743,000	MYR	421,004
4.18%, 7/15/24, Series 0114	3,385,000	MYR	843,130
3.96%, 9/15/25, Series 0115	5,000,000	MYR	1,237,978
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,091,041
3.89%, 8/15/29, Series 0219	3,500,000	MYR	868,531
4.76%, 4/7/37, Series 0317	2,175,000	MYR	588,244
Malaysia Government Investment Issue
3.95%, 4/14/22, Series 0317	895,000	MYR	218,484
4.09%, 11/30/23, Series 0318	5,000,000	MYR	1,236,825

Total Malaysia			7,013,575

Mexico - 7.3%
Mexican Bonos
6.50%, 6/9/22, Series M	9,987,000	MXN	508,384
10.00%, 12/5/24, Series M 20	32,353,000	MXN	1,871,666
7.50%, 6/3/27, Series M 20	42,000,000	MXN	2,210,493
8.50%, 5/31/29, Series M 20	7,455,000	MXN	419,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2019

Investments	Principal Amount†		Value
7.75%, 5/29/31, Series M	25,133,000	MXN	$1,348,888
7.75%, 11/23/34, Series M	11,319,000	MXN	608,500
10.00%, 11/20/36, Series M 30	35,452,000	MXN	2,303,112
8.50%, 11/18/38, Series M 30	24,854,000	MXN	1,430,002
7.75%, 11/13/42, Series M	39,142,000	MXN	2,094,731
8.00%, 11/7/47, Series M	20,000,000	MXN	1,104,640

Total Mexico			13,900,037

Peru - 3.6%
Peru Government Bond
6.15%, 8/12/32, Reg S(b)	101,000	PEN	33,412
Peruvian Government International Bond
5.70%, 8/12/24, Reg S	3,450,000	PEN	1,131,541
8.20%, 8/12/26, Reg S	3,868,000	PEN	1,430,696
6.95%, 8/12/31, Reg S	6,421,000	PEN	2,260,965
6.90%, 8/12/37, Reg S	5,765,000	PEN	2,023,214

Total Peru			6,879,828

Philippines - 2.0%
Philippine Government International Bond
4.95%, 1/15/21	60,000,000	PHP	1,195,159
3.90%, 11/26/22	39,000,000	PHP	768,598
6.25%, 1/14/36	80,000,000	PHP	1,913,608

Total Philippines			3,877,365

Poland - 7.4%
Republic of Poland Government Bond
1.75%, 7/25/21, Series 0721	1,455,000	PLN	374,323
2.25%, 4/25/22, Series 0422	5,914,000	PLN	1,539,027
5.75%, 9/23/22, Series 0922	4,528,000	PLN	1,290,110
2.50%, 1/25/23, Series 0123	5,000,000	PLN	1,313,915
4.00%, 10/25/23, Series 1023	7,301,000	PLN	2,030,356
3.25%, 7/25/25, Series 0725	6,865,000	PLN	1,889,331
2.50%, 7/25/26, Series 0726	9,495,000	PLN	2,519,389
2.50%, 7/25/27, Series 0727	9,885,000	PLN	2,625,804
2.75%, 10/25/29, Series 1029	1,750,000	PLN	477,541

Total Poland			14,059,796

Romania - 1.9%
Romania Government Bond
3.25%, 3/22/21, Series 5Y	1,930,000	RON	443,832
5.95%, 6/11/21, Series 10Y	2,560,000	RON	611,305
4.00%, 10/27/21, Series 3Y	400,000	RON	93,003
5.85%, 4/26/23, Series 10Y	3,470,000	RON	848,803
4.75%, 2/24/25, Series 10Y	3,295,000	RON	782,477
5.80%, 7/26/27, Series 15Y	2,880,000	RON	721,724
5.00%, 2/12/29, Series 10Y	500,000	RON	119,104

Total Romania			3,620,248

Russia - 10.4%
Russian Federal Bond - OFZ
7.00%, 12/15/21, Series 5083	68,235,000	RUB	1,086,388
7.00%, 1/25/23, Series 6211	124,349,000	RUB	1,994,982
7.00%, 8/16/23, Series 6215	95,305,000	RUB	1,533,192
6.50%, 2/28/24, Series 6223	119,910,000	RUB	1,894,921
7.40%, 7/17/24, Series 6227	120,000,000	RUB	1,961,796
7.10%, 10/16/24, Series 6222	100,000,000	RUB	1,618,586
7.75%, 9/16/26, Series 6219	128,000,000	RUB	2,161,700
7.05%, 1/19/28, Series 6212	119,885,000	RUB	1,959,906
6.90%, 5/23/29, Series 6224	55,000,000	RUB	892,357
8.50%, 9/17/31, Series 6218	98,595,000	RUB	1,797,951
7.70%, 3/23/33, Series 6221	83,865,000	RUB	1,438,310
7.25%, 5/10/34, Series 6225	90,000,000	RUB	1,488,704

Total Russia			19,828,793

South Africa - 4.9%
Republic of South Africa Government Bond
8.00%, 1/31/30, Series 2030	1,955,000	ZAR	122,931
7.00%, 2/28/31, Series R213	30,067,000	ZAR	1,709,569
8.25%, 3/31/32, Series 2032	8,000,000	ZAR	493,851
6.25%, 3/31/36, Series R209	22,601,600	ZAR	1,093,779
8.50%, 1/31/37, Series 2037	8,000,000	ZAR	478,950
9.00%, 1/31/40, Series 2040	33,000,000	ZAR	2,026,506
8.75%, 1/31/44, Series 2044	23,155,000	ZAR	1,369,499
8.75%, 2/28/48, Series 2048	33,120,000	ZAR	1,955,601

Total South Africa			9,250,686

Thailand - 4.6%
Thailand Government Bond
3.85%, 12/12/25	5,480,000	THB	206,377
2.13%, 12/17/26	36,000,000	THB	1,241,715
2.88%, 12/17/28	12,615,000	THB	462,119
4.88%, 6/22/29	37,602,000	THB	1,603,381
3.65%, 6/20/31	55,000,000	THB	2,187,098
3.40%, 6/17/36	58,800,000	THB	2,367,426
2.88%, 6/17/46	19,050,000	THB	751,769

Total Thailand			8,819,885

Turkey - 3.5%
Turkey Government Bond
9.40%, 7/8/20	11,050,000	TRY	1,904,675
11.00%, 3/2/22	8,420,000	TRY	1,448,413
8.00%, 3/12/25	10,557,000	TRY	1,555,014
11.00%, 2/24/27	5,955,000	TRY	981,872
10.50%, 8/11/27	4,910,000	TRY	788,370

Total Turkey			6,678,344

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $175,816,648)			163,465,575

SUPRANATIONAL BONDS - 5.4%
European Bank for Reconstruction & Development
6.45%, 12/13/22	12,910,000,000	IDR	922,463
European Investment Bank
7.63%, 1/12/22	18,000,000	MXN	935,552
8.13%, 12/21/26	24,740,000	ZAR	1,748,599
8.00%, 5/5/27, Reg S	28,200,000	ZAR	1,981,688
International Bank for Reconstruction & Development
8.25%, 12/21/26	14,000,000	ZAR	988,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2019

Investments	Principal Amount†		Value
International Finance Corp.
7.50%, 1/18/28	37,000,000	MXN	$1,937,400
5.50%, 2/28/28	118,000,000	RUB	1,858,183

TOTAL SUPRANATIONAL BONDS (Cost: $10,177,070)			10,372,704

REPURCHASE AGREEMENT - 6.0%

United States - 6.0%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/19 (tri-party custodian: The Bank of New York Mellon Corp.), 1.63% due 12/2/19; Proceeds at maturity - $11,531,566 (fully collateralized by Fannie Mae Interest STRIPS, zero coupon - 6.50% due 1/1/33 - 2/1/48 and Freddie Mac Gold STRIPS, zero coupon - 4.00% due 12/15/27 - 8/15/48; Market value including accrued interest - $11,875,900) (Cost: $11,530,000)	11,530,000		11,530,000

TOTAL INVESTMENTS IN SECURITIES - 97.3% (Cost: $198,060,511)			185,642,927
Other Assets less Liabilities - 2.7%			5,105,615

NET ASSETS - 100.0%			$190,748,542

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2019.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	12/18/2019	144,000,000	RUB	2,148,052	USD	$87,841	$—
Citibank N.A.	12/18/2019	157,945,000	THB	5,162,698	USD	65,676	—
Citibank N.A.	12/18/2019	258,882	USD	5,000,000	MXN	3,057	—
Citibank N.A.	12/18/2019	169,661	USD	1,000,000	TRY	—	(3,698)
Goldman Sachs	12/18/2019	123,070,000	MXN	6,207,963	USD	88,906	—
JP Morgan Chase Bank N.A.	12/18/2019	112,643	USD	8,082,000	INR	127	—
Morgan Stanley & Co. International	12/18/2019	5,300,000	TRY	890,571	USD	28,235	—
Royal Bank of Canada	12/18/2019	8,082,000	INR	111,257	USD	1,258	—

						$275,100	$(3,698)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2019

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian Nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.9%

U.S. Treasury Notes - 99.9%
U.S. Treasury Floating Rate Notes
1.68%, 1/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.115%)*	$490,912,000	$490,766,926
1.71%, 4/30/21, (3-month U.S. Treasury Bill Money Market Yield + 0.139%)*	491,087,000	490,794,656
1.79%, 7/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.22%)*	484,043,000	484,274,208
1.87%, 10/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.30%)*	329,743,000	330,133,696

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,795,694,393)		1,795,969,486
Other Assets less Liabilities - 0.1%		2,585,099

NET ASSETS - 100.0%		$1,798,554,585

*	Floating rate note. Coupon shown is in effect at November 30, 2019. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 81.8%

United States - 81.8%
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	$27,000	$27,211
5.63%, 2/15/23	569,000	581,086
ACE Cash Express, Inc.
12.00%, 12/15/22(a)	50,000	46,500
Acrisure LLC
8.13%, 2/15/24(a)	489,000	520,479
Actuant Corp.
5.63%, 6/15/22	362,000	366,638
ADT Security Corp. (The)
6.25%, 10/15/21	416,000	441,896
3.50%, 7/15/22	459,000	467,029
4.13%, 6/15/23(b)	494,000	507,580
Advanced Micro Devices, Inc.
7.50%, 8/15/22(b)	314,000	355,703
AES Corp.
4.88%, 5/15/23	644,000	656,874
Ahern Rentals, Inc.
7.38%, 5/15/23(a)	249,000	194,946
Air Medical Group Holdings, Inc.
6.38%, 5/15/23(a)	159,000	138,793
AK Steel Corp.
7.63%, 10/1/21	137,000	136,370
7.50%, 7/15/23	178,000	178,964
Albertsons Cos. LLC
6.63%, 6/15/24	626,000	658,245
Aleris International, Inc.
10.75%, 7/15/23(a)(b)	166,000	174,161
Allegheny Technologies, Inc.
5.95%, 1/15/21	132,000	137,564
7.88%, 8/15/23(b)	436,000	485,591
Ally Financial, Inc.
8.00%, 3/15/20	455,000	461,013
7.50%, 9/15/20	324,000	338,333
4.13%, 2/13/22	326,000	336,138
AMC Networks, Inc.
4.75%, 12/15/22	340,000	344,248
5.00%, 4/1/24	459,000	461,869
American Airlines Group, Inc.
4.63%, 3/1/20(a)	288,000	289,934
5.00%, 6/1/22(a)	868,000	907,971
American Axle & Manufacturing, Inc.
6.63%, 10/15/22(b)	225,000	228,445
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23(a)	250,000	257,396
American Energy- Permian Basin LLC
12.00%, 10/1/24(a)	300,000	187,500
American Midstream Partners L.P.
9.50%, 12/15/21(a)	257,000	242,325
AmeriGas Partners L.P.
5.63%, 5/20/24	304,000	325,277
Anixter, Inc.
5.13%, 10/1/21	103,000	108,037
5.50%, 3/1/23	396,000	412,994
Antero Midstream Partners L.P.
5.38%, 9/15/24	350,000	300,125
Antero Resources Corp.
5.38%, 11/1/21(b)	451,000	417,626
5.13%, 12/1/22(b)	304,000	247,760
5.63%, 6/1/23	399,000	283,290
Apex Tool Group LLC
9.00%, 2/15/23(a)	197,000	165,562
APX Group, Inc.
8.75%, 12/1/20(b)	204,000	199,920
7.88%, 12/1/22	511,000	509,080
7.63%, 9/1/23(b)	187,000	163,703
Aramark Services, Inc.
5.13%, 1/15/24(b)	460,000	474,370
Archrock Partners L.P.
6.00%, 10/1/22	68,000	68,361
Arconic, Inc.
6.15%, 8/15/20	492,000	504,856
5.40%, 4/15/21	613,000	632,037
5.87%, 2/23/22	183,000	195,438
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	463,000	445,634
Ashland LLC
4.75%, 8/15/22	694,000	728,700
Avantor, Inc.
6.00%, 10/1/24(a)	675,000	724,774
Ball Corp.
4.38%, 12/15/20	296,000	302,586
5.00%, 3/15/22	342,000	360,808
4.00%, 11/15/23	677,000	709,151
Bausch Health Cos., Inc.
6.50%, 3/15/22(a)	632,000	649,380
5.50%, 3/1/23(a)	99,000	100,031
5.88%, 5/15/23(a)	576,000	584,634
7.00%, 3/15/24(a)	877,000	919,745
BCD Acquisition, Inc.
9.63%, 9/15/23(a)	446,000	452,315
Berry Global, Inc.
5.50%, 5/15/22	296,000	300,808
6.00%, 10/15/22	129,000	131,620
5.13%, 7/15/23	385,000	396,065
Blue Cube Spinco LLC
9.75%, 10/15/23	315,000	343,347
Blue Racer Midstream LLC
6.13%, 11/15/22(a)	495,000	447,823
Boyd Gaming Corp.
6.88%, 5/15/23	338,000	349,620
Brinker International, Inc.
3.88%, 5/15/23	162,000	162,405
Bruin E&P Partners LLC
8.88%, 8/1/23(a)	257,000	165,229
Buckeye Partners L.P.
4.15%, 7/1/23	300,000	299,786
4.35%, 10/15/24(b)	200,000	198,913
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(c)	351,000	263,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
C&S Group Enterprises LLC
5.38%, 7/15/22(a)	$218,000	$221,270
Cablevision Systems Corp.
5.88%, 9/15/22	339,000	366,118
California Resources Corp.
8.00%, 12/15/22(a)	1,005,000	253,763
Callon Petroleum Co.
6.13%, 10/1/24	270,000	257,175
Calpine Corp.
6.00%, 1/15/22(a)	336,000	337,251
5.38%, 1/15/23	571,000	580,279
5.50%, 2/1/24	617,000	629,365
Calumet Specialty Products Partners L.P.
7.63%, 1/15/22(b)	300,000	297,844
7.75%, 4/15/23	122,000	117,476
Carlson Travel, Inc.
6.75%, 12/15/23(a)	200,000	206,083
Carpenter Technology Corp.
5.20%, 7/15/21	212,000	216,742
4.45%, 3/1/23	129,000	133,555
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	303,000	292,392
Carvana Co.
8.88%, 10/1/23(a)	277,000	287,731
CCO Holdings LLC
5.25%, 9/30/22	601,000	610,391
5.13%, 2/15/23	447,000	455,377
4.00%, 3/1/23(a)	227,000	231,821
5.13%, 5/1/23(a)	504,000	517,225
5.75%, 9/1/23	222,000	227,300
5.88%, 4/1/24(a)	773,000	807,777
CEC Entertainment, Inc.
8.00%, 2/15/22(b)	97,000	94,363
Cengage Learning, Inc.
9.50%, 6/15/24(a)	280,000	237,884
Centene Corp.
4.75%, 5/15/22	764,000	781,185
6.13%, 2/15/24	662,000	688,894
Century Aluminum Co.
7.50%, 6/1/21(a)	43,000	41,835
CenturyLink, Inc.
5.63%, 4/1/20, Series V	418,000	422,934
6.45%, 6/15/21, Series S	518,000	545,065
5.80%, 3/15/22, Series T	523,000	552,415
6.75%, 12/1/23, Series W	319,000	355,685
7.50%, 4/1/24, Series Y(b)	489,000	551,347
CF Industries, Inc.
3.45%, 6/1/23	508,000	520,695
CGG Holding U.S., Inc.
9.00%, 5/1/23(a)	200,000	212,397
Chemours Co. (The)
6.63%, 5/15/23(b)	424,000	418,700
Cinemark USA, Inc.
4.88%, 6/1/23	381,000	387,664
CIT Bank N.A.
2.97%, 9/27/25, (2.969% fixed rate until 9/27/24; Secured Overnight Financing Rate + 1.715% thereafter)(c)	250,000	248,036
CIT Group, Inc.
5.00%, 8/15/22	681,000	726,486
5.00%, 8/1/23	344,000	371,087
4.75%, 2/16/24	448,000	479,360
CITGO Petroleum Corp.
6.25%, 8/15/22(a)(b)	348,000	352,783
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(a)	866,000	956,107
Clearwater Paper Corp.
4.50%, 2/1/23(b)	60,000	60,243
Cleaver-Brooks, Inc.
7.88%, 3/1/23(a)	162,000	155,385
Cloud Crane LLC
10.13%, 8/1/24(a)	115,000	119,024
CNG Holdings, Inc.
12.50%, 6/15/24(a)	140,000	132,008
CNX Resources Corp.
5.88%, 4/15/22(b)	635,000	617,537
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	296,000	309,412
Colfax Corp.
6.00%, 2/15/24(a)	373,000	396,309
Commercial Metals Co.
4.88%, 5/15/23	142,000	147,384
CommScope, Inc.
5.00%, 6/15/21(a)	122,000	122,354
5.50%, 3/1/24(a)	550,000	572,682
5.50%, 6/15/24(a)(b)	661,000	649,578
Community Health Systems, Inc.
5.13%, 8/1/21(b)	432,000	429,732
6.88%, 2/1/22	1,155,000	903,787
6.25%, 3/31/23	2,200,000	2,178,000
9.88%, 6/30/23(a)(c)	728,000	613,642
8.63%, 1/15/24(a)	284,000	293,227
8.13%, 6/30/24(a)	610,000	477,319
Consolidated Communications, Inc.
6.50%, 10/1/22(b)	244,000	209,840
CoreCivic, Inc.
5.00%, 10/15/22	196,000	196,306
4.63%, 5/1/23	346,000	338,647
Cornerstone Chemical Co.
6.75%, 8/15/24(a)	334,000	304,914
CPG Merger Sub LLC
8.00%, 10/1/21(a)	265,000	264,894
Credit Acceptance Corp.
7.38%, 3/15/23	262,000	270,624
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	485,000	487,420
Crown Americas LLC
4.50%, 1/15/23	489,000	512,467
CSC Holdings LLC
6.75%, 11/15/21	597,000	643,864
5.38%, 7/15/23(a)	915,000	941,297
5.25%, 6/1/24	454,000	489,180
CSI Compressco L.P.
7.25%, 8/15/22	122,000	108,923
CVR Partners L.P.
9.25%, 6/15/23(a)	453,000	473,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
CVR Refining LLC
6.50%, 11/1/22	$580,000	$588,696
DaVita, Inc.
5.13%, 7/15/24	718,000	738,635
DCP Midstream L.P.
7.38%, 12/15/22, Series A, (7.375% fixed rate until 12/15/22; 3-month U.S. dollar London Interbank Offered Rate + 5.148% thereafter)(c)(d)	225,000	215,217
DCP Midstream Operating L.P.
5.35%, 3/15/20(a)	196,000	197,071
4.75%, 9/30/21(a)	251,000	256,271
4.95%, 4/1/22	159,000	164,957
3.88%, 3/15/23	212,000	215,708
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(c)	248,000	229,012
Dean Foods Co.
6.50%, 3/15/23(a)(e)	222,000	43,568
Dell, Inc.
4.63%, 4/1/21	300,000	308,220
Denbury Resources, Inc.
9.00%, 5/15/21(a)	381,000	335,185
9.25%, 3/31/22(a)	442,000	366,998
7.75%, 2/15/24(a)	199,000	148,586
Diamond Offshore Drilling, Inc.
3.45%, 11/1/23	97,000	78,853
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)(b)	232,000	238,958
10.75%, 9/1/24(a)	250,000	256,979
DISH DBS Corp.
5.13%, 5/1/20	611,000	615,103
6.75%, 6/1/21	875,000	923,904
5.88%, 7/15/22	922,000	965,789
5.00%, 3/15/23	751,000	758,502
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23(a)	122,000	128,151
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)	96,000	97,620
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	285,000	289,273
7.75%, 5/15/22, Toggle PIK (7.75% Cash or 8.50% PIK)(a)	400,000	407,497
Edgewell Personal Care Co.
4.70%, 5/19/21	362,000	370,507
4.70%, 5/24/22	324,000	333,718
EIG Investors Corp.
10.88%, 2/1/24	249,000	245,368
Elanco Animal Health, Inc.
3.91%, 8/27/21	263,000	269,754
4.27%, 8/28/23	550,000	576,088
EMC Corp.
2.65%, 6/1/20	947,000	947,000
3.38%, 6/1/23	1,434,000	1,451,108
Encompass Health Corp.
5.13%, 3/15/23	263,000	269,355
Endo Finance LLC
6.00%, 7/15/23(a)	749,000	488,715
Energen Corp.
4.63%, 9/1/21	182,000	186,736
Energy Transfer Operating L.P.
6.25%, 2/15/23, Series A, (6.25% fixed rate until 2/15/23; 3-month U.S. dollar London Interbank Offered Rate + 4.028% thereafter)(c)(d)	480,000	432,730
Energy Ventures Gom LLC
11.00%, 2/15/23(a)	182,000	177,071
EnerSys
5.00%, 4/30/23(a)	227,000	235,039
EnLink Midstream Partners L.P.
6.00%, 12/15/22, Series C, (6.00% fixed rate until 12/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.11% thereafter)(c)(d)	185,000	93,135
4.40%, 4/1/24	334,000	308,112
Enova International, Inc.
8.50%, 9/1/24(a)	250,000	233,229
Enterprise Development Authority (The)
12.00%, 7/15/24(a)	350,000	398,270
Enviva Partners L.P.
8.50%, 11/1/21(b)	147,000	150,175
Exela Intermediate LLC
10.00%, 7/15/23(a)	464,000	167,040
Ferrellgas L.P.
6.50%, 5/1/21(b)	137,000	118,560
6.75%, 1/15/22	209,000	178,238
6.75%, 6/15/23(b)	306,000	261,757
Ferroglobe PLC
9.38%, 3/1/22(a)	160,000	98,050
Flexi-Van Leasing, Inc.
10.00%, 2/15/23(a)	107,000	102,453
Foresight Energy LLC
11.50%, 4/1/23(a)(e)	207,000	17,595
Forestar Group, Inc.
8.00%, 4/15/24(a)	242,000	262,065
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	304,000	316,158
Forum Energy Technologies, Inc.
6.25%, 10/1/21	212,000	170,215
Freedom Mortgage Corp.
10.75%, 4/1/24(a)	115,000	120,836
Freeport-McMoRan, Inc.
3.55%, 3/1/22	1,039,000	1,046,792
3.88%, 3/15/23	805,000	823,434
Fresh Market, Inc. (The)
9.75%, 5/1/23(a)	254,000	144,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
Frontier Communications Corp.
8.75%, 4/15/22	$187,000	$87,481
10.50%, 9/15/22	952,000	451,307
FS Energy & Power Fund
7.50%, 8/15/23(a)	252,000	256,722
FTS International, Inc.
6.25%, 5/1/22	337,000	190,510
GameStop Corp.
6.75%, 3/15/21(a)(b)	135,000	135,000
Gates Global LLC
6.00%, 7/15/22(a)	270,000	270,067
Genesis Energy L.P.
6.75%, 8/1/22	324,500	317,805
6.00%, 5/15/23	162,000	151,856
Genworth Holdings, Inc.
7.70%, 6/15/20(b)	160,000	162,862
7.20%, 2/15/21(b)	106,000	108,957
7.63%, 9/24/21(b)	270,000	279,671
4.90%, 8/15/23(b)	100,000	95,042
4.80%, 2/15/24(b)	200,000	187,500
GEO Group, Inc. (The)
5.13%, 4/1/23	74,000	65,675
Gogo Intermediate Holdings LLC
9.88%, 5/1/24(a)	524,000	552,134
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	424,000	428,236
Graphic Packaging International LLC
4.75%, 4/15/21	232,000	237,893
4.88%, 11/15/22	136,000	142,842
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	254,000	270,291
Great Western Petroleum LLC
9.00%, 9/30/21(a)	83,000	67,471
Griffon Corp.
5.25%, 3/1/22	498,000	503,455
Grinding Media, Inc.
7.38%, 12/15/23(a)	424,000	424,237
Group 1 Automotive, Inc.
5.00%, 6/1/22	178,000	180,669
Guitar Center, Inc.
9.50%, 10/15/21(a)	387,000	361,748
Gulfport Energy Corp.
6.63%, 5/1/23(b)	269,000	203,178
6.00%, 10/15/24	100,000	68,720
Hanesbrands, Inc.
4.63%, 5/15/24(a)	651,000	686,798
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	52,000	51,386
9.25%, 3/1/21(a)(b)	458,000	426,123
8.38%, 8/15/22(a)	458,000	344,788
HAT Holdings I LLC
5.25%, 7/15/24(a)	225,000	238,217
HCA Healthcare, Inc.
6.25%, 2/15/21	528,000	554,268
HCA, Inc.
7.50%, 2/15/22	904,000	1,003,434
5.88%, 5/1/23	547,000	604,430
Hecla Mining Co.
6.88%, 5/1/21(b)	229,000	227,225
Hertz Corp. (The)
7.63%, 6/1/22(a)	219,000	228,308
6.25%, 10/15/22	223,000	226,065
5.50%, 10/15/24(a)(b)	150,000	152,625
HighPoint Operating Corp.
7.00%, 10/15/22(b)	132,000	120,821
Hillman Group, Inc. (The)
6.38%, 7/15/22(a)	292,000	269,461
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	500,000	510,207
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21	225,000	67,500
Hughes Satellite Systems Corp.
7.63%, 6/15/21	493,000	529,852
Icahn Enterprises L.P.
5.88%, 2/1/22	691,000	696,687
6.25%, 2/1/22	550,000	562,371
6.75%, 2/1/24	224,000	233,613
Immucor, Inc.
11.13%, 2/15/22(a)	262,000	263,064
Infor U.S., Inc.
6.50%, 5/15/22	803,000	820,098
Informatica LLC
7.13%, 7/15/23(a)	310,000	315,809
Ingles Markets, Inc.
5.75%, 6/15/23	161,000	164,621
Ingram Micro, Inc.
5.00%, 8/10/22	25,000	25,555
International Game Technology PLC
6.25%, 2/15/22(a)	712,000	752,935
Iridium Communications, Inc.
10.25%, 4/15/23(a)	165,000	176,894
Iron Mountain, Inc.
4.38%, 6/1/21(a)(b)	276,000	278,346
6.00%, 8/15/23	354,000	364,008
iStar, Inc.
6.00%, 4/1/22	304,000	311,695
4.75%, 10/1/24	335,000	344,837
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	31,000	31,690
10.25%, 11/15/22(a)	287,000	305,027
Jaguar Holding Co. II
6.38%, 8/1/23(a)	556,000	576,844
JC Penney Corp., Inc.
5.88%, 7/1/23(a)	117,000	98,864
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	239,000	253,219
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22(a)	192,000	163,108
10.50%, 7/15/24(a)	350,000	245,875
Kaiser Aluminum Corp.
5.88%, 5/15/24	287,000	298,623
KB Home
7.00%, 12/15/21	286,000	309,352
7.50%, 9/15/22	162,000	182,908
7.63%, 5/15/23	100,000	113,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23(a)(b)	$206,000	$201,450
Kennedy-Wilson, Inc.
5.88%, 4/1/24	521,000	536,390
KFC Holding Co.
5.00%, 6/1/24(a)	384,000	399,356
KGA Escrow LLC
7.50%, 8/15/23(a)	259,000	271,410
L Brands, Inc.
5.63%, 2/15/22	291,000	305,912
5.63%, 10/15/23	497,000	529,921
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	453,000	471,117
Lamar Media Corp.
5.00%, 5/1/23	401,000	409,016
5.38%, 1/15/24	234,000	239,848
Laredo Petroleum, Inc.
5.63%, 1/15/22	241,000	222,544
6.25%, 3/15/23(b)	77,000	66,596
Lennar Corp.
6.63%, 5/1/20	212,000	216,322
8.38%, 1/15/21	260,000	277,654
4.75%, 4/1/21	362,000	371,412
6.25%, 12/15/21	248,000	262,049
4.13%, 1/15/22	328,000	337,020
4.75%, 11/15/22	256,000	270,260
4.88%, 12/15/23	172,000	184,326
4.50%, 4/30/24	384,000	408,257
Level 3 Financing, Inc.
5.13%, 5/1/23	505,000	510,045
5.38%, 1/15/24	455,000	463,720
Level 3 Parent LLC
5.75%, 12/1/22	311,000	311,000
Lexmark International, Inc.
7.13%, 3/15/20(b)	176,000	172,897
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	252,000	245,697
LKQ Corp.
4.75%, 5/15/23	493,000	502,239
Lonestar Resources America, Inc.
11.25%, 1/1/23(a)	96,000	67,680
Louisiana-Pacific Corp.
4.88%, 9/15/24	160,000	165,666
LSB Industries, Inc.
9.63%, 5/1/23(a)	183,000	190,853
LTF Merger Sub, Inc.
8.50%, 6/15/23(a)	468,000	481,064
M/I Homes, Inc.
6.75%, 1/15/21	84,000	84,559
Mack-Cali Realty L.P.
3.15%, 5/15/23(b)	262,000	257,902
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)	264,000	182,343
5.75%, 8/1/22(a)	300,000	104,813
4.75%, 4/15/23	366,000	140,108
5.63%, 10/15/23(a)	334,000	94,494
Martin Midstream Partners L.P.
7.25%, 2/15/21	496,000	447,928
MasTec, Inc.
4.88%, 3/15/23	212,000	215,268
Mattel, Inc.
4.35%, 10/1/20(b)	324,000	330,606
3.15%, 3/15/23(b)	292,000	285,551
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24(a)(b)	776,000	795,392
McGraw-Hill Global Education Holdings LLC
7.88%, 5/15/24(a)(b)	314,000	261,535
MDC Holdings, Inc.
5.63%, 2/1/20	148,000	149,110
5.50%, 1/15/24	329,000	359,569
MDC Partners, Inc.
6.50%, 5/1/24(a)	456,000	416,100
MEDNAX, Inc.
5.25%, 12/1/23(a)	319,000	326,972
Meritage Homes Corp.
7.15%, 4/15/20	303,000	309,421
7.00%, 4/1/22	281,000	307,080
Meritor, Inc.
6.25%, 2/15/24	132,000	136,345
MGIC Investment Corp.
5.75%, 8/15/23	411,000	455,353
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	584,000	643,860
MGM Resorts International
6.75%, 10/1/20	292,000	303,169
6.63%, 12/15/21	577,000	628,786
7.75%, 3/15/22	477,000	536,029
6.00%, 3/15/23	542,000	597,555
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	194,000	166,416
Molina Healthcare, Inc.
5.38%, 11/15/22	410,000	434,597
Montage Resources Corp.
8.88%, 7/15/23	287,000	234,620
Moog, Inc.
5.25%, 12/1/22(a)	205,000	208,075
MPH Acquisition Holdings LLC
7.13%, 6/1/24(a)	718,000	653,373
Murray Energy Corp.
11.25%, 4/15/21(a)(e)	112,000	291
Nabors Industries, Inc.
5.00%, 9/15/20	97,000	96,720
4.63%, 9/15/21	314,000	299,006
5.50%, 1/15/23(b)	191,000	168,558
5.10%, 9/15/23	255,000	204,638
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	506,000	542,680
Nationstar Mortgage LLC
6.50%, 7/1/21	309,000	311,132
Navient Corp.
8.00%, 3/25/20	226,000	229,567
5.00%, 10/26/20	324,000	330,986
5.88%, 3/25/21	477,000	494,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
6.63%, 7/26/21	$293,000	$311,242
7.25%, 1/25/22	334,000	363,225
6.50%, 6/15/22	505,000	548,945
5.50%, 1/25/23	361,000	381,306
7.25%, 9/25/23	391,000	434,984
6.13%, 3/25/24(b)	384,000	410,876
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	291,000	232,000
Navios Maritime Holdings, Inc.
7.38%, 1/15/22(a)	113,000	65,258
NCL Corp., Ltd.
4.75%, 12/15/21(a)	266,000	269,923
NCR Corp.
5.88%, 12/15/21	179,000	179,631
5.00%, 7/15/22	357,000	360,927
6.38%, 12/15/23(b)	305,000	313,125
Netflix, Inc.
5.38%, 2/1/21	292,000	302,643
5.50%, 2/15/22	438,000	463,724
5.75%, 3/1/24	394,000	437,175
New Home Co., Inc. (The)
7.25%, 4/1/22	402,000	383,030
Newmark Group, Inc.
6.13%, 11/15/23	167,000	183,679
NextEra Energy Operating Partners L.P.
4.25%, 9/15/24(a)	600,000	617,994
NGL Energy Partners L.P.
7.50%, 11/1/23	375,000	359,809
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	342,000	343,197
Nielsen Finance LLC
5.00%, 4/15/22(a)	1,015,000	1,023,881
Noble Holding International Ltd.
7.75%, 1/15/24(b)	242,000	124,125
Northern Oil and Gas, Inc.
8.50%, 5/15/23	315,000	323,662
Northwest Acquisitions ULC
7.13%, 11/1/22(a)	132,000	85,387
Northwest Hardwoods, Inc.
7.50%, 8/1/21(a)	107,000	53,500
NortonLifeLock, Inc.
4.20%, 9/15/20	470,000	474,674
3.95%, 6/15/22	102,000	103,736
Novelis Corp.
6.25%, 8/15/24(a)	520,000	548,096
NuStar Logistics L.P.
4.80%, 9/1/20	386,000	389,889
6.75%, 2/1/21	136,000	141,032
4.75%, 2/1/22(b)	97,000	98,728
Oasis Petroleum, Inc.
6.88%, 3/15/22	360,000	337,275
6.88%, 1/15/23(b)	165,000	151,800
Ocwen Loan Servicing LLC
8.38%, 11/15/22(a)	182,000	157,259
OI European Group B.V.
4.00%, 3/15/23(a)	117,000	117,049
Omnimax International, Inc.
12.00%, 8/15/20(a)	141,000	138,235
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	600,000	592,496
Outfront Media Capital LLC
5.63%, 2/15/24	443,000	455,617
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	246,000	255,223
5.88%, 8/15/23(a)(b)	523,000	555,034
Party City Holdings, Inc.
6.13%, 8/15/23(a)(b)	154,000	118,259
Pattern Energy Group, Inc.
5.88%, 2/1/24(a)	383,000	395,606
PBF Holding Co. LLC
7.00%, 11/15/23	227,000	236,526
PBF Logistics L.P.
6.88%, 5/15/23	459,000	474,074
PDC Energy, Inc.
6.13%, 9/15/24	250,000	249,479
Peabody Energy Corp.
6.00%, 3/31/22(a)(b)	286,000	279,565
Penske Automotive Group, Inc.
5.75%, 10/1/22	311,000	315,158
Performance Food Group, Inc.
5.50%, 6/1/24(a)	250,000	256,979
PetSmart, Inc.
7.13%, 3/15/23(a)	798,000	720,195
Pioneer Energy Services Corp.
6.13%, 3/15/22	112,000	40,320
Pioneer Holdings LLC
9.00%, 11/1/22(a)	97,000	101,153
Pitney Bowes, Inc.
4.13%, 9/15/20	80,000	80,935
4.13%, 10/1/21	207,000	209,790
4.38%, 5/15/22	202,000	204,336
5.20%, 4/1/23	200,000	200,833
4.63%, 3/15/24(b)	354,000	343,376
Plains All American Pipeline L.P.
6.13%, 11/15/22, Series B, (6.125% fixed rate until 11/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.11% thereafter)(c)(d)	338,000	306,086
Plantronics, Inc.
5.50%, 5/31/23(a)	287,000	270,667
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	596,000	496,017
PolyOne Corp.
5.25%, 3/15/23	387,000	416,989
Popular, Inc.
6.13%, 9/14/23	144,000	154,860
PQ Corp.
6.75%, 11/15/22(a)	292,000	302,583
Prestige Brands, Inc.
5.38%, 12/15/21(a)	455,000	456,592
6.38%, 3/1/24(a)(b)	270,000	281,810
Prime Security Services Borrower LLC
9.25%, 5/15/23(a)	472,000	497,075
5.25%, 4/15/24(a)	581,000	599,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
Pyxus International, Inc.
8.50%, 4/15/21(a)	$68,000	$66,157
9.88%, 7/15/21	251,000	146,772
QEP Resources, Inc.
5.38%, 10/1/22	219,000	214,688
5.25%, 5/1/23(b)	290,000	276,225
Quorum Health Corp.
11.63%, 4/15/23(b)	182,000	126,111
QVC, Inc.
5.13%, 7/2/22	464,000	488,127
4.38%, 3/15/23	493,000	510,732
Qwest Corp.
6.75%, 12/1/21	369,000	395,828
Radiate Holdco LLC
6.88%, 2/15/23(a)(b)	107,000	109,452
Range Resources Corp.
5.75%, 6/1/21	210,000	210,084
5.88%, 7/1/22	232,000	223,952
5.00%, 8/15/22(b)	195,000	185,250
5.00%, 3/15/23(b)	274,000	238,720
Realogy Group LLC
5.25%, 12/1/21(a)	296,000	298,886
4.88%, 6/1/23(a)(b)	393,000	385,140
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(a)	303,000	322,127
Resolute Forest Products, Inc.
5.88%, 5/15/23(b)	290,000	293,020
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	215,000	173,559
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	1,370,319	1,373,677
5.13%, 7/15/23(a)	875,000	896,866
RHP Hotel Properties L.P.
5.00%, 4/15/23	403,000	413,242
Rite Aid Corp.
6.13%, 4/1/23(a)	806,000	668,980
Riverbed Technology, Inc.
8.88%, 3/1/23(a)	247,000	113,620
Rowan Cos., Inc.
4.88%, 6/1/22(b)	324,000	200,171
RR Donnelley & Sons Co.
6.50%, 11/15/23	319,000	329,500
Ruby Pipeline LLC
6.50%, 4/1/22(a)	208,697	216,095
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	245,000	251,735
5.25%, 11/15/23(a)	227,000	233,240
Sanchez Energy Corp.
7.25%, 2/15/23(a)(e)	221,000	144,368
SBA Communications Corp.
4.88%, 7/15/22	527,000	535,560
4.00%, 10/1/22	445,320	454,780
Scientific Games International, Inc.
6.63%, 5/15/21	126,000	128,098
10.00%, 12/1/22	487,000	500,392
Sealed Air Corp.
5.25%, 4/1/23(a)	382,000	407,944
SemGroup Corp.
5.63%, 7/15/22	182,000	183,991
5.63%, 11/15/23	184,000	189,136
Senior Housing Properties Trust
4.75%, 5/1/24	338,000	349,976
Sensata Technologies B.V.
4.88%, 10/15/23(a)	247,000	262,435
SESI LLC
7.13%, 12/15/21	330,000	246,675
Shea Homes L.P.
5.88%, 4/1/23(a)	168,000	171,850
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	708,000	723,925
4.63%, 5/15/23(a)	229,000	233,008
4.63%, 7/15/24(a)	484,000	508,200
SM Energy Co.
6.13%, 11/15/22	152,000	148,627
5.00%, 1/15/24	225,000	207,656
Solera LLC
10.50%, 3/1/24(a)	960,000	1,001,990
Sonic Automotive, Inc.
5.00%, 5/15/23	69,000	70,064
Sophia L.P.
9.00%, 9/30/23(a)	242,000	249,360
Sotera Health Holdings LLC
6.50%, 5/15/23(a)	197,000	203,501
Sotera Health Topco, Inc.
8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	227,000	226,546
Springleaf Finance Corp.
8.25%, 12/15/20	324,000	343,359
7.75%, 10/1/21	460,000	503,585
6.13%, 5/15/22	573,000	617,407
5.63%, 3/15/23	566,000	607,742
6.13%, 3/15/24	459,000	503,752
Sprint Communications, Inc.
7.00%, 3/1/20(a)	293,000	295,609
7.00%, 8/15/20	447,000	458,400
11.50%, 11/15/21(b)	286,000	330,973
6.00%, 11/15/22	726,000	765,930
Sprint Corp.
7.25%, 9/15/21	839,000	891,647
7.88%, 9/15/23	1,880,000	2,071,525
7.13%, 6/15/24	484,000	522,720
SPX FLOW, Inc.
5.63%, 8/15/24(a)	75,000	78,406
Starwood Property Trust, Inc.
5.00%, 12/15/21	558,000	582,970
Suburban Propane Partners L.P.
5.50%, 6/1/24	421,000	431,521
Summit Materials LLC
6.13%, 7/15/23	367,000	374,111
Sunoco L.P.
4.88%, 1/15/23	480,000	492,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(b)(c)	$212,000	$218,830
5.90%, 2/7/29, (5.90% fixed rate until 2/7/24; 5-year U.S. dollar Swap Rate + 3.379% thereafter)(c)	358,000	383,069
T-Mobile USA, Inc.
4.00%, 4/15/22	1,345,000	1,388,703
6.00%, 4/15/24	459,000	476,017
Tallgrass Energy Partners L.P.
4.75%, 10/1/23(a)	242,000	234,133
5.50%, 9/15/24(a)	340,000	331,922
Tapstone Energy LLC
9.75%, 6/1/22(a)(f)	107,000	27,820
Targa Resources Partners L.P.
5.25%, 5/1/23	501,000	506,631
4.25%, 11/15/23	267,000	270,001
Taylor Morrison Communities, Inc.
5.88%, 4/15/23(a)	299,000	321,549
Teekay Corp.
9.25%, 11/15/22(a)	125,000	130,977
Teekay Offshore Partners L.P.
8.50%, 7/15/23(a)	414,000	415,207
TEGNA, Inc.
5.13%, 7/15/20(b)	188,000	188,658
4.88%, 9/15/21(a)	108,000	108,135
Tempur Sealy International, Inc.
5.63%, 10/15/23	217,000	224,143
Tenet Healthcare Corp.
8.13%, 4/1/22	1,289,000	1,411,455
6.75%, 6/15/23	875,000	947,187
4.63%, 7/15/24	718,000	744,925
4.63%, 9/1/24(a)	320,000	330,800
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	125,000	127,447
TIBCO Software, Inc.
11.38%, 12/1/21(a)(b)	461,000	476,271
Titan International, Inc.
6.50%, 11/30/23	192,000	159,440
TMX Finance LLC
11.13%, 4/1/23(a)(b)	203,000	183,292
Toll Brothers Finance Corp.
5.88%, 2/15/22	223,000	237,007
4.38%, 4/15/23	291,000	304,216
5.63%, 1/15/24(b)	224,000	245,933
TPC Group, Inc.
10.50%, 8/1/24(a)	425,000	423,933
TransDigm, Inc.
6.50%, 7/15/24	334,000	345,269
Transocean Guardian Ltd.
5.88%, 1/15/24(a)	169,100	170,789
Transocean Sentry Ltd.
5.38%, 5/15/23(a)	334,000	334,832
Transocean, Inc.
9.00%, 7/15/23(a)	501,000	512,423
TreeHouse Foods, Inc.
4.88%, 3/15/22	263,000	265,055
6.00%, 2/15/24(a)(b)	406,000	424,266
TRI Pointe Group, Inc.
5.88%, 6/15/24	334,000	360,859
Triumph Group, Inc.
5.25%, 6/1/22	251,000	251,706
Truck Hero, Inc.
8.50%, 4/21/24(a)	389,000	388,189
Unit Corp.
6.63%, 5/15/21	291,000	150,520
United Airlines Holdings, Inc.
6.00%, 12/1/20	257,000	265,841
4.25%, 10/1/22	211,000	217,858
5.00%, 2/1/24(b)	254,000	269,875
Uniti Group L.P.
6.00%, 4/15/23(a)	329,000	310,905
8.25%, 10/15/23	557,000	476,235
Univision Communications, Inc.
5.13%, 5/15/23(a)	1,404,000	1,388,205
Urban One, Inc.
7.38%, 4/15/22(a)	141,000	138,136
U.S. Concrete, Inc.
6.38%, 6/1/24	350,000	364,871
VeriSign, Inc.
4.63%, 5/1/23	262,000	266,910
Veritas US, Inc.
10.50%, 2/1/24(a)(b)	390,000	359,937
Vertiv Intermediate Holding Corp.
12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	208,000	197,145
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	975,800	1,020,175
VICI Properties 1 LLC
8.00%, 10/15/23	445,000	485,235
Vine Oil & Gas L.P.
8.75%, 4/15/23(a)	287,000	118,603
9.75%, 4/15/23(a)	192,000	81,120
Vista Outdoor, Inc.
5.88%, 10/1/23	290,000	277,070
Vistra Energy Corp.
5.88%, 6/1/23	496,000	507,259
Voyager Aviation Holdings LLC
8.50%, 8/15/21(a)	220,000	227,238
W&T Offshore, Inc.
9.75%, 11/1/23(a)	283,000	261,065
Washington Prime Group L.P.
6.45%, 8/15/24(b)	484,000	464,640
Watco Cos. LLC
6.38%, 4/1/23(a)	250,000	254,791
WESCO Distribution, Inc.
5.38%, 12/15/21	210,000	210,998
WEX, Inc.
4.75%, 2/1/23(a)	307,000	310,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
Whiting Petroleum Corp.
5.75%, 3/15/21	$331,000	$303,610
William Lyon Homes, Inc.
6.00%, 9/1/23	490,000	512,253
Williams Scotsman International, Inc.
7.88%, 12/15/22(a)	227,000	237,286
6.88%, 8/15/23(a)	112,000	118,001
WMG Acquisition Corp.
5.00%, 8/1/23(a)	374,000	383,505
WPX Energy, Inc.
8.25%, 8/1/23	705,080	793,719
5.25%, 9/15/24	100,000	102,446
WR Grace & Co-Conn
5.13%, 10/1/21(a)	338,000	351,435
Wyndham Destinations, Inc.
4.25%, 3/1/22	254,000	261,241
3.90%, 3/1/23	361,000	367,092
5.40%, 4/1/24(b)	242,000	256,620
Wynn Las Vegas LLC
4.25%, 5/30/23(a)(b)	224,000	234,078
Xerox Corp.
3.50%, 8/20/20	394,000	396,079
4.50%, 5/15/21	759,000	779,683
4.13%, 3/15/23	601,000	622,029
3.80%, 5/15/24	257,000	260,319
XPO Logistics, Inc.
6.50%, 6/15/22(a)	483,000	495,487
6.13%, 9/1/23(a)	247,000	255,643
Yum! Brands, Inc.
3.88%, 11/1/20	97,000	98,250
3.75%, 11/1/21	187,000	191,282
3.88%, 11/1/23	373,000	386,210
Zayo Group LLC
6.00%, 4/1/23	705,000	724,396

TOTAL U.S. CORPORATE BONDS (Cost: $195,894,746)		193,426,699

FOREIGN CORPORATE BONDS - 13.7%

Australia - 0.6%
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	574,000	589,781
5.13%, 5/15/24(a)(b)	581,000	611,014
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(a)	160,000	165,680

Total Australia		1,366,475

Belgium - 0.1%
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 5/15/23(a)	254,000	256,752

Canada - 5.0%
1011778 BC ULC
4.25%, 5/15/24(a)	683,000	700,075
Air Canada
7.75%, 4/15/21(a)	229,000	244,549
Athabasca Oil Corp.
9.88%, 2/24/22(a)(b)	238,000	209,514
Baytex Energy Corp.
5.13%, 6/1/21(a)	291,000	288,570
Bombardier, Inc.
8.75%, 12/1/21(a)	464,000	503,324
5.75%, 3/15/22(a)	152,000	155,419
6.00%, 10/15/22(a)	551,000	553,755
6.13%, 1/15/23(a)	572,000	581,381
Brookfield Residential Properties, Inc.
6.13%, 7/1/22(a)	280,000	284,898
Cascades, Inc.
5.50%, 7/15/22(a)	322,000	327,055
Cooke Omega Investments, Inc.
8.50%, 12/15/22(a)	177,000	176,613
Ensign Drilling, Inc.
9.25%, 4/15/24(a)	442,000	389,508
Fairstone Financial, Inc.
7.88%, 7/15/24(a)	200,000	216,083
Gateway Casinos & Entertainment Ltd.
8.25%, 3/1/24(a)	100,000	102,541
GFL Environmental, Inc.
5.63%, 5/1/22(a)	155,000	156,598
5.38%, 3/1/23(a)	294,000	296,205
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	233,000	239,504
Kissner Holdings L.P.
8.38%, 12/1/22(a)	315,000	329,175
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23(a)	384,000	344,799
Mattamy Group Corp.
6.88%, 12/15/23(a)	242,000	251,466
MEG Energy Corp.
6.38%, 1/30/23(a)(b)	494,000	485,350
7.00%, 3/31/24(a)(b)	459,000	451,254
Mountain Province Diamonds, Inc.
8.00%, 12/15/22(a)	148,000	142,635
New Gold, Inc.
6.25%, 11/15/22(a)	294,000	293,263
Norbord, Inc.
6.25%, 4/15/23(a)	167,000	178,551
NOVA Chemicals Corp.
5.25%, 8/1/23(a)	220,000	222,198
4.88%, 6/1/24(a)	505,000	510,050
Open Text Corp.
5.63%, 1/15/23(a)	543,000	553,855
Quebecor Media, Inc.
5.75%, 1/15/23	722,000	782,764
Rockpoint Gas Storage Canada Ltd.
7.00%, 3/31/23(a)	283,000	284,179
Seven Generations Energy Ltd.
6.75%, 5/1/23(a)	242,000	249,663
6.88%, 6/30/23(a)	264,000	271,370
Taseko Mines Ltd.
8.75%, 6/15/22(a)	178,000	155,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
Teine Energy Ltd.
6.88%, 9/30/22(a)	$147,000	$147,413
Tervita Corp.
7.63%, 12/1/21(a)	211,000	211,452
Videotron Ltd.
5.00%, 7/15/22	395,000	416,228
Xplornet Communications, Inc.
9.63%, 6/1/22(a)	115,675	115,711

Total Canada		11,822,774

Cayman Islands - 0.4%
Global Aircraft Leasing Co., Ltd.
6.50%, 9/15/24, Toggle PIK (6.50% Cash or 7.25% PIK)(a)	750,000	768,975
Vantage Drilling International
9.25%, 11/15/23(a)	290,000	272,480

Total Cayman Islands		1,041,455

Denmark - 0.2%
DKT Finance ApS
9.38%, 6/17/23(a)	306,000	325,737
Welltec A/S
9.50%, 12/1/22(a)	200,000	199,562

Total Denmark		525,299

Finland - 0.1%
Nokia Oyj
3.38%, 6/12/22	228,000	231,122

Germany - 0.5%
Atotech Alpha 2 B.V.
8.75%, 6/1/23, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	200,000	198,083
Deutsche Bank AG
4.30%, 5/24/28, (4.296% fixed rate until 5/24/23; 5-year U.S. dollar Swap Rate + 2.248% thereafter)(c)	650,000	607,581
Mercer International, Inc.
6.50%, 2/1/24	242,000	251,780

Total Germany		1,057,444

Ireland - 0.5%
AerCap Holdings N.V.
5.88%, 10/10/79, (5.875% fixed rate until 10/10/24; 5-year Constant Maturity Treasury Rate + 4.535% thereafter)(b)(c)	400,000	426,024
Ardagh Packaging Finance PLC
4.25%, 9/15/22(a)	558,000	566,366
Fly Leasing Ltd.
6.38%, 10/15/21(b)	210,000	214,069

Total Ireland		1,206,459

Italy - 0.7%
Intesa Sanpaolo SpA
5.02%, 6/26/24(a)	663,000	690,198
Telecom Italia SpA
5.30%, 5/30/24(a)	939,000	1,012,017

Total Italy		1,702,215

Jersey - 0.1%
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22(a)(b)	250,000	228,118

Liberia - 0.0%
Eletson Holdings, Inc.
9.63%, 1/15/22, Series Ai(e)	49,264	17,181

Luxembourg - 2.2%
Altice Financing S.A.
6.63%, 2/15/23(a)	971,000	995,265
Altice Finco S.A.
8.13%, 1/15/24(a)	300,000	309,875
INEOS Group Holdings S.A.
5.63%, 8/1/24(a)(b)	300,000	308,721
Intelsat Connect Finance S.A.
9.50%, 2/15/23(a)(b)	1,228,000	721,450
Intelsat Jackson Holdings S.A.
9.50%, 9/30/22(a)	224,000	250,950
5.50%, 8/1/23	921,000	734,221
8.00%, 2/15/24(a)	484,000	494,885
8.50%, 10/15/24(a)	1,375,000	1,134,375
Intelsat Luxembourg S.A.
8.13%, 6/1/23	364,000	166,526

Total Luxembourg		5,116,268

Netherlands - 0.5%
InterGen N.V.
7.00%, 6/30/23(a)	300,000	292,500
Koninklijke KPN N.V.
7.00%, 3/28/73, (7.00% fixed rate until 3/28/23; 10-year U.S. dollar Swap Rate + 5.21% until 3/28/43; 10-year U.S. dollar Swap Rate + 5.96% thereafter)(a)(c)	450,000	492,309
OCI N.V.
6.63%, 4/15/23(a)	360,000	376,560

Total Netherlands		1,161,369

New Zealand - 0.1%
Trilogy International Partners LLC
8.88%, 5/1/22(a)	222,000	211,524

Norway - 0.3%
Aker BP ASA
6.00%, 7/1/22(a)	359,000	370,349
4.75%, 6/15/24(a)	280,000	292,247

Total Norway		662,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2019

Investments	Principal Amount	Value
Spain - 0.1%
Cirsa Finance International SARL
7.88%, 12/20/23(a)	$229,000	$242,963

Sweden - 0.3%
Stena AB
7.00%, 2/1/24(a)	250,000	256,354
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	453,000	470,551

Total Sweden		726,905

United Kingdom - 2.0%
Algeco Global Finance PLC
8.00%, 2/15/23(a)	200,000	195,998
Ardonagh Midco 3 PLC
8.63%, 7/15/23(a)(b)	400,000	397,196
Avon International Operations, Inc.
7.88%, 8/15/22(a)	221,000	230,667
Avon Products, Inc.
7.00%, 3/15/23(b)	445,000	479,626
Fiat Chrysler Automobiles N.V.
4.50%, 4/15/20(b)	665,000	670,297
5.25%, 4/15/23	600,000	645,828
Global Ship Lease, Inc.
9.88%, 11/15/22(a)	217,000	227,375
Inmarsat Finance PLC
4.88%, 5/15/22(a)	569,000	575,981
Ithaca Energy North Sea PLC
9.38%, 7/15/24(a)	225,000	231,748
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)(b)	749,000	754,610
KCA Deutag UK Finance PLC
9.88%, 4/1/22(a)(b)	498,000	332,571

Total United Kingdom		4,741,897

TOTAL FOREIGN CORPORATE BONDS (Cost: $33,044,828)		32,318,816

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%

United States - 8.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.63%(g) (Cost: $19,772,945)(h)	19,772,945	19,772,945

TOTAL INVESTMENTS IN SECURITIES - 103.9% (Cost: $248,712,519)		245,518,460
Other Assets less Liabilities - (3.9)%		(9,196,279)

NET ASSETS - 100.0%		$236,322,181

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2019 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Security in default on interest payments.
(f)	Subsequent to the fiscal period ended November 30, 2019, the security defaulted on interest payments.
(g)	Rate shown represents annualized 7-day yield as of November 30, 2019.
(h)

At November 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,592,700. The Fund also had securities on loan having a total market value of $301,909 that were sold and pending settlement. The total market value of the collateral held by the Fund was $21,678,762. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,905,817.

PIK	-	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	607	3/31/20	$(130,860,664)	$28
5 Year U.S. Treasury Note	322	3/31/20	(38,307,938)	2,561

			$(169,168,602)	$2,589

†

As of November 30, 2019, deposits at broker for futures contracts of $1,216,580 included cash collateral of $1,149,827 and previously settled variation margin gains on open futures contacts of $66,753.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.2%

Federal Home Loan Bank - 0.9%
2.63%, 5/28/20	$75,000	$75,351
1.13%, 7/14/21	40,000	39,701
3.00%, 9/10/21	70,000	71,612
3.00%, 10/12/21	75,000	76,876
3.38%, 9/8/23	70,000	74,402
3.38%, 12/8/23	65,000	69,296
1.50%, 8/15/24	85,000	84,455
3.25%, 11/16/28	65,000	71,932
5.50%, 7/15/36	140,000	202,024

Total Federal Home Loan Bank		765,649

Federal Home Loan Mortgage Corporation - 6.6%
2.38%, 1/13/22	155,000	157,333
2.50%, 3/1/28	40,714	41,215
3.50%, 1/1/29	39,845	41,490
2.50%, 6/1/29	75,037	75,958
3.00%, 8/1/29	36,347	37,682
2.50%, 1/1/30	42,942	43,469
2.50%, 2/1/30	63,826	64,610
3.00%, 4/1/30	64,827	66,733
3.00%, 5/1/30	33,210	34,187
2.50%, 12/1/31	62,851	63,625
3.00%, 12/1/31	61,256	63,059
6.25%, 7/15/32	94,000	137,422
2.50%, 11/1/32	37,592	38,055
3.00%, 1/1/33	37,793	38,837
4.00%, 11/1/33	37,776	39,440
4.00%, 5/1/34	56,251	59,832
3.50%, 8/1/34	34,773	36,307
3.00%, 5/1/37	37,262	38,278
3.00%, 2/1/38	66,265	67,912
5.50%, 4/1/38	43,375	48,764
4.50%, 12/1/40	63,257	68,765
4.00%, 2/1/41	256,043	274,709
3.50%, 3/1/42	75,480	79,473
3.00%, 6/1/43	79,543	81,865
3.00%, 7/1/43	88,661	91,540
3.00%, 8/1/43	120,538	124,129
4.00%, 12/1/43	28,356	30,143
3.00%, 1/1/44	118,192	121,728
3.50%, 9/1/44	113,822	119,797
4.00%, 9/1/44	87,698	92,814
3.50%, 1/1/45	54,140	56,765
3.00%, 4/1/45	188,201	193,258
4.50%, 7/1/45	40,746	44,164
3.50%, 8/1/45	91,477	95,401
4.00%, 8/1/45	50,557	53,504
3.50%, 9/1/45	123,059	128,288
4.00%, 11/1/45	56,906	60,226
3.50%, 3/1/46	66,611	69,428
3.00%, 4/1/46	20,113	20,616
3.50%, 4/1/46	111,124	115,830
3.00%, 5/1/46	164,287	168,453
3.50%, 5/1/46	29,647	30,896
3.00%, 9/1/46	45,256	46,425
4.50%, 9/1/46	102,821	111,761
3.00%, 10/1/46	110,344	113,108
3.00%, 11/1/46	94,434	96,745
4.00%, 11/1/46	29,899	31,485
3.50%, 12/1/46	133,436	138,871
3.00%, 2/1/47	19,737	20,219
4.00%, 2/1/47	30,920	32,516
4.50%, 4/1/47	32,877	34,728
3.50%, 5/1/47	36,187	37,597
4.50%, 5/1/47	57,573	60,875
3.50%, 8/1/47	185,972	192,974
4.00%, 8/1/47	80,815	84,771
4.50%, 9/1/47	31,484	33,261
3.00%, 10/1/47	104,925	107,175
3.50%, 10/1/47	225,060	233,466
4.00%, 2/1/48	46,565	48,728
4.50%, 2/1/48	116,728	123,113
3.50%, 6/1/48	163,253	168,454
4.00%, 7/1/48	212,453	226,822
4.00%, 9/1/48	88,935	92,502
4.00%, 10/1/48	153,493	159,245
5.00%, 3/1/49	173,420	185,128

Total Federal Home Loan Mortgage Corporation		5,695,969

Federal National Mortgage Association - 10.9%
1.50%, 6/22/20	236,000	235,786
5.50%, 10/1/25	44,378	47,818
4.00%, 7/1/26	8,506	8,875
1.88%, 9/24/26	94,000	94,553
3.50%, 10/1/26	54,489	56,473
3.50%, 12/1/26	12,001	12,438
3.00%, 6/1/27	48,566	50,058
2.50%, 8/1/28	34,087	34,488
3.00%, 11/1/28	16,396	16,918
3.00%, 7/1/29	68,699	70,682
3.00%, 9/1/30	37,612	38,699
3.50%, 4/1/31	36,938	38,422
2.50%, 6/1/31	31,247	31,616
2.50%, 7/1/31	31,544	31,917
2.50%, 10/1/31	110,334	111,683
2.50%, 4/1/32	31,985	32,483
2.50%, 9/1/32	86,687	88,254
3.00%, 10/1/32	60,864	62,452
2.50%, 12/1/32	19,420	19,649
3.50%, 1/1/33	41,213	42,865
3.00%, 3/1/33	46,731	47,994
3.00%, 4/1/33	78,387	80,502
6.00%, 2/1/34	56,452	63,845
3.00%, 6/1/34	44,810	45,903
2.50%, 7/1/34	95,240	96,131
4.00%, 8/1/34	19,207	20,359
3.50%, 1/1/36	22,622	23,550
3.50%, 7/1/36	61,713	64,246
3.00%, 11/1/36	89,277	92,068
3.00%, 2/1/37	93,627	96,144
3.50%, 4/1/38	41,166	42,866
4.50%, 9/1/39	26,572	28,785
4.50%, 8/1/40	52,964	57,339
5.50%, 9/1/40	73,504	82,678
3.50%, 6/1/42	19,348	20,358
4.00%, 7/1/42	104,814	112,194
4.00%, 9/1/42	331,323	354,045
3.00%, 1/1/43	98,992	101,904
3.00%, 4/1/43	107,961	111,138
3.50%, 5/1/43	28,151	29,614
3.00%, 6/1/43	111,847	115,414
4.00%, 6/1/43	11,615	12,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
3.00%, 8/1/43	$209,784	$215,948
3.50%, 8/1/43	239,335	251,792
4.00%, 11/1/43	23,914	25,416
3.00%, 2/1/44	85,922	88,443
4.00%, 2/1/44	143,171	152,412
4.50%, 2/1/44	167,437	183,772
4.50%, 5/1/44	18,740	20,117
4.00%, 9/1/44	92,314	97,638
4.00%, 10/1/44	156,956	166,009
3.50%, 2/1/45	161,034	169,425
5.00%, 2/1/45	82,639	90,122
3.50%, 3/1/45	101,991	106,402
3.50%, 4/1/45	104,236	108,979
3.50%, 6/1/45	161,534	169,603
4.00%, 8/1/45	174,803	184,897
3.50%, 12/1/45	348,018	362,449
3.00%, 1/1/46	164,781	168,803
3.50%, 1/1/46	122,883	128,016
3.50%, 2/1/46	66,148	68,940
3.50%, 4/1/46	27,706	28,865
4.00%, 4/1/46	24,398	25,634
3.00%, 5/1/46	134,178	137,453
3.50%, 5/1/46	213,149	221,987
4.50%, 5/1/46	118,437	126,231
4.00%, 7/1/46	70,576	74,431
3.00%, 9/1/46	110,872	113,535
3.00%, 10/1/46	75,693	77,498
4.00%, 10/1/46	33,465	35,261
2.50%, 11/1/46	20,665	20,596
3.00%, 11/1/46	216,076	221,362
3.50%, 11/1/46	36,846	38,407
3.00%, 1/1/47	79,827	81,707
3.00%, 2/1/47	40,828	41,826
4.00%, 2/1/47	34,592	36,346
3.50%, 3/1/47	18,133	18,832
4.00%, 3/1/47	37,652	39,553
4.00%, 5/1/47	108,465	113,900
4.00%, 8/1/47	110,574	116,857
3.50%, 11/1/47	326,290	337,315
4.50%, 11/1/47	65,776	69,377
3.00%, 12/1/47	175,539	179,835
3.50%, 12/1/47	122,096	126,554
3.00%, 1/1/48	43,234	44,046
3.50%, 1/1/48	137,996	142,933
4.00%, 7/1/48	40,839	42,495
4.50%, 7/1/48	142,179	149,530
4.00%, 8/1/48	224,972	233,698
4.50%, 9/1/48	67,471	70,946
5.50%, 4/1/49	67,065	72,520
4.00%, 6/1/49	135,258	140,329
3.00%, 8/1/49	112,189	113,961
3.50%, 9/1/49	519,471	534,766

Total Federal National Mortgage Association		9,413,408

Government National Mortgage Association - 7.9%
3.00%, 4/20/33	78,794	81,073
5.00%, 2/20/43	46,969	51,979
3.50%, 3/20/43	233,866	247,653
4.00%, 5/20/43	46,916	49,983
4.00%, 6/20/43	85,845	91,451
3.00%, 8/20/43	116,851	121,133
5.00%, 4/20/44	100,363	110,743
3.50%, 7/20/44	151,691	159,073
4.00%, 7/20/44	29,613	31,518
5.00%, 7/20/44	17,982	19,753
3.50%, 8/20/44	190,870	200,096
5.00%, 8/20/44	16,852	18,604
3.00%, 9/20/44	85,295	88,454
4.50%, 9/20/44	66,110	70,857
3.00%, 1/20/45	36,404	37,640
4.00%, 4/20/45	176,111	187,100
3.00%, 7/20/45	264,243	273,200
3.50%, 11/20/45	161,284	168,704
3.00%, 12/20/45	203,483	210,386
3.50%, 12/20/45	286,183	299,950
4.50%, 12/20/45	68,471	73,240
3.00%, 5/20/46	35,741	36,919
3.50%, 9/20/46	178,179	185,857
4.00%, 10/20/46	118,500	124,294
4.00%, 12/20/46	54,668	57,389
4.00%, 1/20/47	52,885	55,333
4.50%, 1/20/47	59,539	63,912
3.50%, 2/20/47	72,524	75,592
4.00%, 2/20/47	52,545	54,869
3.50%, 3/20/47	149,299	155,144
3.50%, 4/20/47	108,475	112,771
3.00%, 5/20/47	105,600	109,025
4.00%, 7/20/47	78,881	82,736
3.00%, 8/20/47	97,309	100,330
4.00%, 8/20/47	64,834	68,048
3.50%, 9/20/47	151,104	156,798
4.50%, 10/20/47	30,276	32,049
3.00%, 11/20/47	121,022	124,554
3.00%, 12/20/47	102,208	105,249
3.50%, 1/20/48	328,650	341,989
4.00%, 1/20/48	35,931	37,398
3.00%, 2/20/48	176,456	181,699
4.50%, 6/20/48	88,020	92,720
3.50%, 7/20/48	119,596	123,731
4.00%, 9/20/48	126,082	131,427
4.50%, 9/20/48	81,049	85,220
5.50%, 10/20/48	90,530	96,398
4.50%, 1/20/49	103,778	108,594
5.00%, 3/20/49	106,777	112,368
4.00%, 4/20/49	167,538	174,190
3.50%, 8/20/49	223,339	231,309
4.00%, 10/20/49	357,878	374,732
2.50%, 12/1/49(a)	25,000	25,181
3.00%, 12/1/49(a)	100,000	102,781
3.50%, 12/1/49(a)	25,000	25,840
4.00%, 12/1/49(a)	75,000	77,883
4.50%, 12/1/49(a)	200,000	208,992

Total Government National Mortgage Association		6,825,911

Uniform Mortgage-Backed Securities - 1.9%
2.00%, 12/1/34(a)	50,000	49,411
2.50%, 12/1/34(a)	100,000	100,870
3.00%, 12/1/34(a)	50,000	51,154
3.50%, 12/1/34(a)	100,000	103,625
4.00%, 12/1/34(a)	25,000	26,070
2.50%, 12/1/49(a)	225,000	222,657
3.00%, 12/1/49(a)	600,000	608,035
4.00%, 12/1/49(a)	175,000	181,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
4.50%, 12/1/49(a)	$200,000	$210,379
5.00%, 12/1/49(a)	50,000	53,423

Total Uniform Mortgage-Backed Securities		1,607,207

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $23,583,779)		24,308,144

U.S. GOVERNMENT OBLIGATIONS - 38.2%

U.S. Treasury Bonds - 9.4%
7.63%, 11/15/22	188,000	220,559
6.88%, 8/15/25	377,000	483,495
5.25%, 2/15/29	259,000	335,678
1.63%, 8/15/29	750,000	739,014
6.13%, 8/15/29	75,000	104,130
6.25%, 5/15/30	94,000	134,024
5.38%, 2/15/31	23,500	32,012
5.00%, 5/15/37	24,000	34,769
4.38%, 2/15/38	75,000	102,091
4.50%, 5/15/38	24,000	33,208
3.50%, 2/15/39	122,000	149,962
4.25%, 5/15/39	66,000	89,082
4.50%, 8/15/39	118,000	164,350
4.38%, 11/15/39	106,000	145,622
4.63%, 2/15/40	97,000	137,592
4.38%, 5/15/40	50,000	68,912
3.88%, 8/15/40	127,000	164,458
3.00%, 5/15/42	94,000	107,797
2.88%, 5/15/43	71,000	79,894
3.63%, 8/15/43	263,500	333,575
3.75%, 11/15/43	146,000	188,528
3.63%, 2/15/44	141,000	178,998
3.38%, 5/15/44	118,000	144,384
3.13%, 8/15/44	282,000	331,829
3.00%, 11/15/44	145,000	167,319
2.50%, 2/15/45	71,000	75,048
3.00%, 5/15/45	94,000	108,684
2.88%, 8/15/45	94,000	106,385
3.00%, 11/15/45	141,000	163,406
2.50%, 2/15/46	141,000	149,165
2.50%, 5/15/46	715,000	756,685
2.25%, 8/15/46	28,000	28,217
2.88%, 11/15/46	94,000	106,864
3.00%, 2/15/47	240,000	279,511
3.00%, 5/15/47	221,000	257,383
2.75%, 8/15/47	94,000	104,577
2.75%, 11/15/47	169,000	188,138
3.00%, 2/15/48	141,000	164,510
3.13%, 5/15/48	84,000	100,373
3.00%, 8/15/48	141,000	164,797
3.38%, 11/15/48	160,000	200,250
3.00%, 2/15/49	50,000	58,555
2.25%, 8/15/49	425,000	429,175

Total U.S. Treasury Bonds		8,113,005

U.S. Treasury Notes - 28.8%
3.50%, 5/15/20	451,000	454,735
1.38%, 5/31/20	188,000	187,732
1.50%, 5/31/20	188,000	187,849
1.63%, 6/30/20	122,000	121,988
1.88%, 6/30/20	188,000	188,246
2.50%, 6/30/20	122,000	122,593
1.50%, 7/15/20	193,000	192,815
1.63%, 7/31/20	188,000	187,967
2.00%, 7/31/20	94,000	94,211
1.50%, 8/15/20	160,000	159,825
2.63%, 8/15/20	188,000	189,241
1.38%, 8/31/20	188,000	187,589
1.38%, 9/30/20	188,000	187,556
1.63%, 10/15/20	188,000	187,923
1.38%, 10/31/20	365,000	363,966
1.75%, 11/15/20	188,000	188,114
2.63%, 11/15/20	282,000	284,479
1.63%, 11/30/20	323,000	322,792
1.75%, 12/31/20	287,000	287,168
1.38%, 4/30/21	376,000	374,480
2.25%, 4/30/21	471,000	474,753
2.63%, 5/15/21	188,000	190,552
1.38%, 5/31/21	188,000	187,200
2.00%, 5/31/21	282,000	283,366
2.63%, 6/15/21	282,000	286,059
1.13%, 6/30/21	452,000	448,248
1.13%, 7/31/21	188,000	186,355
2.13%, 8/15/21	94,100	94,846
1.13%, 8/31/21	254,000	251,678
1.13%, 9/30/21	71,000	70,332
2.13%, 9/30/21	282,000	284,423
1.25%, 10/31/21	99,000	98,273
2.00%, 10/31/21	89,000	89,614
2.00%, 11/15/21	113,000	113,834
1.50%, 1/31/22	188,000	187,556
1.88%, 1/31/22	188,000	189,010
1.75%, 4/30/22	250,000	250,894
1.88%, 4/30/22	250,000	251,563
1.75%, 5/15/22	278,000	279,043
1.63%, 8/15/22	188,000	188,147
1.63%, 8/31/22	188,000	188,136
1.88%, 8/31/22	188,000	189,377
1.75%, 9/30/22	188,000	188,789
1.88%, 9/30/22	188,000	189,450
1.38%, 10/15/22	250,000	248,398
1.63%, 11/15/22	491,000	491,345
1.75%, 1/31/23	282,000	283,267
2.38%, 1/31/23	282,000	288,653
1.50%, 3/31/23	212,000	211,321
2.50%, 3/31/23	565,000	581,387
2.75%, 4/30/23	188,000	195,072
1.75%, 5/15/23	706,000	709,365
2.75%, 5/31/23	188,000	195,245
1.38%, 6/30/23	127,000	126,008
1.25%, 7/31/23	94,000	92,812
2.50%, 8/15/23	188,000	193,993
1.38%, 9/30/23	188,000	186,333
1.63%, 10/31/23	94,000	94,062
2.25%, 12/31/23	376,000	385,385
2.25%, 1/31/24	104,000	106,616
2.75%, 2/15/24	132,000	137,997
2.13%, 2/29/24	329,000	335,689
2.13%, 3/31/24	612,000	624,682
2.00%, 4/30/24	541,000	549,601
2.50%, 5/15/24	282,000	292,547
2.00%, 5/31/24	235,000	238,855
2.38%, 8/15/24	329,000	340,033
1.25%, 8/31/24	900,000	884,812
1.50%, 9/30/24	150,000	149,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
1.50%, 10/31/24	$300,000	$298,166
2.25%, 10/31/24	250,000	257,275
2.25%, 11/15/24	419,000	431,169
2.13%, 11/30/24	321,000	328,454
2.25%, 12/31/24	349,000	359,197
2.50%, 1/31/25	99,000	103,142
2.00%, 2/15/25	485,000	493,383
2.75%, 2/28/25	99,000	104,451
2.63%, 3/31/25	250,000	262,188
2.88%, 4/30/25	188,000	199,750
2.13%, 5/15/25	282,000	288,670
2.75%, 6/30/25	350,000	370,002
2.00%, 8/15/25	254,000	258,405
2.25%, 11/15/25	282,000	290,813
1.50%, 8/15/26	682,000	672,383
2.25%, 2/15/27	94,000	97,340
2.38%, 5/15/27	235,000	245,635
2.25%, 8/15/27	207,000	214,670
2.25%, 11/15/27	118,000	122,460
2.75%, 2/15/28	183,000	197,022
2.88%, 5/15/28	235,000	255,682
2.88%, 8/15/28	337,000	367,205
3.13%, 11/15/28	141,000	156,807
2.63%, 2/15/29	400,000	428,844
2.38%, 5/15/29	50,000	52,564
1.75%, 11/15/29	150,000	149,631
2.88%, 5/15/49	200,000	229,012
2.25%, 11/15/49	50,000	51,910

Total U.S. Treasury Notes		24,861,570

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $31,478,885)		32,974,575

U.S. CORPORATE BONDS - 21.3%

United States - 21.3%
3M Co.
2.25%, 9/19/26	5,000	5,031
3.13%, 9/19/46	23,000	22,438
3.63%, 10/15/47	18,000	18,988
Abbott Laboratories
3.40%, 11/30/23	14,000	14,667
6.15%, 11/30/37	28,000	39,610
4.75%, 4/15/43	10,000	12,638
AbbVie, Inc.
3.60%, 5/14/25	57,000	59,820
4.70%, 5/14/45	48,000	53,459
Activision Blizzard, Inc.
2.30%, 9/15/21	5,000	5,021
2.60%, 6/15/22	23,000	23,267
Aetna, Inc.
4.75%, 3/15/44	18,000	20,079
3.88%, 8/15/47	43,000	43,432
Air Lease Corp.
3.38%, 6/1/21	34,000	34,549
2.63%, 7/1/22	5,000	5,045
3.88%, 7/3/23	5,000	5,234
4.25%, 9/15/24	5,000	5,364
3.63%, 4/1/27	23,000	23,855
3.63%, 12/1/27	94,000	97,386
Aircastle Ltd.
5.00%, 4/1/23	5,000	5,365
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	94,000	98,853
4.00%, 1/15/24(b)	5,000	5,353
3.45%, 4/30/25	18,000	18,930
Allergan Funding SCS
3.45%, 3/15/22	23,000	23,508
4.55%, 3/15/35	10,000	10,909
4.75%, 3/15/45	5,000	5,505
Allstate Corp. (The)
3.28%, 12/15/26	18,000	19,168
Altria Group, Inc.
2.85%, 8/9/22	71,000	72,046
4.80%, 2/14/29	25,000	27,662
5.38%, 1/31/44	48,000	54,547
Amazon.com, Inc.
4.05%, 8/22/47	23,000	27,526
4.25%, 8/22/57(b)	117,000	143,796
Ameren Illinois Co.
3.80%, 5/15/28(b)	48,000	52,871
American Express Co.
3.63%, 12/5/24	94,000	99,280
4.05%, 12/3/42	18,000	21,206
American Express Credit Corp.
2.70%, 3/3/22(b)	94,000	95,523
3.30%, 5/3/27	10,000	10,718
American Honda Finance Corp.
1.95%, 7/20/20	23,000	23,004
2.65%, 2/12/21	5,000	5,044
1.70%, 9/9/21	23,000	22,935
3.38%, 12/10/21	18,000	18,550
2.90%, 2/16/24	5,000	5,148
2.30%, 9/9/26	5,000	4,992
American International Group, Inc.
4.88%, 6/1/22	5,000	5,353
4.70%, 7/10/35(b)	5,000	5,804
4.75%, 4/1/48(b)	28,000	33,524
American Tower Corp.
3.30%, 2/15/21	5,000	5,068
3.60%, 1/15/28	33,000	34,666
American Water Capital Corp.
2.95%, 9/1/27	29,000	29,731
3.75%, 9/1/47	5,000	5,392
AmerisourceBergen Corp.
3.40%, 5/15/24	18,000	18,688
Amgen, Inc.
2.25%, 8/19/23(b)	5,000	5,019
4.66%, 6/15/51	82,000	97,078
Anthem, Inc.
3.50%, 8/15/24	5,000	5,238
6.38%, 6/15/37	18,000	23,742
4.65%, 1/15/43	65,000	73,738
Apple, Inc.
2.40%, 5/3/23(b)	18,000	18,286
3.00%, 2/9/24	18,000	18,712
2.85%, 5/11/24	48,000	49,683
3.00%, 6/20/27	23,000	24,246
2.20%, 9/11/29	75,000	74,120
4.45%, 5/6/44	18,000	21,990
4.38%, 5/13/45	18,000	21,811
3.75%, 11/13/47	23,000	25,743
Aptiv Corp.
4.15%, 3/15/24	5,000	5,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Archer-Daniels-Midland Co.
3.38%, 3/15/22	$94,000	$96,863
4.02%, 4/16/43	24,000	27,138
Ares Capital Corp.
4.25%, 3/1/25	18,000	18,627
Ascension Health
4.85%, 11/15/53	24,000	31,406
Assurant, Inc.
4.00%, 3/15/23	18,000	18,654
4.20%, 9/27/23	18,000	18,739
AT&T, Inc.
4.60%, 2/15/21	5,000	5,130
2.80%, 2/17/21	23,000	23,207
4.45%, 5/15/21(b)	23,000	23,798
3.00%, 2/15/22	23,000	23,471
3.20%, 3/1/22	48,000	49,127
3.55%, 6/1/24(b)	19,000	19,910
3.80%, 2/15/27	74,000	78,796
4.30%, 2/15/30	50,000	55,011
5.38%, 10/15/41	5,000	5,853
4.30%, 12/15/42	50,000	53,332
5.35%, 12/15/43	24,000	28,684
4.35%, 6/15/45	96,000	102,641
4.75%, 5/15/46	10,000	11,198
5.45%, 3/1/47	10,000	12,241
AutoNation, Inc.
3.50%, 11/15/24	18,000	18,476
4.50%, 10/1/25(b)	18,000	19,164
AutoZone, Inc.
3.25%, 4/15/25	18,000	18,745
AXA Equitable Holdings, Inc.
4.35%, 4/20/28	48,000	51,612
AXIS Specialty Finance LLC
3.90%, 7/15/29	50,000	52,510
Baker Hughes a GE Co. LLC
3.34%, 12/15/27	48,000	49,738
Bank of America Corp.
3.50%, 5/17/22, (3.499% fixed rate until 5/17/21; 3-month U.S. dollar London Interbank Offered Rate + 0.63% thereafter)(c)	10,000	10,211
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	155,000	158,382
4.13%, 1/22/24	48,000	51,565
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	10,000	10,399
4.20%, 8/26/24	48,000	51,465
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	94,000	98,633
7.75%, 5/14/38	100,000	156,014
5.88%, 2/7/42	10,000	14,139
5.00%, 1/21/44	10,000	13,066
4.75%, 4/21/45, Series L	10,000	12,297
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(b)(c)	18,000	20,561
BankUnited, Inc.
4.88%, 11/17/25	18,000	19,714
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	27,726
BB&T Corp.
2.05%, 5/10/21	5,000	5,005
3.20%, 9/3/21	5,000	5,099
2.85%, 10/26/24	94,000	96,458
Becton Dickinson and Co.
2.89%, 6/6/22	19,000	19,297
Bemis Co., Inc.
4.50%, 10/15/21(d)	5,000	5,168
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	23,000	24,229
3.80%, 7/15/48	25,000	27,218
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	20,000	23,625
Berkshire Hathaway, Inc.
3.75%, 8/15/21(b)	5,000	5,163
BlackRock, Inc.
3.50%, 3/18/24(b)	18,000	19,173
Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	5,390
4.45%, 7/15/27	18,000	18,479
Boeing Co. (The)
2.25%, 6/15/26(b)	5,000	4,975
5.88%, 2/15/40	10,000	13,559
Boston Properties L.P.
3.85%, 2/1/23	5,000	5,249
3.13%, 9/1/23	19,000	19,586
3.65%, 2/1/26	5,000	5,311
2.75%, 10/1/26	24,000	24,254
BP Capital Markets America, Inc.
2.75%, 5/10/23	28,000	28,603
3.12%, 5/4/26	5,000	5,214
Bristol-Myers Squibb Co.
4.00%, 8/15/23(d)	18,000	19,077
3.45%, 11/15/27(d)	28,000	30,081
Brixmor Operating Partnership L.P.
3.65%, 6/15/24	5,000	5,208
Broadcom Corp.
3.63%, 1/15/24	109,000	112,237
3.13%, 1/15/25	5,000	5,015
3.88%, 1/15/27	23,000	23,499
3.50%, 1/15/28	5,000	4,958
Burlington Northern Santa Fe LLC
3.00%, 4/1/25(b)	18,000	18,797
7.00%, 12/15/25	47,000	59,301
6.15%, 5/1/37	10,000	14,102
5.15%, 9/1/43	48,000	61,948
3.90%, 8/1/46	5,000	5,573
Burlington Resources LLC
7.40%, 12/1/31	14,000	19,922
Campbell Soup Co.
3.30%, 3/15/21(b)	5,000	5,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Capital One Financial Corp.
3.45%, 4/30/21	$23,000	$23,416
4.75%, 7/15/21	5,000	5,208
3.50%, 6/15/23	28,000	29,085
Carlisle Cos., Inc.
3.75%, 12/1/27	18,000	18,933
Caterpillar Financial Services Corp.
3.15%, 9/7/21	5,000	5,108
2.85%, 6/1/22(b)	5,000	5,118
2.40%, 6/6/22(b)	5,000	5,057
3.75%, 11/24/23	33,000	35,247
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	5,370
CBRE Services, Inc.
4.88%, 3/1/26	5,000	5,583
CBS Corp.
3.38%, 3/1/22	5,000	5,117
3.38%, 2/15/28	5,000	5,098
4.90%, 8/15/44	5,000	5,661
Celanese U.S. Holdings LLC
5.88%, 6/15/21(b)	5,000	5,260
Celgene Corp.
4.00%, 8/15/23	3,000	3,179
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	9,000	9,335
4.10%, 9/1/47	5,000	5,366
CenterPoint Energy, Inc.
3.85%, 2/1/24	18,000	18,947
Charter Communications Operating LLC
4.50%, 2/1/24(b)	18,000	19,269
5.05%, 3/30/29	50,000	56,376
6.38%, 10/23/35(b)	5,000	6,247
6.83%, 10/23/55	23,000	29,445
Chubb INA Holdings, Inc.
2.70%, 3/13/23	68,000	69,426
3.15%, 3/15/25	18,000	18,970
Church & Dwight Co., Inc.
2.88%, 10/1/22	5,000	5,098
Cigna Corp.
4.75%, 11/15/21(d)	5,000	5,233
3.40%, 3/1/27(d)	10,000	10,399
6.13%, 11/15/41(d)	94,000	121,716
3.88%, 10/15/47(d)	5,000	5,070
Cintas Corp. No. 2
2.90%, 4/1/22	5,000	5,101
3.25%, 6/1/22	28,000	28,812
3.70%, 4/1/27(b)	23,000	24,964
Cisco Systems, Inc.
1.85%, 9/20/21	10,000	10,003
3.00%, 6/15/22(b)	5,000	5,150
2.60%, 2/28/23	5,000	5,106
5.90%, 2/15/39	15,000	21,188
Citigroup, Inc.
2.70%, 3/30/21	94,000	94,819
3.30%, 4/27/25(b)	9,000	9,397
5.50%, 9/13/25	75,000	85,806
3.70%, 1/12/26(b)	9,000	9,605
4.45%, 9/29/27	89,000	98,036
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	74,000	78,049
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(b)(c)	50,000	54,527
6.63%, 6/15/32	5,000	6,645
6.68%, 9/13/43	19,000	27,714
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	23,912
CME Group, Inc.
3.00%, 3/15/25	5,000	5,218
5.30%, 9/15/43	5,000	6,808
4.15%, 6/15/48	5,000	6,003
CNH Industrial Capital LLC
4.38%, 4/5/22	5,000	5,260
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22(b)	5,000	6,063
Comcast Corp.
3.13%, 7/15/22	5,000	5,160
3.70%, 4/15/24	23,000	24,475
3.30%, 2/1/27	23,000	24,419
3.55%, 5/1/28	236,000	255,011
6.45%, 3/15/37	27,000	38,396
3.40%, 7/15/46	10,000	10,266
3.97%, 11/1/47	28,000	31,185
4.05%, 11/1/52	28,000	31,690
4.95%, 10/15/58	28,000	36,626
CommonSpirit Health
3.35%, 10/1/29(b)	27,000	27,163
Commonwealth Edison Co.
4.70%, 1/15/44	15,000	18,536
Conagra Brands, Inc.
7.00%, 10/1/28	19,000	23,798
Concho Resources, Inc.
3.75%, 10/1/27	23,000	23,832
Connecticut Light & Power Co. (The)
4.30%, 4/15/44(b)	15,000	18,206
ConocoPhillips
6.50%, 2/1/39	18,000	26,214
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	18,000	19,656
Constellation Brands, Inc.
3.15%, 8/1/29	50,000	50,609
5.25%, 11/15/48(b)	94,000	116,078
Continental Resources, Inc.
4.50%, 4/15/23	5,000	5,215
Corning, Inc.
5.85%, 11/15/68	18,000	21,311
Costco Wholesale Corp.
2.30%, 5/18/22	5,000	5,063
3.00%, 5/18/27	5,000	5,299
Crown Castle International Corp.
5.25%, 1/15/23	101,000	110,058
3.15%, 7/15/23	18,000	18,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
CSX Corp.
4.50%, 8/1/54	$18,000	$21,049
CVS Health Corp.
4.00%, 12/5/23	48,000	50,779
6.25%, 6/1/27	48,000	58,068
3.25%, 8/15/29	25,000	25,442
4.88%, 7/20/35(b)	48,000	55,145
5.30%, 12/5/43	48,000	57,654
5.05%, 3/25/48(b)	10,000	11,850
Darden Restaurants, Inc.
3.85%, 5/1/27	18,000	18,884
Dell International LLC
4.42%, 6/15/21(d)	15,000	15,449
8.35%, 7/15/46(d)	23,000	30,900
Delta Air Lines, Inc.
2.60%, 12/4/20	10,000	10,039
Digital Realty Trust L.P.
3.95%, 7/1/22	19,000	19,802
Discovery Communications LLC
4.38%, 6/15/21	5,000	5,158
4.88%, 4/1/43	23,000	25,147
5.20%, 9/20/47	10,000	11,404
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	34,000	45,461
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,356
5.95%, 6/15/35, Series B(b)	5,000	6,393
4.60%, 3/15/49, Series A	50,000	58,540
Dover Corp.
3.15%, 11/15/25	23,000	23,734
Dow Chemical Co. (The)
3.00%, 11/15/22	5,000	5,115
7.38%, 11/1/29	5,000	6,619
4.25%, 10/1/34	23,000	24,673
9.40%, 5/15/39(b)	5,000	8,225
4.38%, 11/15/42	5,000	5,271
DR Horton, Inc.
4.38%, 9/15/22	18,000	18,879
Duke Energy Carolinas LLC
3.70%, 12/1/47	48,000	52,589
Duke Energy Corp.
3.15%, 8/15/27(b)	23,000	23,908
Duke Energy Florida LLC
6.40%, 6/15/38	43,500	63,976
Duke Energy Ohio, Inc.
3.80%, 9/1/23	18,000	19,087
DXC Technology Co.
4.75%, 4/15/27(b)	10,000	10,541
Eagle Materials, Inc.
4.50%, 8/1/26	15,000	15,678
Eastman Chemical Co.
3.50%, 12/1/21(b)	18,000	18,455
4.80%, 9/1/42	23,000	25,063
Eaton Vance Corp.
3.50%, 4/6/27	18,000	19,051
Ecolab, Inc.
3.25%, 1/14/23	18,000	18,624
2.70%, 11/1/26	5,000	5,141
Emerson Electric Co.
2.63%, 2/15/23(b)	5,000	5,117
Enable Midstream Partners L.P.
3.90%, 5/15/24	23,000	23,195
Enbridge Energy Partners L.P.
5.88%, 10/15/25(b)	5,000	5,807
Energy Transfer Operating L.P.
4.65%, 6/1/21	94,000	96,504
4.20%, 9/15/23, Series 5Y	5,000	5,232
4.90%, 3/15/35	88,000	91,524
6.63%, 10/15/36(b)	19,000	22,484
Entergy Louisiana LLC
4.00%, 3/15/33	5,000	5,717
Enterprise Products Operating LLC
3.35%, 3/15/23	82,000	84,733
6.88%, 3/1/33, Series D	19,000	25,923
4.25%, 2/15/48	94,000	100,697
EQM Midstream Partners L.P.
4.75%, 7/15/23, Series 5Y	5,000	4,881
ERP Operating L.P.
3.00%, 7/1/29	50,000	51,703
Exelon Corp.
5.10%, 6/15/45	33,000	40,334
Expedia Group, Inc.
3.80%, 2/15/28	5,000	5,177
Exxon Mobil Corp.
3.04%, 3/1/26	23,000	24,239
3.57%, 3/6/45	23,000	25,120
Family Dollar Stores, Inc.
5.00%, 2/1/21	48,000	49,742
FedEx Corp.
4.00%, 1/15/24	5,000	5,350
3.20%, 2/1/25(b)	18,000	18,723
4.20%, 10/17/28(b)	18,000	19,625
3.90%, 2/1/35(b)	94,000	96,120
3.88%, 8/1/42	5,000	4,904
4.75%, 11/15/45	5,000	5,389
4.40%, 1/15/47	18,000	18,365
Fidelity National Information Services, Inc.
3.50%, 4/15/23(b)	23,000	23,938
5.00%, 10/15/25	5,000	5,713
4.75%, 5/15/48, Series 30Y(b)	5,000	6,032
Fifth Third Bancorp
8.25%, 3/1/38	20,000	30,841
FirstEnergy Corp.
3.90%, 7/15/27, Series B	18,000	19,277
7.38%, 11/15/31, Series C	5,000	7,011
Flex Ltd.
5.00%, 2/15/23	5,000	5,336
Florida Power & Light Co.
3.70%, 12/1/47	5,000	5,600
4.13%, 6/1/48(b)	28,000	33,536
Ford Motor Co.
6.63%, 10/1/28	5,000	5,478
4.75%, 1/15/43	25,000	21,845
General Dynamics Corp.
2.13%, 8/15/26	18,000	17,938
3.75%, 5/15/28(b)	23,000	25,587
General Electric Co.
5.30%, 2/11/21	5,000	5,170
4.65%, 10/17/21	51,000	53,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
6.75%, 3/15/32, Series A(b)	$28,000	$36,315
6.15%, 8/7/37	24,000	29,982
5.88%, 1/14/38(b)	74,000	90,831
General Mills, Inc.
4.55%, 4/17/38(b)	28,000	32,613
General Motors Co.
4.20%, 10/1/27	71,000	72,634
General Motors Financial Co., Inc.
3.55%, 4/9/21(b)	5,000	5,081
3.45%, 4/10/22	5,000	5,100
3.15%, 6/30/22	5,000	5,086
4.00%, 1/15/25(b)	76,000	78,812
4.30%, 7/13/25	5,000	5,270
4.35%, 1/17/27	5,000	5,189
George Washington University (The)
4.13%, 9/15/48, Series 2018	26,000	30,661
Georgia Power Co.
4.30%, 3/15/43	47,000	51,101
Georgia-Pacific LLC
7.75%, 11/15/29	5,000	7,187
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	5,288
3.65%, 3/1/26	94,000	101,118
5.65%, 12/1/41	38,000	50,109
4.50%, 2/1/45	18,000	20,904
Global Payments, Inc.
3.75%, 6/1/23	23,000	23,995
GLP Capital L.P.
5.38%, 11/1/23(b)	18,000	19,705
5.75%, 6/1/28	18,000	20,535
Goldman Sachs Capital I
6.35%, 2/15/34(b)	19,000	24,915
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	28,000	29,433
3.00%, 4/26/22	10,000	10,117
3.63%, 1/22/23(b)	28,000	29,217
3.20%, 2/23/23(b)	28,000	28,817
3.75%, 2/25/26	5,000	5,309
5.95%, 1/15/27	23,000	27,573
3.85%, 1/26/27	23,000	24,510
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	23,000	24,401
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	71,000	76,029
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(c)	50,000	55,115
6.13%, 2/15/33(b)	9,000	12,084
5.15%, 5/22/45	18,000	22,172
Halliburton Co.
6.70%, 9/15/38	18,000	23,600
HCA, Inc.
4.13%, 6/15/29	50,000	52,777
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	5,000	5,268
Healthpeak Properties, Inc.
3.15%, 8/1/22	28,000	28,623
3.88%, 8/15/24(b)	5,000	5,334
Hershey Co. (The)
2.30%, 8/15/26	23,000	23,197
Hess Corp.
6.00%, 1/15/40(b)	23,000	26,626
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	48,000	50,754
6.20%, 10/15/35	23,000	27,651
Home Depot, Inc. (The)
3.25%, 3/1/22	94,000	96,952
2.80%, 9/14/27	23,000	24,094
5.88%, 12/16/36	15,000	20,782
Honeywell International, Inc.
2.50%, 11/1/26	10,000	10,197
HP, Inc.
4.30%, 6/1/21	76,000	78,464
Hubbell, Inc.
3.15%, 8/15/27	23,000	23,257
Hudson Pacific Properties L.P.
3.95%, 11/1/27	5,000	5,259
Humana, Inc.
2.50%, 12/15/20	18,000	18,077
4.80%, 3/15/47	23,000	27,122
Hyatt Hotels Corp.
3.38%, 7/15/23	48,000	49,568
Illinois Tool Works, Inc.
2.65%, 11/15/26	5,000	5,147
Intel Corp.
3.30%, 10/1/21	10,000	10,272
4.10%, 5/11/47	18,000	20,874
Intercontinental Exchange, Inc.
2.75%, 12/1/20	10,000	10,085
3.75%, 12/1/25	5,000	5,403
3.10%, 9/15/27	5,000	5,239
International Business Machines Corp.
6.22%, 8/1/27	34,000	42,525
5.88%, 11/29/32	24,000	31,874
4.00%, 6/20/42	50,000	55,595
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	5,849
International Lease Finance Corp.
5.88%, 8/15/22	76,000	82,958
International Paper Co.
4.75%, 2/15/22	44,000	46,162
3.80%, 1/15/26	5,000	5,322
7.30%, 11/15/39	5,000	6,966
4.80%, 6/15/44	5,000	5,481
4.35%, 8/15/48(b)	10,000	10,624
Invesco Finance PLC
4.00%, 1/30/24(b)	18,000	19,121
ITC Holdings Corp.
5.30%, 7/1/43	15,000	18,746
Jabil, Inc.
4.70%, 9/15/22	5,000	5,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Jefferies Group LLC
6.45%, 6/8/27	$25,000	$29,400
John Deere Capital Corp.
2.80%, 3/6/23	24,000	24,699
3.45%, 6/7/23	5,000	5,239
2.80%, 9/8/27(b)	69,000	71,304
Johnson & Johnson
2.63%, 1/15/25	48,000	49,403
4.50%, 9/1/40	94,000	116,275
Johnson Controls International PLC
6.00%, 1/15/36	18,000	22,486
JPMorgan Chase & Co.
4.63%, 5/10/21	10,000	10,370
4.50%, 1/24/22	104,000	109,158
3.20%, 1/25/23	142,000	146,909
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(b)(c)	5,000	5,213
3.30%, 4/1/26	10,000	10,512
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	50,000	53,059
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	23,000	24,375
5.50%, 10/15/40	35,000	46,636
5.63%, 8/16/43	68,000	91,342
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(b)(c)	48,000	54,291
Kaiser Foundation Hospitals
3.15%, 5/1/27	24,000	25,294
4.15%, 5/1/47(b)	9,000	10,503
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	23,000	22,877
4.42%, 12/15/46	23,000	24,873
KeyCorp
4.15%, 10/29/25	19,000	20,777
Kimco Realty Corp.
3.30%, 2/1/25	18,000	18,648
2.80%, 10/1/26(b)	5,000	5,026
Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23(b)	5,000	5,146
3.50%, 9/1/23	5,000	5,179
5.50%, 3/1/44	93,000	106,692
5.40%, 9/1/44	69,000	78,258
Kinder Morgan, Inc.
7.75%, 1/15/32	5,000	6,833
KLA Corp.
4.13%, 11/1/21(b)	5,000	5,176
Kraft Heinz Foods Co.
3.38%, 6/15/21	5,000	5,087
3.50%, 6/6/22	94,000	97,202
3.00%, 6/1/26	23,000	22,935
4.38%, 6/1/46(b)	10,000	9,756
Kroger Co. (The)
3.70%, 8/1/27(b)	18,000	19,281
5.15%, 8/1/43	18,000	20,570
Laboratory Corp. of America Holdings
3.20%, 2/1/22	71,000	72,568
Lam Research Corp.
2.80%, 6/15/21	5,000	5,064
Legg Mason, Inc.
5.63%, 1/15/44	5,000	5,626
Lincoln National Corp.
3.80%, 3/1/28	5,000	5,320
Lockheed Martin Corp.
6.15%, 9/1/36, Series B	39,000	53,846
4.09%, 9/15/52	24,000	28,280
Loews Corp.
3.75%, 4/1/26	18,000	19,375
Lowe’s Cos., Inc.
3.80%, 11/15/21	5,000	5,150
3.12%, 4/15/22	5,000	5,127
2.50%, 4/15/26	5,000	5,023
4.05%, 5/3/47	15,000	16,146
Lubrizol Corp. (The)
6.50%, 10/1/34	14,000	19,899
LYB International Finance B.V.
4.88%, 3/15/44(b)	5,000	5,580
LYB International Finance II B.V.
3.50%, 3/2/27	23,000	23,974
LyondellBasell Industries N.V.
4.63%, 2/26/55	20,000	21,169
Macy’s Retail Holdings, Inc.
3.63%, 6/1/24(b)	5,000	5,006
Marathon Oil Corp.
2.80%, 11/1/22	24,000	24,372
3.85%, 6/1/25(b)	5,000	5,242
6.80%, 3/15/32	5,000	6,257
Marathon Petroleum Corp.
5.38%, 10/1/22	18,000	18,198
Marriott International, Inc.
3.13%, 10/15/21, Series N	5,000	5,083
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	18,000	18,613
4.20%, 3/1/48	5,000	5,735
Martin Marietta Materials, Inc.
3.50%, 12/15/27(b)	5,000	5,192
Marvell Technology Group Ltd.
4.20%, 6/22/23	5,000	5,267
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	21,936
McCormick & Co., Inc.
2.70%, 8/15/22	5,000	5,079
McDonald’s Corp.
3.38%, 5/26/25	5,000	5,270
6.30%, 10/15/37	19,000	26,275
3.70%, 2/15/42(b)	19,000	19,790
3.63%, 9/1/49	25,000	25,606
McKesson Corp.
3.95%, 2/16/28(b)	5,000	5,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Merck & Co., Inc.
2.35%, 2/10/22	$51,000	$51,638
2.40%, 9/15/22	5,000	5,082
MetLife, Inc.
3.60%, 11/13/25(b)	94,000	101,221
Microsoft Corp.
3.30%, 2/6/27(b)	142,000	153,034
4.10%, 2/6/37	48,000	56,842
3.50%, 11/15/42	23,000	25,348
4.25%, 2/6/47, Series 30Y	18,000	22,348
4.50%, 2/6/57	18,000	23,356
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	18,797
Molson Coors Brewing Co.
5.00%, 5/1/42	5,000	5,424
Moody’s Corp.
3.25%, 6/7/21(b)	5,000	5,091
2.75%, 12/15/21	5,000	5,072
3.25%, 1/15/28(b)	18,000	18,961
Morgan Stanley
5.50%, 7/28/21	109,000	115,150
4.88%, 11/1/22	94,000	100,817
3.75%, 2/25/23	28,000	29,328
3.70%, 10/23/24(b)	105,000	111,276
4.00%, 7/23/25	9,000	9,737
3.88%, 1/27/26	9,000	9,706
3.13%, 7/27/26	9,000	9,335
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(b)(c)	32,000	34,013
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	24,000	25,807
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)	19,000	20,980
4.38%, 1/22/47(b)	34,000	41,462
Mosaic Co. (The)
4.88%, 11/15/41	10,000	10,468
5.63%, 11/15/43	5,000	5,790
Motorola Solutions, Inc.
3.50%, 3/1/23	5,000	5,162
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	5,242
MPLX L.P.
4.00%, 3/15/28	18,000	18,461
Mylan N.V.
3.75%, 12/15/20	38,000	38,505
3.95%, 6/15/26	10,000	10,409
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	5,000	5,354
3.90%, 11/1/28	18,000	19,832
4.02%, 11/1/32	18,000	20,556
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	6,867
NIKE, Inc.
3.88%, 11/1/45(b)	5,000	5,793
3.38%, 11/1/46(b)	5,000	5,353
NiSource, Inc.
3.65%, 6/15/23	5,000	5,227
5.25%, 2/15/43	5,000	6,099
5.65%, 2/1/45	5,000	6,464
3.95%, 3/30/48(b)	18,000	18,883
Noble Energy, Inc.
3.90%, 11/15/24	5,000	5,245
Nordstrom, Inc.
6.95%, 3/15/28(b)	5,000	6,013
Norfolk Southern Corp.
3.25%, 12/1/21	5,000	5,112
2.90%, 2/15/23(b)	10,000	10,222
3.15%, 6/1/27	23,000	24,132
4.05%, 8/15/52	5,000	5,590
5.10%, 8/1/2118	25,000	30,064
Northrop Grumman Corp.
3.50%, 3/15/21	5,000	5,099
3.25%, 8/1/23	48,000	49,962
3.20%, 2/1/27	23,000	23,953
NVIDIA Corp.
2.20%, 9/16/21	5,000	5,017
NVR, Inc.
3.95%, 9/15/22(b)	5,000	5,207
Occidental Petroleum Corp.
3.50%, 6/15/25	43,000	44,304
5.55%, 3/15/26	25,000	28,357
3.40%, 4/15/26	5,000	5,090
Omega Healthcare Investors, Inc.
4.50%, 4/1/27(b)	18,000	19,523
4.75%, 1/15/28	23,000	25,220
Oncor Electric Delivery Co. LLC
5.75%, 3/15/29	109,000	137,842
5.30%, 6/1/42	48,000	63,813
ONEOK, Inc.
4.00%, 7/13/27	18,000	18,987
4.55%, 7/15/28	78,000	84,458
Oracle Corp.
3.63%, 7/15/23	23,000	24,296
2.65%, 7/15/26	71,000	72,414
4.50%, 7/8/44	23,000	27,403
4.00%, 11/15/47	18,000	20,189
Owens Corning
4.30%, 7/15/47	23,000	21,851
Packaging Corp. of America
4.50%, 11/1/23	18,000	19,408
Parker-Hannifin Corp.
3.50%, 9/15/22	5,000	5,188
3.30%, 11/21/24	18,000	18,717
6.25%, 5/15/38	15,000	19,752
People’s United Financial, Inc.
3.65%, 12/6/22	5,000	5,173
PepsiCo, Inc.
3.00%, 10/15/27	28,000	29,770
4.25%, 10/22/44	23,000	27,592
Pfizer, Inc.
3.00%, 12/15/26	10,000	10,579
7.20%, 3/15/39	89,000	141,611
4.30%, 6/15/43	5,000	5,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Philip Morris International, Inc.
2.50%, 8/22/22(b)	$23,000	$23,320
4.88%, 11/15/43	32,000	38,325
Plains All American Pipeline L.P.
3.65%, 6/1/22	114,500	117,164
6.65%, 1/15/37	23,000	26,453
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	28,000	29,867
3.45%, 4/23/29	50,000	53,467
Procter & Gamble Co. (The)
2.15%, 8/11/22	28,000	28,326
Prologis L.P.
4.38%, 9/15/48	5,000	6,111
Prudential Financial, Inc.
5.70%, 12/14/36	5,000	6,742
6.63%, 12/1/37(b)	19,000	26,844
5.88%, 9/15/42, (5.875% fixed rate until 9/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.175% thereafter)(b)(c)	5,000	5,403
4.60%, 5/15/44	5,000	5,897
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	5,000	5,470
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(b)(c)	5,000	5,729
PSEG Power LLC
3.85%, 6/1/23	5,000	5,247
Public Service Co. of Colorado
4.30%, 3/15/44	29,000	34,525
Public Service Electric & Gas Co.
2.38%, 5/15/23	118,000	119,700
3.00%, 5/15/27	19,000	19,733
QUALCOMM, Inc.
3.00%, 5/20/22	10,000	10,241
2.60%, 1/30/23	10,000	10,159
2.90%, 5/20/24	122,000	125,596
Quest Diagnostics, Inc.
4.70%, 4/1/21	5,000	5,172
Realty Income Corp.
3.25%, 10/15/22	28,000	28,913
3.00%, 1/15/27(b)	5,000	5,144
Republic Services, Inc.
5.25%, 11/15/21	5,000	5,311
Rockwell Collins, Inc.
2.80%, 3/15/22	18,000	18,301
4.80%, 12/15/43	10,000	12,260
Roper Technologies, Inc.
3.00%, 12/15/20	18,000	18,172
2.80%, 12/15/21(b)	18,000	18,248
3.80%, 12/15/26	5,000	5,344
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	9,000	11,533
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	24,000	26,279
Ryder System, Inc.
3.75%, 6/9/23	48,000	50,183
Sabra Health Care L.P.
5.13%, 8/15/26	18,000	19,382
Santander Holdings USA, Inc.
4.40%, 7/13/27(b)	23,000	24,722
Seagate HDD Cayman
4.25%, 3/1/22	17,000	17,578
Sempra Energy
2.88%, 10/1/22	5,000	5,082
4.05%, 12/1/23	5,000	5,308
3.25%, 6/15/27(b)	23,000	23,608
Service Properties Trust
5.00%, 8/15/22	5,000	5,218
Sherwin-Williams Co. (The)
2.75%, 6/1/22	3,000	3,049
4.50%, 6/1/47	5,000	5,720
3.80%, 8/15/49	20,000	20,638
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	10,000	10,048
Simon Property Group L.P.
2.35%, 1/30/22	5,000	5,040
2.75%, 2/1/23	5,000	5,105
3.75%, 2/1/24	5,000	5,319
3.30%, 1/15/26	5,000	5,276
3.25%, 11/30/26	23,000	24,179
SITE Centers Corp.
4.70%, 6/1/27	28,000	30,584
Southern California Edison Co.
4.65%, 10/1/43	74,000	84,167
Southern California Gas Co.
4.13%, 6/1/48, Series UU	5,000	5,684
Southern Co. (The)
3.25%, 7/1/26	5,000	5,189
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	5,000	5,575
Southern Power Co.
5.15%, 9/15/41	19,000	21,673
Spectra Energy Partners L.P.
3.50%, 3/15/25	5,000	5,226
Spirit AeroSystems, Inc.
3.95%, 6/15/23	5,000	5,178
4.60%, 6/15/28	18,000	19,538
Starbucks Corp.
3.10%, 3/1/23	5,000	5,166
2.45%, 6/15/26	5,000	5,045
4.00%, 11/15/28(b)	5,000	5,581
State Street Corp.
2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(c)	5,000	5,076
3.10%, 5/15/23	48,000	49,621
Stryker Corp.
3.38%, 5/15/24	5,000	5,241
Sunoco Logistics Partners Operations L.P.
3.90%, 7/15/26	5,000	5,136
Synchrony Financial
3.70%, 8/4/26	5,000	5,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Synovus Financial Corp.
3.13%, 11/1/22	$5,000	$5,058
Sysco Corp.
3.30%, 7/15/26	5,000	5,267
Tampa Electric Co.
4.30%, 6/15/48	18,000	21,193
Tapestry, Inc.
4.13%, 7/15/27(b)	5,000	5,109
Target Corp.
2.90%, 1/15/22	23,000	23,530
2.50%, 4/15/26	5,000	5,135
TC PipeLines L.P.
4.38%, 3/13/25	19,000	20,095
TD Ameritrade Holding Corp.
2.95%, 4/1/22	10,000	10,210
Texas Instruments, Inc.
2.90%, 11/3/27	28,000	29,441
4.15%, 5/15/48	89,000	107,993
Time Warner Cable LLC
6.75%, 6/15/39	45,500	57,352
5.50%, 9/1/41(b)	5,000	5,572
4.50%, 9/15/42	10,000	10,036
Toyota Motor Credit Corp.
2.90%, 4/17/24(b)	5,000	5,179
Travelers Cos., Inc. (The)
6.25%, 6/15/37	10,000	14,285
4.00%, 5/30/47	23,000	26,505
Trimble, Inc.
4.15%, 6/15/23(b)	5,000	5,259
TWDC Enterprises 18 Corp.
2.95%, 6/15/27(b)	23,000	24,325
3.70%, 12/1/42(b)	5,000	5,582
3.00%, 7/30/46	48,000	48,476
Tyson Foods, Inc.
2.25%, 8/23/21	5,000	5,022
U.S. Bancorp
2.63%, 1/24/22, Series V	5,000	5,079
3.90%, 4/26/28(b)	28,000	31,466
Union Electric Co.
2.95%, 6/15/27	18,000	18,700
Union Pacific Corp.
3.50%, 6/8/23	52,000	54,443
3.75%, 7/15/25	5,000	5,382
3.25%, 8/15/25	5,000	5,250
2.75%, 3/1/26	5,000	5,152
4.00%, 4/15/47	19,000	20,998
3.84%, 3/20/60(d)	24,000	24,565
4.38%, 11/15/65	5,000	5,490
United Parcel Service, Inc.
2.45%, 10/1/22(b)	5,000	5,081
2.40%, 11/15/26(b)	5,000	5,063
3.05%, 11/15/27	23,000	24,237
3.40%, 11/15/46	5,000	5,099
United Technologies Corp.
1.95%, 11/1/21	23,000	22,991
3.75%, 11/1/46	48,000	52,872
UnitedHealth Group, Inc.
2.13%, 3/15/21	10,000	10,027
3.15%, 6/15/21	5,000	5,090
2.88%, 3/15/22	5,000	5,094
2.75%, 2/15/23	5,000	5,099
3.70%, 12/15/25	15,000	16,220
3.10%, 3/15/26	94,000	98,861
3.88%, 12/15/28	18,000	19,986
5.80%, 3/15/36	5,000	6,741
3.95%, 10/15/42	5,000	5,554
3.75%, 10/15/47	15,000	16,197
University of Southern California
3.03%, 10/1/39	24,000	24,778
Valero Energy Partners L.P.
4.38%, 12/15/26	18,000	19,664
Ventas Realty L.P.
4.38%, 2/1/45	24,000	26,175
VEREIT Operating Partnership L.P.
4.60%, 2/6/24	18,000	19,399
3.95%, 8/15/27	5,000	5,279
Verizon Communications, Inc.
5.15%, 9/15/23	120,000	133,586
3.50%, 11/1/24	23,000	24,383
4.02%, 12/3/29	4,000	4,464
5.85%, 9/15/35(b)	47,000	62,626
5.25%, 3/16/37(b)	10,000	12,654
6.55%, 9/15/43	18,000	26,680
5.01%, 4/15/49	23,000	29,630
Viacom, Inc.
6.88%, 4/30/36	5,000	6,635
Visa, Inc.
3.65%, 9/15/47	28,000	31,593
Vulcan Materials Co.
4.50%, 4/1/25	18,000	19,467
Wachovia Corp.
5.50%, 8/1/35(b)	5,000	6,307
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	28,000	28,979
Walmart, Inc.
2.35%, 12/15/22	5,000	5,072
3.55%, 6/26/25	94,000	101,322
6.50%, 8/15/37	48,000	72,431
4.05%, 6/29/48	10,000	11,990
Walt Disney Co. (The)
6.40%, 12/15/35(b)	4,000	5,802
6.65%, 11/15/37	20,000	29,721
4.95%, 10/15/45	5,000	6,586
Wells Fargo & Co.
2.55%, 12/7/20	9,000	9,054
3.00%, 1/22/21	5,000	5,059
2.10%, 7/26/21	9,000	9,021
2.63%, 7/22/22	94,000	95,165
4.13%, 8/15/23	94,000	99,708
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(b)(c)	64,000	68,089
5.38%, 2/7/35	5,000	6,408
5.38%, 11/2/43	47,000	60,850
4.75%, 12/7/46	71,000	86,876
Welltower, Inc.
4.25%, 4/1/26	23,000	25,068
Western Midstream Operating L.P.
5.30%, 3/1/48	94,000	78,638
Western Union Co. (The)
3.60%, 3/15/22(b)	5,000	5,131
4.25%, 6/9/23	5,000	5,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Westlake Chemical Corp.
5.00%, 8/15/46	$5,000	$5,428
WestRock MWV LLC
7.95%, 2/15/31	14,000	19,482
Whirlpool Corp.
4.50%, 6/1/46	5,000	5,200
Williams Cos., Inc. (The)
3.75%, 6/15/27	10,000	10,247
7.50%, 1/15/31, Series A	50,000	64,191
6.30%, 4/15/40(b)	10,000	11,983
Wisconsin Public Service Corp.
3.67%, 12/1/42	38,000	40,560
WW Grainger, Inc.
3.75%, 5/15/46	23,000	24,265
Xilinx, Inc.
3.00%, 3/15/21	5,000	5,063
2.95%, 6/1/24	48,000	49,208
Xylem, Inc.
4.88%, 10/1/21	5,000	5,240
3.25%, 11/1/26(b)	5,000	5,189
Zimmer Biomet Holdings, Inc.
3.15%, 4/1/22	5,000	5,095

TOTAL U.S. CORPORATE BONDS (Cost: $17,075,069)		18,370,335

FOREIGN CORPORATE BONDS - 3.6%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	23,000	29,959
Westpac Banking Corp.
3.35%, 3/8/27	23,000	24,274
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(b)(c)	10,000	10,521

Total Australia		64,754

Belgium - 0.5%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	329,000	352,924
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31(b)	25,000	29,921
4.60%, 4/15/48	19,000	22,081
4.44%, 10/6/48	19,000	21,642

Total Belgium		426,568

Bermuda - 0.0%
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	18,000	19,447

Brazil - 0.0%
Vale Overseas Ltd.
6.88%, 11/21/36	10,000	12,572

Canada - 0.6%
Bank of Montreal
2.35%, 9/11/22(b)	94,000	95,007
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	49,000	51,058
Bank of Nova Scotia (The)
3.13%, 4/20/21(b)	5,000	5,086
2.45%, 9/19/22	48,000	48,693
Brookfield Finance, Inc.
3.90%, 1/25/28	18,000	19,223
4.70%, 9/20/47	5,000	5,703
Canadian Natural Resources Ltd.
3.45%, 11/15/21	18,000	18,412
Cenovus Energy, Inc.
5.25%, 6/15/37	28,000	30,587
6.75%, 11/15/39	18,000	22,341
Kinross Gold Corp.
4.50%, 7/15/27	5,000	5,238
Magna International, Inc.
3.63%, 6/15/24	5,000	5,251
Methanex Corp.
4.25%, 12/1/24	23,000	23,428
Nexen, Inc.
6.40%, 5/15/37	25,000	34,881
Nutrien Ltd.
3.15%, 10/1/22	18,000	18,410
5.63%, 12/1/40	5,000	5,953
5.25%, 1/15/45	18,000	21,083
Rogers Communications, Inc.
3.00%, 3/15/23(b)	48,000	49,060
TELUS Corp.
4.60%, 11/16/48	5,000	5,963
TransCanada PipeLines Ltd.
4.25%, 5/15/28(b)	19,000	20,927
4.63%, 3/1/34	28,000	31,692
5.85%, 3/15/36	29,000	35,755

Total Canada		553,751

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	94,000	103,791

France - 0.0%
Sanofi
3.63%, 6/19/28(b)	5,000	5,540
Total Capital International S.A.
3.46%, 7/12/49	20,000	21,406

Total France		26,946

Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	5,000	5,101
3.76%, 7/26/23	54,000	56,793
3.78%, 3/2/25(b)	5,000	5,339
3.68%, 2/22/27(b)	18,000	19,204
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	10,000	10,121
2.63%, 7/14/26	10,000	10,015
3.35%, 10/18/27(b)	23,000	24,054
3.20%, 9/17/29(b)	50,000	50,944

Total Japan		181,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Mexico - 0.2%
Petroleos Mexicanos
6.00%, 3/5/20	$75,000	$75,619
5.50%, 1/21/21(b)	10,000	10,285
6.50%, 3/13/27	10,000	10,464
6.63%, 6/15/35	10,000	10,059
6.38%, 1/23/45	10,000	9,591
6.75%, 9/21/47(b)	20,000	19,740
6.35%, 2/12/48	20,000	18,861

Total Mexico		154,619

Netherlands - 0.2%
Cooperatieve Rabobank UA
3.88%, 2/8/22	9,000	9,354
5.25%, 5/24/41(b)	24,000	33,268
Shell International Finance B.V.
3.40%, 8/12/23(b)	47,000	49,457
5.50%, 3/25/40	27,000	36,522

Total Netherlands		128,601

Norway - 0.2%
Equinor ASA
3.15%, 1/23/22	19,000	19,493
2.45%, 1/17/23	56,000	56,816
2.65%, 1/15/24	5,000	5,138
3.70%, 3/1/24(b)	5,000	5,346
3.63%, 9/10/28	24,000	26,457
5.10%, 8/17/40	19,000	24,554

Total Norway		137,804

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40(b)	5,000	6,535

Spain - 0.1%
Telefonica Emisiones S.A.
7.05%, 6/20/36(b)	9,000	12,640
Telefonica Europe B.V.
8.25%, 9/15/30	47,000	68,166

Total Spain		80,806

Switzerland - 0.0%
Novartis Capital Corp.
2.40%, 5/17/22(b)	5,000	5,070
3.70%, 9/21/42	15,000	16,906
Syngenta Finance N.V.
3.13%, 3/28/22	19,000	19,155

Total Switzerland		41,131

United Kingdom - 1.4%
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	209,900
BP Capital Markets PLC
3.54%, 11/4/24	5,000	5,330
3.28%, 9/19/27(b)	24,000	25,221
British Telecommunications PLC
9.63%, 12/15/30	9,000	13,768
CNH Industrial N.V.
4.50%, 8/15/23(b)	95,000	101,052
HSBC Holdings PLC
5.10%, 4/5/21	95,000	98,742
4.00%, 3/30/22	71,000	74,068
4.38%, 11/23/26	200,000	215,364
7.63%, 5/17/32	24,000	33,660
Janus Capital Group, Inc.
4.88%, 8/1/25(b)	18,000	19,610
Lloyds Bank PLC
6.38%, 1/21/21	71,000	74,533
Reynolds American, Inc.
7.25%, 6/15/37	23,000	29,229
5.85%, 8/15/45	10,000	11,325
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	23,000	24,979
6.00%, 12/19/23	23,000	25,466
5.13%, 5/28/24	100,000	107,759
Unilever Capital Corp.
5.90%, 11/15/32	5,000	6,798
Vodafone Group PLC
4.38%, 2/19/43	84,000	89,346
5.25%, 5/30/48	30,000	35,903

Total United Kingdom		1,202,053

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,954,771)		3,140,949

FOREIGN GOVERNMENT AGENCIES - 1.5%

Austria - 0.0%
Oesterreichische Kontrollbank AG
2.38%, 10/1/21	9,000	9,104

Canada - 0.7%
Export Development Canada
1.75%, 7/21/20	10,000	9,999
2.50%, 1/24/23	10,000	10,249
Province of Alberta Canada
3.30%, 3/15/28	95,000	103,884
Province of British Columbia Canada
2.00%, 10/23/22	10,000	10,079
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	22,174
Province of Ontario Canada
1.88%, 5/21/20	10,000	9,999
2.55%, 2/12/21	105,000	105,916
2.50%, 9/10/21	10,000	10,120
2.25%, 5/18/22	10,000	10,111
3.20%, 5/16/24	10,000	10,586
2.50%, 4/27/26	80,000	82,547
Province of Quebec Canada
3.50%, 7/29/20	9,000	9,094
2.63%, 2/13/23	9,000	9,244
2.88%, 10/16/24, Series QO	105,000	110,204
7.50%, 9/15/29, Series PD	56,000	81,897

Total Canada		596,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Germany - 0.5%
Kreditanstalt fuer Wiederaufbau
1.63%, 5/29/20	$74,000	$73,977
2.75%, 7/15/20	28,000	28,177
2.75%, 9/8/20	9,000	9,071
1.88%, 12/15/20	9,000	9,015
1.50%, 6/15/21	188,000	187,489
2.38%, 8/25/21	9,000	9,106
2.13%, 6/15/22	9,000	9,106
2.13%, 1/17/23	33,000	33,475
2.50%, 11/20/24(b)	33,000	34,276
Landwirtschaftliche Rentenbank
2.25%, 10/1/21	9,000	9,092

Total Germany		402,784

Japan - 0.3%
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	249,869

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,195,726)		1,257,860

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%

Colombia - 0.1%
Colombia Government International Bond
11.75%, 2/25/20	94,000	96,092

Hungary - 0.1%
Hungary Government International Bond
6.38%, 3/29/21	24,000	25,405
5.38%, 3/25/24	18,000	20,293

Total Hungary		45,698

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	81,000	95,414

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/2/23	107,000	113,079
5.75%, 10/12/2110	18,000	21,005

Total Mexico		134,084

Panama - 0.0%
Panama Government International Bond
8.88%, 9/30/27	19,000	27,152

Peru - 0.0%
Peruvian Government International Bond
4.13%, 8/25/27	19,000	21,287

Philippines - 0.3%
Philippine Government International Bond
3.95%, 1/20/40	200,000	230,045

Poland - 0.2%
Republic of Poland Government International Bond
5.13%, 4/21/21	74,000	77,297
3.00%, 3/17/23	24,000	24,760
3.25%, 4/6/26	47,000	50,012

Total Poland		152,069

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	78,000	93,400
4.98%, 4/20/55	24,000	28,294

Total Uruguay		121,694

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $858,191)		923,535

SUPRANATIONAL BONDS - 1.0%
Asian Development Bank
2.25%, 1/20/21	42,000	42,249
2.75%, 3/17/23	9,000	9,311
2.00%, 1/22/25	5,000	5,079
Corporacion Andina de Fomento
4.38%, 6/15/22	5,000	5,258
Council of Europe Development Bank
1.63%, 3/16/21	25,000	24,942
European Investment Bank
1.75%, 5/15/20	28,000	27,996
1.38%, 6/15/20	71,000	70,855
2.25%, 3/15/22	14,000	14,183
2.25%, 8/15/22	9,000	9,139
2.50%, 3/15/23	141,000	144,814
3.25%, 1/29/24	14,000	14,876
2.38%, 5/24/27(b)	94,000	97,869
Inter-American Development Bank
1.75%, 9/14/22	141,000	141,331
2.50%, 1/18/23	9,000	9,224
International Bank for Reconstruction & Development
2.13%, 11/1/20	141,000	141,413
2.13%, 2/13/23	5,000	5,072
2.50%, 11/25/24, Series GDIF	14,000	14,530
2.50%, 7/29/25, Series GDIF	14,000	14,590
2.50%, 11/22/27, Series GDIF	39,000	40,990

TOTAL SUPRANATIONAL BONDS (Cost: $808,000)		833,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%

United States - 2.1%
Benchmark Mortgage Trust
4.02%, 3/15/52, Series 2019-B9, Class A5	$60,000	$67,099
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	90,401	92,605
Commercial Mortgage Pass Through Certificates
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	112,121
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	49,618	51,144
2.87%, 2/10/48, Series 2015-DC1, Class A2	62,800	62,761
CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	107,845
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.87%, 12/25/21, Series K017, Class A2	93,447	94,771
2.48%, 3/25/25, Series K049, Class A1	13,861	14,106
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	75,732
3.69%, 1/25/29, Series K088, Class A2	115,000	127,797
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	81,208
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.32%, 7/25/23, Series 2014-M1, Class A2^(c)	104,266	107,896
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	58,541
2.57%, 12/25/26, Series 2017-M3, Class A2^(c)	45,000	46,044
3.14%, 3/25/28, Series 2018-M4, Class A2^(c)	25,000	26,393
3.15%, 3/25/28, Series 2018-M7, Class A2^(c)	145,000	153,652
3.09%, 2/25/30, Series 2018-M3, Class A1^(c)	24,473	25,693
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	53,609
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	108,047
3.46%, 12/15/49, Series 2016-C32, Class A3	100,000	106,439
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	107,748	108,469
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	106,518

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,716,728)		1,788,490

MUNICIPAL BONDS - 0.4%

United States - 0.4%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1-SUB	25,000	41,197
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	45,000	51,804
Port Authority of New York & New Jersey
4.81%, 10/15/65, Series 192	25,000	32,670
State of California
7.55%, 4/1/39	115,000	186,839

TOTAL MUNICIPAL BONDS (Cost: $282,080)		312,510

ASSET-BACKED SECURITIES - 0.4%

United States - 0.4%
Americredit Automobile Receivables Trust
3.07%, 12/19/22, Series 2018-1, Class A3	30,000	30,206
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	10,000	10,096
CarMax Auto Owner Trust
2.48%, 11/15/22, Series 2018-1, Class A3	25,000	25,109
2.64%, 6/15/23, Series 2018-1, Class A4	29,000	29,406
Citibank Credit Card Issuance Trust
1.92%, 4/7/22, Series 2017-A3, Class A3	100,000	100,001
Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4	30,000	30,634
Ford Credit Auto Lease Trust
2.22%, 10/15/22, Series 2019-B, Class A3	20,000	20,102
Ford Credit Auto Owner Trust
3.03%, 11/15/22, Series 2018-A, Class A3	10,000	10,105
GM Financial Consumer Automobile Receivables Trust
2.46%, 7/17/23, Series 2018-1, Class A4	20,000	20,185
2.65%, 2/16/24, Series 2019-2, Class A3	20,000	20,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2019

Investments	Principal Amount	Value
Mercedes-Benz Auto Lease Trust
2.51%, 10/16/23, Series 2018-A, Class A4	$20,000	$20,051
World Financial Network Credit Card Master Trust
3.07%, 12/16/24, Series 2018-A, Class A	67,000	67,796

TOTAL ASSET-BACKED SECURITIES (Cost: $379,164)		383,911

REPURCHASE AGREEMENT - 4.5%

United States - 4.5%

Citigroup, Inc., tri-party repurchase agreement dated 11/29/19 (tri-party custodian: The Bank of New York Mellon Corp.), 1.63% due 12/2/19; Proceeds at maturity - $3,874,026 (fully collateralized by Fannie Mae Interest STRIPS, 3.50% - 4.50% due 8/1/33 - 2/1/47, Fannie Mae Pool, 2.50% - 8.00% due 8/1/23 - 10/1/49, Freddie Mac Gold Pool, 2.00% - 10.00% due 1/1/20 - 5/1/49, Freddie Mac Pool, 2.50% - 8.50% due 4/1/20 - 11/1/49, U.S. Treasury Bill, zero coupon due 1/2/20, U.S. Treasury Bond, 4.75% due 2/15/37 and U.S. Treasury Note, 2.88% due 5/15/28; Market value including accrued interest - $4,012,914)

(Cost: $3,873,500)

	3,873,500	3,873,500

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.63%(e) (Cost: $2,714,668)(f)	2,714,668	2,714,668

TOTAL INVESTMENTS IN SECURITIES - 105.4% (Cost: $86,920,561)		90,882,198
Other Assets less Liabilities - (5.4)%		(4,695,517)

NET ASSETS - 100.0%		$86,186,681

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Security, or portion thereof, was on loan at November 30, 2019 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of November 30, 2019.
(f)

At November 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,791,624. The Fund also had securities on loan having a total market value of $27,088 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,897,468. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $182,800.

STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	145	3/31/20	$(31,259,961)	$7
5 Year U.S. Treasury Note	285	3/31/20	(33,906,094)	2,267
U.S. Treasury Ultra Long Term Bond	47	3/20/20	(8,822,781)	(25,557)
Ultra 10 Year U.S. Treasury Note	93	3/20/20	(13,226,344)	10,908

			$(87,215,180)	$(12,375)

†	As of November 30, 2019, deposits at broker for futures contracts of $784,635 included cash collateral of $809,266 and previously settled variation margin losses on open futures contracts of $24,631.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2019

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.8%

United States - 4.8%
Sofi Consumer Loan Program Trust
3.79%, 4/26/27, Series 2018-2, Class B(a)	$375,000	$383,176
4.02%, 8/25/27, Series 2018-3, Class B(a)	100,000	103,410

TOTAL ASSET-BACKED SECURITIES (Cost: $484,615)		486,586

COLLATERALIZED LOAN OBLIGATIONS - 3.9%

Cayman Islands - 3.9%
LCM 28 Ltd.
4.12%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b) (Cost: $383,854)	400,000	389,973

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.2%
CSMC Trust
3.98%, 10/25/44, Series 2014-WIN2, Class B1^(a)(b)	271,340	282,612
Federal Home Loan Mortgage Corp. REMIC
5.00%, 4/15/40, Series 3658, Class CZ	338,756	399,887
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
4.01%, 9/25/30, Series 2018-HQA1, Class M2, (1-month U.S. dollar London Interbank Offered Rate + 2.30%)(b)	200,000	201,929
Federal National Mortgage Association REMIC
5.00%, 4/25/37, Series 2007-26, Class JZ	406,296	446,229
5.00%, 6/25/41, Series 2011-52, Class GB	300,363	333,978
Government National Mortgage Association REMIC
2.56%, 7/20/64, Series 2014-H16, Class FL, (1-month U.S. dollar London Interbank Offered Rate + 0.47%)(b)	1,171,704	1,171,335
Sequoia Mortgage Trust
4.00%, 2/25/48, Series 2018-CH1, Class A1^(a)(b)	198,356	203,268

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $3,021,486)		3,039,238

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%

United States - 4.0%
Benchmark Mortgage Trust
2.50%, 12/15/61, Series 2019-B14, Class D(a)	380,000	329,102
Wells Fargo Commercial Mortgage Trust
0.97%, 12/15/52, Series 2019-C54, Class XA, IO^(b)(c)	1,100,000	75,346

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $398,701)		404,448

U.S. GOVERNMENT AGENCIES - 56.6%
Federal Home Loan Mortgage Corporation
3.50%, 8/1/46	552,800	580,410
3.50%, 9/1/47	737,732	774,205
Federal National Mortgage Association
4.00%, 10/1/48	1,964,088	2,093,357
3.00%, 11/1/49	2,211,185	2,244,007

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $5,663,924)		5,691,979

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $9,952,580)		10,012,224
Other Assets less Liabilities - 0.5%		51,954

NET ASSETS - 100.0%		$10,064,178

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

IO	-	Interest Only
REMIC	-	Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 83.6%

United States - 83.6%
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	$16,000	$16,125
5.63%, 2/15/23	28,000	28,595
Acrisure LLC
8.13%, 2/15/24(a)	42,000	44,704
Actuant Corp.
5.63%, 6/15/22	16,000	16,205
ADT Security Corp. (The)
6.25%, 10/15/21	50,000	53,112
3.50%, 7/15/22	51,000	51,892
4.13%, 6/15/23(b)	42,000	43,155
Advanced Micro Devices, Inc.
7.50%, 8/15/22(b)	40,000	45,312
AES Corp.
4.00%, 3/15/21	40,000	40,640
4.50%, 3/15/23	16,000	16,440
4.88%, 5/15/23	45,000	45,900
Ahern Rentals, Inc.
7.38%, 5/15/23(a)	13,000	10,178
Air Medical Group Holdings, Inc.
6.38%, 5/15/23(a)	23,000	20,077
AK Steel Corp.
7.63%, 10/1/21	38,000	37,825
7.50%, 7/15/23	11,000	11,060
Albertsons Cos. LLC
6.63%, 6/15/24	76,000	79,915
Aleris International, Inc.
10.75%, 7/15/23(a)(b)	11,000	11,541
Allegheny Technologies, Inc.
5.95%, 1/15/21	76,000	79,203
7.88%, 8/15/23(b)	13,000	14,479
Ally Financial, Inc.
8.00%, 3/15/20	42,000	42,555
7.50%, 9/15/20	23,000	24,017
4.13%, 2/13/22	28,000	28,871
AMC Networks, Inc.
4.75%, 12/15/22	36,000	36,450
5.00%, 4/1/24	66,000	66,412
American Airlines Group, Inc.
5.00%, 6/1/22(a)	76,000	79,500
American Axle & Manufacturing, Inc.
6.63%, 10/15/22(b)	17,000	17,260
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23(a)	50,000	51,479
American Midstream Partners L.P.
9.50%, 12/15/21(a)	41,000	38,659
AmeriGas Partners L.P.
5.63%, 5/20/24	59,000	63,129
Anixter, Inc.
5.13%, 10/1/21	71,000	74,472
5.50%, 3/1/23	16,000	16,687
Antero Midstream Partners L.P.
5.38%, 9/15/24	60,000	51,450
Antero Resources Corp.
5.38%, 11/1/21	41,000	37,966
5.13%, 12/1/22(b)	39,000	31,785
5.63%, 6/1/23	28,000	19,880
Apex Tool Group LLC
9.00%, 2/15/23(a)	16,000	13,447
APX Group, Inc.
8.75%, 12/1/20(b)	26,000	25,480
7.88%, 12/1/22	39,000	38,853
7.63%, 9/1/23(b)	35,000	30,640
Aramark Services, Inc.
5.13%, 1/15/24(b)	44,000	45,375
Archrock Partners L.P.
6.00%, 10/1/22	11,000	11,058
Arconic, Inc.
6.15%, 8/15/20	74,000	75,934
5.40%, 4/15/21	39,000	40,211
5.13%, 10/1/24	100,000	109,076
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	67,000	64,487
Ashland LLC
4.75%, 8/15/22	91,000	95,550
Ball Corp.
4.38%, 12/15/20	102,000	104,269
4.00%, 11/15/23	77,000	80,657
Bausch Health Cos., Inc.
6.50%, 3/15/22(a)	42,000	43,155
5.50%, 3/1/23(a)	31,000	31,323
5.88%, 5/15/23(a)	90,000	91,349
7.00%, 3/15/24(a)	99,000	103,825
BCD Acquisition, Inc.
9.63%, 9/15/23(a)	39,000	39,552
Berry Global, Inc.
5.50%, 5/15/22	18,000	18,292
6.00%, 10/15/22	25,000	25,508
5.13%, 7/15/23	61,000	62,753
Blue Cube Spinco LLC
9.75%, 10/15/23	35,000	38,150
Blue Racer Midstream LLC
6.13%, 11/15/22(a)	37,000	33,474
Brinker International, Inc.
3.88%, 5/15/23	16,000	16,040
Bruin E&P Partners LLC
8.88%, 8/1/23(a)	23,000	14,787
Buckeye Partners L.P.
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(c)	16,000	12,015
C&S Group Enterprises LLC
5.38%, 7/15/22(a)	14,000	14,210
Cablevision Systems Corp.
5.88%, 9/15/22(b)	28,000	30,240
California Resources Corp.
8.00%, 12/15/22(a)	115,000	29,037
Callon Petroleum Co.
6.13%, 10/1/24	50,000	47,625
Calpine Corp.
6.00%, 1/15/22(a)	40,000	40,149
5.38%, 1/15/23	46,000	46,747
5.50%, 2/1/24(b)	64,000	65,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
Calumet Specialty Products Partners L.P.
7.63%, 1/15/22(b)	$43,000	$42,691
7.75%, 4/15/23	15,000	14,444
Carpenter Technology Corp.
4.45%, 3/1/23	33,000	34,165
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	42,000	40,530
Carvana Co.
8.88%, 10/1/23(a)	16,000	16,620
CBL & Associates L.P.
4.60%, 10/15/24	25,000	16,010
CCO Holdings LLC
5.25%, 9/30/22	46,000	46,719
5.13%, 2/15/23	47,000	47,881
4.00%, 3/1/23(a)	68,000	69,444
5.13%, 5/1/23(a)	86,000	88,257
5.75%, 9/1/23	13,000	13,310
5.88%, 4/1/24(a)	87,000	90,914
CDK Global, Inc.
5.00%, 10/15/24	25,000	27,093
CEC Entertainment, Inc.
8.00%, 2/15/22	45,000	43,777
Centene Corp.
4.75%, 5/15/22	84,000	85,889
Century Aluminum Co.
7.50%, 6/1/21(a)	16,000	15,566
CenturyLink, Inc.
5.63%, 4/1/20, Series V	41,000	41,484
6.45%, 6/15/21, Series S	51,000	53,665
5.80%, 3/15/22, Series T	56,000	59,150
6.75%, 12/1/23, Series W	62,000	69,130
7.50%, 4/1/24, Series Y	41,000	46,227
CF Industries, Inc.
3.45%, 6/1/23	71,000	72,774
Chemours Co. (The)
6.63%, 5/15/23(b)	35,000	34,562
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	100,000	114,984
Chesapeake Energy Corp.
7.00%, 10/1/24	50,000	25,624
Cincinnati Bell, Inc.
7.00%, 7/15/24(a)(b)	25,000	23,468
Cinemark USA, Inc.
5.13%, 12/15/22	37,000	37,474
4.88%, 6/1/23	40,000	40,700
CIT Group, Inc.
4.13%, 3/9/21	33,000	33,693
5.00%, 8/15/22	39,000	41,605
5.00%, 8/1/23	93,000	100,323
4.75%, 2/16/24	50,000	53,500
CITGO Petroleum Corp.
6.25%, 8/15/22(a)(b)	38,000	38,522
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(a)	79,000	87,220
Clearwater Paper Corp.
4.50%, 2/1/23(b)	6,000	6,024
Cleaver-Brooks, Inc.
7.88%, 3/1/23(a)(b)	13,000	12,469
Cleveland-Cliffs, Inc.
4.88%, 1/15/24(a)	14,000	14,443
CNX Resources Corp.
5.88%, 4/15/22(b)	74,000	71,965
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	12,000	12,544
Colfax Corp.
6.00%, 2/15/24(a)	59,000	62,687
Commercial Metals Co.
4.88%, 5/15/23	16,000	16,607
CommScope, Inc.
5.00%, 6/15/21(a)	6,000	6,017
5.50%, 3/1/24(a)	64,000	66,639
Community Health Systems, Inc.
5.13%, 8/1/21(b)	17,000	16,911
6.88%, 2/1/22	78,000	61,035
6.25%, 3/31/23	316,000	312,840
9.88%, 6/30/23(a)(c)	74,000	62,376
8.63%, 1/15/24(a)	34,000	35,105
Consolidated Communications, Inc.
6.50%, 10/1/22(b)	13,000	11,180
CoreCivic, Inc.
4.13%, 4/1/20	16,000	16,059
4.63%, 5/1/23	33,000	32,299
CPG Merger Sub LLC
8.00%, 10/1/21(a)	21,000	20,992
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	68,000	68,339
Crown Americas LLC
4.50%, 1/15/23	41,000	42,968
CSC Holdings LLC
5.38%, 7/15/23(a)	200,000	205,748
5.25%, 6/1/24	75,000	80,812
CSI Compressco L.P.
7.25%, 8/15/22	16,000	14,285
CVR Partners L.P.
9.25%, 6/15/23(a)	39,000	40,755
DaVita, Inc.
5.13%, 7/15/24	76,000	78,184
DCP Midstream Operating L.P.
5.35%, 3/15/20(a)	38,000	38,208
4.95%, 4/1/22	11,000	11,412
3.88%, 3/15/23	18,000	18,315
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(c)	28,000	25,856
Dell, Inc.
4.63%, 4/1/21	16,000	16,438
Denbury Resources, Inc.
9.00%, 5/15/21(a)	32,000	28,152
9.25%, 3/31/22(a)	33,000	27,400
7.75%, 2/15/24(a)	40,000	29,867
Diamond Offshore Drilling, Inc.
3.45%, 11/1/23	36,000	29,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)(b)	$63,000	$64,889
DISH DBS Corp.
5.13%, 5/1/20	61,000	61,410
6.75%, 6/1/21	89,000	93,974
5.88%, 7/15/22	90,000	94,274
5.00%, 3/15/23	92,000	92,919
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23(a)	11,000	11,555
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)	11,000	11,186
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	44,000	44,660
Edgewell Personal Care Co.
4.70%, 5/24/22	50,000	51,500
EIG Investors Corp.
10.88%, 2/1/24	24,000	23,650
Elanco Animal Health, Inc.
3.91%, 8/27/21	33,000	33,847
4.27%, 8/28/23	62,000	64,941
EMC Corp.
2.65%, 6/1/20	92,000	92,000
3.38%, 6/1/23	83,000	83,990
Encompass Health Corp.
5.13%, 3/15/23	13,000	13,314
Energen Corp.
4.63%, 9/1/21	70,000	71,821
Energy Transfer Operating L.P.
6.25%, 2/15/23, Series A, (6.25% fixed rate until 2/15/23; 3-month U.S. dollar London Interbank Offered Rate + 4.028% thereafter)(c)(d)	50,000	45,076
Energy Ventures Gom LLC
11.00%, 2/15/23(a)	16,000	15,567
EnerSys
5.00%, 4/30/23(a)	26,000	26,921
EnLink Midstream Partners L.P.
4.40%, 4/1/24	54,000	49,814
Enova International, Inc.
8.50%, 9/1/24(a)	25,000	23,323
Enterprise Development Authority (The)
12.00%, 7/15/24(a)	35,000	39,827
Enviva Partners L.P.
8.50%, 11/1/21	11,000	11,238
Exela Intermediate LLC
10.00%, 7/15/23(a)	41,000	14,760
Extraction Oil & Gas, Inc.
7.38%, 5/15/24(a)	17,000	7,742
Ferrellgas L.P.
6.50%, 5/1/21(b)	16,000	13,846
6.75%, 1/15/22	11,000	9,381
6.75%, 6/15/23(b)	11,000	9,410
Flexi-Van Leasing, Inc.
10.00%, 2/15/23(a)	16,000	15,320
Foresight Energy LLC
11.50%, 4/1/23(a)(e)	28,000	2,380
Forestar Group, Inc.
8.00%, 4/15/24(a)	17,000	18,410
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	42,000	43,680
Forum Energy Technologies, Inc.
6.25%, 10/1/21	11,000	8,832
Freeport-McMoRan, Inc.
3.55%, 3/1/22	97,000	97,727
3.88%, 3/15/23	125,000	127,862
Fresh Market, Inc. (The)
9.75%, 5/1/23(a)	35,000	19,950
Frontier Communications Corp.
8.75%, 4/15/22	33,000	15,438
10.50%, 9/15/22	92,000	43,614
7.13%, 1/15/23	12,000	5,535
FS Energy & Power Fund
7.50%, 8/15/23(a)	35,000	35,656
FTS International, Inc.
6.25%, 5/1/22	26,000	14,698
GameStop Corp.
6.75%, 3/15/21(a)(b)	16,000	16,000
Gates Global LLC
6.00%, 7/15/22(a)	41,000	41,010
Genesis Energy L.P.
6.75%, 8/1/22	46,000	45,051
6.00%, 5/15/23	16,000	14,998
Genworth Holdings, Inc.
7.70%, 6/15/20(b)	24,000	24,429
7.20%, 2/15/21(b)	24,000	24,670
7.63%, 9/24/21(b)	41,000	42,469
4.80%, 2/15/24(b)	21,000	19,687
GEO Group, Inc. (The)
5.13%, 4/1/23	16,000	14,200
Gogo Intermediate Holdings LLC
9.88%, 5/1/24(a)	71,000	74,812
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	34,000	34,340
Graphic Packaging International LLC
4.88%, 11/15/22	66,000	69,321
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	33,000	35,117
Griffon Corp.
5.25%, 3/1/22	67,000	67,734
Grinding Media, Inc.
7.38%, 12/15/23(a)	64,000	64,036
Group 1 Automotive, Inc.
5.00%, 6/1/22	16,000	16,240
Guitar Center, Inc.
9.50%, 10/15/21(a)	40,000	37,390
Gulfport Energy Corp.
6.00%, 10/15/24	25,000	17,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
Hanesbrands, Inc.
4.63%, 5/15/24(a)	$44,000	$46,420
Harland Clarke Holdings Corp.
9.25%, 3/1/21(a)(b)	38,000	35,355
8.38%, 8/15/22(a)	33,000	24,843
HCA Healthcare, Inc.
6.25%, 2/15/21	45,000	47,239
HCA, Inc.
7.50%, 2/15/22	84,000	93,239
5.88%, 5/1/23	104,000	114,919
Hecla Mining Co.
6.88%, 5/1/21	23,000	22,822
Hertz Corp. (The)
7.63%, 6/1/22(a)	13,000	13,552
6.25%, 10/15/22	18,000	18,247
5.50%, 10/15/24(a)(b)	50,000	50,875
HighPoint Operating Corp.
7.00%, 10/15/22(b)	11,000	10,068
Hillman Group, Inc. (The)
6.38%, 7/15/22(a)	13,000	11,997
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	75,000	76,531
Hughes Satellite Systems Corp.
7.63%, 6/15/21	49,000	52,663
Icahn Enterprises L.P.
5.88%, 2/1/22	66,000	66,543
6.75%, 2/1/24	47,000	49,017
Immucor, Inc.
11.13%, 2/15/22(a)	13,000	13,053
Informatica LLC
7.13%, 7/15/23(a)	41,000	41,768
Ingles Markets, Inc.
5.75%, 6/15/23	20,000	20,450
Ingram Micro, Inc.
5.00%, 8/10/22(b)	16,000	16,355
Iridium Communications, Inc.
10.25%, 4/15/23(a)	9,000	9,649
Iron Mountain, Inc.
4.38%, 6/1/21(a)(b)	37,000	37,314
iStar, Inc.
6.00%, 4/1/22	36,000	36,911
5.25%, 9/15/22	16,000	16,416
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	3,000	3,067
10.25%, 11/15/22(a)	11,000	11,691
Jaguar Holding Co. II
6.38%, 8/1/23(a)	90,000	93,374
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	35,000	37,082
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22(a)	51,000	43,325
KB Home
7.00%, 12/15/21	54,000	58,409
7.50%, 9/15/22	37,000	41,775
7.63%, 5/15/23	16,000	18,107
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23(a)(b)	40,000	39,117
Kennedy-Wilson, Inc.
5.88%, 4/1/24	66,000	67,950
KGA Escrow LLC
7.50%, 8/15/23(a)	12,000	12,575
L Brands, Inc.
5.63%, 2/15/22	31,000	32,589
5.63%, 10/15/23	15,000	15,994
Ladder Capital Finance Holdings LLLP
5.88%, 8/1/21(a)	12,000	12,256
5.25%, 3/15/22(a)	31,000	32,240
Lamar Media Corp.
5.00%, 5/1/23	33,000	33,660
5.38%, 1/15/24	45,000	46,125
Laredo Petroleum, Inc.
5.63%, 1/15/22	33,000	30,473
Lee Enterprises, Inc.
9.50%, 3/15/22(a)(b)	13,000	12,874
Lennar Corp.
6.63%, 5/1/20	33,000	33,673
8.38%, 1/15/21	20,000	21,358
4.75%, 4/1/21	11,000	11,286
6.25%, 12/15/21	25,000	26,416
4.13%, 1/15/22	38,000	39,045
4.75%, 11/15/22	33,000	34,838
4.88%, 12/15/23	43,000	46,082
4.50%, 4/30/24	30,000	31,895
Level 3 Financing, Inc.
5.63%, 2/1/23	50,000	50,312
5.13%, 5/1/23	33,000	33,330
5.38%, 1/15/24	45,000	45,862
Level 3 Parent LLC
5.75%, 12/1/22	22,000	22,000
Lexmark International, Inc.
7.13%, 3/15/20(b)	16,000	15,718
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	27,000	26,325
LKQ Corp.
4.75%, 5/15/23	39,000	39,731
Lonestar Resources America, Inc.
11.25%, 1/1/23(a)	16,000	11,280
Louisiana-Pacific Corp.
4.88%, 9/15/24	35,000	36,239
LSB Industries, Inc.
9.63%, 5/1/23(a)	42,000	43,802
LSC Communications, Inc.
8.75%, 10/15/23(a)	13,000	6,603
LTF Merger Sub, Inc.
8.50%, 6/15/23(a)	16,000	16,447
M/I Homes, Inc.
6.75%, 1/15/21	16,000	16,106
Mack-Cali Realty L.P.
3.15%, 5/15/23(b)	11,000	10,828
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)	37,000	25,556
4.75%, 4/15/23	40,000	15,312
Martin Midstream Partners L.P.
7.25%, 2/15/21	13,000	11,740
MasTec, Inc.
4.88%, 3/15/23	11,000	11,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
Mattel, Inc.
4.35%, 10/1/20(b)	$16,000	$16,326
3.15%, 3/15/23(b)	11,000	10,757
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24(a)(b)	89,000	91,224
McGraw-Hill Global Education Holdings LLC
7.88%, 5/15/24(a)	17,000	14,160
MDC Holdings, Inc.
5.50%, 1/15/24	40,000	43,717
MDC Partners, Inc.
6.50%, 5/1/24(a)	42,000	38,325
MEDNAX, Inc.
5.25%, 12/1/23(a)	60,000	61,499
Meritage Homes Corp.
7.00%, 4/1/22	40,000	43,712
Meritor, Inc.
6.25%, 2/15/24	54,000	55,777
MGIC Investment Corp.
5.75%, 8/15/23	28,000	31,022
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	54,000	59,535
MGM Resorts International
6.63%, 12/15/21	66,000	71,923
7.75%, 3/15/22	55,000	61,806
6.00%, 3/15/23	90,000	99,225
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	39,000	33,455
Molina Healthcare, Inc.
5.38%, 11/15/22	37,000	39,220
Montage Resources Corp.
8.88%, 7/15/23	40,000	32,700
Moog, Inc.
5.25%, 12/1/22(a)	33,000	33,495
MPT Operating Partnership L.P.
6.38%, 3/1/24	47,000	49,217
5.50%, 5/1/24	42,000	43,207
Nabors Industries, Inc.
5.00%, 9/15/20	5,000	4,986
4.63%, 9/15/21	28,000	26,663
5.50%, 1/15/23	18,000	15,885
5.10%, 9/15/23	11,000	8,827
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	61,000	65,422
Nationstar Mortgage LLC
6.50%, 7/1/21	14,000	14,097
Navient Corp.
8.00%, 3/25/20	23,000	23,363
5.00%, 10/26/20	37,000	37,798
5.88%, 3/25/21	39,000	40,422
6.63%, 7/26/21	28,000	29,743
7.25%, 1/25/22	56,000	60,900
6.50%, 6/15/22	40,000	43,481
5.50%, 1/25/23	39,000	41,194
7.25%, 9/25/23	23,000	25,587
6.13%, 3/25/24(b)	39,000	41,730
NCL Corp., Ltd.
4.75%, 12/15/21(a)	42,000	42,619
NCR Corp.
5.88%, 12/15/21	43,000	43,152
5.00%, 7/15/22	44,000	44,484
6.38%, 12/15/23(b)	38,000	39,012
Netflix, Inc.
5.38%, 2/1/21	38,000	39,385
5.75%, 3/1/24	83,000	92,095
New Home Co., Inc. (The)
7.25%, 4/1/22	33,000	31,443
Newmark Group, Inc.
6.13%, 11/15/23	17,000	18,698
NextEra Energy Operating Partners L.P.
4.25%, 9/15/24(a)	75,000	77,249
NGL Energy Partners L.P.
7.50%, 11/1/23	51,000	48,934
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)(b)	42,000	42,147
Nielsen Finance LLC
4.50%, 10/1/20	16,000	16,052
5.00%, 4/15/22(a)	126,000	127,102
Northwest Hardwoods, Inc.
7.50%, 8/1/21(a)	16,000	8,000
NortonLifeLock, Inc.
4.20%, 9/15/20	41,000	41,408
3.95%, 6/15/22(b)	42,000	42,715
NuStar Logistics L.P.
4.80%, 9/1/20	64,000	64,645
6.75%, 2/1/21	16,000	16,592
4.75%, 2/1/22(b)	10,000	10,178
Oasis Petroleum, Inc.
6.88%, 3/15/22	42,000	39,349
6.88%, 1/15/23(b)	33,000	30,360
Ocwen Loan Servicing LLC
8.38%, 11/15/22(a)	36,000	31,106
OI European Group B.V.
4.00%, 3/15/23(a)	16,000	16,007
Omnimax International, Inc.
12.00%, 8/15/20(a)	15,000	14,706
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	56,000	55,300
Outfront Media Capital LLC
5.63%, 2/15/24	44,000	45,253
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	16,000	16,600
5.88%, 8/15/23(a)(b)	40,000	42,450
Oxford Finance LLC
6.38%, 12/15/22(a)	16,000	16,563
Pacific Drilling S.A.
8.38%, 10/1/23(a)	35,000	28,262
Party City Holdings, Inc.
6.13%, 8/15/23(a)	39,000	29,949
Pattern Energy Group, Inc.
5.88%, 2/1/24(a)	24,000	24,790
PBF Holding Co. LLC
7.00%, 11/15/23	47,000	48,972
PBF Logistics L.P.
6.88%, 5/15/23	39,000	40,281
PDC Energy, Inc.
6.13%, 9/15/24	60,000	59,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
Peabody Energy Corp.
6.00%, 3/31/22(a)	$17,000	$16,617
Penske Automotive Group, Inc.
3.75%, 8/15/20	39,000	39,259
5.75%, 10/1/22	35,000	35,468
Performance Food Group, Inc.
5.50%, 6/1/24(a)	50,000	51,396
PetSmart, Inc.
7.13%, 3/15/23(a)	86,000	77,615
Pioneer Holdings LLC
9.00%, 11/1/22(a)	11,000	11,471
Pitney Bowes, Inc.
4.13%, 10/1/21	32,000	32,431
5.20%, 4/1/23	67,000	67,279
Plains All American Pipeline L.P.
6.13%, 11/15/22, Series B, (6.125% fixed rate until 11/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.11% thereafter)(c)(d)	40,000	36,223
Plantronics, Inc.
5.50%, 5/31/23(a)	16,000	15,089
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	61,000	50,767
PolyOne Corp.
5.25%, 3/15/23	16,000	17,240
Popular, Inc.
6.13%, 9/14/23	16,000	17,207
PQ Corp.
6.75%, 11/15/22(a)	42,000	43,522
Prestige Brands, Inc.
5.38%, 12/15/21(a)	39,000	39,136
6.38%, 3/1/24(a)(b)	36,000	37,575
Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	100,000	103,249
Pyxus International, Inc.
8.50%, 4/15/21(a)	13,000	12,648
QEP Resources, Inc.
6.88%, 3/1/21	13,000	13,222
5.38%, 10/1/22	16,000	15,685
5.25%, 5/1/23(b)	24,000	22,860
Quorum Health Corp.
11.63%, 4/15/23(b)	36,000	24,945
QVC, Inc.
5.13%, 7/2/22	65,000	68,380
4.38%, 3/15/23	37,000	38,331
4.85%, 4/1/24	33,000	35,006
Qwest Corp.
6.75%, 12/1/21	41,000	43,981
Radiate Holdco LLC
6.88%, 2/15/23(a)(b)	13,000	13,298
Range Resources Corp.
5.88%, 7/1/22	25,000	24,133
5.00%, 8/15/22(b)	17,000	16,150
5.00%, 3/15/23(b)	56,000	48,789
Realogy Group LLC
5.25%, 12/1/21(a)	24,000	24,234
4.88%, 6/1/23(a)	25,000	24,500
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(a)	33,000	35,083
Resolute Forest Products, Inc.
5.88%, 5/15/23(b)	39,000	39,406
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	16,000	12,916
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	143,428	143,779
5.13%, 7/15/23(a)	74,000	75,849
RHP Hotel Properties L.P.
5.00%, 4/15/23	29,000	29,737
Rite Aid Corp.
6.13%, 4/1/23(a)	69,000	57,270
Riverbed Technology, Inc.
8.88%, 3/1/23(a)	16,000	7,360
Rowan Cos., Inc.
4.88%, 6/1/22(b)	55,000	33,980
RR Donnelley & Sons Co.
6.00%, 4/1/24	12,000	12,415
Ruby Pipeline LLC
6.50%, 4/1/22(a)	24,985	25,871
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	18,000	18,495
5.25%, 11/15/23(a)	17,000	17,467
Sanchez Energy Corp.
7.25%, 2/15/23(a)(e)	16,000	10,452
SBA Communications Corp.
4.88%, 7/15/22	44,000	44,715
4.00%, 10/1/22	40,000	40,850
4.88%, 9/1/24	75,000	77,976
Scientific Games International, Inc.
6.63%, 5/15/21	16,000	16,266
10.00%, 12/1/22	38,000	39,045
Sealed Air Corp.
4.88%, 12/1/22(a)	57,000	60,153
5.25%, 4/1/23(a)	39,000	41,649
SemGroup Corp.
5.63%, 7/15/22	16,000	16,175
Senior Housing Properties Trust
4.75%, 5/1/24	38,000	39,346
Sensata Technologies B.V.
4.88%, 10/15/23(a)	18,000	19,125
SESI LLC
7.13%, 12/15/21	28,000	20,930
Shea Homes L.P.
5.88%, 4/1/23(a)	16,000	16,367
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	91,000	93,047
4.63%, 7/15/24(a)	100,000	105,000
SM Energy Co.
6.13%, 11/15/22	11,000	10,756
Solera LLC
10.50%, 3/1/24(a)	112,000	116,899
Sonic Automotive, Inc.
5.00%, 5/15/23	16,000	16,247
Sophia L.P.
9.00%, 9/30/23(a)	18,000	18,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
Sotera Health Holdings LLC
6.50%, 5/15/23(a)	$16,000	$16,528
Sotera Health Topco, Inc.
8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	16,000	15,968
Springleaf Finance Corp.
8.25%, 12/15/20	66,000	69,943
7.75%, 10/1/21	40,000	43,790
6.13%, 5/15/22	61,000	65,727
5.63%, 3/15/23	37,000	39,729
8.25%, 10/1/23	28,000	32,772
6.13%, 3/15/24	51,000	55,972
Sprint Communications, Inc.
7.00%, 3/1/20(a)	42,000	42,374
7.00%, 8/15/20(b)	61,000	62,556
11.50%, 11/15/21	42,000	48,604
6.00%, 11/15/22	99,000	104,445
Sprint Corp.
7.88%, 9/15/23	195,000	214,866
Standard Industries, Inc.
5.50%, 2/15/23(a)	25,000	25,625
Starwood Property Trust, Inc.
3.63%, 2/1/21	14,000	14,146
5.00%, 12/15/21	32,000	33,432
Suburban Propane Partners L.P.
5.50%, 6/1/24	30,000	30,750
Sunoco L.P.
4.88%, 1/15/23	24,000	24,610
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(b)(c)	16,000	16,515
5.90%, 2/7/29, (5.90% fixed rate until 2/7/24; 5-year U.S. dollar Swap Rate + 3.379% thereafter)(c)	39,000	41,731
T-Mobile USA, Inc.
4.00%, 4/15/22	145,000	149,711
6.00%, 4/15/24	66,000	68,447
Tapstone Energy LLC
9.75%, 6/1/22(a)(f)	16,000	4,160
Targa Resources Partners L.P.
5.25%, 5/1/23	30,000	30,337
4.25%, 11/15/23	39,000	39,438
Taylor Morrison Communities, Inc.
5.88%, 4/15/23(a)	11,000	11,830
5.63%, 3/1/24(a)	39,000	42,039
Teekay Offshore Partners L.P.
8.50%, 7/15/23(a)	33,000	33,096
TEGNA, Inc.
4.88%, 9/15/21(a)	14,000	14,017
6.38%, 10/15/23(b)	33,000	34,072
Tempur Sealy International, Inc.
5.63%, 10/15/23	13,000	13,428
Tenet Healthcare Corp.
8.13%, 4/1/22	132,000	144,540
6.75%, 6/15/23(b)	116,000	125,570
4.63%, 7/15/24	67,000	69,512
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	16,000	16,313
TIBCO Software, Inc.
11.38%, 12/1/21(a)(b)	42,000	43,391
Titan International, Inc.
6.50%, 11/30/23	59,000	48,994
TMX Finance LLC
11.13%, 4/1/23(a)(b)	15,000	13,544
Toll Brothers Finance Corp.
5.88%, 2/15/22	11,000	11,691
4.38%, 4/15/23	29,000	30,317
5.63%, 1/15/24(b)	14,000	15,371
Townsquare Media, Inc.
6.50%, 4/1/23(a)	11,000	11,087
TransDigm, Inc.
6.50%, 7/15/24	76,000	78,564
Transocean Guardian Ltd.
5.88%, 1/15/24(a)	29,370	29,663
Transocean Sentry Ltd.
5.38%, 5/15/23(a)	27,000	27,067
Transocean, Inc.
9.00%, 7/15/23(a)	127,000	129,896
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)(b)	59,000	61,654
TRI Pointe Group, Inc.
4.88%, 7/1/21	16,000	16,406
5.88%, 6/15/24	59,000	63,744
Triumph Group, Inc.
5.25%, 6/1/22	38,000	38,107
Truck Hero, Inc.
8.50%, 4/21/24(a)	12,000	11,975
Unit Corp.
6.63%, 5/15/21	38,000	19,655
United Airlines Holdings, Inc.
6.00%, 12/1/20	27,000	27,929
4.25%, 10/1/22	32,000	33,040
5.00%, 2/1/24(b)	40,000	42,500
Uniti Group L.P.
6.00%, 4/15/23(a)	55,000	51,975
8.25%, 10/15/23	46,000	39,330
Univision Communications, Inc.
5.13%, 5/15/23(a)	66,000	65,257
Urban One, Inc.
7.38%, 4/15/22(a)	11,000	10,777
VeriSign, Inc.
4.63%, 5/1/23	41,000	41,768
Veritas US, Inc.
10.50%, 2/1/24(a)(b)	200,000	184,583
Vertiv Intermediate Holding Corp.
12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	11,000	10,426
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	36,000	37,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
VICI Properties 1 LLC
8.00%, 10/15/23	$26,000	$28,351
Vine Oil & Gas L.P.
8.75%, 4/15/23(a)	13,000	5,372
9.75%, 4/15/23(a)	14,000	5,915
Vista Outdoor, Inc.
5.88%, 10/1/23	20,000	19,108
Vistra Energy Corp.
5.88%, 6/1/23	13,000	13,295
Voyager Aviation Holdings LLC
8.50%, 8/15/21(a)	21,000	21,691
W&T Offshore, Inc.
9.75%, 11/1/23(a)	25,000	23,062
Washington Prime Group L.P.
6.45%, 8/15/24(b)	50,000	48,000
Watco Cos. LLC
6.38%, 4/1/23(a)	41,000	41,786
WESCO Distribution, Inc.
5.38%, 12/15/21	41,000	41,195
WEX, Inc.
4.75%, 2/1/23(a)	16,000	16,207
Whiting Petroleum Corp.
5.75%, 3/15/21(b)	79,000	72,463
William Lyon Homes, Inc.
6.00%, 9/1/23	39,000	40,771
Williams Scotsman International, Inc.
6.88%, 8/15/23(a)	11,000	11,589
WMG Acquisition Corp.
5.00%, 8/1/23(a)	16,000	16,407
WPX Energy, Inc.
8.25%, 8/1/23	83,000	93,434
5.25%, 9/15/24	15,000	15,367
WR Grace & Co-Conn
5.13%, 10/1/21(a)	39,000	40,550
Wyndham Destinations, Inc.
4.25%, 3/1/22	81,000	83,309
3.90%, 3/1/23	35,000	35,591
Wynn Las Vegas LLC
4.25%, 5/30/23(a)(b)	33,000	34,485
Xerox Corp.
5.63%, 12/15/19	27,000	27,013
4.50%, 5/15/21	99,000	101,698
4.13%, 3/15/23	115,000	119,024
XPO Logistics, Inc.
6.50%, 6/15/22(a)	49,000	50,267
6.13%, 9/1/23(a)	23,000	23,805
Yum! Brands, Inc.
3.88%, 11/1/20(b)	16,000	16,206
3.75%, 11/1/21	33,000	33,756
3.88%, 11/1/23	42,000	43,487
Zayo Group LLC
6.00%, 4/1/23	91,000	93,504

TOTAL U.S. CORPORATE BONDS (Cost: $20,295,998)		20,120,257

FOREIGN CORPORATE BONDS - 10.4%

Australia - 0.6%
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	51,000	52,402
5.13%, 3/15/23(a)	33,000	34,567
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(a)	52,000	53,846

Total Australia		140,815

Canada - 5.3%
1011778 BC ULC
4.25%, 5/15/24(a)	76,000	77,900
Air Canada
7.75%, 4/15/21(a)	16,000	17,086
Athabasca Oil Corp.
9.88%, 2/24/22(a)(b)	38,000	33,452
Baytex Energy Corp.
5.13%, 6/1/21(a)	11,000	10,908
5.63%, 6/1/24(a)	25,000	22,372
Bombardier, Inc.
8.75%, 12/1/21(a)	51,000	55,322
5.75%, 3/15/22(a)	23,000	23,517
6.00%, 10/15/22(a)	72,000	72,360
6.13%, 1/15/23(a)	68,000	69,115
Brookfield Residential Properties, Inc.
6.13%, 7/1/22(a)	53,000	53,927
Cascades, Inc.
5.50%, 7/15/22(a)	18,000	18,283
Cooke Omega Investments, Inc.
8.50%, 12/15/22(a)	16,000	15,965
Ensign Drilling, Inc.
9.25%, 4/15/24(a)	55,000	48,468
Fairstone Financial, Inc.
7.88%, 7/15/24(a)	25,000	27,010
GFL Environmental, Inc.
5.63%, 5/1/22(a)	33,000	33,340
5.38%, 3/1/23(a)	11,000	11,083
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	27,000	27,754
Kissner Holdings L.P.
8.38%, 12/1/22(a)	13,000	13,585
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23(a)	40,000	35,917
MEG Energy Corp.
6.38%, 1/30/23(a)(b)	34,000	33,405
7.00%, 3/31/24(a)(b)	51,000	50,139
Mountain Province Diamonds, Inc.
8.00%, 12/15/22(a)	28,000	26,985
New Gold, Inc.
6.25%, 11/15/22(a)	13,000	12,967
Norbord, Inc.
6.25%, 4/15/23(a)	15,000	16,037
NOVA Chemicals Corp.
5.25%, 8/1/23(a)	40,000	40,400
4.88%, 6/1/24(a)	28,000	28,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

Investments	Principal Amount	Value
Open Text Corp.
5.63%, 1/15/23(a)	$75,000	$76,499
Quebecor Media, Inc.
5.75%, 1/15/23	86,000	93,238
Reliance Intermediate Holdings L.P.
6.50%, 4/1/23(a)	11,000	11,362
Seven Generations Energy Ltd.
6.75%, 5/1/23(a)	50,000	51,583
6.88%, 6/30/23(a)	13,000	13,363
Taseko Mines Ltd.
8.75%, 6/15/22(a)	21,000	18,382
Teine Energy Ltd.
6.88%, 9/30/22(a)	27,000	27,076
Tervita Corp.
7.63%, 12/1/21(a)	11,000	11,024
Videotron Ltd.
5.00%, 7/15/22	33,000	34,774
WestJet Airlines Ltd.
3.50%, 6/16/21(a)	54,000	54,580
Xplornet Communications, Inc.
9.63%, 6/1/22(a)	12,348	12,352

Total Canada		1,279,810

Cayman Islands - 0.4%
Global Aircraft Leasing Co., Ltd.
6.50%, 9/15/24, Toggle PIK (6.50% Cash or 7.25% PIK)(a)	100,000	102,530

Finland - 0.2%
Nokia Oyj
3.38%, 6/12/22	41,000	41,562

Germany - 0.2%
Mercer International, Inc.
6.50%, 2/1/24	35,000	36,415

Luxembourg - 1.5%
Intelsat Connect Finance S.A.
9.50%, 2/15/23(a)(b)	105,000	61,687
Intelsat Jackson Holdings S.A.
9.50%, 9/30/22(a)	26,000	29,128
5.50%, 8/1/23	89,000	70,951
8.00%, 2/15/24(a)	59,000	60,327
8.50%, 10/15/24(a)	125,000	103,125
Intelsat Luxembourg S.A.
8.13%, 6/1/23	83,000	37,972

Total Luxembourg		363,190

New Zealand - 0.1%
Trilogy International Partners LLC
8.88%, 5/1/22(a)	37,000	35,254

Spain - 0.9%
Cirsa Finance International SARL
7.88%, 12/20/23(a)	200,000	212,194

Sweden - 0.3%
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	74,000	76,867

United Kingdom - 0.9%
Avon International Operations, Inc.
7.88%, 8/15/22(a)	23,000	24,006
Avon Products, Inc.
7.00%, 3/15/23(b)	29,000	31,257
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)(b)	150,000	151,123

Total United Kingdom		206,386

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,582,553)		2,495,023

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.1%

United States - 10.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.63%(g) (Cost: $2,437,165)(h)	2,437,165	2,437,165

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $25,315,716)		25,052,445
Other Assets less Liabilities - (4.1)%		(983,036)

NET ASSETS - 100.0%		$24,069,409

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2019 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Security in default on interest payments.
(f)	Subsequent to the fiscal period ended November 30, 2019, the security defaulted on interest payments.
(g)	Rate shown represents annualized 7-day yield as of November 30, 2019.
(h)

At November 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,312,794. The Fund also had securities on loan having a total market value of $97,078 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,503,635. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $66,470.

PIK	-	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	11	3/31/20	$(2,371,445)	$1
5 Year U.S. Treasury Note	49	3/31/20	(5,829,469)	390
U.S. Treasury Ultra Long Term Bond	12	3/20/20	(2,252,625)	(7,105)
Ultra 10 Year U.S. Treasury Note	108	3/20/20	(15,359,625)	16,878

			$(25,813,164)	$10,164

†	As of November 30, 2019, deposits at broker for futures contracts of $486,043 included cash collateral of $499,504 and previously settled variation margin losses on open futures contracts of $13,461.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 29.0%

Federal Home Loan Bank - 0.1%
5.50%, 7/15/36	$20,000	$28,861

Federal Home Loan Mortgage Corporation - 7.6%
4.00%, 3/1/24	26,515	27,662
3.00%, 8/1/29	36,347	37,682
2.50%, 9/1/29	27,977	28,321
6.75%, 9/15/29, Series GDIF	13,000	18,482
2.50%, 2/1/30	25,273	25,584
2.50%, 4/1/30	18,942	19,246
3.00%, 6/1/30	19,325	19,893
3.00%, 12/1/30	35,886	36,941
2.50%, 11/1/31	32,976	33,382
3.00%, 1/1/33	18,897	19,419
3.50%, 9/1/33	23,264	24,155
5.00%, 9/1/35	75,019	82,950
3.00%, 9/1/36	17,622	18,106
3.50%, 4/1/37	22,657	23,586
5.50%, 12/1/38	20,881	23,478
4.00%, 2/1/41	155,361	166,423
4.50%, 5/1/41	74,094	80,753
3.00%, 4/1/43	79,862	82,258
3.50%, 7/1/43	38,651	40,678
3.00%, 8/1/43	35,613	36,675
4.00%, 12/1/43	28,356	30,143
3.50%, 1/1/44	71,001	74,524
4.50%, 4/1/44	26,478	28,449
3.50%, 9/1/45	46,157	48,109
3.50%, 12/1/45	47,525	49,594
3.50%, 5/1/46	29,647	30,896
3.50%, 8/1/46	34,115	36,066
4.00%, 9/1/46	29,879	31,497
3.00%, 10/1/46	52,850	54,171
3.00%, 11/1/46	40,455	41,469
3.00%, 3/1/47	40,303	41,251
4.50%, 3/1/47	15,943	16,872
4.50%, 8/1/47	15,534	16,410
3.50%, 9/1/47	78,037	81,000
4.00%, 1/1/48	38,301	40,266
4.00%, 9/1/48	93,512	97,267

Total Federal Home Loan Mortgage Corporation		1,563,658

Federal National Mortgage Association - 13.2%
2.63%, 9/6/24	43,000	44,882
2.13%, 4/24/26	54,000	55,141
4.00%, 7/1/26	8,506	8,875
3.50%, 12/1/26	12,001	12,438
3.50%, 1/1/27	16,819	17,429
3.00%, 11/1/28	16,396	16,918
2.50%, 4/1/30	24,952	25,247
2.50%, 5/1/31	40,734	41,214
2.50%, 9/1/31	28,949	29,352
4.00%, 11/1/31	28,745	30,559
2.50%, 12/1/31	41,086	41,641
3.00%, 6/1/32	20,962	21,645
3.00%, 12/1/32	22,108	22,705
2.50%, 1/1/33	23,617	23,895
6.00%, 4/1/33	30,866	35,461
2.50%, 7/1/34	23,810	24,033
4.00%, 8/1/34	9,689	10,271
6.00%, 8/1/34	21,431	24,625
4.00%, 10/1/35	40,010	42,535
3.50%, 1/1/36	23,148	24,098
3.00%, 11/1/36	35,711	36,827
3.00%, 3/1/38	34,253	35,172
4.50%, 11/1/39	34,995	37,923
4.50%, 2/1/41	30,610	33,191
4.00%, 2/1/42	37,743	40,766
3.50%, 6/1/42	94,579	99,770
3.00%, 1/1/43	49,496	50,952
3.00%, 4/1/43	57,865	59,567
4.00%, 6/1/43	11,615	12,433
3.50%, 7/1/43	110,288	117,596
3.00%, 9/1/43	102,454	105,465
4.00%, 9/1/43	21,392	22,845
4.00%, 11/1/43	23,914	25,416
4.50%, 5/1/44	18,740	20,117
5.00%, 6/1/44	54,027	59,429
4.00%, 9/1/44	23,267	24,607
4.00%, 10/1/44	26,894	28,443
4.00%, 1/1/45	46,325	48,998
3.50%, 3/1/46	52,824	55,008
3.50%, 4/1/46	27,706	28,865
3.50%, 5/1/46	30,874	32,155
3.00%, 9/1/46	37,141	38,004
3.00%, 10/1/46	113,520	116,298
4.00%, 10/1/46	33,465	35,261
2.50%, 11/1/46	20,665	20,596
3.00%, 11/1/46	38,106	39,039
3.50%, 11/1/46	73,692	76,814
4.00%, 2/1/47	89,491	95,217
4.00%, 3/1/47	41,075	43,149
4.00%, 4/1/47	56,833	59,668
3.50%, 9/1/47	19,841	20,569
3.50%, 10/1/47	32,251	33,421
3.50%, 11/1/47	25,286	26,190
4.50%, 11/1/47	16,444	17,344
3.50%, 12/1/47	192,152	199,161
5.00%, 8/1/48	41,609	44,452
4.50%, 12/1/48	72,392	76,093
3.00%, 7/1/49	144,438	146,715
3.00%, 9/1/49	99,075	100,718

Total Federal National Mortgage Association		2,717,218

Government National Mortgage Association - 7.4%
3.00%, 5/20/42	66,148	68,600
3.50%, 6/20/42	80,256	84,987
3.00%, 12/20/42	73,325	76,043
3.50%, 3/20/43	57,839	60,719
3.50%, 4/20/43	60,383	63,943
4.50%, 6/20/43	31,588	34,119
3.00%, 4/20/44	21,609	22,403
5.00%, 8/20/44	35,595	39,296
4.00%, 12/20/44	60,760	64,589
4.50%, 12/20/44	50,508	54,113
3.50%, 7/20/45	32,680	34,184
3.50%, 9/20/45	30,540	31,945
3.00%, 12/20/45	53,583	55,401
4.00%, 12/20/45	24,254	25,754
3.00%, 4/20/46	19,461	20,148
3.00%, 5/20/46	17,870	18,460
4.00%, 8/20/46	15,748	16,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
4.00%, 12/20/46	$17,255	$18,114
4.00%, 1/20/47	26,443	27,667
3.50%, 2/20/47	80,435	83,839
3.00%, 6/20/47	96,214	99,332
3.50%, 8/20/47	56,534	58,731
4.00%, 1/20/48	51,782	53,897
4.00%, 6/20/48	71,500	74,548
5.00%, 6/20/48	28,491	30,292
4.50%, 7/20/48	62,755	66,109
3.50%, 8/20/48	128,350	132,816
4.00%, 5/20/49	73,109	76,012
3.50%, 12/1/49(a)	25,000	25,927

Total Government National Mortgage Association		1,518,522

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	15,000	21,003

Uniform Mortgage-Backed Securities - 0.6%
3.50%, 12/1/34(a)	25,000	25,906
2.50%, 12/1/49(a)	50,000	49,477
3.00%, 12/1/49(a)	50,000	50,670

Total Uniform Mortgage-Backed Securities		126,053

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $5,814,873)		5,975,315

U.S. GOVERNMENT OBLIGATIONS - 33.7%

U.S. Treasury Bonds - 9.3%
6.88%, 8/15/25	54,000	69,254
6.75%, 8/15/26	48,000	63,294
6.50%, 11/15/26	50,000	65,692
5.25%, 11/15/28	44,000	56,690
5.25%, 2/15/29	13,000	16,849
1.63%, 8/15/29	25,000	24,634
6.13%, 8/15/29	50,000	69,420
6.25%, 5/15/30	27,000	38,496
5.38%, 2/15/31	71,400	97,263
4.63%, 2/15/40	100,000	141,848
4.38%, 5/15/40	75,000	103,368
4.75%, 2/15/41	19,000	27,534
4.38%, 5/15/41	12,000	16,620
3.13%, 2/15/43	13,000	15,222
3.63%, 8/15/43	41,800	52,916
3.75%, 11/15/43	13,000	16,787
3.63%, 2/15/44	54,000	68,553
3.13%, 8/15/44	43,000	50,598
2.50%, 2/15/45	69,000	72,934
3.00%, 5/15/45	38,000	43,936
2.88%, 8/15/45	63,000	71,301
3.00%, 11/15/45	71,000	82,282
2.50%, 2/15/46	88,000	93,096
2.50%, 5/15/46	93,000	98,422
2.25%, 8/15/46	12,000	12,093
2.75%, 8/15/47	37,000	41,163
2.75%, 11/15/47	27,000	30,058
3.13%, 5/15/48	58,000	69,305
3.00%, 8/15/48	59,000	68,957
3.38%, 11/15/48	85,000	106,383
3.00%, 2/15/49	20,000	23,422
2.25%, 8/15/49	100,000	100,982

Total U.S. Treasury Bonds		1,909,372

U.S. Treasury Notes - 24.4%
1.25%, 3/31/21	108,000	107,386
2.13%, 8/15/21	125,700	126,697
1.25%, 10/31/21	112,000	111,178
2.00%, 11/15/21	83,000	83,613
1.75%, 11/30/21	139,000	139,345
2.00%, 12/31/21	112,000	112,857
1.88%, 1/31/22	56,000	56,301
1.88%, 3/31/22	75,000	75,454
1.88%, 4/30/22	112,000	112,700
1.75%, 5/15/22	69,000	69,259
1.75%, 5/31/22	112,000	112,413
1.88%, 10/31/22	69,000	69,538
2.00%, 10/31/22	75,000	75,851
1.63%, 11/15/22	113,000	113,079
2.00%, 11/30/22	125,000	126,445
2.13%, 12/31/22	88,000	89,394
1.50%, 2/28/23	27,000	26,914
1.50%, 3/31/23	83,000	82,734
1.75%, 5/15/23	83,000	83,396
1.38%, 6/30/23	43,000	42,664
2.50%, 8/15/23	56,000	57,785
1.38%, 8/31/23	25,000	24,790
1.38%, 9/30/23	194,000	192,280
1.63%, 10/31/23	266,000	266,177
2.75%, 11/15/23	43,000	44,852
2.13%, 11/30/23	139,000	141,728
2.13%, 2/29/24	154,000	157,131
2.13%, 3/31/24	56,000	57,160
2.50%, 5/15/24	13,000	13,486
2.00%, 5/31/24	56,000	56,919
2.00%, 6/30/24	56,000	56,909
2.38%, 8/15/24	58,000	59,945
1.88%, 8/31/24	56,000	56,629
1.50%, 9/30/24	50,000	49,698
2.13%, 9/30/24	83,000	84,882
1.50%, 10/31/24	100,000	99,389
2.25%, 10/31/24	27,000	27,786
2.25%, 11/15/24	146,000	150,240
2.13%, 11/30/24	50,000	51,161
2.50%, 1/31/25	100,000	104,184
2.00%, 2/15/25	239,000	243,131
2.13%, 5/15/25	56,000	57,325
2.00%, 8/15/25	56,000	56,971
2.25%, 11/15/25	104,000	107,250
1.50%, 8/15/26	69,000	68,027
2.00%, 11/15/26	75,000	76,370
2.25%, 2/15/27	56,000	57,990
2.38%, 5/15/27	79,000	82,575
2.25%, 8/15/27	56,000	58,075
2.25%, 11/15/27	56,000	58,116
2.75%, 2/15/28	19,000	20,456
2.88%, 5/15/28	167,000	181,697
2.88%, 8/15/28	113,000	123,128
2.63%, 2/15/29	100,000	107,211
2.38%, 5/15/29	100,000	105,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
2.88%, 5/15/49	$42,000	$48,092

Total U.S. Treasury Notes		5,021,892

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $6,673,597)		6,931,264

U.S. CORPORATE BONDS - 22.8%

United States - 22.8%
3M Co.
2.88%, 10/15/27	24,000	25,017
Abbott Laboratories
3.88%, 9/15/25	12,000	13,085
4.75%, 11/30/36	15,000	18,701
AbbVie, Inc.
3.60%, 5/14/25	12,000	12,594
4.88%, 11/14/48	20,000	22,900
AEP Texas, Inc.
3.80%, 10/1/47	27,000	29,336
Air Lease Corp.
3.63%, 4/1/27	12,000	12,446
Allergan Funding SCS
3.80%, 3/15/25	5,000	5,251
4.85%, 6/15/44	4,000	4,446
Allstate Corp. (The)
4.20%, 12/15/46	15,000	17,688
Altria Group, Inc.
2.85%, 8/9/22	16,000	16,236
Amazon.com, Inc.
2.50%, 11/29/22	12,000	12,224
4.05%, 8/22/47	7,000	8,377
American Express Co.
2.50%, 8/1/22	5,000	5,056
American Express Credit Corp.
2.70%, 3/3/22(b)	12,000	12,194
American International Group, Inc.
4.88%, 6/1/22	16,000	17,129
3.75%, 7/10/25	12,000	12,772
4.50%, 7/16/44	15,000	17,155
American Tower Corp.
3.55%, 7/15/27(b)	24,000	25,167
American Water Capital Corp.
3.40%, 3/1/25	25,000	26,254
4.00%, 12/1/46	13,000	14,363
Amgen, Inc.
4.66%, 6/15/51	25,000	29,597
Anthem, Inc.
3.50%, 8/15/24	4,000	4,190
5.85%, 1/15/36	12,000	14,916
Apache Corp.
4.25%, 1/15/44(b)	4,000	3,514
Apple, Inc.
3.45%, 5/6/24	24,000	25,501
4.65%, 2/23/46	12,000	15,132
AT&T, Inc.
3.00%, 2/15/22	7,000	7,143
3.00%, 6/30/22	5,000	5,102
4.30%, 2/15/30	12,000	13,203
4.50%, 5/15/35(b)	5,000	5,548
6.25%, 3/29/41	8,000	10,349
4.80%, 6/15/44	5,000	5,657
4.35%, 6/15/45	12,000	12,830
5.45%, 3/1/47	27,000	33,051
5.70%, 3/1/57(b)	16,000	20,357
Bank of America Corp.
5.70%, 1/24/22	7,000	7,548
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	21,000	21,458
3.88%, 8/1/25	4,000	4,303
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)	26,000	26,812
4.45%, 3/3/26	15,000	16,480
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(c)	12,000	12,810
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(c)	5,000	5,308
4.88%, 4/1/44	12,000	15,253
BB&T Corp.
2.05%, 5/10/21	31,000	31,033
2.85%, 10/26/24	12,000	12,314
Berkshire Hathaway, Inc.
2.75%, 3/15/23	7,000	7,193
3.13%, 3/15/26	26,000	27,414
Biogen, Inc.
5.20%, 9/15/45	15,000	18,334
Boeing Co. (The)
5.88%, 2/15/40	4,000	5,424
BorgWarner, Inc.
4.38%, 3/15/45	4,000	4,215
Boston Properties L.P.
3.85%, 2/1/23	25,000	26,245
BP Capital Markets America, Inc.
3.12%, 5/4/26	23,000	23,982
Bristol-Myers Squibb Co.
3.88%, 8/15/25(d)	5,000	5,401
4.55%, 2/20/48(d)	12,000	14,735
Broadcom Corp.
3.00%, 1/15/22	26,000	26,304
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	16,000	19,379
Capital One Financial Corp.
3.75%, 3/9/27	19,000	20,136
Cardinal Health, Inc.
3.41%, 6/15/27(b)	12,000	12,312
Caterpillar Financial Services Corp.
1.70%, 8/9/21	6,000	5,976
Caterpillar, Inc.
3.80%, 8/15/42(b)	4,000	4,532
CBS Corp.
7.88%, 7/30/30	19,000	26,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
Charter Communications Operating LLC
4.46%, 7/23/22	$12,000	$12,594
6.38%, 10/23/35(b)	26,000	32,484
6.48%, 10/23/45	12,000	14,897
Chevron Corp.
2.50%, 3/3/22	43,000	43,638
Cigna Corp.
3.25%, 4/15/25(d)	27,000	27,828
4.80%, 7/15/46(d)	16,000	18,456
Citigroup, Inc.
4.40%, 6/10/25	33,000	35,675
4.45%, 9/29/27	19,000	20,929
5.30%, 5/6/44	12,000	15,232
Clorox Co. (The)
3.10%, 10/1/27	43,000	44,958
CME Group, Inc.
3.00%, 9/15/22	27,000	27,781
Coca-Cola Co. (The)
3.20%, 11/1/23	12,000	12,646
Comcast Corp.
3.15%, 3/1/26	4,000	4,201
2.35%, 1/15/27(b)	7,000	7,004
7.05%, 3/15/33	6,000	8,640
3.90%, 3/1/38	12,000	13,336
4.05%, 11/1/52	12,000	13,582
Concho Resources, Inc.
3.75%, 10/1/27	16,000	16,579
ConocoPhillips
6.50%, 2/1/39	16,000	23,301
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/54	12,000	14,515
Costco Wholesale Corp.
2.30%, 5/18/22(b)	24,000	24,301
3.00%, 5/18/27	15,000	15,896
Crown Castle International Corp.
4.88%, 4/15/22	12,000	12,731
CSX Corp.
3.25%, 6/1/27	19,000	20,077
4.50%, 8/1/54	7,000	8,186
CVS Health Corp.
3.38%, 8/12/24	28,000	29,238
5.05%, 3/25/48(b)	14,000	16,590
Dell International LLC
6.02%, 6/15/26(d)	26,000	29,733
Discovery Communications LLC
3.80%, 3/13/24	24,000	25,181
Dominion Energy, Inc.
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(c)	12,000	12,961
Dow Chemical Co. (The)
4.38%, 11/15/42	7,000	7,379
Duke Energy Corp.
3.75%, 4/15/24	24,000	25,444
3.15%, 8/15/27(b)	26,000	27,026
Duke Energy Florida LLC
6.40%, 6/15/38	14,500	21,325
Duke Energy Indiana LLC
6.45%, 4/1/39	12,000	17,483
DuPont de Nemours, Inc.
5.42%, 11/15/48	15,000	18,708
DXC Technology Co.
4.75%, 4/15/27(b)	7,000	7,378
Eaton Corp.
2.75%, 11/2/22	24,000	24,487
eBay, Inc.
3.80%, 3/9/22(b)	24,000	24,843
Ecolab, Inc.
5.50%, 12/8/41	4,000	5,271
Eli Lilly & Co.
2.35%, 5/15/22(b)	4,000	4,049
Energy Transfer Partners L.P.
4.50%, 11/1/23	16,000	16,839
Enterprise Products Operating LLC
3.35%, 3/15/23	16,000	16,533
4.45%, 2/15/43	12,000	12,982
Exelon Corp.
4.45%, 4/15/46	38,000	42,946
Exelon Generation Co. LLC
6.25%, 10/1/39	6,000	7,488
Exxon Mobil Corp.
2.44%, 8/16/29	20,000	20,120
FedEx Corp.
4.10%, 4/15/43	15,000	14,906
4.55%, 4/1/46	7,000	7,344
Fidelity National Information Services, Inc.
5.00%, 10/15/25	12,000	13,712
Fiserv, Inc.
3.85%, 6/1/25	15,000	15,981
Florida Power & Light Co.
5.96%, 4/1/39	12,000	16,927
Ford Motor Co.
4.75%, 1/15/43	6,000	5,243
General Electric Co.
3.10%, 1/9/23	12,000	12,287
General Motors Co.
5.15%, 4/1/38(b)	15,000	15,367
General Motors Financial Co., Inc.
3.45%, 1/14/22	26,000	26,515
4.30%, 7/13/25	14,000	14,756
George Washington University (The)
4.13%, 9/15/48, Series 2018	12,000	14,151
Gilead Sciences, Inc.
4.50%, 4/1/21	7,000	7,195
3.65%, 3/1/26	12,000	12,909
5.65%, 12/1/41	16,000	21,099
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	5,000	5,022
3.00%, 4/26/22	12,000	12,141
4.00%, 3/3/24	5,000	5,320
3.50%, 1/23/25(b)	5,000	5,228
4.25%, 10/21/25	15,000	16,209
3.50%, 11/16/26	31,000	32,376
3.85%, 1/26/27	5,000	5,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)(c)	$24,000	$26,455
6.13%, 2/15/33(b)	2,000	2,685
6.45%, 5/1/36	15,000	19,791
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)	5,000	5,431
Halliburton Co.
4.75%, 8/1/43	15,000	16,232
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	15,000	18,033
Home Depot, Inc. (The)
2.63%, 6/1/22(b)	24,000	24,463
5.88%, 12/16/36	15,000	20,782
3.90%, 6/15/47	4,000	4,569
Honeywell International, Inc.
4.25%, 3/1/21	12,000	12,362
Humana, Inc.
4.95%, 10/1/44	12,000	14,074
Intel Corp.
3.15%, 5/11/27	15,000	15,905
Intercontinental Exchange, Inc.
2.75%, 12/1/20	12,000	12,102
International Lease Finance Corp.
8.25%, 12/15/20	15,000	15,927
5.88%, 8/15/22	15,000	16,373
International Paper Co.
3.00%, 2/15/27(b)	12,000	12,267
4.35%, 8/15/48(b)	15,000	15,936
Invesco Finance PLC
5.38%, 11/30/43(b)	4,000	4,915
Johnson & Johnson
3.38%, 12/5/23(b)	7,000	7,435
Johnson Controls International PLC
3.63%, 7/2/24(b)(c)	12,000	12,567
6.00%, 1/15/36	13,000	16,240
JPMorgan Chase & Co.
2.30%, 8/15/21	18,000	18,047
4.50%, 1/24/22	19,000	19,942
3.25%, 9/23/22	7,000	7,234
3.88%, 9/10/24	12,000	12,762
3.90%, 7/15/25	26,000	27,942
3.30%, 4/1/26	7,000	7,358
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.36% thereafter)(c)	5,000	5,510
5.63%, 8/16/43	12,000	16,119
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.46% thereafter)(c)	12,000	13,743
Kellogg Co.
4.00%, 12/15/20	3,000	3,059
KeyCorp
5.10%, 3/24/21	75,000	77,958
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	13,000	14,914
Kinder Morgan, Inc.
3.15%, 1/15/23	18,000	18,396
Kraft Heinz Foods Co.
3.50%, 6/6/22(b)	20,000	20,681
4.38%, 6/1/46(b)	15,000	14,635
Kroger Co. (The)
2.65%, 10/15/26(b)	15,000	15,041
4.45%, 2/1/47(b)	4,000	4,283
Laboratory Corp. of America Holdings
3.20%, 2/1/22	12,000	12,265
Lockheed Martin Corp.
4.09%, 9/15/52	6,000	7,070
Lowe’s Cos., Inc.
4.05%, 5/3/47	4,000	4,306
LYB International Finance B.V.
4.88%, 3/15/44(b)	4,000	4,464
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23(b)	5,000	4,942
Magellan Midstream Partners L.P.
4.20%, 10/3/47	4,000	4,212
Marathon Oil Corp.
6.60%, 10/1/37	6,000	7,410
Marathon Petroleum Corp.
5.13%, 3/1/21	16,000	16,592
4.75%, 9/15/44	4,000	4,368
Marsh & McLennan Cos., Inc.
2.75%, 1/30/22(b)	26,000	26,408
Medtronic, Inc.
4.38%, 3/15/35(b)	26,000	31,193
Merck & Co., Inc.
2.75%, 2/10/25	7,000	7,225
MetLife, Inc.
4.60%, 5/13/46(b)	19,000	23,219
Microsoft Corp.
2.00%, 8/8/23	4,000	4,024
3.50%, 2/12/35	16,000	17,758
4.00%, 2/12/55	15,000	17,848
4.50%, 2/6/57	24,000	31,141
MidAmerican Energy Co.
3.10%, 5/1/27	19,000	20,061
Molson Coors Brewing Co.
2.10%, 7/15/21	15,000	14,990
Morgan Stanley
5.50%, 7/28/21	12,000	12,677
7.25%, 4/1/32	13,000	18,539
4.38%, 1/22/47(b)	25,000	30,487
Mosaic Co. (The)
4.88%, 11/15/41	4,000	4,187
NIKE, Inc.
2.38%, 11/1/26	12,000	12,274
NiSource, Inc.
4.80%, 2/15/44	13,000	15,310
Noble Energy, Inc.
5.05%, 11/15/44	4,000	4,263
Norfolk Southern Corp.
3.15%, 6/1/27	12,000	12,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
Northrop Grumman Corp.
2.55%, 10/15/22	$16,000	$16,231
3.25%, 8/1/23	27,000	28,104
3.25%, 1/15/28	15,000	15,656
NVIDIA Corp.
2.20%, 9/16/21	7,000	7,024
Occidental Petroleum Corp.
3.40%, 4/15/26	27,000	27,486
4.63%, 6/15/45	7,000	7,117
Oncor Electric Delivery Co. LLC
5.75%, 3/15/29	12,000	15,175
Oracle Corp.
3.63%, 7/15/23	12,000	12,676
3.25%, 11/15/27	12,000	12,761
3.80%, 11/15/37	26,000	28,645
4.00%, 7/15/46	12,000	13,449
Owens Corning
4.30%, 7/15/47	7,000	6,650
PepsiCo, Inc.
2.00%, 4/15/21	54,000	54,140
2.38%, 10/6/26	7,000	7,149
3.45%, 10/6/46(b)	12,000	12,943
Pfizer, Inc.
4.00%, 12/15/36(b)	15,000	17,432
7.20%, 3/15/39	14,000	22,276
Philip Morris International, Inc.
4.88%, 11/15/43	25,000	29,941
Phillips 66
4.88%, 11/15/44(b)	4,000	4,859
Plains All American Pipeline L.P.
3.65%, 6/1/22(b)	16,500	16,884
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	27,000	28,801
Procter & Gamble Co. (The)
1.70%, 11/3/21	26,000	26,002
3.10%, 8/15/23	7,000	7,348
2.45%, 11/3/26	7,000	7,199
3.50%, 10/25/47	12,000	13,678
Prudential Financial, Inc.
3.91%, 12/7/47	12,000	13,011
QUALCOMM, Inc.
2.60%, 1/30/23	15,000	15,239
Realty Income Corp.
3.25%, 10/15/22	15,000	15,489
Rockwell Collins, Inc.
3.20%, 3/15/24	12,000	12,486
4.80%, 12/15/43	4,000	4,904
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	19,000	24,347
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	5,000	5,590
Santander Holdings USA, Inc.
4.40%, 7/13/27(b)	36,000	38,695
Schlumberger Investment S.A.
3.65%, 12/1/23	7,000	7,369
Seagate HDD Cayman
4.25%, 3/1/22	7,000	7,238
Sempra Energy
6.00%, 10/15/39	12,000	15,597
Sherwin-Williams Co. (The)
2.75%, 6/1/22	7,000	7,113
3.45%, 6/1/27(b)	5,000	5,278
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	16,000	16,077
Simon Property Group L.P.
3.38%, 12/1/27(b)	24,000	25,529
SITE Centers Corp.
4.70%, 6/1/27	16,000	17,476
Southern California Edison Co.
4.65%, 10/1/43	13,000	14,786
Southern Co. (The)
2.35%, 7/1/21	50,000	50,212
3.25%, 7/1/26	26,000	26,982
Starbucks Corp.
3.85%, 10/1/23	24,000	25,538
State Street Corp.
2.65%, 5/19/26	24,000	24,505
Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	24,000	24,487
SunTrust Banks, Inc.
2.70%, 1/27/22	15,000	15,170
Synchrony Financial
4.25%, 8/15/24	4,000	4,221
4.50%, 7/23/25	12,000	12,872
Target Corp.
3.90%, 11/15/47	7,000	8,119
TD Ameritrade Holding Corp.
3.30%, 4/1/27	12,000	12,604
Texas Instruments, Inc.
2.75%, 3/12/21	15,000	15,177
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	7,000	7,207
Time Warner Cable LLC
7.30%, 7/1/38	7,000	8,989
6.75%, 6/15/39	4,500	5,672
4.50%, 9/15/42	7,000	7,026
TJX Cos., Inc. (The)
2.25%, 9/15/26	7,000	7,017
Toyota Motor Credit Corp.
2.60%, 1/11/22(b)	24,000	24,353
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	12,000	15,236
TWDC Enterprises 18 Corp.
2.45%, 3/4/22	26,000	26,420
3.00%, 2/13/26(b)	15,000	15,862
Tyson Foods, Inc.
2.25%, 8/23/21	26,000	26,116
3.95%, 8/15/24(b)	16,000	17,106
U.S. Bancorp
3.70%, 1/30/24	23,000	24,480
Union Pacific Corp.
4.10%, 9/15/67	10,000	10,477
United Technologies Corp.
2.80%, 5/4/24	7,000	7,184
2.65%, 11/1/26	26,000	26,652
4.50%, 6/1/42	15,000	18,127
UnitedHealth Group, Inc.
2.75%, 2/15/23	16,000	16,316
3.85%, 6/15/28	24,000	26,439
4.25%, 3/15/43	4,000	4,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
Ventas Realty L.P.
4.38%, 2/1/45	$23,000	$25,084
VEREIT Operating Partnership L.P.
3.95%, 8/15/27	27,000	28,505
Verizon Communications, Inc.
4.02%, 12/3/29	22,000	24,553
5.25%, 3/16/37	15,000	18,981
4.81%, 3/15/39(b)	5,000	6,102
4.67%, 3/15/55	5,000	6,264
Viacom, Inc.
4.38%, 3/15/43	4,000	4,141
Virginia Electric & Power Co.
3.50%, 3/15/27, Series A	7,000	7,470
Visa, Inc.
4.15%, 12/14/35	19,000	22,676
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	15,000	15,524
Walmart, Inc.
5.88%, 4/5/27	20,000	24,712
3.63%, 12/15/47	15,000	16,890
Walt Disney Co. (The)
6.65%, 11/15/37	11,000	16,346
Waste Management, Inc.
3.90%, 3/1/35	12,000	13,373
4.10%, 3/1/45	7,000	8,084
Wells Fargo & Co.
2.55%, 12/7/20	54,000	54,324
3.00%, 1/22/21	6,000	6,071
3.50%, 3/8/22	6,000	6,188
3.07%, 1/24/23	56,000	57,087
4.13%, 8/15/23	1,000	1,061
3.00%, 2/19/25	2,000	2,055
4.30%, 7/22/27	2,000	2,195
4.90%, 11/17/45	12,000	14,925
Weyerhaeuser Co.
7.38%, 3/15/32	8,000	11,071
Williams Cos., Inc. (The)
4.90%, 1/15/45	7,000	7,271
Zoetis, Inc.
3.00%, 9/12/27	7,000	7,200

TOTAL U.S. CORPORATE BONDS (Cost: $4,423,562)		4,690,669

FOREIGN CORPORATE BONDS - 3.7%

Belgium - 0.1%
Anheuser-Busch Cos. LLC
4.90%, 2/1/46	23,000	27,670

Canada - 1.0%
Bank of Montreal
1.90%, 8/27/21	16,000	15,992
Bank of Nova Scotia (The)
2.45%, 9/19/22	27,000	27,390
Barrick Gold Corp.
5.25%, 4/1/42	7,000	8,483
Cenovus Energy, Inc.
6.75%, 11/15/39	15,000	18,618
Manulife Financial Corp.
4.15%, 3/4/26	27,000	29,916
Nexen, Inc.
6.40%, 5/15/37	5,000	6,976
Royal Bank of Canada
4.65%, 1/27/26(b)	18,000	20,012
Suncor Energy, Inc.
6.85%, 6/1/39	16,000	22,644
TELUS Corp.
3.70%, 9/15/27	4,000	4,258
Toronto-Dominion Bank (The)
1.80%, 7/13/21	46,000	45,988

Total Canada		200,277

France - 0.1%
BNP Paribas S.A.
5.00%, 1/15/21	23,000	23,771

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31(b)	12,000	18,064
Deutsche Bank AG
3.70%, 5/30/24(b)	13,000	13,051

Total Germany		31,115

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/27	12,000	12,573
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	27,000	27,326
3.78%, 3/9/26	19,000	20,314

Total Japan		60,213

Mexico - 0.3%
Petroleos Mexicanos
6.50%, 3/13/27(b)	20,000	20,929
6.63%, 6/15/35	10,000	10,059
6.75%, 9/21/47(b)	25,000	24,675

Total Mexico		55,663

Netherlands - 0.4%
Cooperatieve Rabobank UA
4.50%, 1/11/21	12,000	12,332
5.25%, 5/24/41(b)	12,000	16,634
Shell International Finance B.V.
3.25%, 5/11/25	12,000	12,660
2.88%, 5/10/26	27,000	27,995
4.38%, 5/11/45	18,000	21,722

Total Netherlands		91,343

Norway - 0.3%
Equinor ASA
2.45%, 1/17/23	33,000	33,481
3.95%, 5/15/43	19,000	21,498

Total Norway		54,979

Switzerland - 0.2%
Novartis Capital Corp.
2.40%, 5/17/22(b)	26,000	26,366
3.10%, 5/17/27	15,000	15,878

Total Switzerland		42,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
United Kingdom - 0.8%
AstraZeneca PLC
3.38%, 11/16/25	$16,000	$16,951
4.38%, 11/16/45(b)	7,000	8,304
BAT Capital Corp.
3.22%, 8/15/24	5,000	5,094
3.56%, 8/15/27	7,000	7,136
4.39%, 8/15/37	19,000	18,865
BP Capital Markets PLC
3.72%, 11/28/28(b)	27,000	29,415
Diageo Capital PLC
2.63%, 4/29/23	6,000	6,100
HSBC Holdings PLC
5.10%, 4/5/21	40,000	41,576
7.63%, 5/17/32	13,000	18,232
Vodafone Group PLC
4.38%, 2/19/43	6,000	6,382
WPP Finance 2010
4.75%, 11/21/21	8,000	8,378

Total United Kingdom		166,433

TOTAL FOREIGN CORPORATE BONDS (Cost: $721,380)		753,708

FOREIGN GOVERNMENT AGENCIES - 1.1%

Canada - 0.8%
Province of Alberta Canada
2.20%, 7/26/22	60,000	60,595
Province of Ontario Canada
2.55%, 2/12/21	10,000	10,087
2.25%, 5/18/22	10,000	10,111
2.50%, 4/27/26	16,000	16,509
Province of Quebec Canada
2.38%, 1/31/22	10,000	10,129
2.75%, 4/12/27	60,000	63,089

Total Canada		170,520

Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
2.13%, 3/7/22	56,000	56,585

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $217,628)		227,105

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%

Colombia - 0.2%
Colombia Government International Bond
8.13%, 5/21/24	37,000	45,340

Hungary - 0.2%
Hungary Government International Bond
5.75%, 11/22/23	16,000	18,055
7.63%, 3/29/41	16,000	26,141

Total Hungary		44,196

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	10,000	11,779

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/2/23	15,000	15,852
4.75%, 3/8/44	12,000	13,121
5.55%, 1/21/45	12,000	14,621

Total Mexico		43,594

Philippines - 0.1%
Philippine Government International Bond
9.50%, 2/2/30	16,000	25,562

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	13,000	15,567

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $177,068)		186,038

SUPRANATIONAL BONDS - 1.2%
Asian Development Bank
1.75%, 6/8/21	56,000	56,048
Corporacion Andina de Fomento
4.38%, 6/15/22	13,000	13,671
European Investment Bank
2.63%, 5/20/22	50,000	51,164
2.38%, 5/24/27(b)	27,000	28,111
Inter-American Development Bank
1.75%, 9/14/22	12,000	12,028
2.38%, 7/7/27	2,000	2,077
3.13%, 9/18/28	2,000	2,209
International Bank for Reconstruction & Development
1.75%, 4/19/23	23,000	23,060
2.50%, 11/22/27, Series GDIF	50,000	52,551

TOTAL SUPRANATIONAL BONDS (Cost: $236,742)		240,919

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%

United States - 2.3%
Citigroup Commercial Mortgage Trust
3.71%, 4/14/50, Series 2017-P7, Class A4	50,000	54,197
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	31,575	32,546
3.08%, 2/10/48, Series 2015-DC1, Class A4	50,000	51,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

Investments in Long Securities	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.84%, 10/25/22, Series K029, Class A1	$24,118	$24,437
3.75%, 4/25/33, Series K155, Class A3	50,000	56,629
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.32%, 7/25/23, Series 2014-M1, Class A2^(c)	31,677	32,780
2.90%, 1/25/25, Series 2015-M8, Class A2^(c)	22,000	22,789
2.58%, 3/25/26, Series 2016-M4, Class A2	30,000	30,750
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	26,420
Morgan Stanley Capital I Trust
4.18%, 7/15/51, Series 2018-H3, Class A5	50,000	56,070
Wells Fargo Commercial Mortgage Trust
3.10%, 6/15/49, Series 2016-C34, Class A4	30,000	31,158
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	45,000	47,933

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $442,640)		467,262

MUNICIPAL BONDS - 0.3%

United States - 0.3%
New Jersey Turnpike Authority
7.10%, 1/1/41	12,000	18,761
State of California
7.55%, 4/1/39	20,000	32,493
University of California
4.86%, 5/15/2112, Series AD	13,000	16,775

TOTAL MUNICIPAL BONDS (Cost: $61,657)		68,029

ASSET-BACKED SECURITIES - 0.8%

United States - 0.8%
Ally Auto Receivables Trust
1.99%, 11/15/21, Series 2017-1, Class A4	20,000	19,997
American Express Credit Account Master Trust
2.99%, 12/15/23, Series 2018-4, Class A	100,000	101,672
GM Financial Automobile Leasing Trust
2.12%, 9/20/21, Series 2017-3, Class A4	23,000	23,003
World Financial Network Credit Card Master Trust
2.03%, 4/15/25, Series 2016-A, Class A	17,000	17,000

TOTAL ASSET-BACKED SECURITIES (Cost: $159,202)		161,672

REPURCHASE AGREEMENT - 3.2%

United States - 3.2%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/19 (tri-party custodian: The Bank of New York Mellon Corp.), 1.63% due 12/2/19; Proceeds at maturity - $669,591 (fully collateralized by Fannie Mae Pool, 2.00% - 8.00% due 3/1/20 - 10/1/39, Fannie Mae Interest STRIPS, zero coupon - 6.50% due 1/1/33 - 1/1/34, Freddie Mac Gold Pool, 4.00% due 10/1/48, Freddie Mac Gold STRIPS, zero coupon due 12/15/27 and U.S. Treasury Bond Coupon STRIPS, zero coupon due 5/15/20 - 11/15/26; Market value including accrued interest - $689,383) (Cost: $669,500)	669,500	669,500

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.63%(e) (Cost: $652,095)(f)	652,095	652,095

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 102.2% (Cost: $20,249,944)		21,023,576

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (1.5)%

Uniform Mortgage-Backed Securities - (1.5)%
2.50%, 12/1/34(a)	$(100,000)	(100,889)
3.00%, 12/1/49(a)	(125,000)	(126,773)
5.00%, 12/1/49(a)	(75,000)	(80,134)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $307,172)		(307,796)
Other Assets less Liabilities - (0.7)%		(139,068)

NET ASSETS - 100.0%		$20,576,712

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2019

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Security, or portion thereof, was on loan at November 30, 2019 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of November 30, 2019.
(f)

At November 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $686,590. The Fund also had securities on loan having a total market value of $23,595 that were sold and pending settlement. The total market value of the collateral held by the Fund was $733,059. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $80,964.

STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	65	3/31/20	$(7,732,969)	$517
U.S. Treasury Ultra Long Term Bond	21	3/20/20	(3,942,094)	(11,865)
Ultra 10 Year U.S. Treasury Note	87	3/20/20	(12,373,031)	13,596

			$(24,048,094)	$2,248

†	As of November 30, 2019, deposits at broker for futures contracts of $330,568 included cash collateral of $352,420 and previously settled variation margin losses on open futures contracts of $21,852.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

November 30, 2019

Investments	Principal Amount†		Value
U.S. CORPORATE BONDS - 2.5%

United States - 2.5%
General Electric Co.
4.13%, 9/19/35, Reg S	10,000	EUR	$13,859
4.88%, 9/18/37, Reg S	10,000	GBP	14,213
Goldman Sachs Group, Inc. (The)
4.75%, 10/12/21	10,000	EUR	11,968
1.38%, 5/15/24, Reg S	15,000	EUR	17,150
Morgan Stanley
2.38%, 3/31/21	10,000	EUR	11,397

TOTAL U.S. CORPORATE BONDS (Cost: $68,154)			68,587

FOREIGN CORPORATE BONDS - 24.1%

Austria - 1.3%
OMV AG
0.01%, 7/3/25, Reg S	15,000	EUR	16,445
Vienna Insurance Group AG Wiener Versicherung Gruppe
3.75%, 3/2/46, Reg S, (3.75% fixed rate until 3/2/26; 3-month Euribor Rate + 3.939% thereafter)(a)	15,000	EUR	19,012

Total Austria			35,457

Belgium - 1.2%
Anheuser-Busch InBev S.A.
1.75%, 3/7/25, Reg S	10,000	GBP	13,151
2.75%, 3/17/36, Reg S	15,000	EUR	20,400

Total Belgium			33,551

Canada - 0.6%
407 International, Inc.
3.43%, 6/1/33	5,000	CAD	4,079
Bruce Power L.P.
4.13%, 6/21/33, Series 18-1	5,000	CAD	4,032
Choice Properties Real Estate Investment Trust
3.55%, 1/10/25, Series J	5,000	CAD	3,895
Pembina Pipeline Corp.
4.74%, 1/21/47	5,000	CAD	4,224

Total Canada			16,230

France - 3.5%
Credit Mutuel-CIC Home Loan SFH S.A.
0.88%, 4/7/26, Reg S	20,000	EUR	23,482
Electricite de France S.A.
5.63%, 2/21/33, Reg S	10,000	EUR	17,291
Engie Alliance GIE
5.75%, 6/24/23, Reg S	10,000	EUR	13,301
mFinance France S.A.
2.00%, 11/26/21, Reg S	20,000	EUR	22,825
RCI Banque S.A.
1.63%, 5/26/26, Reg S	15,000	EUR	16,877

Total France			93,776

Germany - 10.8%
BASF Finance Europe N.V.
0.75%, 11/10/26, Reg S	10,000	EUR	11,597
Berlin Hyp AG
0.01%, 7/19/27, Reg S	15,000	EUR	16,682
Commerzbank AG
1.13%, 5/24/24, Reg S	20,000	EUR	22,714
1.25%, 1/9/34	20,000	EUR	24,997
Daimler AG
1.50%, 7/3/29, Reg S	10,000	EUR	11,747
Deutsche Post AG
2.88%, 12/11/24, Reg S	5,000	EUR	6,292
Deutsche Telekom AG
1.75%, 3/25/31, Reg S	10,000	EUR	12,077
Deutsche Telekom International Finance B.V.
1.50%, 4/3/28, Reg S	15,000	EUR	17,825
2.25%, 4/13/29, Reg S	15,000	GBP	19,911
DZ HYP AG
0.38%, 3/31/26, Reg S	10,000	EUR	11,432
E.ON SE
1.63%, 5/22/29, Reg S	12,000	EUR	14,473
innogy Finance B.V.
6.25%, 6/3/30, Reg S	10,000	GBP	17,892
Kreditanstalt fuer Wiederaufbau
0.13%, 10/4/24	15,000	EUR	16,923
0.63%, 2/22/27	10,000	EUR	11,692
Merck KGaA
2.63%, 12/12/74, Reg S, (2.625% fixed rate until 6/12/21; 5-year Euro Swap Rate + 2.184% until 6/12/26; 5-year Euro Swap Rate + 2.434% until 6/12/41; 5-year Euro Swap Rate + 3.184% thereafter)(a)	6,000	EUR	6,853
Norddeutsche Landesbank - Girozentrale
0.63%, 1/18/27, Reg S	10,000	EUR	11,599
NRW.BANK
0.63%, 2/2/29, Reg S	10,000	EUR	11,701
O2 Telefonica Deutschland Finanzierungs GmbH
2.38%, 2/10/21, Reg S	10,000	EUR	11,342
UniCredit Bank AG
0.50%, 5/4/26, Reg S	10,000	EUR	11,486
Volkswagen Bank GmbH
1.25%, 12/15/25, Reg S	20,000	EUR	22,624

Total Germany			291,859

Ireland - 1.5%
Fresenius Finance Ireland PLC
0.88%, 1/31/22, Reg S	15,000	EUR	16,791
GE Capital European Funding Unlimited Co.
2.63%, 3/15/23, Reg S	5,000	EUR	5,917
6.03%, 3/1/38	10,000	EUR	16,841

Total Ireland			39,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

November 30, 2019

Investments	Principal Amount†		Value
Luxembourg - 1.3%
HeidelbergCement Finance Luxembourg S.A.
1.50%, 6/14/27, Reg S	30,000	EUR	$34,666

Netherlands - 1.0%
ABN AMRO Bank N.V.
1.00%, 4/16/25, Reg S	15,000	EUR	17,252
BMW Finance N.V.
1.00%, 1/21/25, Reg S	10,000	EUR	11,450

Total Netherlands			28,702

Spain - 0.3%
Telefonica Europe B.V.
5.88%, 2/14/33, Reg S	5,000	EUR	8,611

Sweden - 0.2%
Vattenfall AB
5.38%, 4/29/24, Reg S	5,000	EUR	6,806

United Kingdom - 2.4%
Barclays Bank PLC
5.75%, 9/14/26	10,000	GBP	15,651
Broadgate Financing PLC
4.82%, 7/5/33, Series A4, Reg S	10,000	GBP	17,553
Hammerson PLC
7.25%, 4/21/28, Reg S	1,000	GBP	1,648
Legal & General Finance PLC
5.88%, 12/11/31	10,000	GBP	18,570
Lloyds Bank PLC
6.50%, 9/17/40, Reg S	5,000	GBP	10,954

Total United Kingdom			64,376

TOTAL FOREIGN CORPORATE BONDS (Cost: $636,274)			653,583

FOREIGN GOVERNMENT AGENCIES - 1.5%

Canada - 0.1%
PSP Capital, Inc.
2.09%, 11/22/23, Series 9	5,000	CAD	3,806

France - 0.5%
Caisse d’Amortissement de la Dette Sociale
1.38%, 11/25/24, Reg S	10,000	EUR	11,958

Germany - 0.9%
Land Berlin
1.38%, 8/27/38, Series 506, Reg S	10,000	EUR	12,921
Landwirtschaftliche Rentenbank
0.38%, 1/22/24, Reg S	10,000	EUR	11,376

Total Germany			24,297

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $38,564)			40,061

FOREIGN GOVERNMENT OBLIGATIONS - 24.2%

Austria - 0.6%
Austria Government Bond
4.15%, 3/15/37, Reg S(b)	5,000	EUR	9,196
1.50%, 11/2/86, Reg S(b)	5,000	EUR	7,468

Total Austria			16,664

France - 2.4%
French Republic Government Bond OAT
1.50%, 5/25/31, Reg S	10,000	EUR	12,878
1.75%, 6/25/39, Reg S(b)	10,000	EUR	13,780
4.50%, 4/25/41, Reg S	5,000	EUR	10,067
3.25%, 5/25/45, Reg S	15,000	EUR	26,919

Total France			63,644

Italy - 9.4%
Italy Buoni Poliennali Del Tesoro
0.05%, 4/15/21	18,000	EUR	19,891
0.45%, 6/1/21, Reg S	10,000	EUR	11,111
2.30%, 10/15/21, Reg S	40,000	EUR	45,980
0.90%, 8/1/22, Reg S	23,000	EUR	25,868
0.65%, 10/15/23	24,000	EUR	26,778
1.85%, 5/15/24	10,000	EUR	11,676
4.75%, 9/1/28, Reg S(b)	9,000	EUR	12,926
2.80%, 12/1/28, Reg S	20,000	EUR	25,152
3.00%, 8/1/29, Reg S	15,000	EUR	19,202
1.35%, 4/1/30, Reg S	20,000	EUR	22,097
4.00%, 2/1/37, Reg S(b)	5,000	EUR	7,175
2.95%, 9/1/38, Reg S(b)	5,000	EUR	6,328
3.25%, 9/1/46, Reg S(b)	10,000	EUR	13,280
3.45%, 3/1/48, Reg S(b)	5,000	EUR	6,855

Total Italy			254,319

Japan - 2.7%
Japan Government Five Year Bond
0.10%, 6/20/22, Series 132	1,000,000	JPY	9,200
Japan Government Forty Year Bond
0.40%, 3/20/56, Series 9	650,000	JPY	5,869
Japan Government Ten Year Bond
0.60%, 9/20/23, Series 331	1,500,000	JPY	14,107
0.30%, 12/20/25, Series 341	700,000	JPY	6,588
0.10%, 6/20/28, Series 351	2,100,000	JPY	19,603
Japan Government Twenty Year Bond
1.20%, 9/20/35, Series 154	500,000	JPY	5,322
0.50%, 6/20/38, Series 165	1,300,000	JPY	12,459

Total Japan			73,148

Poland - 0.4%
Republic of Poland Government International Bond
1.00%, 3/7/29, Reg S	10,000	EUR	11,963

Spain - 3.2%
Spain Government Bond
0.60%, 10/31/29, Reg S(b)	10,000	EUR	11,224
1.95%, 7/30/30, Reg S(b)	15,000	EUR	19,070
4.20%, 1/31/37, Reg S(b)	23,000	EUR	39,017
3.45%, 7/30/66, Reg S(b)	10,000	EUR	17,688

Total Spain			86,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

November 30, 2019

Investments	Principal Amount†		Value
United Kingdom - 5.5%
United Kingdom Gilt
1.50%, 1/22/21, Reg S	25,000	GBP	$32,642
1.00%, 4/22/24, Reg S	15,000	GBP	19,812
0.63%, 6/7/25, Reg S	5,000	GBP	6,498
1.75%, 9/7/37, Reg S	35,000	GBP	49,999
4.50%, 12/7/42, Reg S	2,000	GBP	4,320
1.63%, 10/22/71, Reg S	22,500	GBP	35,451

Total United Kingdom			148,722

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $620,837)			655,459

SUPRANATIONAL BONDS - 1.5%
Council of Europe Development Bank
0.13%, 4/10/24, Reg S	8,000	EUR	9,027
European Investment Bank
2.13%, 1/15/24	5,000	EUR	6,088
0.88%, 1/14/28, Reg S	10,000	EUR	11,968
European Union
2.50%, 11/4/27, Reg S	10,000	EUR	13,381

TOTAL SUPRANATIONAL BONDS (Cost: $39,992)			40,464

	Shares
EXCHANGE-TRADED FUND - 43.3%

United States - 43.3%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(c) (Cost: $1,078,695)	22,445		1,173,200

TOTAL INVESTMENTS IN SECURITIES - 97.1% (Cost: $2,482,516)			2,631,354
Other Assets less Liabilities - 2.9%			78,720

NET ASSETS - 100.0%			$2,710,074

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	12/4/2019	24,150	CAD	18,181	USD	$0	*	$—
Bank of America N.A.	12/4/2019	207,480	EUR	228,775	USD	6		—
Bank of America N.A.	12/4/2019	45,780	GBP	59,217	USD	1		—
Bank of America N.A.	12/4/2019	1,827,000	JPY	16,684	USD	0	*	—
Bank of America N.A.	12/4/2019	18,376	USD	24,150	CAD	194		—
Bank of America N.A.	12/4/2019	64,001	USD	85,000	CAD	7		—
Bank of America N.A.	12/4/2019	231,916	USD	207,480	EUR	3,135		—
Bank of America N.A.	12/4/2019	59,295	USD	45,780	GBP	77		—
Bank of America N.A.	12/4/2019	16,927	USD	1,827,000	JPY	243		—
Bank of America N.A.	1/7/2020	85,000	CAD	64,027	USD	—		(9)
Bank of America N.A.	1/7/2020	18,188	USD	24,150	CAD	—		(0	)*
Bank of America N.A.	1/7/2020	231,017	USD	208,950	EUR	—		(8)
Bank of America N.A.	1/7/2020	59,306	USD	45,780	GBP	—		(3)
Bank of America N.A.	1/7/2020	16,347	USD	1,785,000	JPY	—		(0	)*
Goldman Sachs	12/4/2019	42,550	CAD	32,035	USD	—		(0	)*
Goldman Sachs	12/4/2019	10,000	EUR	11,027	USD	—		(1)
Goldman Sachs	12/4/2019	365,560	EUR	403,091	USD	—		(0	)*
Goldman Sachs	12/4/2019	80,660	GBP	104,336	USD	0	*	—
Goldman Sachs	12/4/2019	3,219,000	JPY	29,396	USD	—		(0	)*
Goldman Sachs	12/4/2019	18,375	USD	24,150	CAD	193		—
Goldman Sachs	12/4/2019	231,927	USD	207,480	EUR	3,145		—
Goldman Sachs	12/4/2019	59,295	USD	45,780	GBP	77		—
Goldman Sachs	12/4/2019	16,928	USD	1,827,000	JPY	244		—
Goldman Sachs	1/7/2020	32,045	USD	42,550	CAD	—		(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

November 30, 2019

Goldman Sachs	1/7/2020	407,024	USD	368,150	EUR	—		(20)
Goldman Sachs	1/7/2020	104,492	USD	80,660	GBP	—		(5)
Goldman Sachs	1/7/2020	28,802	USD	3,145,000	JPY	0	*	—
HSBC Holdings PLC	12/4/2019	24,150	CAD	18,182	USD	0	*	—
HSBC Holdings PLC	12/4/2019	207,480	EUR	228,775	USD	7		—
HSBC Holdings PLC	12/4/2019	45,780	GBP	59,217	USD	1		—
HSBC Holdings PLC	12/4/2019	1,827,000	JPY	16,684	USD	0	*	—
HSBC Holdings PLC	12/4/2019	32,377	USD	42,550	CAD	342		—
HSBC Holdings PLC	12/4/2019	408,623	USD	365,560	EUR	5,532		—
HSBC Holdings PLC	12/4/2019	104,470	USD	80,660	GBP	134		—
HSBC Holdings PLC	12/4/2019	29,826	USD	3,219,000	JPY	430		—
HSBC Holdings PLC	1/7/2020	18,188	USD	24,150	CAD	—		(0)*
HSBC Holdings PLC	1/7/2020	231,017	USD	208,950	EUR	—		(8)
HSBC Holdings PLC	1/7/2020	59,307	USD	45,780	GBP	—		(1)
HSBC Holdings PLC	1/7/2020	16,347	USD	1,785,000	JPY	—		(1)
Morgan Stanley & Co. International	12/4/2019	24,150	CAD	18,181	USD	1		—
Morgan Stanley & Co. International	12/4/2019	207,480	EUR	228,760	USD	21		—
Morgan Stanley & Co. International	12/4/2019	45,780	GBP	59,213	USD	5		—
Morgan Stanley & Co. International	12/4/2019	1,827,000	JPY	16,684	USD	0	*	—
Morgan Stanley & Co. International	12/4/2019	18,376	USD	24,150	CAD	194		—
Morgan Stanley & Co. International	12/4/2019	231,915	USD	207,480	EUR	3,133		—
Morgan Stanley & Co. International	12/4/2019	59,291	USD	45,780	GBP	73		—
Morgan Stanley & Co. International	12/4/2019	16,927	USD	1,827,000	JPY	243		—
Morgan Stanley & Co. International	1/7/2020	18,188	USD	24,150	CAD	—		(1)
Morgan Stanley & Co. International	1/7/2020	231,002	USD	208,950	EUR	—		(23)
Morgan Stanley & Co. International	1/7/2020	59,303	USD	45,780	GBP	—		(5)
Morgan Stanley & Co. International	1/7/2020	16,347	USD	1,785,000	JPY	—		(0)*

						$17,438		$(86)

*	Amount represents less than $1.

CURRENCY LEGEND

CAD	Canadian dollar
EUR	Euro
GBP	British pound
JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 24.2%

Federal Home Loan Mortgage Corporation - 5.4%
5.50%, 12/1/33	$493,006	$548,153
6.50%, 3/1/36	316,643	352,901
5.00%, 6/1/37	2,811	3,104
6.00%, 9/1/37	245,862	282,761
5.50%, 2/1/40	10,570	11,884
4.50%, 8/1/40	230,061	249,587
4.00%, 11/1/40	21,313	22,828
5.00%, 3/1/41	358,095	395,742
5.50%, 6/1/41	313,961	354,269
5.00%, 7/1/41	9,545	10,542
3.50%, 10/1/41	779,326	820,491
3.50%, 2/1/42	310,170	326,540
5.00%, 2/1/42	488,843	540,265
4.00%, 4/1/42	877,035	939,619
3.50%, 6/1/42	74,586	78,527
3.00%, 7/1/42	350,462	360,940
3.50%, 8/1/42	355,194	373,963
3.50%, 9/1/42	359,771	378,828
3.00%, 3/1/43	514,223	529,645
3.00%, 7/1/43	1,043,775	1,077,668
3.50%, 7/1/43	440,277	463,365
3.00%, 8/1/43	99,170	102,124
3.50%, 1/1/44	1,078,570	1,136,290
3.00%, 2/1/44	235,280	242,233
3.50%, 2/1/44	226,628	237,775
4.00%, 4/1/44	649,876	694,716
3.50%, 5/1/44	97,638	102,069
4.50%, 5/1/44	17,443	18,733
3.50%, 7/1/44	102,242	107,007
4.50%, 7/1/44	199,266	214,057
4.00%, 8/1/44	721,494	779,640
3.50%, 10/1/44	33,644	35,161
4.50%, 11/1/44	206,292	221,567
3.50%, 12/1/44	488,363	510,081
3.50%, 1/1/45	99,076	103,878
4.00%, 2/1/45	192,932	203,808
4.00%, 3/1/45	18,230	19,294
3.00%, 4/1/45	30,453	31,272
3.00%, 5/1/45	123,775	126,873
3.50%, 5/1/45	208,195	216,718
3.50%, 6/1/45	102,117	106,446
4.00%, 6/1/45	273,936	289,926
3.00%, 7/1/45	31,851	32,647
3.00%, 8/1/45	128,801	132,020
3.50%, 8/1/45	1,166,018	1,222,596
3.50%, 9/1/45	604,355	630,290
4.00%, 9/1/45	168,719	178,554
3.50%, 10/1/45	227,654	237,421
4.00%, 10/1/45	185,350	196,168
3.50%, 11/1/45	109,350	114,110
4.00%, 11/1/45	138,497	146,577
4.50%, 11/1/45	977,675	1,051,853
3.00%, 12/1/45	130,134	133,385
4.50%, 12/1/45	301,416	323,790
4.00%, 2/1/46	211,376	223,672
3.50%, 3/1/46	259,874	271,034
4.00%, 3/1/46	1,153,815	1,222,843
3.00%, 4/1/46	669,091	685,825
3.50%, 4/1/46	325,096	338,863
4.50%, 4/1/46	662,099	717,854
3.50%, 5/1/46	353,839	368,468
3.00%, 6/1/46	142,570	146,137
3.50%, 6/1/46	346,988	362,316
3.00%, 9/1/46	1,012,311	1,041,186
3.50%, 9/1/46	265,728	277,147
2.50%, 10/1/46	126,195	125,847
3.00%, 10/1/46	109,537	112,721
3.50%, 10/1/46	99,752	104,007
3.00%, 11/1/46	1,397,496	1,432,409
3.50%, 11/1/46	34,942	36,437
4.00%, 11/1/46	59,797	62,970
4.50%, 11/1/46	637,789	684,417
3.00%, 12/1/46	510,430	523,144
3.00%, 1/1/47	907,184	929,529
4.00%, 1/1/47	269,142	283,152
3.00%, 2/1/47	801,019	820,913
3.00%, 4/1/47	1,138,456	1,166,087
3.50%, 4/1/47	224,320	233,142
4.00%, 4/1/47	267,017	280,583
3.50%, 5/1/47	379,967	394,764
4.00%, 5/1/47	229,757	241,358
4.50%, 5/1/47	57,573	60,875
4.00%, 6/1/47	362,891	381,112
3.00%, 7/1/47	242,574	247,893
3.50%, 7/1/47	397,460	412,302
3.50%, 8/1/47	403,653	418,872
4.00%, 8/1/47	1,195,628	1,254,026
4.50%, 8/1/47	270,287	285,532
3.50%, 9/1/47	896,990	930,840
4.50%, 9/1/47	330,584	349,242
4.50%, 10/1/47	143,867	152,447
3.50%, 11/1/47	602,943	625,891
3.50%, 12/1/47	559,346	580,149
4.50%, 2/1/48	214,917	226,672
3.50%, 5/1/48	567,737	587,416
3.50%, 7/1/48	1,526,842	1,570,609
4.00%, 8/1/48	985,366	1,022,264
5.00%, 8/1/48	181,277	193,927
3.00%, 9/1/48	841,502	861,497
4.00%, 9/1/48	2,426,168	2,524,052
4.50%, 10/1/48	667,071	702,496
5.00%, 11/1/48	369,323	394,895
3.00%, 12/1/48	1,473,831	1,502,772
4.00%, 12/1/48	375,396	390,336
4.50%, 12/1/48	182,074	191,368
5.00%, 12/1/48	135,781	145,095
4.00%, 1/1/49	161,431	167,786
3.50%, 2/1/49	301,444	309,705
4.50%, 3/1/49	141,141	148,563
5.00%, 3/1/49	829,836	885,904
4.00%, 5/1/49	1,647,683	1,710,506
4.50%, 5/1/49	466,397	489,716
4.50%, 7/1/49	504,483	530,765
2.50%, 8/1/49	296,454	293,630
3.00%, 8/1/49	2,272,582	2,308,883

Total Federal Home Loan Mortgage Corporation		53,965,564

Federal National Mortgage Association - 18.5%
6.00%, 9/1/32	230,573	264,925
6.00%, 12/1/32	490,888	549,785
5.00%, 8/1/33	394,117	435,266
5.50%, 10/1/35	48,090	53,858
5.50%, 4/1/37	438,701	490,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
5.00%, 5/1/38	$15,963	$17,560
6.00%, 5/1/38	42,369	48,702
5.50%, 6/1/38	129,227	145,278
5.50%, 11/1/38	3,244	3,647
4.50%, 9/1/39	703,287	762,083
5.00%, 9/1/39	296,683	327,903
5.50%, 10/1/39	134,837	151,555
4.50%, 11/1/39	146,292	158,530
5.50%, 4/1/40	18,627	20,997
4.50%, 8/1/40	352,869	383,181
4.50%, 9/1/40	206,884	224,260
4.00%, 10/1/40	226,528	242,399
3.50%, 1/1/41	446,674	470,003
4.50%, 2/1/41	102,458	111,098
4.50%, 8/1/41	267,713	290,287
4.00%, 9/1/41	94,733	101,431
5.50%, 9/1/41	70,270	78,986
4.00%, 10/1/41	1,001,780	1,083,079
4.00%, 11/1/41	128,419	137,474
4.00%, 1/1/42	245,711	263,102
4.50%, 1/1/42	223,268	242,252
6.00%, 1/1/42	361,016	417,482
3.00%, 3/1/42	350,617	360,866
3.50%, 6/1/42	612,678	644,665
4.00%, 6/1/42	574,504	615,104
4.00%, 9/1/42	333,087	361,725
4.00%, 12/1/42	174,820	187,151
4.00%, 2/1/43	264,995	283,500
2.50%, 3/1/43	25,913	25,827
3.00%, 4/1/43	996,540	1,025,782
2.50%, 5/1/43	95,141	94,825
3.00%, 5/1/43	245,149	252,355
3.50%, 5/1/43	56,301	59,228
3.00%, 6/1/43	703,980	725,718
3.00%, 7/1/43	677,145	698,140
3.50%, 7/1/43	1,558,206	1,654,165
3.00%, 8/1/43	1,623,211	1,675,845
3.50%, 8/1/43	1,121,026	1,177,991
4.00%, 8/1/43	87,570	93,070
3.00%, 9/1/43	3,093,498	3,177,703
4.00%, 9/1/43	472,399	503,991
4.50%, 9/1/43	38,317	41,537
3.50%, 10/1/43	338,564	356,042
3.50%, 11/1/43	507,745	534,220
4.00%, 11/1/43	438,446	472,406
3.50%, 12/1/43	707,163	743,816
4.00%, 1/1/44	786,136	841,160
4.00%, 2/1/44	210,040	224,309
4.00%, 3/1/44	204,281	217,414
4.00%, 5/1/44	17,903	18,954
4.50%, 5/1/44	205,725	221,102
3.50%, 6/1/44	300,982	315,501
4.00%, 6/1/44	88,751	95,010
4.00%, 7/1/44	509,512	546,087
4.00%, 8/1/44	104,847	110,883
4.00%, 9/1/44	359,173	379,856
3.00%, 10/1/44	736,238	757,778
4.00%, 10/1/44	337,460	356,890
4.00%, 11/1/44	364,672	390,840
5.00%, 11/1/44	314,676	346,794
4.00%, 12/1/44	117,823	124,627
3.00%, 1/1/45	12,346	12,649
3.50%, 2/1/45	1,851,507	1,947,987
4.00%, 2/1/45	88,875	93,993
3.00%, 4/1/45	301,233	308,590
3.00%, 5/1/45	738,998	760,187
3.00%, 6/1/45	253,970	260,180
3.50%, 6/1/45	109,407	114,162
3.50%, 7/1/45	56,749	59,152
3.50%, 8/1/45	705,046	742,357
3.50%, 9/1/45	1,201,442	1,252,220
4.00%, 9/1/45	637,718	674,439
3.00%, 10/1/45	125,074	128,125
3.50%, 10/1/45	199,963	209,502
4.00%, 10/1/45	610,780	645,968
4.50%, 10/1/45	260,859	282,638
3.00%, 11/1/45	120,050	122,974
3.50%, 11/1/45	112,214	117,088
4.00%, 11/1/45	254,330	267,666
3.00%, 12/1/45	2,022,217	2,076,032
3.50%, 12/1/45	552,183	575,042
3.50%, 1/1/46	171,465	178,626
3.00%, 2/1/46	281,660	288,523
3.50%, 3/1/46	201,660	209,998
3.50%, 4/1/46	558,113	581,437
4.00%, 4/1/46	146,388	153,807
3.50%, 5/1/46	436,434	454,523
4.50%, 5/1/46	94,546	101,483
3.00%, 6/1/46	119,573	122,493
3.50%, 6/1/46	228,293	237,652
4.50%, 6/1/46	197,592	210,235
3.50%, 7/1/46	786,323	818,337
4.00%, 7/1/46	123,812	130,575
2.50%, 8/1/46	19,843	19,777
2.50%, 9/1/46	48,149	47,989
3.00%, 9/1/46	1,002,970	1,027,378
4.00%, 9/1/46	292,216	311,686
2.50%, 10/1/46	60,314	60,113
3.00%, 10/1/46	2,903,878	2,973,781
4.00%, 10/1/46	200,787	211,567
2.50%, 11/1/46	41,330	41,192
3.00%, 11/1/46	1,918,145	1,965,051
2.50%, 12/1/46	87,637	87,345
3.00%, 12/1/46	2,178,076	2,231,671
3.50%, 12/1/46	1,053,863	1,108,370
4.00%, 12/1/46	214,384	224,594
2.50%, 1/1/47	119,781	119,383
3.00%, 1/1/47	518,520	531,303
3.50%, 1/1/47	960,437	999,930
4.50%, 1/1/47	227,319	240,124
5.50%, 1/1/47	497,869	559,978
4.00%, 2/1/47	1,073,891	1,142,609
3.00%, 2/1/47	1,418,635	1,453,188
3.50%, 2/1/47	3,570,953	3,739,377
3.50%, 3/1/47	562,138	583,790
4.00%, 3/1/47	237,346	249,294
4.50%, 3/1/47	148,432	157,137
3.00%, 4/1/47	2,570,566	2,630,837
3.50%, 4/1/47	511,372	530,928
4.00%, 4/1/47	444,010	466,158
4.50%, 4/1/47	394,805	417,592
3.50%, 5/1/47	981,688	1,019,981
4.00%, 5/1/47	924,968	977,012
4.50%, 5/1/47	632,045	684,722
3.50%, 6/1/47	332,363	344,966
4.00%, 6/1/47	234,441	246,011
3.50%, 7/1/47	1,416,356	1,484,744
4.00%, 7/1/47	508,480	531,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
4.50%, 7/1/47	$445,902	$472,985
5.00%, 7/1/47	439,931	485,570
3.50%, 8/1/47	2,144,952	2,228,536
4.00%, 8/1/47	347,016	363,681
3.00%, 9/1/47	190,667	194,736
4.00%, 9/1/47	1,020,959	1,070,536
4.50%, 9/1/47	451,153	477,972
3.50%, 10/1/47	268,060	278,038
4.00%, 10/1/47	697,426	731,471
4.50%, 10/1/47	465,131	490,768
3.50%, 11/1/47	401,903	417,114
4.50%, 11/1/47	627,499	661,859
3.00%, 12/1/47	724,437	739,264
3.50%, 12/1/47	644,308	667,028
4.00%, 12/1/47	829,151	862,567
3.50%, 1/1/48	616,612	638,883
3.50%, 2/1/48	84,886	87,929
3.50%, 5/1/48	799,686	827,318
4.50%, 5/1/48	483,634	510,161
5.00%, 5/1/48	392,110	420,008
3.50%, 6/1/48	324,044	334,669
4.00%, 6/1/48	407,506	424,485
4.50%, 6/1/48	807,981	850,544
5.00%, 6/1/48	104,870	112,141
3.50%, 7/1/48	1,260,992	1,309,162
4.00%, 7/1/48	2,594,181	2,695,339
4.50%, 7/1/48	299,279	316,075
3.50%, 8/1/48	1,960,145	2,022,015
4.00%, 8/1/48	971,826	1,010,360
4.50%, 8/1/48	614,834	647,894
3.00%, 9/1/48	544,461	557,727
3.50%, 9/1/48	954,129	984,918
4.00%, 9/1/48	6,885,659	7,156,614
4.00%, 10/1/48	841,073	874,323
4.50%, 10/1/48	338,394	356,537
3.00%, 11/1/48	2,865,243	2,934,811
3.50%, 11/1/48	7,794,933	8,061,730
3.50%, 12/1/48	1,115,849	1,147,418
4.00%, 12/1/48	4,394,326	4,561,752
4.50%, 12/1/48	1,020,338	1,072,943
5.00%, 12/1/48	137,159	146,504
4.00%, 1/1/49	3,870,050	4,013,524
4.50%, 1/1/49	1,536,666	1,615,823
3.50%, 2/1/49	1,103,814	1,132,847
4.00%, 2/1/49	2,110,638	2,188,782
4.50%, 2/1/49	598,510	628,600
5.00%, 2/1/49	726,720	776,192
4.00%, 3/1/49	2,083,085	2,160,261
4.50%, 3/1/49	2,023,793	2,128,256
5.00%, 3/1/49	55,573	59,425
3.00%, 4/1/49	369,044	374,521
3.50%, 4/1/49	2,359,208	2,428,070
4.00%, 4/1/49	1,433,890	1,487,759
4.50%, 4/1/49	495,017	519,625
3.00%, 5/1/49	446,683	453,670
3.50%, 5/1/49	5,142,665	5,292,693
4.00%, 5/1/49	1,076,019	1,116,665
4.50%, 5/1/49	856,313	900,219
5.00%, 5/1/49	400,184	428,153
3.00%, 6/1/49	2,363,808	2,400,760
3.50%, 6/1/49	8,662,040	8,896,759
4.00%, 6/1/49	752,128	780,327
4.50%, 6/1/49	1,356,530	1,427,908
3.50%, 7/1/49	3,773,355	3,882,309
3.00%, 8/1/49	4,684,790	4,758,848
2.50%, 9/1/49	2,103,509	2,083,472
3.00%, 9/1/49	6,933,142	7,056,174
3.00%, 10/1/49	2,553,382	2,595,713
4.00%, 10/1/49	988,587	1,030,102

Total Federal National Mortgage Association		184,569,393

Uniform Mortgage-Backed Securities - 0.3%
2.50%, 12/1/49(a)	700,000	693,000
3.50%, 12/1/49(a)	500,000	513,320
4.00%, 12/1/49(a)	600,000	622,570
5.00%, 12/1/49(a)	500,000	534,228
5.50%, 12/1/49(a)	500,000	539,004

Total Uniform Mortgage-Backed Securities		2,902,122

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $238,527,767)		241,437,079

U.S. GOVERNMENT OBLIGATIONS - 18.4%

U.S. Treasury Bonds - 5.6%
7.88%, 2/15/21	900,000	965,531
8.13%, 5/15/21	750,000	819,815
8.13%, 8/15/21	500,000	554,033
8.00%, 11/15/21	750,000	841,055
7.25%, 8/15/22	700,000	804,180
7.13%, 2/15/23	55,000	64,451
6.25%, 8/15/23	175,000	204,029
7.50%, 11/15/24	175,000	223,658
6.88%, 8/15/25	500,000	641,240
6.75%, 8/15/26	250,000	329,658
6.50%, 11/15/26	145,000	190,508
5.38%, 2/15/31	1,000,000	1,364,492
4.50%, 2/15/36	1,235,000	1,673,715
4.50%, 5/15/38	365,000	505,040
3.50%, 2/15/39	555,000	682,206
4.25%, 5/15/39	650,000	877,322
4.50%, 8/15/39	1,100,000	1,532,072
4.38%, 11/15/39	1,075,000	1,476,823
4.63%, 2/15/40	950,000	1,347,553
4.38%, 5/15/40	1,375,000	1,895,083
3.88%, 8/15/40	720,000	932,358
4.25%, 11/15/40	1,000,000	1,359,883
3.75%, 8/15/41	1,700,000	2,170,654
3.13%, 11/15/41	1,000,000	1,168,203
3.13%, 2/15/42	1,250,000	1,460,913
3.00%, 5/15/42	1,000,000	1,146,777
2.75%, 8/15/42	1,100,000	1,212,299
2.75%, 11/15/42	1,700,000	1,873,486
3.13%, 2/15/43	1,000,000	1,170,899
2.88%, 5/15/43	410,000	461,362
3.63%, 8/15/43	600,000	759,563
3.63%, 2/15/44	1,500,000	1,904,238
3.38%, 5/15/44	500,000	611,797
2.50%, 5/15/46	1,500,000	1,587,451
2.25%, 8/15/46	1,575,000	1,587,212
2.88%, 11/15/46	1,850,000	2,103,183
3.00%, 2/15/47	1,400,000	1,630,481
3.00%, 5/15/47	1,075,000	1,251,976
2.75%, 8/15/47	1,575,000	1,752,218
2.75%, 11/15/47	1,475,000	1,642,032
3.00%, 2/15/48	1,625,000	1,895,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
3.13%, 5/15/48	$1,675,000	$2,001,494
3.00%, 8/15/48	1,375,000	1,607,058
3.38%, 11/15/48	1,700,000	2,127,656
3.00%, 2/15/49	1,775,000	2,078,691
2.25%, 8/15/49	1,400,000	1,413,754

Total U.S. Treasury Bonds		55,904,052

U.S. Treasury Notes - 12.8%
2.13%, 1/31/21	1,090,000	1,095,535
3.63%, 2/15/21	2,000,000	2,045,742
1.13%, 2/28/21	750,000	744,785
2.00%, 2/28/21	1,410,000	1,415,287
1.25%, 3/31/21	350,000	348,011
2.25%, 3/31/21	300,000	302,262
2.25%, 4/30/21	1,595,000	1,607,710
1.38%, 5/31/21	1,000,000	995,742
2.00%, 5/31/21	1,000,000	1,004,844
2.63%, 6/15/21	1,700,000	1,724,471
1.13%, 6/30/21	1,250,000	1,239,624
2.13%, 6/30/21	1,000,000	1,007,305
2.63%, 7/15/21	1,500,000	1,522,881
1.13%, 7/31/21	2,300,000	2,279,875
2.13%, 8/15/21	1,260,000	1,269,991
2.75%, 8/15/21	1,000,000	1,018,203
1.13%, 8/31/21	2,700,000	2,675,320
1.50%, 8/31/21	3,500,000	3,490,635
2.00%, 8/31/21	1,000,000	1,005,977
2.75%, 9/15/21	1,500,000	1,528,887
1.13%, 9/30/21	3,400,000	3,367,994
1.50%, 9/30/21	2,000,000	1,995,156
2.13%, 9/30/21	1,000,000	1,008,594
1.25%, 10/31/21	1,800,000	1,786,781
1.50%, 10/31/21	1,210,000	1,207,259
2.00%, 10/31/21	2,200,000	2,215,168
2.00%, 11/15/21	2,000,000	2,014,766
1.75%, 11/30/21	1,600,000	1,603,969
1.88%, 11/30/21	1,500,000	1,507,295
2.63%, 12/15/21	750,000	765,205
2.00%, 12/31/21	3,200,000	3,224,500
2.13%, 12/31/21	1,800,000	1,818,387
1.50%, 1/31/22	260,000	259,386
1.88%, 1/31/22	2,400,000	2,412,891
2.00%, 2/15/22	1,225,000	1,235,144
1.75%, 2/28/22	1,300,000	1,303,834
1.88%, 2/28/22	2,150,000	2,162,094
1.88%, 3/31/22	2,000,000	2,012,109
2.25%, 4/15/22	1,500,000	1,522,266
1.75%, 4/30/22	1,250,000	1,254,468
1.88%, 4/30/22	1,000,000	1,006,250
1.75%, 6/15/22	3,550,000	3,564,630
1.75%, 6/30/22	1,250,000	1,255,200
1.75%, 7/15/22	500,000	501,865
1.88%, 7/31/22	1,250,000	1,258,911
2.00%, 7/31/22	260,000	262,727
1.50%, 8/15/22	1,500,000	1,496,074
1.63%, 8/15/22	1,000,000	1,000,781
1.63%, 8/31/22	1,000,000	1,000,723
1.50%, 9/15/22	1,000,000	997,402
1.75%, 9/30/22	2,000,000	2,008,398
1.88%, 9/30/22	880,000	886,789
1.38%, 10/15/22	1,000,000	993,594
1.88%, 10/31/22	3,325,000	3,350,912
2.00%, 10/31/22	300,000	303,404
1.63%, 11/15/22	1,385,000	1,385,974
2.00%, 11/30/22	750,000	758,672
2.13%, 12/31/22	1,000,000	1,015,840
1.75%, 1/31/23	300,000	301,348
2.00%, 2/15/23	780,000	789,628
1.50%, 2/28/23	750,000	747,612
1.50%, 3/31/23	750,000	747,598
1.63%, 4/30/23	700,000	700,451
2.75%, 4/30/23	600,000	622,570
1.75%, 5/15/23	900,000	904,289
1.63%, 5/31/23	750,000	750,527
1.38%, 6/30/23	480,000	476,250
1.25%, 7/31/23	680,000	671,407
2.50%, 8/15/23	750,000	773,906
1.38%, 8/31/23	380,000	376,809
2.75%, 8/31/23	625,000	650,647
1.38%, 9/30/23	500,000	495,567
2.88%, 9/30/23	710,000	743,018
1.63%, 10/31/23	375,000	375,249
2.75%, 11/15/23	750,000	782,300
2.13%, 11/30/23	400,000	407,852
2.25%, 12/31/23	810,000	830,218
2.63%, 12/31/23	750,000	779,590
2.25%, 1/31/24	750,000	768,867
2.50%, 1/31/24	250,000	258,745
2.75%, 2/15/24	635,000	663,848
2.38%, 2/29/24	3,500,000	3,606,572
2.13%, 3/31/24	1,750,000	1,786,265
2.00%, 4/30/24	170,000	172,703
2.25%, 4/30/24	1,000,000	1,026,426
2.50%, 5/15/24	500,000	518,701
2.00%, 5/31/24	1,750,000	1,778,711
2.00%, 6/30/24	800,000	812,984
1.75%, 7/31/24	1,000,000	1,005,469
1.25%, 8/31/24	2,500,000	2,457,812
1.88%, 8/31/24	1,100,000	1,112,353
1.50%, 9/30/24	1,615,000	1,605,253
2.13%, 9/30/24	800,000	818,141
2.25%, 11/15/24	500,000	514,521
2.25%, 12/31/24	500,000	514,609
2.00%, 2/15/25	500,000	508,643
2.88%, 4/30/25	590,000	626,875
2.13%, 5/15/25	250,000	255,913
2.88%, 5/31/25	605,000	643,191
2.75%, 6/30/25	1,000,000	1,057,148
2.00%, 8/15/25	250,000	254,336
2.25%, 11/15/25	100,000	103,125
3.13%, 11/15/28	1,190,000	1,323,410
2.63%, 2/15/29	1,230,000	1,318,694
2.88%, 5/15/49	1,900,000	2,175,611
2.25%, 11/15/49	1,000,000	1,038,203

Total U.S. Treasury Notes		127,702,464

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $178,918,114)		183,606,516

U.S. CORPORATE BONDS - 35.2%

United States - 35.2%
3M Co.
2.25%, 9/19/26	180,000	181,098
2.88%, 10/15/27	250,000	260,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Abbott Laboratories
2.90%, 11/30/21	$515,000	$524,459
3.40%, 11/30/23	169,000	177,055
3.75%, 11/30/26	226,000	247,985
4.75%, 11/30/36	423,000	527,372
6.15%, 11/30/37	37,000	52,342
5.30%, 5/27/40	100,000	131,501
4.90%, 11/30/46	350,000	465,488
AbbVie, Inc.
2.90%, 11/6/22	285,000	290,442
3.20%, 11/6/22	50,000	51,229
2.85%, 5/14/23	385,000	392,371
3.60%, 5/14/25	560,000	587,705
3.20%, 5/14/26	447,000	460,416
4.50%, 5/14/35	525,000	582,363
4.30%, 5/14/36	50,000	54,389
4.40%, 11/6/42	540,000	584,010
4.70%, 5/14/45	455,000	506,751
4.45%, 5/14/46	200,000	215,421
Activision Blizzard, Inc.
2.30%, 9/15/21	5,000	5,021
3.40%, 9/15/26	189,000	198,930
4.50%, 6/15/47	205,000	232,676
Adobe, Inc.
3.25%, 2/1/25	30,000	31,540
AEP Texas, Inc.
3.95%, 6/1/28	150,000	164,531
AEP Transmission Co. LLC
3.10%, 12/1/26	250,000	260,758
Aetna, Inc.
3.50%, 11/15/24	170,000	177,663
6.63%, 6/15/36	2,000	2,689
6.75%, 12/15/37	250,000	338,338
4.13%, 11/15/42	100,000	103,313
4.75%, 3/15/44	280,000	312,337
3.88%, 8/15/47	139,000	140,397
Aflac, Inc.
3.63%, 11/15/24	222,000	236,769
3.25%, 3/17/25	250,000	262,424
Air Lease Corp.
2.75%, 1/15/23	25,000	25,270
3.00%, 9/15/23	45,000	45,896
4.25%, 2/1/24	255,000	272,622
4.25%, 9/15/24	193,000	207,050
3.25%, 3/1/25	10,000	10,273
3.75%, 6/1/26	150,000	157,210
3.63%, 4/1/27	250,000	259,293
3.63%, 12/1/27	120,000	124,322
4.63%, 10/1/28(b)	75,000	83,030
Aircastle Ltd.
5.50%, 2/15/22	60,000	63,847
4.40%, 9/25/23	107,000	113,514
4.13%, 5/1/24	165,000	172,675
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	100,000	108,009
3.38%, 8/15/31	125,000	130,425
4.00%, 2/1/50	300,000	331,649
Allergan Finance LLC
3.25%, 10/1/22	20,000	20,446
Allergan Funding SCS
3.45%, 3/15/22	145,000	148,201
3.85%, 6/15/24	72,000	75,638
3.80%, 3/15/25	346,000	363,369
4.55%, 3/15/35	875,000	954,569
4.85%, 6/15/44(b)	25,000	27,787
4.75%, 3/15/45	140,000	154,145
Allergan, Inc.
2.80%, 3/15/23	170,000	171,417
Allstate Corp. (The)
3.28%, 12/15/26	108,000	115,007
Altria Group, Inc.
3.49%, 2/14/22	100,000	102,742
4.00%, 1/31/24	218,000	230,738
4.40%, 2/14/26	500,000	541,130
2.63%, 9/16/26	225,000	223,005
4.80%, 2/14/29	200,000	221,293
5.80%, 2/14/39	170,000	200,142
4.25%, 8/9/42	100,000	100,875
5.38%, 1/31/44	287,000	326,144
3.88%, 9/16/46	205,000	195,024
5.95%, 2/14/49	272,000	328,162
6.20%, 2/14/59	327,000	393,545
Amazon.com, Inc.
3.80%, 12/5/24(b)	100,000	108,166
5.20%, 12/3/25	114,000	133,196
3.15%, 8/22/27	830,000	882,669
Ameren Corp.
3.65%, 2/15/26	50,000	52,629
American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	78,662	81,958
3.35%, 4/15/31, Series AA	22,970	23,722
American Campus Communities Operating Partnership L.P.
3.63%, 11/15/27	61,000	64,222
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	50,000	56,029
American Express Co.
3.13%, 5/20/26	250,000	260,818
American Express Credit Corp.
3.30%, 5/3/27	325,000	348,345
American Homes 4 Rent L.P.
4.25%, 2/15/28	230,000	246,895
American Honda Finance Corp.
2.40%, 6/27/24	85,000	85,870
3.50%, 2/15/28(b)	365,000	394,001
American International Group, Inc.
4.13%, 2/15/24	64,000	68,623
3.75%, 7/10/25	80,000	85,144
3.90%, 4/1/26	418,000	449,470
4.20%, 4/1/28	430,000	474,413
3.88%, 1/15/35	443,000	472,859
4.50%, 7/16/44	120,000	137,238
4.80%, 7/10/45	427,000	511,584
4.75%, 4/1/48	55,000	65,850
American Tower Corp.
3.30%, 2/15/21	345,000	349,726
3.50%, 1/31/23	60,000	62,213
3.00%, 6/15/23	16,000	16,381
5.00%, 2/15/24	43,000	47,324
4.40%, 2/15/26	369,000	404,146
3.38%, 10/15/26(b)	150,000	155,889
3.13%, 1/15/27	445,000	455,185
3.55%, 7/15/27	50,000	52,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
American Water Capital Corp.
3.85%, 3/1/24	$413,000	$437,409
3.40%, 3/1/25	40,000	42,006
2.95%, 9/1/27	35,000	35,882
3.75%, 9/1/28	118,000	128,254
4.30%, 9/1/45(b)	430,000	498,626
4.00%, 12/1/46	13,000	14,363
3.75%, 9/1/47	25,000	26,961
4.20%, 9/1/48	30,000	34,558
Ameriprise Financial, Inc.
2.88%, 9/15/26	170,000	174,644
AmerisourceBergen Corp.
3.45%, 12/15/27	75,000	78,663
Amgen, Inc.
1.85%, 8/19/21	10,000	9,980
3.88%, 11/15/21	139,000	143,259
2.65%, 5/11/22	275,000	278,703
3.63%, 5/15/22	150,000	155,018
2.25%, 8/19/23	135,000	135,514
3.63%, 5/22/24	59,000	62,618
3.13%, 5/1/25	145,000	150,551
3.20%, 11/2/27(b)	200,000	210,247
5.15%, 11/15/41	175,000	213,588
4.40%, 5/1/45	295,000	334,069
4.56%, 6/15/48	80,000	93,536
4.66%, 6/15/51	715,000	846,470
Amphenol Corp.
3.20%, 4/1/24	250,000	259,257
Analog Devices, Inc.
2.95%, 1/12/21	150,000	151,421
2.88%, 6/1/23	28,000	28,496
3.13%, 12/5/23	91,000	93,773
3.50%, 12/5/26(b)	640,000	674,286
Anthem, Inc.
3.13%, 5/15/22	80,000	81,891
3.50%, 8/15/24	40,000	41,902
3.35%, 12/1/24	250,000	260,796
3.65%, 12/1/27	690,000	729,302
4.63%, 5/15/42	160,000	179,454
4.65%, 1/15/43	125,000	141,805
5.10%, 1/15/44	25,000	29,646
4.65%, 8/15/44	200,000	225,595
4.55%, 3/1/48	245,000	277,041
Aon Corp.
4.50%, 12/15/28	265,000	299,860
Aon PLC
3.50%, 6/14/24	10,000	10,471
3.88%, 12/15/25	175,000	187,576
4.60%, 6/14/44	115,000	133,081
4.75%, 5/15/45(b)	75,000	89,291
Apache Corp.
5.10%, 9/1/40	100,000	97,726
5.25%, 2/1/42	190,000	189,182
4.75%, 4/15/43	355,000	330,698
4.25%, 1/15/44	50,000	43,923
5.35%, 7/1/49	250,000	250,667
Apollo Investment Corp.
5.25%, 3/3/25	15,000	15,454
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	104,975
Apple, Inc.
4.50%, 2/23/36	500,000	612,186
3.85%, 5/4/43	250,000	280,539
4.45%, 5/6/44	250,000	305,412
3.45%, 2/9/45	100,000	105,975
4.65%, 2/23/46	1,000,000	1,260,964
4.25%, 2/9/47	250,000	298,029
3.75%, 9/12/47	250,000	279,729
3.75%, 11/13/47	400,000	447,706
2.95%, 9/11/49	500,000	488,044
Aptiv Corp.
4.15%, 3/15/24	25,000	26,586
Aptiv PLC
4.35%, 3/15/29	75,000	81,328
4.40%, 10/1/46	20,000	19,802
5.40%, 3/15/49	125,000	143,597
Aqua America, Inc.
3.57%, 5/1/29	385,000	410,985
Arch Capital Finance LLC
4.01%, 12/15/26	290,000	317,644
Arch Capital Group US, Inc.
5.14%, 11/1/43	50,000	62,871
Archer-Daniels-Midland Co.
2.50%, 8/11/26	185,000	187,588
Ares Capital Corp.
3.63%, 1/19/22	25,000	25,399
3.50%, 2/10/23	270,000	273,522
Arrow Electronics, Inc.
3.88%, 1/12/28	400,000	411,941
Ascension Health
4.85%, 11/15/53	126,000	164,884
Assurant, Inc.
4.00%, 3/15/23	25,000	25,908
4.90%, 3/27/28	25,000	27,534
AT&T, Inc.
4.00%, 1/15/22	166,000	173,011
3.20%, 3/1/22	20,000	20,470
2.63%, 12/1/22	10,000	10,140
3.80%, 3/1/24	264,000	279,048
4.45%, 4/1/24	350,000	378,389
3.55%, 6/1/24	350,000	366,765
3.95%, 1/15/25	70,000	74,891
3.40%, 5/15/25	730,000	762,765
3.60%, 7/15/25	210,000	221,440
3.88%, 1/15/26	200,000	212,354
4.13%, 2/17/26	70,000	75,622
3.80%, 2/15/27	287,000	305,602
4.25%, 3/1/27	670,000	733,564
4.10%, 2/15/28	510,000	552,164
4.30%, 2/15/30	245,000	269,553
7.70%, 5/1/32	18,000	24,994
4.50%, 5/15/35	815,000	904,349
5.25%, 3/1/37	220,000	262,092
4.85%, 3/1/39	530,000	604,452
6.10%, 7/15/40	50,000	63,562
6.00%, 8/15/40	150,000	190,299
6.38%, 3/1/41	175,000	232,385
5.15%, 3/15/42	374,000	436,039
4.90%, 6/15/42	204,000	230,389
4.30%, 12/15/42	392,000	418,121
5.35%, 12/15/43	103,000	123,102
4.80%, 6/15/44	209,000	236,450
4.35%, 6/15/45	175,000	187,105
4.85%, 7/15/45	150,000	169,598
4.75%, 5/15/46	630,000	705,462
5.15%, 11/15/46	720,000	846,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
5.65%, 2/15/47(b)	$85,000	$107,205
5.45%, 3/1/47	280,000	342,751
4.50%, 3/9/48	545,000	594,487
4.55%, 3/9/49	329,000	362,125
5.15%, 2/15/50	295,000	352,207
5.70%, 3/1/57(b)	387,000	492,393
Athene Holding Ltd.
4.13%, 1/12/28	390,000	402,408
Autodesk, Inc.
4.38%, 6/15/25	25,000	27,161
3.50%, 6/15/27	165,000	172,813
AutoNation, Inc.
3.80%, 11/15/27	115,000	115,426
AutoZone, Inc.
2.88%, 1/15/23	33,000	33,505
3.13%, 7/15/23	50,000	51,470
3.25%, 4/15/25	73,000	76,022
3.75%, 6/1/27	305,000	326,566
3.75%, 4/18/29	175,000	187,138
AvalonBay Communities, Inc.
3.50%, 11/15/24	25,000	26,450
3.45%, 6/1/25	203,000	214,844
2.90%, 10/15/26(b)	50,000	51,487
3.35%, 5/15/27	258,000	273,016
3.20%, 1/15/28	75,000	78,699
3.30%, 6/1/29	193,000	204,571
Avangrid, Inc.
3.15%, 12/1/24	50,000	51,596
3.80%, 6/1/29	150,000	160,707
Avery Dennison Corp.
4.88%, 12/6/28	25,000	28,513
AXA Equitable Holdings, Inc.
4.35%, 4/20/28	513,000	551,599
5.00%, 4/20/48	95,000	102,619
AXIS Specialty Finance LLC
3.90%, 7/15/29	200,000	210,039
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	26,668
Baltimore Gas & Electric Co.
2.40%, 8/15/26	290,000	288,492
Bank of America Corp.
4.20%, 8/26/24	199,000	213,364
3.95%, 4/21/25, Series L	98,000	104,259
3.88%, 8/1/25	48,000	51,635
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(c)	70,000	73,109
4.45%, 3/3/26	50,000	54,933
4.25%, 10/22/26	50,000	54,708
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(c)	200,000	211,165
3.25%, 10/21/27	600,000	626,030
4.18%, 11/25/27, Series L	599,000	649,309
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(c)	100,000	107,819
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(c)	350,000	373,632
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(c)	475,000	504,279
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	1,500,000	1,573,933
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(c)	725,000	789,631
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	740,000	824,091
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(c)	400,000	437,589
6.11%, 1/29/37	952,000	1,272,380
7.75%, 5/14/38	127,000	198,138
BankUnited, Inc.
4.88%, 11/17/25	10,000	10,952
Baxalta, Inc.
4.00%, 6/23/25	335,000	361,540
5.25%, 6/23/45	60,000	77,833
Baxter International, Inc.
2.60%, 8/15/26	240,000	241,685
BBVA USA
2.50%, 8/27/24	250,000	248,708
Becton Dickinson and Co.
3.36%, 6/6/24	340,000	353,978
3.73%, 12/15/24	70,000	74,169
3.70%, 6/6/27	225,000	241,053
4.67%, 6/6/47	215,000	259,228
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	170,000	179,082
8.48%, 9/15/28(b)	150,000	213,894
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	200,000	239,651
4.20%, 8/15/48	25,000	29,531
4.25%, 1/15/49	300,000	356,863
Berkshire Hathaway, Inc.
4.50%, 2/11/43	50,000	61,101
Best Buy Co., Inc.
4.45%, 10/1/28	60,000	65,314
BGC Partners, Inc.
5.38%, 7/24/23	150,000	160,349
Biogen, Inc.
5.20%, 9/15/45	352,000	430,237
Black Hills Corp.
4.25%, 11/30/23	26,000	27,647
4.35%, 5/1/33	180,000	200,539
4.20%, 9/15/46	110,000	117,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Block Financial LLC
5.25%, 10/1/25	$22,000	$23,915
Boardwalk Pipelines L.P.
4.95%, 12/15/24	139,000	149,831
4.45%, 7/15/27	100,000	102,663
Boeing Co. (The)
2.85%, 10/30/24(b)	235,000	241,969
2.60%, 10/30/25(b)	175,000	177,721
2.25%, 6/15/26	50,000	49,751
2.80%, 3/1/27(b)	275,000	281,317
Booking Holdings, Inc.
3.60%, 6/1/26	315,000	337,070
3.55%, 3/15/28	90,000	96,318
BorgWarner, Inc.
4.38%, 3/15/45	33,000	34,770
Boston Properties L.P.
3.13%, 9/1/23	23,000	23,709
3.80%, 2/1/24	50,000	53,023
3.20%, 1/15/25	8,000	8,275
3.65%, 2/1/26	280,000	297,443
2.75%, 10/1/26	65,000	65,687
4.50%, 12/1/28	450,000	512,075
2.90%, 3/15/30	150,000	149,453
Boston Scientific Corp.
3.45%, 3/1/24	225,000	235,606
3.85%, 5/15/25	153,000	164,820
3.75%, 3/1/26	170,000	183,221
7.00%, 11/15/35	165,000	232,060
7.38%, 1/15/40	2,000	3,064
4.70%, 3/1/49	200,000	245,449
BP Capital Markets America, Inc.
3.12%, 5/4/26	125,000	130,339
3.02%, 1/16/27	120,000	124,637
3.59%, 4/14/27	135,000	144,455
4.23%, 11/6/28	100,000	112,730
Branch Banking & Trust Co.
3.63%, 9/16/25	250,000	266,491
Brighthouse Financial, Inc.
3.70%, 6/22/27(b)	210,000	207,687
4.70%, 6/22/47	466,000	422,294
Bristol-Myers Squibb Co.
3.63%, 5/15/24(d)	358,000	379,287
3.88%, 8/15/25(d)	340,000	367,294
3.90%, 2/20/28(d)	400,000	438,384
3.40%, 7/26/29(d)	650,000	698,089
5.00%, 8/15/45(d)	104,000	133,686
4.35%, 11/15/47(d)	40,000	47,340
4.55%, 2/20/48(d)	210,000	257,867
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	190,000	196,734
3.65%, 6/15/24	150,000	156,234
4.13%, 6/15/26	30,000	32,044
Broadcom Corp.
3.00%, 1/15/22	590,000	596,900
3.63%, 1/15/24	389,000	400,552
3.88%, 1/15/27	1,290,000	1,317,983
3.50%, 1/15/28	640,000	634,628
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	25,000	26,085
Brown & Brown, Inc.
4.20%, 9/15/24	20,000	21,279
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	562,000	558,779
3.75%, 9/25/27	67,000	68,522
Burlington Northern Santa Fe LLC
3.00%, 4/1/25(b)	71,000	74,144
3.65%, 9/1/25	120,000	129,137
3.25%, 6/15/27(b)	40,000	42,629
CA, Inc.
3.60%, 8/15/22	139,000	142,293
4.70%, 3/15/27	55,000	59,328
Campbell Soup Co.
3.30%, 3/19/25	20,000	20,604
3.80%, 8/2/42	47,000	46,653
4.80%, 3/15/48(b)	350,000	403,547
Capital One Financial Corp.
3.05%, 3/9/22	25,000	25,506
3.20%, 1/30/23	480,000	493,831
3.50%, 6/15/23	32,000	33,241
3.30%, 10/30/24	70,000	72,560
3.20%, 2/5/25	20,000	20,654
4.20%, 10/29/25	329,000	353,234
3.75%, 3/9/27	255,000	270,249
3.80%, 1/31/28	196,000	208,105
Cardinal Health, Inc.
3.08%, 6/15/24	250,000	255,776
3.50%, 11/15/24	344,000	358,528
3.41%, 6/15/27(b)	184,000	188,789
4.50%, 11/15/44	98,000	97,730
4.37%, 6/15/47(b)	155,000	154,863
Carlisle Cos., Inc.
3.50%, 12/1/24	100,000	104,154
3.75%, 12/1/27	25,000	26,296
Caterpillar Financial Services Corp.
3.30%, 6/9/24	40,000	42,085
2.40%, 8/9/26	190,000	192,166
Caterpillar, Inc.
3.40%, 5/15/24	111,000	117,424
CBRE Services, Inc.
4.88%, 3/1/26	153,000	170,834
CBS Corp.
2.50%, 2/15/23	500,000	503,326
3.70%, 8/15/24	88,000	92,445
3.50%, 1/15/25	35,000	36,451
2.90%, 1/15/27	92,000	91,999
3.38%, 2/15/28	160,000	163,147
3.70%, 6/1/28	134,000	139,894
7.88%, 7/30/30	47,000	65,905
4.85%, 7/1/42	95,000	105,754
4.90%, 8/15/44	275,000	311,364
4.60%, 1/15/45(b)	90,000	98,479
Celanese U.S. Holdings LLC
3.50%, 5/8/24	350,000	361,446
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	90,000	89,910
3.00%, 2/1/27, Series AA	200,000	206,452
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	15,000	15,558
4.00%, 4/1/28	220,000	236,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
CenterPoint Energy, Inc.
4.25%, 11/1/28	$190,000	$206,743
Charles Schwab Corp. (The)
3.20%, 1/25/28	250,000	262,000
3.25%, 5/22/29	700,000	737,770
Charter Communications Operating LLC
4.46%, 7/23/22	480,000	503,756
4.91%, 7/23/25	450,000	493,897
4.20%, 3/15/28	150,000	159,141
6.38%, 10/23/35	550,000	687,171
5.38%, 4/1/38	100,000	113,530
6.48%, 10/23/45	235,000	291,736
5.38%, 5/1/47	420,000	468,546
5.75%, 4/1/48	175,000	202,958
5.13%, 7/1/49	650,000	704,606
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	500,000	551,157
Chubb INA Holdings, Inc.
3.15%, 3/15/25	241,000	253,986
3.35%, 5/3/26	180,000	192,453
Church & Dwight Co., Inc.
2.45%, 8/1/22(b)	100,000	100,882
3.15%, 8/1/27	360,000	374,757
Cigna Corp.
4.75%, 11/15/21(d)	16,000	16,745
3.05%, 11/30/22(d)	85,000	86,624
3.00%, 7/15/23(d)	80,000	81,389
4.13%, 11/15/25	140,000	151,258
4.50%, 2/25/26(d)	110,000	120,401
3.40%, 3/1/27(d)	120,000	124,785
3.05%, 10/15/27(d)	500,000	506,561
4.38%, 10/15/28	485,000	538,985
4.80%, 8/15/38	400,000	464,255
6.13%, 11/15/41(d)	21,000	27,192
4.80%, 7/15/46(d)	375,000	432,573
3.88%, 10/15/47(d)	296,000	300,169
4.90%, 12/15/48	270,000	321,146
Cimarex Energy Co.
4.38%, 6/1/24	63,000	66,068
3.90%, 5/15/27(b)	250,000	255,003
Cisco Systems, Inc.
2.95%, 2/28/26(b)	225,000	236,458
2.50%, 9/20/26(b)	40,000	41,032
Citigroup, Inc.
4.05%, 7/30/22	172,000	179,739
3.50%, 5/15/23	103,000	107,315
4.00%, 8/5/24	25,000	26,737
3.88%, 3/26/25	167,000	176,489
3.30%, 4/27/25	40,000	41,764
4.40%, 6/10/25	77,000	83,241
5.50%, 9/13/25	200,000	228,815
4.60%, 3/9/26	25,000	27,537
3.40%, 5/1/26	100,000	105,098
3.20%, 10/21/26	305,000	316,748
4.45%, 9/29/27	660,000	727,008
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(c)	520,000	560,000
6.63%, 1/15/28	150,000	189,974
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(c)	536,000	569,702
4.13%, 7/25/28	354,000	385,085
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	797,000	840,605
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(c)	185,000	202,860
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(c)	1,300,000	1,417,709
6.00%, 10/31/33	50,000	63,449
6.68%, 9/13/43	150,000	218,796
5.30%, 5/6/44	50,000	63,465
4.75%, 5/18/46	336,000	402,123
Citrix Systems, Inc.
4.50%, 12/1/27	25,000	27,197
Cleco Corporate Holdings LLC
3.74%, 5/1/26	64,000	66,537
Clorox Co. (The)
3.10%, 10/1/27	240,000	250,928
CMS Energy Corp.
3.00%, 5/15/26	250,000	256,181
3.45%, 8/15/27(b)	350,000	367,772
CNA Financial Corp.
5.75%, 8/15/21	2,000	2,117
CNOOC Finance 2015 USA LLC
4.38%, 5/2/28	340,000	378,080
Coca-Cola Co. (The)
2.25%, 9/1/26(b)	392,000	397,714
2.90%, 5/25/27	150,000	158,139
2.13%, 9/6/29	145,000	141,901
Colgate-Palmolive Co.
3.70%, 8/1/47(b)	200,000	233,512
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	48,000	52,205
Columbia Property Trust Operating Partnership L.P.
4.15%, 4/1/25	150,000	157,568
Comcast Corp.
3.00%, 2/1/24	550,000	569,263
3.38%, 2/15/25	25,000	26,382
3.38%, 8/15/25	261,000	276,708
3.15%, 3/1/26	316,000	331,890
2.35%, 1/15/27	850,000	850,535
3.30%, 2/1/27	95,000	100,863
3.15%, 2/15/28	230,000	241,710
CommonSpirit Health
4.19%, 10/1/49	300,000	306,561
Conagra Brands, Inc.
7.00%, 10/1/28	23,000	28,808
4.85%, 11/1/28(b)	595,000	676,293
5.40%, 11/1/48	25,000	29,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Concho Resources, Inc.
4.38%, 1/15/25	$258,000	$266,785
3.75%, 10/1/27	100,000	103,619
4.30%, 8/15/28(b)	55,000	59,078
4.88%, 10/1/47	390,000	435,733
4.85%, 8/15/48	40,000	44,823
Connecticut Light & Power Co. (The)
3.20%, 3/15/27, Series A	100,000	106,161
ConocoPhillips Co.
4.95%, 3/15/26	260,000	300,001
Constellation Brands, Inc.
4.75%, 11/15/24	95,000	105,327
4.40%, 11/15/25	142,000	155,918
3.70%, 12/6/26	413,000	441,984
3.50%, 5/9/27	162,000	169,978
4.50%, 5/9/47	270,000	304,985
4.10%, 2/15/48	215,000	227,997
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	38,468	40,810
Continental Resources, Inc.
4.50%, 4/15/23	114,000	118,912
4.90%, 6/1/44	70,000	71,252
Corning, Inc.
2.90%, 5/15/22	9,000	9,124
5.75%, 8/15/40	100,000	123,673
4.75%, 3/15/42	205,000	232,865
Costco Wholesale Corp.
2.75%, 5/18/24	128,000	132,258
3.00%, 5/18/27	80,000	84,779
Crown Castle International Corp.
4.88%, 4/15/22	83,000	88,059
3.20%, 9/1/24	20,000	20,712
4.45%, 2/15/26	100,000	109,422
3.70%, 6/15/26	80,000	84,544
4.00%, 3/1/27	295,000	318,238
3.65%, 9/1/27	537,000	568,489
4.30%, 2/15/29(b)	250,000	275,394
4.75%, 5/15/47	50,000	58,794
5.20%, 2/15/49	50,000	62,186
CSX Corp.
4.25%, 6/1/21	38,000	39,028
3.40%, 8/1/24	25,000	26,322
3.35%, 11/1/25	44,000	46,376
3.25%, 6/1/27	265,000	280,023
3.80%, 3/1/28	657,000	716,947
6.15%, 5/1/37	150,000	200,109
5.50%, 4/15/41	25,000	31,740
4.75%, 5/30/42	117,000	139,023
4.10%, 3/15/44	110,000	122,157
3.80%, 11/1/46	380,000	407,228
4.30%, 3/1/48	130,000	150,526
3.95%, 5/1/50	15,000	16,315
4.50%, 8/1/54	102,000	119,279
4.65%, 3/1/68	60,000	70,426
CubeSmart L.P.
3.13%, 9/1/26	35,000	35,628
4.38%, 2/15/29	25,000	27,627
CVS Health Corp.
2.13%, 6/1/21	310,000	310,215
3.50%, 7/20/22	2,000	2,066
4.75%, 12/1/22	400,000	425,022
4.00%, 12/5/23	179,000	189,363
4.10%, 3/25/25	250,000	268,628
3.88%, 7/20/25	683,000	728,449
2.88%, 6/1/26	150,000	151,937
4.30%, 3/25/28	1,797,000	1,960,428
3.25%, 8/15/29	395,000	401,977
4.88%, 7/20/35	445,000	511,243
4.78%, 3/25/38	605,000	688,312
5.13%, 7/20/45	325,000	384,574
5.05%, 3/25/48(b)	1,000,000	1,185,019
Dell International LLC
4.42%, 6/15/21(d)	50,000	51,497
5.45%, 6/15/23(d)	283,000	306,868
4.00%, 7/15/24(d)	35,000	36,569
6.02%, 6/15/26(d)	340,000	388,810
5.30%, 10/1/29(d)	370,000	409,898
8.10%, 7/15/36(d)	680,000	880,378
8.35%, 7/15/46(d)	365,000	490,376
Delta Air Lines, Inc.
4.38%, 4/19/28	45,000	46,733
Devon Energy Corp.
4.75%, 5/15/42	100,000	111,963
5.00%, 6/15/45	50,000	58,495
Digital Realty Trust L.P.
2.75%, 2/1/23	25,000	25,282
3.70%, 8/15/27	230,000	242,755
Dignity Health
5.27%, 11/1/64	10,000	11,963
Discover Bank
4.68%, 8/9/28, (4.682% fixed rate until 8/9/23; 5-year U.S. dollar Swap Rate + 1.73% thereafter)(c)	200,000	209,984
4.65%, 9/13/28	250,000	281,024
Discover Financial Services
3.95%, 11/6/24	71,000	75,416
3.75%, 3/4/25	210,000	221,833
Discovery Communications LLC
4.90%, 3/11/26	367,000	410,589
3.95%, 3/20/28	85,000	89,885
5.00%, 9/20/37	450,000	501,144
6.35%, 6/1/40	50,000	63,315
4.95%, 5/15/42	30,000	32,706
4.88%, 4/1/43	35,000	38,268
5.20%, 9/20/47	90,000	102,640
5.30%, 5/15/49	350,000	404,684
Dollar General Corp.
3.88%, 4/15/27	350,000	376,436
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24	120,000	126,223
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	25,000	24,967
3.07%, 8/15/24	318,000	326,192
3.90%, 10/1/25	207,000	221,756
4.25%, 6/1/28	75,000	83,083
5.25%, 8/1/33, Series F	45,000	54,124
7.00%, 6/15/38	25,000	35,029
4.90%, 8/1/41, Series C	60,000	70,831
4.70%, 12/1/44(b)	100,000	117,147
4.60%, 3/15/49, Series A	45,000	52,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(c)	$6,000	$6,480
Dow Chemical Co. (The)
3.00%, 11/15/22	40,000	40,922
3.50%, 10/1/24	238,000	249,699
4.80%, 11/30/28(b)	100,000	113,206
7.38%, 11/1/29	336,000	444,780
4.25%, 10/1/34	70,000	75,093
5.25%, 11/15/41	30,000	34,292
4.38%, 11/15/42	225,000	237,187
4.63%, 10/1/44	80,000	87,326
4.80%, 5/15/49	543,000	612,982
DPL, Inc.
4.35%, 4/15/29(b)(d)	400,000	374,812
DTE Energy Co.
3.70%, 8/1/23, Series D	305,000	318,518
3.50%, 6/1/24, Series C	284,000	295,621
2.53%, 10/1/24, Series C	195,000	195,305
Duke Energy Carolinas LLC
2.95%, 12/1/26	120,000	125,012
3.95%, 11/15/28	200,000	222,486
Duke Energy Corp.
3.05%, 8/15/22	130,000	133,100
3.95%, 10/15/23	125,000	132,359
3.75%, 4/15/24	350,000	371,063
2.65%, 9/1/26	137,000	138,099
3.15%, 8/15/27	175,000	181,909
3.40%, 6/15/29	42,000	44,108
4.80%, 12/15/45	35,000	42,066
3.75%, 9/1/46	209,000	218,367
3.95%, 8/15/47(b)	250,000	270,343
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	57,751
Duke Energy Progress LLC
3.25%, 8/15/25	40,000	42,210
3.70%, 9/1/28	50,000	54,814
3.45%, 3/15/29	54,000	58,203
Duke Realty L.P.
3.75%, 12/1/24	230,000	243,659
3.25%, 6/30/26	265,000	275,521
4.00%, 9/15/28	50,000	54,795
DuPont de Nemours, Inc.
4.21%, 11/15/23	25,000	26,732
4.49%, 11/15/25	940,000	1,034,979
4.73%, 11/15/28(b)	485,000	549,867
5.42%, 11/15/48	100,000	124,718
DXC Technology Co.
4.25%, 4/15/24(b)	323,000	339,368
4.75%, 4/15/27	245,000	258,246
Eagle Materials, Inc.
4.50%, 8/1/26	300,000	313,552
Eastman Chemical Co.
3.60%, 8/15/22	50,000	51,684
3.80%, 3/15/25	388,000	407,402
4.50%, 12/1/28	40,000	44,407
4.65%, 10/15/44	100,000	108,022
Eaton Corp.
3.10%, 9/15/27	400,000	417,145
Eaton Vance Corp.
3.50%, 4/6/27	118,000	124,891
eBay, Inc.
3.80%, 3/9/22	244,000	252,569
2.75%, 1/30/23	30,000	30,419
3.45%, 8/1/24	37,000	38,653
3.60%, 6/5/27	165,000	171,525
4.00%, 7/15/42	160,000	158,024
Ecolab, Inc.
2.70%, 11/1/26	425,000	436,965
3.25%, 12/1/27	25,000	26,551
Edison International
4.13%, 3/15/28	45,000	45,534
Eli Lilly & Co.
2.75%, 6/1/25(b)	220,000	226,989
3.38%, 3/15/29	350,000	377,789
Enable Midstream Partners L.P.
3.90%, 5/15/24	78,000	78,660
4.40%, 3/15/27	35,000	34,179
4.95%, 5/15/28	170,000	170,108
Enbridge Energy Partners L.P.
5.88%, 10/15/25	25,000	29,035
Energy Transfer Operating L.P.
4.65%, 6/1/21	10,000	10,266
4.75%, 1/15/26	405,000	433,327
5.50%, 6/1/27	100,000	110,683
5.25%, 4/15/29	100,000	110,457
6.63%, 10/15/36	100,000	118,334
5.80%, 6/15/38, Series 20Y	146,000	165,055
7.50%, 7/1/38	40,000	50,973
6.05%, 6/1/41	42,000	46,707
6.50%, 2/1/42	283,000	331,202
5.95%, 10/1/43	71,000	78,085
5.15%, 3/15/45	55,000	55,885
6.13%, 12/15/45	305,000	344,464
5.30%, 4/15/47	25,000	26,011
Energy Transfer Partners L.P.
5.00%, 10/1/22	175,000	185,395
Entergy Corp.
2.95%, 9/1/26	469,000	477,640
Entergy Texas, Inc.
4.50%, 3/30/39	200,000	235,573
Enterprise Products Operating LLC
3.35%, 3/15/23	200,000	206,666
3.90%, 2/15/24	115,000	122,074
3.75%, 2/15/25	118,000	125,488
4.15%, 10/16/28	400,000	437,636
6.13%, 10/15/39	250,000	325,051
5.95%, 2/1/41	109,000	138,868
4.85%, 8/15/42	466,000	530,079
4.45%, 2/15/43	97,000	104,938
5.10%, 2/15/45	285,000	338,299
4.90%, 5/15/46	302,000	348,209
4.25%, 2/15/48	35,000	37,493
4.20%, 1/31/50	150,000	161,208
4.95%, 10/15/54	150,000	174,531
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(c)	433,000	435,823
EOG Resources, Inc.
4.15%, 1/15/26(b)	100,000	110,110
EPR Properties
4.75%, 12/15/26	250,000	272,898
4.50%, 6/1/27	250,000	268,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
EQM Midstream Partners L.P.
4.00%, 8/1/24	$200,000	$188,819
5.50%, 7/15/28	456,000	420,315
6.50%, 7/15/48	62,000	52,786
EQT Corp.
3.90%, 10/1/27(b)	101,000	88,093
Equifax, Inc.
2.30%, 6/1/21	80,000	80,039
ERP Operating L.P.
3.25%, 8/1/27	308,000	324,686
3.50%, 3/1/28	300,000	320,642
Essex Portfolio L.P.
3.25%, 5/1/23	185,000	189,742
4.00%, 3/1/29	100,000	108,920
3.00%, 1/15/30	150,000	152,041
Eversource Energy
2.75%, 3/15/22, Series K	282,000	286,114
2.90%, 10/1/24, Series L	326,000	333,819
Exelon Corp.
3.95%, 6/15/25	460,000	494,565
3.40%, 4/15/26	75,000	78,440
4.95%, 6/15/35	20,000	23,388
5.10%, 6/15/45	100,000	122,223
4.45%, 4/15/46	65,000	73,460
Exelon Generation Co. LLC
6.25%, 10/1/39	60,000	74,881
5.60%, 6/15/42	97,000	113,755
Expedia Group, Inc.
4.50%, 8/15/24	30,000	32,371
5.00%, 2/15/26	350,000	388,803
3.25%, 2/15/30(d)	150,000	146,544
Exxon Mobil Corp.
3.57%, 3/6/45	300,000	327,656
4.11%, 3/1/46	50,000	60,131
3.10%, 8/16/49	250,000	253,185
Federal Realty Investment Trust
3.20%, 6/15/29	300,000	312,460
FedEx Corp.
2.63%, 8/1/22	155,000	157,056
4.00%, 1/15/24	20,000	21,402
3.25%, 4/1/26(b)	106,000	110,425
3.30%, 3/15/27	79,000	81,646
3.10%, 8/5/29	200,000	199,037
3.88%, 8/1/42	70,000	68,652
4.10%, 4/15/43	181,000	179,871
4.75%, 11/15/45	561,000	604,693
4.55%, 4/1/46	90,000	94,428
4.40%, 1/15/47	370,000	377,505
4.05%, 2/15/48	150,000	147,164
Fidelity National Financial, Inc.
4.50%, 8/15/28	220,000	238,077
Fidelity National Information Services, Inc.
5.00%, 10/15/25	491,000	561,040
3.00%, 8/15/26	70,000	72,191
4.25%, 5/15/28, Series 10Y	72,000	80,607
3.75%, 5/21/29(b)	141,000	153,592
4.50%, 8/15/46	25,000	28,947
4.75%, 5/15/48, Series 30Y	40,000	48,256
Fifth Third Bancorp
4.30%, 1/16/24	225,000	242,151
8.25%, 3/1/38	100,000	154,206
First Republic Bank
4.63%, 2/13/47	250,000	291,759
FirstEnergy Corp.
3.90%, 7/15/27, Series B	100,000	107,093
7.38%, 11/15/31, Series C	181,000	253,808
4.85%, 7/15/47, Series C	75,000	89,144
Fiserv, Inc.
4.20%, 10/1/28	637,000	704,252
4.40%, 7/1/49	250,000	279,721
Florida Power & Light Co.
4.05%, 6/1/42	285,000	331,154
3.99%, 3/1/49	188,000	220,572
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	8,230
Fluor Corp.
4.25%, 9/15/28	250,000	246,776
FMC Corp.
3.45%, 10/1/29	60,000	62,171
4.50%, 10/1/49	250,000	271,947
Ford Motor Co.
4.35%, 12/8/26	135,000	136,429
6.63%, 10/1/28	40,000	43,821
7.45%, 7/16/31	350,000	406,706
4.75%, 1/15/43	175,000	152,916
7.40%, 11/1/46	25,000	28,172
5.29%, 12/8/46	245,000	230,041
Ford Motor Credit Co. LLC
3.81%, 1/9/24	500,000	500,779
4.69%, 6/9/25	237,000	243,840
4.13%, 8/4/25	200,000	200,080
3.82%, 11/2/27	200,000	190,266
Fortive Corp.
3.15%, 6/15/26	200,000	205,141
Fox Corp.
3.67%, 1/25/22(d)	100,000	103,268
4.03%, 1/25/24(d)	265,000	282,051
4.71%, 1/25/29(d)	33,000	37,480
5.48%, 1/25/39(d)	90,000	110,906
5.58%, 1/25/49(d)	290,000	370,054
Franklin Resources, Inc.
2.85%, 3/30/25	145,000	150,236
GATX Corp.
3.25%, 3/30/25	170,000	174,142
3.85%, 3/30/27	110,000	114,741
3.50%, 3/15/28	300,000	306,914
4.55%, 11/7/28	90,000	98,841
4.70%, 4/1/29	70,000	78,322
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(b)	290,000	299,997
4.42%, 11/15/35	920,000	991,946
General Dynamics Corp.
2.38%, 11/15/24	132,000	134,607
3.50%, 5/15/25	65,000	69,576
2.13%, 8/15/26	318,000	316,908
2.63%, 11/15/27(b)	50,000	51,119
3.75%, 5/15/28	100,000	111,249
General Electric Co.
4.65%, 10/17/21	170,000	177,688
2.70%, 10/9/22	198,000	199,720
6.75%, 3/15/32, Series A	465,000	603,081
6.15%, 8/7/37	60,000	74,955
5.88%, 1/14/38	670,000	822,392
6.88%, 1/10/39	385,000	518,771
4.13%, 10/9/42	4,000	4,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
General Mills, Inc.
3.65%, 2/15/24	$2,000	$2,106
3.20%, 2/10/27(b)	350,000	368,385
4.20%, 4/17/28	275,000	306,897
4.15%, 2/15/43	135,000	146,296
4.70%, 4/17/48	45,000	53,701
General Motors Co.
4.00%, 4/1/25	39,000	40,794
4.20%, 10/1/27	100,000	102,301
5.00%, 4/1/35	90,000	93,016
6.60%, 4/1/36	331,000	385,360
5.15%, 4/1/38	500,000	512,224
6.25%, 10/2/43	250,000	277,450
5.20%, 4/1/45	75,000	74,839
6.75%, 4/1/46	175,000	203,909
General Motors Financial Co., Inc.
3.20%, 7/6/21	30,000	30,381
4.38%, 9/25/21	270,000	279,368
3.45%, 1/14/22	20,000	20,396
3.45%, 4/10/22	84,000	85,675
3.15%, 6/30/22	330,000	335,663
4.00%, 1/15/25	283,000	293,471
4.35%, 4/9/25	75,000	79,064
4.30%, 7/13/25	111,000	116,995
5.25%, 3/1/26	60,000	65,422
4.00%, 10/6/26	100,000	102,550
4.35%, 1/17/27	385,000	399,545
3.85%, 1/5/28	111,000	111,884
Genpact Luxembourg SARL
3.70%, 4/1/22	130,000	132,206
Georgia Power Co.
3.25%, 3/30/27	425,000	440,960
Gilead Sciences, Inc.
3.50%, 2/1/25	250,000	264,407
3.65%, 3/1/26	260,000	279,689
2.95%, 3/1/27	300,000	310,943
Global Payments, Inc.
3.75%, 6/1/23	35,000	36,515
4.80%, 4/1/26	125,000	139,357
4.45%, 6/1/28	160,000	176,520
Globe Life, Inc.
4.55%, 9/15/28	427,000	475,613
GLP Capital L.P.
5.25%, 6/1/25	250,000	275,005
5.38%, 4/15/26	105,000	115,947
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	128,000	133,830
3.75%, 5/22/25	147,000	155,552
4.25%, 10/21/25	276,000	298,250
3.75%, 2/25/26	125,000	132,736
3.50%, 11/16/26	100,000	104,440
5.95%, 1/15/27	150,000	179,827
3.85%, 1/26/27	770,000	820,540
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	645,000	684,302
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	850,000	910,207
6.75%, 10/1/37	972,000	1,338,853
5.15%, 5/22/45	325,000	400,330
Halliburton Co.
3.50%, 8/1/23	50,000	51,875
3.80%, 11/15/25	100,000	105,492
4.85%, 11/15/35	55,000	61,106
6.70%, 9/15/38	170,000	222,887
7.45%, 9/15/39	78,000	111,222
4.50%, 11/15/41	2,000	2,098
5.00%, 11/15/45	540,000	603,780
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/43	65,000	72,527
4.40%, 3/15/48	235,000	270,445
Hasbro, Inc.
3.50%, 9/15/27	200,000	198,073
6.35%, 3/15/40	156,000	181,759
HCA, Inc.
5.25%, 4/15/25	325,000	362,269
5.13%, 6/15/39	500,000	554,747
5.50%, 6/15/47	250,000	289,678
5.25%, 6/15/49	350,000	395,080
Healthcare Realty Trust, Inc.
3.63%, 1/15/28	25,000	26,057
Healthcare Trust of America Holdings L.P.
3.10%, 2/15/30	250,000	248,950
Healthpeak Properties, Inc.
4.25%, 11/15/23	20,000	21,411
4.20%, 3/1/24	15,000	16,043
3.88%, 8/15/24	55,000	58,670
3.40%, 2/1/25	59,000	61,816
4.00%, 6/1/25(b)	85,000	91,563
3.25%, 7/15/26	350,000	363,966
Hershey Co. (The)
2.30%, 8/15/26	85,000	85,729
Hess Corp.
4.30%, 4/1/27	100,000	105,215
6.00%, 1/15/40	175,000	202,593
5.60%, 2/15/41	100,000	114,201
5.80%, 4/1/47	250,000	297,011
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	380,000	421,663
6.20%, 10/15/35	50,000	60,111
6.35%, 10/15/45	260,000	310,416
Hexcel Corp.
4.70%, 8/15/25	133,000	143,887
3.95%, 2/15/27	150,000	157,037
Highwoods Realty L.P.
4.13%, 3/15/28	25,000	26,688
4.20%, 4/15/29	100,000	107,871
3.05%, 2/15/30	250,000	246,958
Home Depot, Inc. (The)
3.35%, 9/15/25	255,000	272,815
3.00%, 4/1/26	155,000	162,754
2.80%, 9/14/27	575,000	602,341
2.95%, 6/15/29	145,000	151,685
Honeywell International, Inc.
2.50%, 11/1/26(b)	670,000	683,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	$40,000	$42,636
4.00%, 6/15/25, Series E	21,000	22,383
HP, Inc.
6.00%, 9/15/41	350,000	389,827
Hubbell, Inc.
3.63%, 11/15/22	25,000	25,895
3.15%, 8/15/27	8,000	8,089
3.50%, 2/15/28	96,000	99,454
Hudson Pacific Properties L.P.
3.95%, 11/1/27	175,000	184,067
4.65%, 4/1/29	185,000	204,031
Humana, Inc.
3.15%, 12/1/22	15,000	15,369
3.95%, 3/15/27	315,000	338,657
4.95%, 10/1/44	75,000	87,960
Huntington Bancshares, Inc.
2.63%, 8/6/24	111,000	112,260
4.00%, 5/15/25(b)	237,000	255,402
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	25,000	26,245
Huntington National Bank (The)
3.55%, 10/6/23	100,000	104,976
Huntsman International LLC
4.50%, 5/1/29	375,000	396,646
IDEX Corp.
4.50%, 12/15/20	10,000	10,182
Illinois Tool Works, Inc.
2.65%, 11/15/26	99,000	101,919
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21(b)	75,000	75,557
4.25%, 6/15/23	218,000	232,829
5.75%, 6/15/43	130,000	169,014
Ingersoll-Rand Luxembourg Finance S.A.
3.55%, 11/1/24	98,000	102,872
3.80%, 3/21/29	150,000	160,350
Ingredion, Inc.
3.20%, 10/1/26	109,000	110,684
Intel Corp.
2.88%, 5/11/24	70,000	72,590
3.70%, 7/29/25	178,000	192,588
2.60%, 5/19/26	100,000	102,572
3.15%, 5/11/27	304,000	322,348
Intercontinental Exchange, Inc.
3.75%, 12/1/25	136,000	146,963
3.10%, 9/15/27	90,000	94,307
3.75%, 9/21/28	358,000	392,538
International Business Machines Corp.
7.00%, 10/30/25	129,000	161,709
3.45%, 2/19/26(b)	160,000	170,502
3.30%, 5/15/26	300,000	315,944
3.30%, 1/27/27(b)	150,000	159,293
3.50%, 5/15/29(b)	1,200,000	1,294,994
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	177,000	185,135
5.00%, 9/26/48	50,000	58,490
International Lease Finance Corp.
8.63%, 1/15/22	30,000	33,863
International Paper Co.
3.65%, 6/15/24	163,000	171,622
3.80%, 1/15/26	155,000	164,990
3.00%, 2/15/27(b)	436,000	445,689
7.30%, 11/15/39	100,000	139,313
6.00%, 11/15/41	75,000	92,468
4.80%, 6/15/44	55,000	60,287
4.40%, 8/15/47	85,000	90,442
4.35%, 8/15/48	100,000	106,240
Interpublic Group of Cos., Inc. (The)
4.20%, 4/15/24	176,000	189,031
5.40%, 10/1/48(b)	135,000	163,848
Interstate Power & Light Co.
6.25%, 7/15/39	10,000	13,447
3.70%, 9/15/46	200,000	209,521
ITC Holdings Corp.
3.25%, 6/30/26	75,000	77,577
Jabil, Inc.
3.95%, 1/12/28	134,000	138,559
Jefferies Group LLC
4.85%, 1/15/27	153,000	166,249
4.15%, 1/23/30	279,000	287,749
6.25%, 1/15/36(b)	121,000	143,218
6.50%, 1/20/43	125,000	148,580
JM Smucker Co. (The)
4.25%, 3/15/35	150,000	163,073
4.38%, 3/15/45	5,000	5,469
John Deere Capital Corp.
3.35%, 6/12/24	44,000	46,449
3.45%, 3/13/25	135,000	144,272
3.05%, 1/6/28	25,000	26,313
2.80%, 7/18/29	300,000	310,193
Johnson & Johnson
3.40%, 1/15/38	650,000	702,429
3.75%, 3/3/47(b)	500,000	575,454
Johnson Controls International PLC
3.90%, 2/14/26	10,000	10,717
4.63%, 7/2/44	180,000	197,155
5.13%, 9/14/45	11,000	12,851
4.50%, 2/15/47	25,000	27,282
JPMorgan Chase & Co.
3.13%, 1/23/25	180,000	186,685
3.90%, 7/15/25	50,000	53,735
3.30%, 4/1/26	370,000	388,948
3.20%, 6/15/26	245,000	255,909
2.95%, 10/1/26	53,000	54,723
7.63%, 10/15/26	517,000	669,066
4.13%, 12/15/26	439,000	480,591
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(c)	250,000	270,383
8.00%, 4/29/27	1,000	1,333
4.25%, 10/1/27	120,000	132,576
3.63%, 12/1/27	35,000	36,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(c)	$750,000	$806,947
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	490,000	519,978
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	425,000	450,403
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(c)	682,000	748,438
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(c)	305,000	338,429
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(c)	400,000	453,498
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	27,046
5.95%, 3/15/41	161,000	182,665
Kaiser Foundation Hospitals
4.15%, 5/1/47	250,000	291,762
Kansas City Southern
4.30%, 5/15/43	19,000	21,181
4.70%, 5/1/48	125,000	148,416
Kellogg Co.
4.00%, 12/15/20	30,000	30,595
2.65%, 12/1/23	16,000	16,314
3.25%, 4/1/26	145,000	150,353
3.40%, 11/15/27	155,000	162,258
7.45%, 4/1/31, Series B	50,000	69,956
4.50%, 4/1/46	112,000	125,380
Kemper Corp.
4.35%, 2/15/25	125,000	132,148
Kennametal, Inc.
4.63%, 6/15/28	240,000	256,962
Keurig Dr Pepper, Inc.
4.42%, 5/25/25	65,000	70,981
2.55%, 9/15/26	25,000	24,867
3.43%, 6/15/27	140,000	146,552
4.60%, 5/25/28(b)	170,000	192,964
4.99%, 5/25/38(b)	115,000	135,364
4.50%, 11/15/45	100,000	109,847
5.09%, 5/25/48	125,000	150,458
KeyCorp
4.15%, 10/29/25	241,000	263,537
4.10%, 4/30/28	240,000	263,024
2.55%, 10/1/29	90,000	88,152
Kilroy Realty L.P.
3.45%, 12/15/24	87,000	90,272
4.38%, 10/1/25	160,000	173,343
4.25%, 8/15/29	50,000	54,558
Kimberly-Clark Corp.
3.20%, 4/25/29	250,000	268,109
Kimco Realty Corp.
3.30%, 2/1/25	142,000	147,113
2.80%, 10/1/26	197,000	198,039
4.25%, 4/1/45(b)	29,000	31,252
4.45%, 9/1/47	105,000	117,241
3.70%, 10/1/49	150,000	149,062
Kinder Morgan Energy Partners L.P.
3.50%, 3/1/21	30,000	30,422
3.50%, 9/1/23	25,000	25,895
7.30%, 8/15/33	1,000	1,325
6.95%, 1/15/38	90,000	116,765
6.50%, 9/1/39	123,000	153,802
6.55%, 9/15/40	250,000	312,862
6.38%, 3/1/41	8,000	9,864
5.63%, 9/1/41	250,000	287,435
5.00%, 3/1/43	328,000	357,010
5.40%, 9/1/44	75,000	85,063
Kinder Morgan, Inc.
4.30%, 6/1/25	286,000	308,544
4.30%, 3/1/28(b)	500,000	542,326
7.75%, 1/15/32	150,000	204,977
5.30%, 12/1/34	425,000	486,962
5.55%, 6/1/45	291,000	342,383
5.20%, 3/1/48(b)	100,000	115,480
Kirby Corp.
4.20%, 3/1/28	30,000	31,803
KLA Corp.
4.65%, 11/1/24	425,000	467,305
Kohl’s Corp.
4.25%, 7/17/25	85,000	89,093
5.55%, 7/17/45	327,000	333,406
Kraft Heinz Foods Co.
3.50%, 6/6/22	341,000	352,616
3.95%, 7/15/25	65,000	68,296
3.00%, 6/1/26	456,000	454,720
4.63%, 1/30/29	55,000	60,281
6.75%, 3/15/32	250,000	311,626
5.00%, 7/15/35	79,000	86,280
6.88%, 1/26/39	456,000	571,693
6.50%, 2/9/40	55,000	66,913
5.20%, 7/15/45	440,000	475,363
4.88%, 10/1/49(d)	450,000	468,739
Kroger Co. (The)
2.80%, 8/1/22	500,000	509,216
2.65%, 10/15/26(b)	425,000	426,156
3.70%, 8/1/27	245,000	262,430
5.15%, 8/1/43	50,000	57,140
4.45%, 2/1/47	205,000	219,515
4.65%, 1/15/48	149,000	163,647
L3Harris Technologies, Inc.
4.95%, 2/15/21(d)	10,000	10,262
3.95%, 5/28/24(d)	5,000	5,313
3.83%, 4/27/25	300,000	320,202
4.40%, 6/15/28(d)	250,000	279,543
4.40%, 6/15/28	55,000	61,500
4.85%, 4/27/35	67,000	79,629
5.05%, 4/27/45	50,000	62,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Laboratory Corp. of America Holdings
3.25%, 9/1/24	$100,000	$103,894
3.60%, 2/1/25	263,000	275,686
3.60%, 9/1/27(b)	225,000	238,557
Lam Research Corp.
3.80%, 3/15/25	88,000	93,896
3.75%, 3/15/26	50,000	53,676
4.00%, 3/15/29	575,000	635,027
Lazard Group LLC
3.75%, 2/13/25	35,000	36,563
Lear Corp.
4.25%, 5/15/29(b)	250,000	258,173
Legg Mason, Inc.
5.63%, 1/15/44	15,000	16,878
Leggett & Platt, Inc.
3.50%, 11/15/27	25,000	25,512
Liberty Property L.P.
4.38%, 2/1/29	60,000	68,589
LifeStorage L.P.
3.50%, 7/1/26	60,000	61,913
3.88%, 12/15/27	25,000	26,518
Lincoln National Corp.
4.00%, 9/1/23	492,000	524,226
4.35%, 3/1/48	53,000	58,416
Loews Corp.
3.75%, 4/1/26	5,000	5,382
Lowe’s Cos., Inc.
3.12%, 4/15/22	250,000	256,332
3.38%, 9/15/25	355,000	374,012
2.50%, 4/15/26	25,000	25,116
3.10%, 5/3/27	234,000	243,160
3.65%, 4/5/29	210,000	225,269
4.25%, 9/15/44	155,000	168,229
3.70%, 4/15/46	440,000	450,518
4.05%, 5/3/47	420,000	452,100
LYB International Finance B.V.
4.00%, 7/15/23	45,000	47,602
5.25%, 7/15/43	200,000	233,090
4.88%, 3/15/44	270,000	301,298
LYB International Finance II B.V.
3.50%, 3/2/27	20,000	20,847
LyondellBasell Industries N.V.
5.75%, 4/15/24	200,000	225,684
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	30,000	29,652
3.63%, 6/1/24(b)	87,000	87,104
4.50%, 12/15/34	23,000	21,481
Magellan Midstream Partners L.P.
5.15%, 10/15/43	2,000	2,344
4.20%, 10/3/47	150,000	157,937
4.85%, 2/1/49(b)	185,000	213,159
Marathon Oil Corp.
2.80%, 11/1/22	30,000	30,465
3.85%, 6/1/25	30,000	31,452
4.40%, 7/15/27	115,000	123,906
6.60%, 10/1/37	527,000	650,820
Marathon Petroleum Corp.
6.50%, 3/1/41	100,000	127,039
4.75%, 9/15/44	40,000	43,677
4.50%, 4/1/48	25,000	26,422
5.00%, 9/15/54	95,000	102,290
Markel Corp.
3.50%, 11/1/27	100,000	103,483
5.00%, 4/5/46	165,000	191,187
4.30%, 11/1/47	85,000	89,576
5.00%, 5/20/49	250,000	292,156
Marriott International, Inc.
2.30%, 1/15/22	10,000	10,024
3.25%, 9/15/22	29,000	29,774
4.15%, 12/1/23, Series Z	29,000	30,973
3.13%, 6/15/26, Series R	100,000	102,751
Marsh & McLennan Cos., Inc.
3.50%, 3/10/25	35,000	36,716
3.75%, 3/14/26	246,000	264,261
Martin Marietta Materials, Inc.
3.45%, 6/1/27	25,000	25,818
4.25%, 12/15/47(b)	180,000	188,568
Massachusetts Institute of Technology
4.68%, 7/1/2114	100,000	135,263
Mastercard, Inc.
3.38%, 4/1/24	141,000	149,662
2.95%, 6/1/29	145,000	152,468
McCormick & Co., Inc.
3.40%, 8/15/27	110,000	115,442
McDonald’s Corp.
3.35%, 4/1/23	35,000	36,448
3.38%, 5/26/25	155,000	163,372
3.70%, 1/30/26	478,000	514,395
3.80%, 4/1/28(b)	960,000	1,051,771
4.70%, 12/9/35	50,000	59,888
6.30%, 3/1/38	18,000	24,845
4.88%, 7/15/40	258,000	311,554
4.60%, 5/26/45	92,000	108,925
4.88%, 12/9/45	110,000	135,190
4.45%, 3/1/47	35,000	40,636
4.45%, 9/1/48	150,000	175,267
McKesson Corp.
3.80%, 3/15/24	40,000	42,171
4.75%, 5/30/29	15,000	16,776
4.88%, 3/15/44	100,000	109,584
Medtronic Global Holdings SCA
3.35%, 4/1/27	185,000	198,092
Medtronic, Inc.
3.50%, 3/15/25	672,000	719,717
Merck & Co., Inc.
2.75%, 2/10/25	345,000	356,105
3.40%, 3/7/29	500,000	543,803
Mercury General Corp.
4.40%, 3/15/27	160,000	168,685
MetLife, Inc.
6.40%, 12/15/66	100,000	122,639
Micron Technology, Inc.
5.33%, 2/6/29	115,000	128,893
Microsoft Corp.
4.20%, 11/3/35	50,000	59,650
3.45%, 8/8/36	250,000	276,016
4.10%, 2/6/37	550,000	651,309
5.30%, 2/8/41	245,000	338,100
3.50%, 11/15/42	525,000	578,599
4.88%, 12/15/43	275,000	364,007
3.75%, 2/12/45	70,000	80,343
4.45%, 11/3/45	515,000	650,087
3.70%, 8/8/46	775,000	887,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
4.25%, 2/6/47, Series 30Y	$400,000	$496,620
4.00%, 2/12/55	500,000	594,936
4.75%, 11/3/55	25,000	33,479
3.95%, 8/8/56	740,000	870,814
4.50%, 2/6/57	500,000	648,771
Mid-America Apartments L.P.
3.75%, 6/15/24	37,000	39,003
3.60%, 6/1/27	125,000	133,224
3.95%, 3/15/29	290,000	318,692
MidAmerican Energy Co.
3.10%, 5/1/27	200,000	211,163
Molson Coors Brewing Co.
3.00%, 7/15/26	157,000	157,986
5.00%, 5/1/42	100,000	108,474
4.20%, 7/15/46	205,000	202,246
Mondelez International, Inc.
4.00%, 2/1/24	90,000	95,941
3.63%, 2/13/26	100,000	106,809
4.63%, 5/7/48	165,000	193,437
Morgan Stanley
4.88%, 11/1/22	210,000	225,229
4.00%, 7/23/25	64,000	69,238
5.00%, 11/24/25	162,000	182,488
3.88%, 1/27/26	633,000	682,660
4.35%, 9/8/26	250,000	273,750
3.63%, 1/20/27	1,027,000	1,095,653
3.95%, 4/23/27(b)	440,000	471,465
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	600,000	637,743
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	292,000	313,983
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)(c)	450,000	507,908
Mosaic Co. (The)
4.25%, 11/15/23	100,000	106,688
4.05%, 11/15/27(b)	277,000	288,955
4.88%, 11/15/41	68,000	71,186
5.63%, 11/15/43(b)	38,000	44,003
Motorola Solutions, Inc.
4.00%, 9/1/24	262,000	277,172
4.60%, 2/23/28	50,000	54,028
5.50%, 9/1/44	100,000	110,277
MPLX L.P.
4.50%, 7/15/23	60,000	63,641
4.88%, 12/1/24	233,000	252,240
5.25%, 1/15/25(d)	355,000	372,797
4.00%, 2/15/25	157,000	163,649
4.88%, 6/1/25	106,000	114,913
4.13%, 3/1/27	410,000	425,907
4.00%, 3/15/28	190,000	194,869
5.20%, 3/1/47	150,000	158,432
5.20%, 12/1/47(d)	25,000	26,210
4.70%, 4/15/48	210,000	209,166
5.50%, 2/15/49	295,000	325,298
4.90%, 4/15/58	30,000	29,702
MUFG Americas Holdings Corp.
3.00%, 2/10/25	17,000	17,329
Mylan N.V.
3.95%, 6/15/26	554,000	576,664
5.25%, 6/15/46	290,000	319,724
Mylan, Inc.
5.40%, 11/29/43	425,000	467,392
Nasdaq, Inc.
4.25%, 6/1/24	154,000	166,186
National Fuel Gas Co.
3.95%, 9/15/27	150,000	153,239
4.75%, 9/1/28	65,000	68,814
National Grid USA
5.80%, 4/1/35	145,000	178,835
National Oilwell Varco, Inc.
3.95%, 12/1/42	105,000	95,527
National Retail Properties, Inc.
3.80%, 10/15/22	8,000	8,309
3.30%, 4/15/23	25,000	25,770
3.50%, 10/15/27	15,000	15,720
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	155,000	159,165
3.40%, 2/7/28	100,000	107,075
3.70%, 3/15/29	167,000	183,225
NetApp, Inc.
3.30%, 9/29/24	25,000	25,877
Newell Brands, Inc.
3.85%, 4/1/23	25,000	25,807
4.20%, 4/1/26	400,000	413,140
5.38%, 4/1/36	49,000	51,184
5.50%, 4/1/46	45,000	46,914
Newmont Goldcorp Corp.
3.50%, 3/15/22	112,000	115,131
3.70%, 3/15/23	244,000	253,903
2.80%, 10/1/29	85,000	84,300
6.25%, 10/1/39	90,000	120,347
4.88%, 3/15/42(b)	230,000	271,184
5.45%, 6/9/44	25,000	31,317
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/24	250,000	258,680
3.25%, 4/1/26	175,000	182,891
3.55%, 5/1/27	200,000	213,774
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(c)	33,000	33,700
NIKE, Inc.
2.38%, 11/1/26	400,000	409,146
NiSource, Inc.
3.49%, 5/15/27	200,000	209,851
5.95%, 6/15/41	2,000	2,590
5.25%, 2/15/43	98,000	119,546
5.65%, 2/1/45	394,000	509,390
4.38%, 5/15/47	25,000	28,013
3.95%, 3/30/48(b)	75,000	78,678
Noble Energy, Inc.
3.90%, 11/15/24	271,000	284,306
3.85%, 1/15/28	163,000	169,513
6.00%, 3/1/41	290,000	343,182
5.05%, 11/15/44	85,000	90,598
4.95%, 8/15/47	69,000	73,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Nordstrom, Inc.
4.00%, 3/15/27	$20,000	$20,574
5.00%, 1/15/44	250,000	244,394
Norfolk Southern Corp.
3.25%, 12/1/21	410,000	419,182
2.90%, 6/15/26	23,000	23,753
3.15%, 6/1/27(b)	100,000	104,920
3.80%, 8/1/28	445,000	490,776
3.94%, 11/1/47	271,000	296,564
4.05%, 8/15/52	132,000	147,573
5.10%, 8/1/2118	200,000	240,510
Northern Trust Corp.
3.15%, 5/3/29	250,000	262,731
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(c)	30,000	30,908
Northrop Grumman Corp.
3.50%, 3/15/21	117,000	119,319
2.55%, 10/15/22	25,000	25,360
3.25%, 8/1/23	11,000	11,450
2.93%, 1/15/25	250,000	257,009
3.20%, 2/1/27	100,000	104,145
3.25%, 1/15/28	100,000	104,376
3.85%, 4/15/45	285,000	310,719
4.03%, 10/15/47	300,000	337,114
Northrop Grumman Systems Corp.
7.75%, 2/15/31	170,000	246,592
NSTAR Electric Co.
3.20%, 5/15/27	250,000	263,318
Nucor Corp.
4.00%, 8/1/23	21,000	22,220
6.40%, 12/1/37	27,000	36,957
O’Reilly Automotive, Inc.
4.88%, 1/14/21	70,000	71,672
4.35%, 6/1/28	35,000	39,155
Occidental Petroleum Corp.
6.95%, 7/1/24	72,000	84,098
3.50%, 6/15/25	350,000	360,616
5.55%, 3/15/26	235,000	266,554
3.40%, 4/15/26	90,000	91,620
3.00%, 2/15/27	150,000	149,591
3.50%, 8/15/29	450,000	454,777
7.88%, 9/15/31	69,000	91,973
6.45%, 9/15/36	295,000	359,179
7.95%, 6/15/39	100,000	138,895
6.60%, 3/15/46	371,000	476,655
4.40%, 4/15/46	25,000	24,844
4.10%, 2/15/47	100,000	95,448
4.40%, 8/15/49(b)	500,000	508,586
Office Properties Income Trust
4.25%, 5/15/24	50,000	51,673
Oglethorpe Power Corp.
5.38%, 11/1/40	15,000	18,345
5.25%, 9/1/50	195,000	236,730
Ohio Edison Co.
6.88%, 7/15/36	165,000	234,836
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	135,000	147,600
Old Republic International Corp.
3.88%, 8/26/26	110,000	116,339
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	300,000	324,250
4.50%, 4/1/27	80,000	86,770
4.75%, 1/15/28	60,000	65,790
3.63%, 10/1/29	100,000	100,381
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25(b)	169,000	174,052
ONEOK Partners L.P.
5.00%, 9/15/23	150,000	162,827
6.20%, 9/15/43	50,000	61,027
ONEOK, Inc.
4.00%, 7/13/27	630,000	664,543
4.55%, 7/15/28	357,000	386,558
4.95%, 7/13/47	190,000	200,695
Oracle Corp.
2.95%, 11/15/24	500,000	519,537
2.65%, 7/15/26	150,000	152,987
3.25%, 11/15/27	825,000	877,297
Oshkosh Corp.
4.60%, 5/15/28	32,000	34,560
Owens Corning
4.20%, 12/1/24	25,000	26,369
3.40%, 8/15/26	200,000	202,662
7.00%, 12/1/36	32,000	39,400
Packaging Corp. of America
2.45%, 12/15/20	50,000	50,318
3.65%, 9/15/24	42,000	44,162
Parker-Hannifin Corp.
3.25%, 3/1/27	100,000	104,320
3.25%, 6/14/29	1,197,000	1,244,490
Pentair Finance Sarl
4.50%, 7/1/29	583,000	612,148
PepsiCo, Inc.
2.75%, 4/30/25	145,000	151,105
3.00%, 10/15/27	650,000	691,096
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	390,000	362,163
Pfizer, Inc.
2.75%, 6/3/26(b)	100,000	103,478
3.00%, 12/15/26	175,000	185,137
3.45%, 3/15/29	500,000	542,068
Philip Morris International, Inc.
3.25%, 11/10/24	77,000	80,840
3.38%, 8/11/25	60,000	63,229
2.75%, 2/25/26	44,000	44,813
3.13%, 8/17/27	35,000	36,368
3.13%, 3/2/28	73,000	75,479
Phillips 66
4.65%, 11/15/34	147,000	172,912
4.88%, 11/15/44	215,000	261,175
Phillips 66 Partners L.P.
3.75%, 3/1/28	245,000	255,136
4.90%, 10/1/46	100,000	113,017
Physicians Realty L.P.
3.95%, 1/15/28	25,000	26,302
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/29	78,000	83,514
Pioneer Natural Resources Co.
4.45%, 1/15/26	50,000	54,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Plains All American Pipeline L.P.
3.65%, 6/1/22	$40,000	$40,931
3.60%, 11/1/24	534,000	545,224
4.65%, 10/15/25	240,000	255,200
4.50%, 12/15/26	320,000	337,094
4.70%, 6/15/44	47,000	44,227
4.90%, 2/15/45	105,000	101,718
PNC Bank NA
3.25%, 6/1/25	458,000	481,541
3.25%, 1/22/28	375,000	395,410
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/29	310,000	331,493
PPG Industries, Inc.
2.80%, 8/15/29	45,000	45,219
PPL Capital Funding, Inc.
4.70%, 6/1/43	115,000	130,863
5.00%, 3/15/44	45,000	52,965
Praxair, Inc.
3.20%, 1/30/26(b)	200,000	211,311
Princeton University
5.70%, 3/1/39	215,000	305,851
Principal Financial Group, Inc.
3.40%, 5/15/25	25,000	26,184
3.10%, 11/15/26	25,000	25,963
Procter & Gamble Co. (The)
3.50%, 10/25/47(b)	250,000	284,963
Progress Energy, Inc.
4.40%, 1/15/21(b)	70,000	71,450
6.00%, 12/1/39	200,000	264,738
Progressive Corp. (The)
2.45%, 1/15/27	25,000	25,263
6.63%, 3/1/29	75,000	98,917
Prologis L.P.
3.75%, 11/1/25	170,000	184,462
Prudential Financial, Inc.
5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(c)	30,000	31,883
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	88,000	96,264
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(c)	108,000	113,092
PSEG Power LLC
8.63%, 4/15/31	100,000	140,897
Public Service Co. of Colorado
3.70%, 6/15/28(b)	110,000	121,117
Public Service Electric & Gas Co.
2.25%, 9/15/26	123,000	122,613
3.00%, 5/15/27	35,000	36,351
3.20%, 5/15/29	270,000	288,739
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	200,000	202,988
Public Storage
3.09%, 9/15/27	90,000	94,476
Puget Energy, Inc.
3.65%, 5/15/25	265,000	275,132
QUALCOMM, Inc.
2.90%, 5/20/24	296,000	304,725
3.45%, 5/20/25	160,000	169,608
3.25%, 5/20/27	215,000	225,512
QVC, Inc.
4.38%, 3/15/23	48,000	49,726
4.85%, 4/1/24	116,000	123,052
4.45%, 2/15/25	38,000	39,397
Raymond James Financial, Inc.
3.63%, 9/15/26	20,000	21,385
4.95%, 7/15/46	50,000	59,641
Raytheon Co.
7.20%, 8/15/27	30,000	39,632
Realty Income Corp.
4.13%, 10/15/26	95,000	104,621
3.00%, 1/15/27	146,000	150,200
3.65%, 1/15/28	25,000	26,889
Regency Centers L.P.
3.60%, 2/1/27	135,000	142,917
2.95%, 9/15/29	250,000	251,789
4.40%, 2/1/47	13,000	14,982
Regions Financial Corp.
3.80%, 8/14/23	25,000	26,346
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	25,000	26,133
Republic Services, Inc.
3.20%, 3/15/25	125,000	130,341
3.95%, 5/15/28	50,000	55,340
Rockwell Automation, Inc.
3.50%, 3/1/29	168,000	182,626
Rockwell Collins, Inc.
3.70%, 12/15/23	8,000	8,413
3.20%, 3/15/24	60,000	62,431
3.50%, 3/15/27(b)	180,000	192,128
4.80%, 12/15/43	82,000	100,531
4.35%, 4/15/47	550,000	653,993
Rohm & Haas Co.
7.85%, 7/15/29	110,000	146,513
Roper Technologies, Inc.
3.00%, 12/15/20	100,000	100,955
3.80%, 12/15/26	90,000	96,189
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22(b)	125,000	135,559
7.50%, 10/15/27	50,000	64,071
3.70%, 3/15/28(b)	110,000	113,172
RPM International, Inc.
3.75%, 3/15/27	73,000	75,974
4.55%, 3/1/29	100,000	108,693
4.25%, 1/15/48	355,000	354,199
S&P Global, Inc.
4.00%, 6/15/25	164,000	178,173
2.95%, 1/22/27	5,000	5,185
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	150,000	167,124
5.63%, 3/1/25	475,000	531,029
5.88%, 6/30/26	200,000	228,928
5.00%, 3/15/27	150,000	164,332
4.20%, 3/15/28(b)	450,000	474,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Sabra Health Care L.P.
3.90%, 10/15/29	$250,000	$250,909
Santander Holdings USA, Inc.
4.40%, 7/13/27	725,000	779,280
Seagate HDD Cayman
4.75%, 6/1/23	31,000	32,599
4.75%, 1/1/25	350,000	368,430
4.88%, 6/1/27(b)	230,000	243,226
Sempra Energy
2.88%, 10/1/22	59,000	59,966
4.05%, 12/1/23	106,000	112,538
3.25%, 6/15/27(b)	70,000	71,851
3.40%, 2/1/28(b)	275,000	284,892
3.80%, 2/1/38	15,000	15,482
6.00%, 10/15/39	227,000	295,039
Service Properties Trust
4.50%, 3/15/25	112,000	114,383
3.95%, 1/15/28	15,000	14,447
4.38%, 2/15/30	185,000	179,374
Sherwin-Williams Co. (The)
2.75%, 6/1/22	7,000	7,113
3.45%, 8/1/25	25,000	26,389
3.45%, 6/1/27	232,000	244,883
2.95%, 8/15/29	110,000	111,420
4.55%, 8/1/45	12,000	13,716
4.50%, 6/1/47	126,000	144,147
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	145,000	145,694
2.88%, 9/23/23	96,000	97,791
3.20%, 9/23/26	425,000	439,872
Simon Property Group L.P.
3.50%, 9/1/25	145,000	153,731
3.30%, 1/15/26	115,000	121,337
3.38%, 6/15/27	175,000	185,606
2.45%, 9/13/29	534,000	525,802
SITE Centers Corp.
3.63%, 2/1/25	100,000	103,043
4.70%, 6/1/27	30,000	32,768
Snap-on, Inc.
3.25%, 3/1/27(b)	150,000	157,633
Southern California Edison Co.
4.20%, 3/1/29, Series A	200,000	220,057
6.65%, 4/1/29	108,000	127,717
Southern California Gas Co.
3.95%, 2/15/50, Series WW	200,000	223,744
Southern Co. (The)
2.95%, 7/1/23	50,000	51,017
3.25%, 7/1/26	160,000	166,044
4.25%, 7/1/36	460,000	503,267
4.40%, 7/1/46	285,000	320,514
Southern Co. Gas Capital Corp.
2.45%, 10/1/23	25,000	25,092
5.88%, 3/15/41	108,000	139,484
4.40%, 5/30/47	3,000	3,388
Southern Natural Gas Co. LLC
4.40%, 6/15/21	5,000	5,130
Southern Power Co.
4.95%, 12/15/46, Series F	150,000	168,007
Southwest Airlines Co.
3.45%, 11/16/27	500,000	528,727
Southwestern Electric Power Co.
2.75%, 10/1/26, Series K	5,000	5,011
4.10%, 9/15/28, Series M	229,000	251,877
6.20%, 3/15/40	40,000	53,388
3.90%, 4/1/45, Series J	105,000	111,458
Spectra Energy Partners L.P.
3.38%, 10/15/26	40,000	41,393
5.95%, 9/25/43	300,000	373,695
4.50%, 3/15/45	269,000	292,860
Spirit AeroSystems, Inc.
4.60%, 6/15/28	295,000	320,210
Spirit Airlines Pass Through Trust
4.10%, 10/1/29, Series A	172,160	180,922
Spirit Realty L.P.
4.45%, 9/15/26	120,000	128,668
3.40%, 1/15/30	250,000	251,117
Stanley Black & Decker, Inc.
3.40%, 3/1/26	165,000	174,634
4.25%, 11/15/28	225,000	255,374
Starbucks Corp.
3.85%, 10/1/23	27,000	28,730
3.80%, 8/15/25	147,000	158,427
2.45%, 6/15/26	116,000	117,046
4.00%, 11/15/28(b)	457,000	510,074
3.55%, 8/15/29	375,000	406,441
3.75%, 12/1/47	45,000	46,634
4.50%, 11/15/48	135,000	156,882
4.45%, 8/15/49(b)	200,000	232,429
State Street Corp.
3.55%, 8/18/25	80,000	85,887
2.65%, 5/19/26	55,000	56,157
Steelcase, Inc.
5.13%, 1/18/29	170,000	190,973
Stifel Financial Corp.
4.25%, 7/18/24	25,000	26,494
STORE Capital Corp.
4.50%, 3/15/28	30,000	32,817
4.63%, 3/15/29	25,000	27,790
Stryker Corp.
3.50%, 3/15/26	40,000	42,620
4.10%, 4/1/43	202,000	224,779
Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	600,000	612,186
4.95%, 1/15/43	4,000	3,934
5.30%, 4/1/44	73,000	75,540
5.35%, 5/15/45	350,000	362,628
5.40%, 10/1/47	335,000	353,301
SunTrust Bank
3.30%, 5/15/26	40,000	41,694
SunTrust Banks, Inc.
2.70%, 1/27/22	568,000	574,427
SVB Financial Group
3.50%, 1/29/25	220,000	231,459
Synchrony Bank
3.00%, 6/15/22	500,000	507,082
Synchrony Financial
4.25%, 8/15/24	224,000	236,363
4.50%, 7/23/25	43,000	46,125
3.70%, 8/4/26	99,000	101,803
3.95%, 12/1/27	373,000	389,809
Synovus Financial Corp.
3.13%, 11/1/22	25,000	25,292
Sysco Corp.
3.30%, 7/15/26	160,000	168,556
3.25%, 7/15/27	550,000	576,470
5.38%, 9/21/35	22,000	27,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Tanger Properties L.P.
3.13%, 9/1/26	$90,000	$88,707
Tapestry, Inc.
4.25%, 4/1/25	36,000	37,829
4.13%, 7/15/27	59,000	60,286
Target Corp.
3.50%, 7/1/24	110,000	117,576
3.38%, 4/15/29	250,000	271,382
TC PipeLines L.P.
3.90%, 5/25/27	250,000	260,198
TD Ameritrade Holding Corp.
3.30%, 4/1/27	335,000	351,864
Tech Data Corp.
4.95%, 2/15/27	184,000	187,821
Texas Instruments, Inc.
2.90%, 11/3/27	65,000	68,344
Textron, Inc.
3.88%, 3/1/25	8,000	8,473
3.38%, 3/1/28	450,000	463,541
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	80,000	85,922
3.20%, 8/15/27	630,000	659,536
2.60%, 10/1/29	110,000	109,057
4.10%, 8/15/47	100,000	113,974
Time Warner Cable LLC
6.55%, 5/1/37	95,000	116,243
7.30%, 7/1/38	304,000	390,381
6.75%, 6/15/39	230,000	289,910
4.50%, 9/15/42	125,000	125,456
Time Warner Entertainment Co. L.P.
8.38%, 3/15/23	391,000	464,025
8.38%, 7/15/33	200,000	280,075
Timken Co. (The)
3.88%, 9/1/24	101,000	105,297
4.50%, 12/15/28	250,000	266,745
TJX Cos., Inc. (The)
2.25%, 9/15/26	80,000	80,193
Transatlantic Holdings, Inc.
8.00%, 11/30/39	8,000	12,026
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	45,000	47,533
Trimble, Inc.
4.90%, 6/15/28	50,000	55,036
Tucson Electric Power Co.
3.05%, 3/15/25	176,000	182,439
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	100,000	105,749
1.85%, 7/30/26	81,000	79,987
2.95%, 6/15/27	145,000	153,356
Tyson Foods, Inc.
3.95%, 8/15/24	200,000	213,820
4.00%, 3/1/26	366,000	396,295
4.35%, 3/1/29	500,000	567,231
4.88%, 8/15/34	141,000	169,757
5.15%, 8/15/44	180,000	220,173
4.55%, 6/2/47	50,000	57,646
U.S. Bancorp
3.10%, 4/27/26(b)	25,000	26,067
3.15%, 4/27/27, Series X	345,000	363,875
3.00%, 7/30/29	120,000	124,151
UDR, Inc.
2.95%, 9/1/26	90,000	92,059
3.50%, 1/15/28	25,000	26,329
4.40%, 1/26/29	79,000	88,505
Union Pacific Corp.
3.50%, 6/8/23	350,000	366,445
3.75%, 7/15/25	81,000	87,183
3.25%, 8/15/25	180,000	188,996
2.75%, 3/1/26	334,000	344,122
3.00%, 4/15/27	280,000	295,812
3.60%, 9/15/37	374,000	393,763
4.38%, 9/10/38	215,000	248,697
4.30%, 6/15/42	10,000	11,361
4.05%, 11/15/45	30,000	32,943
4.05%, 3/1/46	99,000	109,278
4.00%, 4/15/47	265,000	292,872
4.50%, 9/10/48	29,000	34,896
3.80%, 10/1/51	310,000	337,778
3.88%, 2/1/55	30,000	31,395
4.38%, 11/15/65	275,000	301,962
4.10%, 9/15/67	30,000	31,430
United Airlines Pass Through Trust
4.30%, 2/15/27, Series A	154,293	166,856
4.00%, 10/11/27, Series A	12,767	13,631
3.75%, 3/3/28, Series A	13,151	13,918
3.45%, 1/7/30, Series A	44,724	46,374
United Parcel Service, Inc.
2.35%, 5/16/22	2,000	2,024
2.80%, 11/15/24	210,000	217,625
3.05%, 11/15/27	49,000	51,636
3.40%, 3/15/29	100,000	107,696
United Technologies Corp.
2.80%, 5/4/24	202,000	207,305
3.95%, 8/16/25	45,000	48,955
3.13%, 5/4/27	75,000	78,455
4.13%, 11/16/28	890,000	1,002,185
6.13%, 7/15/38	310,000	432,335
4.45%, 11/16/38	125,000	149,293
4.50%, 6/1/42	385,000	465,257
4.15%, 5/15/45	65,000	75,398
3.75%, 11/1/46	435,000	479,151
4.05%, 5/4/47	60,000	68,888
4.63%, 11/16/48	605,000	758,924
UnitedHealth Group, Inc.
3.75%, 7/15/25	135,000	145,648
3.10%, 3/15/26	652,000	685,717
3.45%, 1/15/27	103,000	110,691
3.38%, 4/15/27	195,000	208,014
2.95%, 10/15/27	100,000	104,047
3.85%, 6/15/28	445,000	490,229
3.88%, 12/15/28	140,000	155,448
University of Chicago (The)
4.00%, 10/1/53	75,000	89,355
University of Southern California
3.03%, 10/1/39	490,000	505,885
Unum Group
5.75%, 8/15/42	122,000	136,910
Valero Energy Corp.
3.65%, 3/15/25	105,000	110,376
3.40%, 9/15/26	60,000	62,310
4.35%, 6/1/28	505,000	552,864
4.00%, 4/1/29	100,000	107,040
6.63%, 6/15/37	120,000	158,424
4.90%, 3/15/45	163,000	185,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Valero Energy Partners L.P.
4.38%, 12/15/26	$250,000	$273,104
Valmont Industries, Inc.
5.00%, 10/1/44	80,000	82,929
Ventas Realty L.P.
3.50%, 4/15/24(b)	41,000	42,882
2.65%, 1/15/25	325,000	326,501
3.50%, 2/1/25	40,000	41,686
3.25%, 10/15/26	85,000	87,534
4.00%, 3/1/28	55,000	59,299
4.40%, 1/15/29	60,000	66,105
4.38%, 2/1/45	112,000	122,149
VEREIT Operating Partnership L.P.
4.88%, 6/1/26	45,000	49,974
3.95%, 8/15/27	195,000	205,871
Verisk Analytics, Inc.
5.80%, 5/1/21	25,000	26,192
4.00%, 6/15/25	55,000	59,255
5.50%, 6/15/45	25,000	30,833
Verizon Communications, Inc.
2.95%, 3/15/22	35,000	35,829
3.13%, 3/16/22	162,000	166,376
3.50%, 11/1/24	302,000	320,161
3.38%, 2/15/25	156,000	164,894
2.63%, 8/15/26	236,000	240,508
4.13%, 3/16/27	500,000	556,176
4.33%, 9/21/28	1,080,000	1,225,905
3.88%, 2/8/29	250,000	276,645
4.02%, 12/3/29	473,000	527,881
4.50%, 8/10/33	325,000	380,267
4.40%, 11/1/34	586,000	681,090
5.25%, 3/16/37	200,000	253,081
4.81%, 3/15/39	500,000	610,243
3.85%, 11/1/42	100,000	109,628
4.13%, 8/15/46	188,000	213,454
4.86%, 8/21/46	315,000	394,543
4.52%, 9/15/48	750,000	906,265
5.01%, 4/15/49	452,000	582,294
4.67%, 3/15/55	105,000	131,547
Viacom, Inc.
4.25%, 9/1/23	154,000	163,413
3.88%, 4/1/24	101,000	106,084
6.88%, 4/30/36	318,000	422,017
4.38%, 3/15/43	180,000	186,328
5.85%, 9/1/43	105,000	129,663
5.25%, 4/1/44	30,000	34,397
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B(b)	185,000	191,425
3.50%, 3/15/27, Series A	150,000	160,078
Visa, Inc.
4.15%, 12/14/35	50,000	59,674
4.30%, 12/14/45	175,000	215,940
3.65%, 9/15/47	80,000	90,267
VMware, Inc.
3.90%, 8/21/27	180,000	188,731
Vulcan Materials Co.
3.90%, 4/1/27(b)	25,000	26,493
4.50%, 6/15/47	45,000	49,828
4.70%, 3/1/48	30,000	34,222
Walgreen Co.
3.10%, 9/15/22	42,000	42,646
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	225,000	228,427
3.80%, 11/18/24	100,000	103,496
3.45%, 6/1/26	175,000	178,076
4.50%, 11/18/34	35,000	36,371
4.80%, 11/18/44	475,000	491,607
4.65%, 6/1/46	65,000	65,536
Walmart, Inc.
6.20%, 4/15/38	100,000	147,838
3.95%, 6/28/38	300,000	350,467
5.00%, 10/25/40	62,000	82,213
4.00%, 4/11/43	66,000	76,962
3.63%, 12/15/47	550,000	619,285
4.05%, 6/29/48	685,000	821,325
2.95%, 9/24/49	500,000	504,253
Walt Disney Co. (The)
3.70%, 9/15/24	50,000	53,333
3.70%, 10/15/25	450,000	486,890
3.38%, 11/15/26	65,000	70,231
Waste Connections, Inc.
3.50%, 5/1/29	75,000	80,302
Waste Management, Inc.
2.90%, 9/15/22	47,000	48,183
3.13%, 3/1/25	125,000	130,705
3.15%, 11/15/27	25,000	26,257
3.45%, 6/15/29	305,000	327,799
3.90%, 3/1/35	172,000	191,676
4.00%, 7/15/39	170,000	193,169
4.10%, 3/1/45	35,000	40,421
4.15%, 7/15/49	375,000	435,629
Wells Fargo & Co.
3.00%, 2/19/25	95,000	97,590
3.55%, 9/29/25	83,000	87,708
3.00%, 4/22/26	560,000	576,986
4.10%, 6/3/26	315,000	340,599
3.00%, 10/23/26	796,000	819,059
4.30%, 7/22/27	1,153,000	1,265,671
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	480,000	510,666
4.15%, 1/24/29(b)	510,000	568,454
Wells Fargo Capital X
5.95%, 12/1/86	173,000	216,065
Welltower, Inc.
4.00%, 6/1/25	420,000	451,843
4.25%, 4/1/26	120,000	130,788
4.25%, 4/15/28	75,000	82,473
4.13%, 3/15/29	99,000	108,006
6.50%, 3/15/41	76,000	104,640
4.95%, 9/1/48	35,000	42,379
Western Midstream Operating L.P.
5.38%, 6/1/21	73,000	75,176
5.45%, 4/1/44	75,000	63,551
5.50%, 8/15/48	50,000	42,582
Western Union Co. (The)
4.25%, 6/9/23	165,000	174,299
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	70,000	70,694
4.95%, 9/15/28	400,000	444,846
Westlake Chemical Corp.
3.60%, 8/15/26(b)	90,000	93,060
5.00%, 8/15/46	55,000	59,713
4.38%, 11/15/47(b)	320,000	321,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
WestRock MWV LLC
8.20%, 1/15/30	$36,000	$49,705
WestRock RKT LLC
4.00%, 3/1/23	74,000	77,288
Weyerhaeuser Co.
3.25%, 3/15/23	38,000	38,955
6.95%, 10/1/27	75,000	94,903
4.00%, 11/15/29	100,000	109,048
7.38%, 3/15/32	150,000	207,578
Williams Cos., Inc. (The)
4.13%, 11/15/20	6,000	6,082
3.60%, 3/15/22	454,000	466,129
4.30%, 3/4/24	561,000	592,904
4.55%, 6/24/24	125,000	133,890
3.90%, 1/15/25	100,000	104,296
4.00%, 9/15/25	68,000	71,716
3.75%, 6/15/27	214,000	219,276
8.75%, 3/15/32	45,000	62,878
6.30%, 4/15/40	265,000	317,542
5.75%, 6/24/44	102,000	117,067
4.90%, 1/15/45	210,000	218,122
5.10%, 9/15/45	50,000	53,349
Willis North America, Inc.
3.60%, 5/15/24	505,000	527,514
4.50%, 9/15/28	50,000	55,328
WR Berkley Corp.
4.75%, 8/1/44	8,000	9,073
WRKCo, Inc.
3.75%, 3/15/25	250,000	262,537
4.65%, 3/15/26	100,000	109,799
4.00%, 3/15/28	85,000	90,984
Xcel Energy, Inc.
2.40%, 3/15/21	142,000	142,664
Xilinx, Inc.
2.95%, 6/1/24	198,000	202,984
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21	6,000	6,118
3.70%, 3/19/23	350,000	364,392
Zoetis, Inc.
3.25%, 2/1/23	88,000	90,605
3.00%, 9/12/27	245,000	251,986
4.70%, 2/1/43	25,000	30,079
3.95%, 9/12/47	25,000	27,566
4.45%, 8/20/48	200,000	236,828

TOTAL U.S. CORPORATE BONDS (Cost: $334,721,150)		351,499,538

FOREIGN CORPORATE BONDS - 8.0%

Australia - 0.1%
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	150,000	161,027
7.13%, 7/15/28	48,000	64,866
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(b)(c)	237,000	249,341
4.42%, 7/24/39(b)	300,000	325,637

Total Australia		800,871

Belgium - 0.9%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	480,000	514,904
4.70%, 2/1/36	200,000	233,230
4.90%, 2/1/46	1,315,000	1,581,997
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	250,000	267,460
4.63%, 2/1/44	50,000	56,383
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	275,000	303,578
4.75%, 1/23/29	762,000	884,985
4.90%, 1/23/31	350,000	418,897
4.38%, 4/15/38	180,000	203,252
8.20%, 1/15/39	150,000	237,853
8.00%, 11/15/39	96,000	153,217
4.95%, 1/15/42	533,000	634,697
3.75%, 7/15/42	350,000	364,329
4.60%, 4/15/48	60,000	69,731
4.44%, 10/6/48	1,086,000	1,236,990
5.55%, 1/23/49	740,000	982,897
4.75%, 4/15/58	230,000	276,430
5.80%, 1/23/59	365,000	514,499

Total Belgium		8,935,329

Bermuda - 0.1%
Enstar Group Ltd.
4.95%, 6/1/29	196,000	209,879
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	132,985
XLIT Ltd.
4.45%, 3/31/25	10,000	10,870
5.50%, 3/31/45(b)	435,000	557,495

Total Bermuda		911,229

Brazil - 0.2%
Embraer Netherlands Finance B.V.
5.05%, 6/15/25	270,000	295,910
5.40%, 2/1/27	100,000	112,535
Fibria Overseas Finance Ltd.
5.25%, 5/12/24	200,000	216,083
Vale Overseas Ltd.
4.38%, 1/11/22	44,000	45,664
6.88%, 11/21/36	200,000	251,437
Vale S.A.
5.63%, 9/11/42(b)	415,000	475,563
Yamana Gold, Inc.
4.63%, 12/15/27	22,000	23,304

Total Brazil		1,420,496

Canada - 1.4%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	325,000	338,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Bank of Nova Scotia (The)
4.65%, 10/12/22, (4.65% fixed rate until 10/12/22; 3-month U.S. dollar London Interbank Offered Rate + 2.648% thereafter)(c)(e)	$100,000	$100,290
Barrick Gold Corp.
5.25%, 4/1/42	156,000	189,060
Barrick North America Finance LLC
5.70%, 5/30/41	55,000	69,352
5.75%, 5/1/43	82,000	106,205
Bell Canada, Inc.
4.30%, 7/29/49	250,000	288,291
Brookfield Asset Management, Inc.
4.00%, 1/15/25	110,000	117,894
Brookfield Finance, Inc.
3.90%, 1/25/28	50,000	53,396
4.70%, 9/20/47	55,000	62,733
Canadian National Railway Co.
2.95%, 11/21/24	40,000	41,441
6.90%, 7/15/28	325,000	431,816
Canadian Natural Resources Ltd.
3.45%, 11/15/21	15,000	15,343
2.95%, 1/15/23(b)	125,000	127,246
3.85%, 6/1/27(b)	375,000	397,421
7.20%, 1/15/32	30,000	40,242
6.50%, 2/15/37	4,000	5,128
6.25%, 3/15/38	497,000	630,181
6.75%, 2/1/39	15,000	19,967
4.95%, 6/1/47	35,000	41,447
Canadian Pacific Railway Co.
4.00%, 6/1/28	46,000	51,105
4.80%, 9/15/35	45,000	54,032
4.80%, 8/1/45	75,000	95,638
Cenovus Energy, Inc.
4.25%, 4/15/27(b)	250,000	262,725
5.25%, 6/15/37	90,000	98,316
6.75%, 11/15/39	371,000	460,474
5.40%, 6/15/47	195,000	222,461
Emera U.S. Finance L.P.
3.55%, 6/15/26	275,000	287,011
4.75%, 6/15/46	360,000	421,058
Enbridge, Inc.
4.00%, 10/1/23	50,000	52,901
4.25%, 12/1/26	15,000	16,364
3.70%, 7/15/27	250,000	264,075
4.50%, 6/10/44	363,000	393,741
Encana Corp.
3.90%, 11/15/21	55,000	56,261
8.13%, 9/15/30	35,000	44,637
7.38%, 11/1/31	35,000	42,812
6.50%, 8/15/34	120,000	140,566
6.63%, 8/15/37	65,000	77,242
6.50%, 2/1/38	200,000	234,996
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	50,000	54,254
Fortis, Inc.
3.06%, 10/4/26	206,000	211,959
Magna International, Inc.
4.15%, 10/1/25	114,000	122,874
Manulife Financial Corp.
4.15%, 3/4/26	255,000	282,539
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(c)	25,000	26,086
Methanex Corp.
4.25%, 12/1/24	6,000	6,112
5.25%, 12/15/29	85,000	86,533
Nutrien Ltd.
3.15%, 10/1/22	15,000	15,341
3.50%, 6/1/23	200,000	207,570
3.63%, 3/15/24	24,000	25,091
4.20%, 4/1/29	182,000	199,685
4.13%, 3/15/35	55,000	57,923
5.88%, 12/1/36	50,000	61,107
5.63%, 12/1/40	30,000	35,716
6.13%, 1/15/41	165,000	205,719
4.90%, 6/1/43	47,000	52,688
5.25%, 1/15/45	30,000	35,139
Rogers Communications, Inc.
4.10%, 10/1/23	552,000	588,199
4.50%, 3/15/43	329,000	377,252
5.45%, 10/1/43	82,000	104,669
5.00%, 3/15/44	154,000	188,625
4.30%, 2/15/48	100,000	112,940
Royal Bank of Canada
4.65%, 1/27/26	155,000	172,325
Suncor Energy, Inc.
3.60%, 12/1/24	344,000	363,532
5.95%, 12/1/34	75,000	97,216
5.95%, 5/15/35	36,000	46,189
6.80%, 5/15/38	210,000	294,513
6.50%, 6/15/38	70,000	95,371
6.85%, 6/1/39	100,000	141,527
4.00%, 11/15/47	350,000	376,490
Teck Resources Ltd.
6.13%, 10/1/35	130,000	150,364
6.00%, 8/15/40	200,000	220,601
5.40%, 2/1/43	230,000	236,954
TELUS Corp.
3.70%, 9/15/27	120,000	127,747
Thomson Reuters Corp.
5.85%, 4/15/40	110,000	132,703
5.65%, 11/23/43	75,000	89,351
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(b)(c)	180,000	187,909
TransCanada PipeLines Ltd.
3.75%, 10/16/23	25,000	26,338
4.25%, 5/15/28(b)	350,000	385,505
4.63%, 3/1/34	760,000	860,223
6.20%, 10/15/37	65,000	83,620
7.63%, 1/15/39	65,000	96,617
6.10%, 6/1/40	363,000	473,788

Total Canada		14,069,422

China - 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	200,000	210,278
3.40%, 12/6/27	730,000	758,740
Baidu, Inc.
3.63%, 7/6/27	400,000	414,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
CNOOC Finance 2013 Ltd.
2.88%, 9/30/29	$250,000	$250,165
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	400,000	427,141

Total China		2,061,023

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	125,000	138,021
4.13%, 1/16/25(b)	212,000	221,628
5.38%, 6/26/26	200,000	221,400
7.38%, 9/18/43	208,000	276,626
5.88%, 5/28/45	400,000	459,374

Total Colombia		1,317,049

France - 0.1%
Orange S.A.
9.00%, 3/1/31	350,000	543,861
Veolia Environnement S.A.
6.75%, 6/1/38	85,000	117,186

Total France		661,047

Germany - 0.2%
Deutsche Bank AG
3.70%, 5/30/24(b)	205,000	205,806
4.10%, 1/13/26	75,000	75,337
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	811,000	1,194,373

Total Germany		1,475,516

Ireland - 0.1%
AerCap Ireland Capital DAC
5.00%, 10/1/21	175,000	183,492
3.95%, 2/1/22	150,000	155,086
4.88%, 1/16/24	276,000	299,436
3.65%, 7/21/27	200,000	206,205

Total Ireland		844,219

Japan - 0.5%
Beam Suntory, Inc.
3.25%, 5/15/22	35,000	35,656
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	250,000	268,641
3.68%, 2/22/27	372,000	396,882
3.29%, 7/25/27	375,000	392,901
3.96%, 3/2/28	215,000	235,902
3.74%, 3/7/29	593,000	641,554
Mizuho Financial Group, Inc.
3.17%, 9/11/27	825,000	852,218
4.02%, 3/5/28	225,000	247,368
ORIX Corp.
3.25%, 12/4/24	180,000	187,512
3.70%, 7/18/27	80,000	85,478
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	180,000	180,283
3.45%, 1/11/27(b)	130,000	136,531
3.36%, 7/12/27	8,000	8,380
3.54%, 1/17/28	300,000	319,354
3.94%, 7/19/28	300,000	329,098
4.31%, 10/16/28	600,000	675,804
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28(d)	245,000	286,078

Total Japan		5,279,640

Luxembourg - 0.0%
ArcelorMittal S.A.
4.55%, 3/11/26	200,000	209,801
7.00%, 10/15/39	96,000	116,263

Total Luxembourg		326,064

Macau - 0.0%
Sands China Ltd.
5.40%, 8/8/28	200,000	227,831

Mexico - 0.7%
America Movil S.A.B. de C.V.
3.63%, 4/22/29	415,000	442,883
Grupo Televisa S.A.B.
6.63%, 1/15/40	50,000	62,811
5.00%, 5/13/45	200,000	211,311
Petroleos Mexicanos
5.50%, 1/21/21	250,000	257,125
6.38%, 2/4/21	40,000	41,416
4.63%, 9/21/23	35,000	36,502
4.50%, 1/23/26	100,000	97,905
6.88%, 8/4/26	998,000	1,080,682
6.50%, 3/13/27	735,000	769,143
6.84%, 1/23/30(d)	203,000	213,607
6.63%, 6/15/35	950,000	955,638
6.63%, 6/15/38	50,000	48,859
5.50%, 6/27/44	809,000	715,912
6.38%, 1/23/45	470,000	450,760
6.75%, 9/21/47	555,000	547,777
6.35%, 2/12/48	240,000	226,336
7.69%, 1/23/50(d)	984,000	1,058,484

Total Mexico		7,217,151

Netherlands - 0.6%
Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	270,098
3.75%, 7/21/26	775,000	809,902
5.25%, 5/24/41	15,000	20,793
5.75%, 12/1/43	250,000	334,012
ING Groep N.V.
3.95%, 3/29/27	355,000	380,887
4.55%, 10/2/28	250,000	283,485
4.05%, 4/9/29(b)	250,000	275,388
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40	340,000	424,721
Koninklijke Philips N.V.
5.00%, 3/15/42	302,000	367,560
NXP B.V.
5.35%, 3/1/26(d)	102,000	114,767
Shell International Finance B.V.
4.13%, 5/11/35	500,000	582,474
6.38%, 12/15/38	300,000	435,940
3.63%, 8/21/42	150,000	161,407
4.38%, 5/11/45	935,000	1,128,364
3.75%, 9/12/46	700,000	776,573

Total Netherlands		6,366,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Norway - 0.1%
Equinor ASA
5.10%, 8/17/40	$350,000	$452,308
4.25%, 11/23/41	300,000	351,725

Total Norway		804,033

Peru - 0.1%
Southern Copper Corp.
3.88%, 4/23/25	65,000	68,222
5.25%, 11/8/42	339,000	382,882
5.88%, 4/23/45	490,000	599,498

Total Peru		1,050,602

Spain - 0.3%
Banco Santander S.A.
4.25%, 4/11/27	200,000	215,628
3.80%, 2/23/28	600,000	631,807
Telefonica Emisiones S.A.
5.46%, 2/16/21	10,000	10,407
7.05%, 6/20/36	195,000	273,865
5.21%, 3/8/47	275,000	324,988
4.90%, 3/6/48	250,000	284,228
5.52%, 3/1/49	350,000	432,598
Telefonica Europe B.V.
8.25%, 9/15/30	345,000	500,366

Total Spain		2,673,887

Switzerland - 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	300,000	316,655
4.88%, 5/15/45	555,000	697,208
Novartis Capital Corp.
3.70%, 9/21/42	250,000	281,773
4.00%, 11/20/45	250,000	294,930
Syngenta Finance N.V.
3.13%, 3/28/22	614,000	618,998
Tyco Electronics Group S.A.
3.13%, 8/15/27	120,000	123,473

Total Switzerland		2,333,037

United Kingdom - 2.1%
AstraZeneca PLC
2.38%, 6/12/22	250,000	252,550
3.38%, 11/16/25	380,000	402,584
3.13%, 6/12/27	300,000	313,575
6.45%, 9/15/37	50,000	70,669
4.00%, 9/18/42	125,000	138,762
4.38%, 11/16/45(b)	170,000	201,669
4.38%, 8/17/48	30,000	35,639
Barclays PLC
4.61%, 2/15/23, (4.61% fixed rate until 2/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(c)	340,000	354,719
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	245,000	257,127
3.93%, 5/7/25, (3.932% fixed rate until 5/7/24; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(c)	200,000	208,687
4.38%, 1/12/26	200,000	214,887
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(c)	575,000	644,625
5.25%, 8/17/45	200,000	238,860
4.95%, 1/10/47	250,000	287,998
BAT Capital Corp.
3.22%, 8/15/24	300,000	305,617
3.56%, 8/15/27	1,133,000	1,155,081
4.39%, 8/15/37	50,000	49,646
4.54%, 8/15/47	475,000	464,360
BP Capital Markets PLC
3.54%, 11/4/24	102,000	108,724
3.51%, 3/17/25	133,000	141,665
3.28%, 9/19/27	478,000	502,327
3.72%, 11/28/28(b)	365,000	397,652
British Telecommunications PLC
9.63%, 12/15/30	100,000	152,983
CNH Industrial N.V.
3.85%, 11/15/27	25,000	26,092
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	149,000	159,684
3.88%, 5/15/28	525,000	581,693
HSBC Holdings PLC
4.25%, 8/18/25	358,000	380,672
4.30%, 3/8/26	400,000	435,294
4.38%, 11/23/26	750,000	807,614
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(c)	450,000	478,953
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(c)	765,000	818,568
Janus Capital Group, Inc.
4.88%, 8/1/25	2,000	2,179
Lloyds Banking Group PLC
4.45%, 5/8/25	205,000	223,352
4.58%, 12/10/25	250,000	268,470
4.65%, 3/24/26	320,000	346,366
4.55%, 8/16/28	550,000	611,847
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(c)	300,000	310,184
5.30%, 12/1/45	200,000	240,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Reynolds American, Inc.
4.45%, 6/12/25	$190,000	$203,598
5.70%, 8/15/35	125,000	143,688
6.15%, 9/15/43	570,000	652,652
5.85%, 8/15/45	170,000	192,524
Royal Bank of Scotland Group PLC
3.50%, 5/15/23, (3.498% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.48% thereafter)(c)	200,000	204,226
3.88%, 9/12/23	205,000	213,394
6.00%, 12/19/23	333,000	368,704
5.13%, 5/28/24	475,000	511,856
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(c)	225,000	238,189
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(c)	230,000	260,106
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(c)	200,000	229,928
Santander UK Group Holdings PLC
3.57%, 1/10/23	400,000	408,874
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(c)	400,000	419,598
Unilever Capital Corp.
3.10%, 7/30/25	208,000	217,979
2.90%, 5/5/27	295,000	308,495
3.50%, 3/22/28	320,000	350,176
Vodafone Group PLC
3.75%, 1/16/24	257,000	271,163
4.13%, 5/30/25	95,000	103,036
4.38%, 5/30/28	707,000	786,248
7.88%, 2/15/30	174,000	243,585
6.25%, 11/30/32	265,000	335,658
6.15%, 2/27/37	405,000	525,696
5.00%, 5/30/38	65,000	74,906
4.38%, 2/19/43	125,000	132,955
5.25%, 5/30/48	100,000	119,678
4.25%, 9/17/50	180,000	187,618
5.13%, 6/19/59	110,000	128,607
WPP Finance 2010
3.63%, 9/7/22	6,000	6,211
3.75%, 9/19/24	375,000	393,779

Total United Kingdom		20,825,481

TOTAL FOREIGN CORPORATE BONDS (Cost: $75,311,282)		79,600,298

FOREIGN GOVERNMENT AGENCIES - 0.5%

Canada - 0.2%
Hydro-Quebec
8.50%, 12/1/29, Series HH	500,000	768,510
Province of Manitoba Canada
3.05%, 5/14/24	25,000	26,249
Province of New Brunswick Canada
3.63%, 2/24/28	1,269,000	1,406,959

Total Canada		2,201,718

Germany - 0.0%
Kreditanstalt fuer Wiederaufbau
5.78%, 6/29/37(b)(f)	200,000	136,492

Japan - 0.3%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	200,000	201,146
1.88%, 7/21/26	250,000	247,083
2.88%, 6/1/27	570,000	600,643
2.88%, 7/21/27	1,150,000	1,212,025
3.50%, 10/31/28	500,000	556,279

Total Japan		2,817,176

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $5,031,633)		5,155,386

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%

Chile - 0.1%
Chile Government International Bond
3.13%, 1/21/26	360,000	375,075
3.24%, 2/6/28	518,000	547,301

Total Chile		922,376

Colombia - 0.4%
Colombia Government International Bond
4.50%, 1/28/26	550,000	595,031
3.88%, 4/25/27	770,000	810,693
7.38%, 9/18/37	612,000	860,432
6.13%, 1/18/41	280,000	357,542
5.63%, 2/26/44	200,000	245,487
5.00%, 6/15/45	450,000	515,671
5.20%, 5/15/49	200,000	237,087

Total Colombia		3,621,943

Hungary - 0.1%
Hungary Government International Bond
5.38%, 2/21/23	36,000	39,454
5.75%, 11/22/23	300,000	338,523
5.38%, 3/25/24	200,000	225,475
7.63%, 3/29/41	200,000	326,764

Total Hungary		930,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Indonesia - 0.1%
Indonesia Government International Bond
3.50%, 1/11/28	$200,000	$207,885
4.10%, 4/24/28	460,000	496,781
4.35%, 1/11/48	250,000	275,099
5.35%, 2/11/49	200,000	257,730

Total Indonesia		1,237,495

Israel - 0.0%
Israel Government International Bond
3.15%, 6/30/23	200,000	208,373

Italy - 0.0%
Republic of Italy Government International Bond
5.38%, 6/15/33	153,000	180,227

Mexico - 0.7%
Mexico Government International Bond
3.63%, 3/15/22	872,000	900,340
4.00%, 10/2/23	182,000	192,340
3.60%, 1/30/25	225,000	235,346
4.13%, 1/21/26	600,000	640,050
4.15%, 3/28/27	957,000	1,020,640
4.50%, 4/22/29	370,000	406,075
7.50%, 4/8/33, Series MTNA	105,000	148,244
6.75%, 9/27/34, Series MTNA	140,000	192,199
6.05%, 1/11/40	308,000	396,838
4.75%, 3/8/44	772,000	844,132
5.55%, 1/21/45	185,000	225,398
4.35%, 1/15/47	705,000	732,266
4.60%, 2/10/48	200,000	216,189
5.75%, 10/12/2110	610,000	711,830

Total Mexico		6,861,887

Panama - 0.2%
Panama Government International Bond
3.75%, 3/16/25	650,000	690,895
8.88%, 9/30/27	235,000	335,826
9.38%, 4/1/29	60,000	91,821
6.70%, 1/26/36	250,000	352,424
4.50%, 5/15/47	200,000	236,687
4.50%, 4/16/50	350,000	412,452
4.30%, 4/29/53	285,000	330,154

Total Panama		2,450,259

Peru - 0.2%
Peruvian Government International Bond
7.35%, 7/21/25	110,000	139,141
4.13%, 8/25/27	85,000	95,229
2.84%, 6/20/30	250,000	257,587
8.75%, 11/21/33	242,000	398,779
6.55%, 3/14/37	80,000	116,995
5.63%, 11/18/50	640,000	935,958

Total Peru		1,943,689

Philippines - 0.3%
Philippine Government International Bond
3.00%, 2/1/28	450,000	469,058
9.50%, 2/2/30	557,000	889,885
7.75%, 1/14/31	125,000	184,832
6.38%, 1/15/32	285,000	387,576
3.95%, 1/20/40	200,000	230,045
3.70%, 3/1/41	300,000	339,584
3.70%, 2/2/42	700,000	791,567

Total Philippines		3,292,547

Poland - 0.1%
Republic of Poland Government International Bond
3.25%, 4/6/26	536,000	570,346

Uruguay - 0.2%
Uruguay Government International Bond
4.50%, 8/14/24	85,000	91,708
4.38%, 10/27/27	135,000	147,737
4.38%, 1/23/31	250,000	277,313
4.13%, 11/20/45	210,000	224,056
5.10%, 6/18/50	400,000	478,974
4.98%, 4/20/55	400,000	471,574

Total Uruguay		1,691,362

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $22,438,271)		23,910,720

SUPRANATIONAL BONDS - 0.1%
Inter-American Development Bank
3.20%, 8/7/42	250,000	288,995
International Bank for Reconstruction & Development
4.75%, 2/15/35	255,000	339,020

TOTAL SUPRANATIONAL BONDS (Cost: $598,947)		628,015

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%

United States - 7.0%
Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	255,000	265,976
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	203,122
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	525,057
3.57%, 2/15/50, Series 2017-BNK3, Class A4	100,000	107,415
Benchmark Mortgage Trust
3.62%, 2/15/51, Series 2018-B2, Class A4	350,000	378,436
3.88%, 2/15/51, Series 2018-B2, Class A5^(c)	230,000	253,070
3.76%, 4/10/51, Series 2018-B3, Class A4	350,000	381,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
3.75%, 3/15/52, Series 2019-B9, Class A4	$118,000	$129,483
4.02%, 3/15/52, Series 2019-B9, Class A5	500,000	559,161
CD Mortgage Trust
3.33%, 11/13/50, Series 2017-CD6, Class ASB	104,000	109,307
4.28%, 8/15/51, Series 2018-CD7, Class A4	250,000	283,188
CFCRE Commercial Mortgage Trust
3.87%, 1/10/48, Series 2016-C3, Class A3	200,000	216,035
3.69%, 5/10/58, Series 2016-C4, Class AM	500,000	527,885
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	67,123
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	365,549
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	535,995
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	532,955
3.72%, 12/10/49, Series 2016-P6, Class A5^(c)	100,000	108,173
3.47%, 9/15/50, Series 2017-P8, Class A4	300,000	321,135
3.74%, 3/10/51, Series 2018-B2, Class A3	200,000	217,813
4.41%, 11/10/51, Series 2018-C6, Class A4	500,000	571,901
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	313,329
Commercial Mortgage Pass Through Certificates
4.01%, 2/15/52, Series 2019-BN16, Class A4	350,000	391,048
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	514,508
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	202,246
4.23%, 9/15/60, Series 2018-BN14, Class A4^(c)	1,577,767	1,783,520
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	10,683
4.26%, 5/15/61, Series 2018-BN12, Class A4^(c)	210,000	237,085
2.76%, 9/15/61, Series 2019-BN20, Class A2	500,000	510,054
3.33%, 5/15/62, Series 2019-BN18, Class A3	300,000	319,434
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	99,733	105,572
4.21%, 8/10/46, Series 2013-CR10, Class A4^(c)	195,000	208,653
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	530,963
4.19%, 11/10/46, Series 2013-CR13, Class A4^(c)	500,000	537,047
3.50%, 8/10/47, Series 2014-CR19, Class ASB	286,681	296,007
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	529,699
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	52,942
3.51%, 8/10/48, Series 2015-CR25, Class A3	580,612	611,576
3.76%, 8/10/48, Series 2015-CR25, Class A4	300,000	321,984
3.63%, 10/10/48, Series 2015-CR26, Class A4	218,000	232,524
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	417,509
4.26%, 8/10/50, Series 2013-CR11, Class A4	600,000	641,734
4.23%, 5/10/51, Series 2018-COR3, Class A3	500,000	560,490
4.05%, 3/15/52, Series 2019-C15, Class A4	300,000	334,343
CSAIL Commercial Mortgage Trust
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	806,644
3.31%, 11/15/49, Series 2016-C7, Class ASB	210,000	217,566
3.46%, 11/15/50, Series 2017-CX10, Class A5^(c)	500,000	532,055
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.57%, 9/25/20, Series K504, Class A2^(c)	101,706	101,789
3.03%, 10/25/20, Series K714, Class A2^(c)	194,697	195,773
4.33%, 10/25/20, Series K010, Class A2^(c)	148,080	149,945
4.19%, 12/25/20, Series K012, Class A2^(c)	50,000	50,878
2.86%, 1/25/21, Series K715, Class A2	58,680	59,122
3.97%, 1/25/21, Series K013, Class A2^(c)	200,000	203,576
2.73%, 10/25/21, Series 2012-M1, Class A2	393,118	397,828
2.87%, 12/25/21, Series K017, Class A2	46,724	47,386
2.27%, 3/25/22, Series K019, Class A2	499,527	502,809
2.51%, 11/25/22, Series K026, Class A2	250,000	254,347
2.62%, 3/25/23, Series K035, Class A1	102,776	103,901
3.30%, 4/25/23, Series K031, Class A2^(c)	370,000	386,079
3.31%, 5/25/23, Series K032, Class A2^(c)	1,000,000	1,044,733
3.46%, 8/25/23, Series K035, Class A2^(c)	775,000	814,882
2.16%, 10/25/23, Series 2016-M7, Class AV2	509,065	511,857
3.06%, 11/25/23, Series K724, Class A2^(c)	400,000	414,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
3.00%, 1/25/24, Series K725, Class A2	$1,000,000	$1,036,497
3.06%, 8/25/24, Series K728, Class A2^(c)	500,000	521,362
2.49%, 11/25/24, Series K045, Class A1	195,224	198,565
2.67%, 12/25/24, Series K042, Class A2	160,000	165,183
3.06%, 12/25/24, Series K043, Class A2	199,000	208,960
3.02%, 1/25/25, Series K045, Class A2	55,000	57,666
3.16%, 5/25/25, Series KS03, Class A4^(c)	565,000	595,338
3.33%, 5/25/25, Series K047, Class A2^(c)	200,000	213,092
3.28%, 6/25/25, Series K048, Class A2^(c)	600,000	638,389
3.01%, 7/25/25, Series K049, Class A2	360,000	378,073
3.75%, 8/25/25, Series K733, Class A2	750,000	810,487
3.15%, 11/25/25, Series K052, Class A2	125,000	132,416
2.34%, 7/25/26, Series K058, Class A1	539,936	547,834
2.86%, 10/25/26, Series K065, Class A1	310,397	321,348
3.22%, 3/25/27, Series K064, Class A2	1,500,000	1,604,614
3.33%, 5/25/27, Series K065, Class AM	59,000	63,392
3.36%, 11/25/27, Series K071, Class AM^(c)	200,000	214,941
3.44%, 12/25/27, Series K072, Class A2	420,000	455,897
3.35%, 1/25/28, Series K073, Class A2	300,000	325,050
3.93%, 6/25/28, Series K079, Class A2	400,000	450,141
3.86%, 11/25/28, Series K086, Class A2^(c)	400,000	449,431
3.77%, 12/25/28, Series K087, Class A2	350,000	390,931
3.56%, 1/25/29, Series K089, Class A2	1,040,000	1,147,873
3.63%, 1/25/29, Series K089, Class AM^(c)	750,000	827,490
3.51%, 3/25/29, Series K091, Class A2	1,000,000	1,101,378
3.30%, 4/25/29, Series K092, Class A2	1,000,000	1,085,871
3.75%, 11/25/29, Series K155, Class A1	1,507,516	1,632,052
3.95%, 12/25/29, Series K159, Class A1	199,985	220,996
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.72%, 2/25/22, Series 2012-M2, Class A2	373,622	378,090
2.38%, 5/25/22, Series 2012-M13, Class A2	68,861	69,442
2.30%, 9/25/22, Series 2012-M14, Class A2^(c)	40,071	40,424
2.72%, 4/25/23, Series 2013-M14, Class APT^(c)	38,029	38,596
3.33%, 10/25/23, Series 2013-M14, Class A2^(c)	88,774	93,253
3.50%, 1/25/24, Series 2014-M3, Class A2^(c)	86,904	91,473
3.10%, 7/25/24, Series 2014-M9, Class A2^(c)	596,000	621,874
2.30%, 10/25/24, Series 2015-M3, Class A1	273,848	276,881
2.58%, 3/25/26, Series 2016-M4, Class A2	268,000	274,703
2.14%, 5/25/26, Series 2016-M6, Class A1	166,442	167,448
2.00%, 6/25/26, Series 2016-M9, Class A1	412,159	413,129
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	193,098
2.50%, 10/25/26, Series 2017-M1, Class A2^(c)	500,000	509,638
2.89%, 2/25/27, Series 2017-M2, Class A2^(c)	1,000,000	1,044,678
3.20%, 11/25/27, Series 2017-M15, Class ATS2^(c)	500,000	524,849
3.44%, 6/25/28, Series 2018-M8, Class A2^(c)	80,000	86,315
3.27%, 1/25/29, Series 2019 -M5, Class A2	750,000	806,720
3.30%, 4/25/29, Series 2017-M5, Class A2^(c)	64,000	68,565
3.09%, 2/25/30, Series 2018-M3, Class A1^(c)	976,335	1,024,988
3.82%, 9/25/30, Series 2018-M13, Class A2^(c)	300,000	335,084
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	90,865
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	267,126
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	74,711
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	318,808
3.93%, 9/10/47, Series 2014-GC24, Class A5	500,000	536,961
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	241,684
3.44%, 11/10/49, Series 2016-GS4, Class A4^(c)	265,000	282,127
3.43%, 5/10/50, Series 2017-GS6, Class A3	400,000	426,747
3.43%, 8/10/50, Series 2017-GS7, Class A4	520,000	555,386
3.99%, 3/10/51, Series 2018-GS9, Class A4^(c)	500,000	555,122
3.70%, 2/10/52, Series 2019-GC38, Class A3	300,000	328,358
3.97%, 2/10/52, Series 2019-GC38, Class A4	300,000	334,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust
4.20%, 1/15/46, Series 2013-C13, Class AS^(c)	$425,000	$451,036
3.81%, 7/15/47, Series 2014-C20, Class A5	500,000	532,377
2.82%, 8/15/49, Series 2016-JP2, Class A4	200,000	205,177
2.87%, 8/15/49, Series 2016-JP3, Class A5	375,000	384,319
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	104,871
4.13%, 8/15/46, Series 2013-C14, Class A4^(c)	95,000	101,275
3.93%, 1/15/47, Series 2013-C17, Class A3	91,925	97,369
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	213,968
3.37%, 11/15/47, Series 2014-C24, Class A4A1	800,000	838,262
3.29%, 1/15/48, Series 2014-C26, Class ASB	147,986	151,952
3.60%, 11/15/48, Series 2015-C32, Class A5	500,000	532,421
JPMCC Commercial Mortgage Securities Trust
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	426,663
3.39%, 6/13/52, Series 2019-COR5, Class A4	500,000	532,397
JPMDB Commercial Mortgage Securities Trust
3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	583,561
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	102,969
2.92%, 2/15/46, Series 2013-C7, Class A4	2,035,000	2,079,213
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	385,915
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	256,507
3.08%, 3/15/48, Series 2015-C21, Class A3	650,000	672,576
3.04%, 4/15/48, Series 2015-C22, Class ASB	200,000	204,759
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	99,761
3.73%, 5/15/48, Series 2015-C24, Class A4	250,000	268,375
3.10%, 11/15/49, Series 2016-C31, Class A5	500,000	520,450
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	187,721
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	288,091
2.86%, 11/15/49, Series 2016-BNK2, Class ASB	300,000	308,452
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	525,112
3.81%, 3/15/52, Series 2019-L2, Class A3	275,000	302,153
SG Commercial Mortgage Securities Trust
3.06%, 10/10/48, Series 2016-C5, Class A4	300,000	310,701
UBS Commercial Mortgage Trust
3.47%, 11/15/50	300,000	320,318
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	270,712
4.45%, 12/15/51, Series 2018-C14, Class A4	1,000,000	1,148,148
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	191,584	195,296
3.17%, 2/15/48, Series 2015-C26, Class A4	200,000	208,201
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	266,865
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	107,395
2.65%, 8/15/49, Series 2016-BNK1, Class A3	500,000	508,457
2.40%, 11/15/49, Series 2016-NXS6, Class A2	350,000	351,295
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	273,101
3.45%, 7/15/50, Series 2017-C38, Class A5	200,000	213,421
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	272,366
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	215,061
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	448,618
4.15%, 6/15/51, Series 2018-C45, Class ASB	395,000	433,245
4.02%, 5/15/52, Series 2019-C50, Class ASB	500,000	547,864
3.66%, 9/15/58, Series 2015-C30, Class A4	500,000	535,228
3.12%, 1/15/60, Series 2017-RC1, Class A2	120,000	122,046
WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	509,352
4.15%, 8/15/46, Series 2013-C15, Class A4^(c)	200,000	213,004
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	107,673
3.03%, 12/15/46, Series 2013-C18, Class A2	156	157
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	63,911
4.10%, 3/15/47, Series 2014-C19, Class A5	775,000	831,714
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	235,515
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	40,944
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	106,142

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $68,737,175)		70,200,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
MUNICIPAL BONDS - 0.8%

United States - 0.8%
Alameda County Joint Powers Authority
7.05%, 12/1/44	$150,000	$242,175
Bay Area Toll Authority
2.57%, 4/1/31	600,000	602,214
City of Chicago
7.38%, 1/1/33, Series B	275,000	329,455
Commonwealth of Massachusetts
2.81%, 9/1/43, Series D	150,000	145,997
Dallas Area Rapid Transit
5.02%, 12/1/48	130,000	173,229
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	159,056
Metropolitan Transportation Authority
7.34%, 11/15/39	275,000	433,686
Municipal Electric Authority of Georgia
6.64%, 4/1/57	70,000	96,714
Nashville Health and Educational Facilities Board
4.05%, 7/1/26, Class B	100,000	108,806
New Jersey Economic Development Authority
2.30%, 2/15/23, Series B, (AGM)(f)	100,000	92,191
New Jersey Transportation Trust Fund Authority
6.10%, 12/15/28, Series C	85,000	88,137
New York City Water & Sewer System
5.44%, 6/15/43	225,000	315,326
Ohio State University (The)
4.91%, 6/1/40	130,000	170,377
Port Authority of New York & New Jersey
4.93%, 10/1/51	700,000	931,658
4.46%, 10/1/62	200,000	249,832
Sales Tax Securitization Corp.
3.82%, 1/1/48	165,000	171,615
San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	125,000	129,384
State of California
4.50%, 4/1/33	400,000	456,176
7.55%, 4/1/39	635,000	1,031,678
7.60%, 11/1/40	275,000	458,364
State of Illinois
4.95%, 6/1/23	270,545	282,909
5.10%, 6/1/33	895,000	964,022
6.63%, 2/1/35	100,000	116,988
University of California
4.86%, 5/15/2112, Series AD	250,000	322,593
University of Virginia
3.23%, 9/1/2119, Series A	150,000	148,259

TOTAL MUNICIPAL BONDS (Cost: $7,933,236)		8,220,841

ASSET-BACKED SECURITIES - 1.9%

United States - 1.9%
Ally Auto Receivables Trust
3.09%, 6/15/23, Series 2018-2, Class A4	485,000	494,350
2.91%, 9/15/23, Series 2019-1, Class A3	107,000	108,493
American Express Credit Account Master Trust
3.06%, 2/15/24, Series 2018-6, Class A	1,250,000	1,274,236
3.18%, 4/15/24, Series 2018-8, Class A	100,000	102,455
2.87%, 10/15/24, Series 2019-1, Class A	400,000	410,187
2.67%, 11/15/24, Series 2019-2, Class A	505,000	514,903
Americredit Automobile Receivables Trust
3.15%, 3/20/23, Series 2018-2, Class A3	850,000	859,471
2.97%, 11/20/23, Series 2019-1, Class A3	200,000	202,841
Barclays Dryrock Issuance Trust
1.96%, 5/15/25, Series 2019-1, Class A	200,000	200,214
BMW Vehicle Lease Trust
2.84%, 11/22/21, Series 2019-1, Class A3	220,000	221,961
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	50,000	50,478
Capital One Multi-Asset Execution Trust
2.84%, 12/15/24, Series 2019-A1, Class A1	854,000	873,022
2.29%, 7/15/25, Series 2017-A6, Class A6	1,200,000	1,214,882
Capital One Prime Auto Receivables Trust
1.92%, 5/15/24, Series 2019-2, Class A3	555,000	555,614
CarMax Auto Owner Trust
3.05%, 3/15/24, Series 2019-1, Class A3	525,000	534,477
3.27%, 3/15/24, Series 2018-3, Class A4	500,000	515,325
3.26%, 8/15/24, Series 2019-1, Class A4	256,000	264,675
Citibank Credit Card Issuance Trust
2.49%, 1/20/23, Series 2018-A1, Class A1	1,650,000	1,662,208
3.21%, 12/7/24, Series 2018-A6, Class A6	350,000	363,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

Investments	Principal Amount	Value
Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4	$160,000	$163,379
3.32%, 3/15/24, Series 2018-A5, Class A5	500,000	513,172
3.04%, 7/15/24, Series 2019-A1, Class A1	385,000	395,087
Drive Auto Receivables Trust
4.09%, 6/15/26, Series 2019-1, Class D	300,000	309,965
Ford Credit Auto Lease Trust
2.90%, 5/15/22, Series 2019-A, Class A3	500,000	504,838
Ford Credit Auto Owner Trust
2.78%, 9/15/23, Series 2019-A, Class A3	150,000	152,173
GM Financial Automobile Leasing Trust
2.98%, 12/20/21, Series 2019-1, Class A3	200,000	201,873
GM Financial Consumer Automobile Receivables Trust
3.02%, 5/16/23, Series 2018-3, Class A3	140,000	141,778
2.97%, 11/16/23, Series 2019-1, Class A3	55,000	55,813
2.65%, 2/16/24, Series 2019-2, Class A3	495,000	500,456
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	76,778
Honda Auto Receivables Owner Trust
2.83%, 3/20/23, Series 2019-1, Class A3	425,000	431,872
2.21%, 3/21/24, Series 2017-4, Class A4	60,000	60,246
3.16%, 8/19/24, Series 2018-2, Class A4	640,000	654,757
Hyundai Auto Receivables Trust
2.79%, 7/15/22, Series 2018-A, Class A3	155,000	156,231
Mercedes-Benz Auto Lease Trust
3.10%, 11/15/21, Series 2019-A, Class A3	41,000	41,406
Nissan Auto Lease Trust
2.76%, 3/15/22, Series 2019-A, Class A3	25,000	25,254
2.27%, 7/15/22, Series 2019-B, Class A3	100,000	100,521
Nissan Auto Receivables Owner Trust
1.95%, 10/16/23, Series 2017-B, Class A4	485,000	484,966
2.90%, 10/16/23, Series 2019-A, Class A3	250,000	254,136
Santander Drive Auto Receivables Trust
3.42%, 4/15/25, Series 2019-1, Class C	200,000	203,690
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	140,000	142,991
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	126,170
Toyota Auto Receivables Owner Trust
3.00%, 5/15/24, Series 2019-A, Class A4	895,000	920,719
Volkswagen Auto Lease Trust
2.00%, 3/21/22, Series 2019-A, Class A2A	500,000	500,948
World Financial Network Credit Card Master Trust
3.07%, 12/16/24, Series 2018-A, Class A	500,000	505,939
World Omni Auto Receivables Trust
2.24%, 6/15/23, Series 2017-A, Class A4	75,000	75,283
3.33%, 4/15/24, Series 2018-D, Class A3	566,000	578,554
3.04%, 5/15/24, Series 2019-A, Class A3	109,000	111,075
World Omni Automobile Lease Securitization Trust
3.19%, 12/15/21, Series 2018-B, Class A3	300,000	303,803

TOTAL ASSET-BACKED SECURITIES (Cost: $19,040,078)		19,117,112

REPURCHASE AGREEMENT - 2.1%

United States - 2.1%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/19 (tri-party custodian: The Bank of New York Mellon Corp.), 1.63% due 12/2/19; Proceeds at maturity - $21,172,876 (fully collateralized by Fannie Mae Global Debt, 5.63% due 7/15/37, Freddie Mac Pool, 3.50% -5.00% due 8/1/47 - 3/1/49, U.S. Treasury Bill, zero coupon due 1/2/20 and U.S. Treasury Note, 1.13% due 8/31/21; Market value including accrued interest - $21,992,066) (Cost: $21,170,000)	21,170,000	21,170,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.63%(g) (Cost: $18,818,785)(h)	18,818,785	18,818,785

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $991,246,438)		1,023,364,927
Other Assets less Liabilities - (2.5)%		(25,278,548)

NET ASSETS - 100.0%		$998,086,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2019

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Security, or portion thereof, was on loan at November 30, 2019 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2019.
(g)	Rate shown represents annualized 7-day yield as of November 30, 2019.
(h)

At November 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,334,335 and the total market value of the collateral held by the Fund was $21,938,990. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,120,205.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 2.1%

Federal Home Loan Bank - 0.1%
3.63%, 6/11/21	$100,000	$102,961

Uniform Mortgage-Backed Security - 2.0%
2.50%, 12/1/34(a)	1,500,000	1,513,332

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,610,785)		1,616,293

U.S. GOVERNMENT OBLIGATIONS - 27.4%

U.S. Treasury Bill - 3.0%
1.57%, 1/7/20*	2,253,000	2,249,506

U.S. Treasury Bond - 1.9%
7.63%, 11/15/22	1,222,000	1,433,630

U.S. Treasury Notes - 22.5%
1.50%, 4/15/20	2,000	1,999
1.38%, 5/31/20	1,000	999
2.25%, 3/31/21	1,832,000	1,845,812
1.13%, 6/30/21	1,165,000	1,155,330
1.63%, 6/30/21	1,100,000	1,099,463
2.63%, 7/15/21	1,059,300	1,075,458
2.00%, 11/15/21	53,000	53,391
1.88%, 1/31/22	596,000	599,201
1.75%, 6/30/22	1,000	1,004
2.13%, 12/31/22	461,000	468,302
2.63%, 6/30/23	332,800	344,500
2.50%, 8/15/23	1,801,000	1,858,407
2.75%, 8/31/23	1,309,200	1,362,923
2.88%, 9/30/23	1,614,000	1,689,057
2.13%, 3/31/24	1,935,000	1,975,098
2.00%, 5/31/24	2,000,000	2,032,813
1.50%, 10/31/24	1,475,000	1,465,983

Total U.S. Treasury Notes		17,029,740

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $20,333,621)		20,712,876

U.S. CORPORATE BONDS - 47.7%

United States - 47.7%
3M Co.
2.25%, 3/15/23	113,000	114,128
ABB Finance USA, Inc.
2.88%, 5/8/22	746,000	761,375
Abbott Laboratories
2.90%, 11/30/21	2,000	2,037
AbbVie, Inc.
2.90%, 11/6/22	449,000	457,573
2.85%, 5/14/23	165,000	168,159
Aetna, Inc.
3.50%, 11/15/24	45,000	47,029
Affiliated Managers Group, Inc.
4.25%, 2/15/24	25,000	26,685
Air Lease Corp.
3.88%, 4/1/21	111,000	113,247
2.25%, 1/15/23	200,000	199,392
Allergan Finance LLC
3.25%, 10/1/22	142,000	145,168
Allergan Funding SCS
3.45%, 3/15/22	71,000	72,568
3.85%, 6/15/24	5,000	5,253
Altria Group, Inc.
4.00%, 1/31/24	118,000	124,895
American Electric Power Co., Inc.
2.15%, 11/13/20	2,000	2,003
American Express Co.
2.65%, 12/2/22	124,000	126,189
American Honda Finance Corp.
3.45%, 7/14/23	75,000	78,746
2.15%, 9/10/24	400,000	399,349
American Tower Corp.
3.45%, 9/15/21	25,000	25,562
2.25%, 1/15/22	86,000	86,185
3.50%, 1/31/23	358,000	371,202
3.00%, 6/15/23	5,000	5,119
Amgen, Inc.
3.63%, 5/15/22	164,000	169,486
2.25%, 8/19/23	24,000	24,091
3.63%, 5/22/24	95,000	100,826
Amphenol Corp.
3.20%, 4/1/24	50,000	51,851
Anthem, Inc.
3.30%, 1/15/23	169,000	174,906
2.38%, 1/15/25	150,000	149,494
Apple, Inc.
2.40%, 5/3/23	150,000	152,385
Ares Capital Corp.
3.63%, 1/19/22	75,000	76,197
4.20%, 6/10/24	144,000	149,318
Arrow Electronics, Inc.
3.50%, 4/1/22	65,000	66,117
Associated Bank N.A.
3.50%, 8/13/21	264,000	268,726
Assurant, Inc.
4.20%, 9/27/23	64,000	66,628
AT&T, Inc.
4.00%, 1/15/22	17,000	17,718
3.00%, 2/15/22	200,000	204,097
3.20%, 3/1/22	16,000	16,376
4.45%, 4/1/24	216,000	233,520
Bank of America Corp.
5.70%, 1/24/22	135,000	145,570
3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(b)	30,000	30,617
2.88%, 4/24/23, (2.881% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 1.021% thereafter)(b)	140,000	142,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2019

Investments	Principal Amount	Value
2.82%, 7/21/23, (2.816% fixed rate until 7/21/22; 3-month U.S. dollar London Interbank Offered Rate + 0.93% thereafter)(b)	$175,000	$177,686
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	150,000	153,273
4.00%, 4/1/24	117,000	125,299
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	207,000	213,467
Bank of New York Mellon Corp. (The)
2.95%, 1/29/23	111,000	114,376
BB&T Corp.
3.75%, 12/6/23	113,000	119,457
2.50%, 8/1/24	150,000	151,462
2.85%, 10/26/24	50,000	51,307
Becton Dickinson and Co.
2.89%, 6/6/22	82,000	83,280
BGC Partners, Inc.
5.38%, 7/24/23	231,000	246,938
BlackRock, Inc.
3.50%, 3/18/24	34,000	36,215
Block Financial LLC
5.50%, 11/1/22	43,000	46,131
Boardwalk Pipelines L.P.
4.95%, 12/15/24	67,000	72,221
Boeing Co. (The)
8.75%, 8/15/21	243,000	269,876
2.80%, 3/1/23	250,000	255,269
BP Capital Markets America, Inc.
3.25%, 5/6/22	87,000	89,806
2.75%, 5/10/23	452,000	461,737
Bristol-Myers Squibb Co.
3.25%, 8/15/22(c)	209,000	215,988
3.25%, 11/1/23	3,000	3,137
Broadcom Corp.
3.00%, 1/15/22	352,000	356,116
3.63%, 1/15/24	295,000	303,760
Broadcom, Inc.
3.13%, 10/15/22(c)	145,000	147,532
CA, Inc.
3.60%, 8/15/22	100,000	102,369
Campbell Soup Co.
3.65%, 3/15/23	120,000	124,755
Capital One Financial Corp.
4.75%, 7/15/21	126,000	131,244
3.50%, 6/15/23	48,000	49,861
Cardinal Health, Inc.
2.62%, 6/15/22	136,000	137,359
Caterpillar Financial Services Corp.
2.95%, 2/26/22	191,000	195,292
Caterpillar, Inc.
3.40%, 5/15/24	81,000	85,688
CBS Corp.
3.38%, 3/1/22	172,000	176,036
CC Holdings GS V LLC
3.85%, 4/15/23	247,000	259,343
Celanese U.S. Holdings LLC
5.88%, 6/15/21	174,000	183,049
3.50%, 5/8/24	141,000	145,611
Charter Communications Operating LLC
4.46%, 7/23/22	203,000	213,047
Cigna Corp.
3.30%, 2/25/21(c)	233,000	235,894
4.75%, 11/15/21(c)	222,000	232,337
3.75%, 7/15/23	171,000	178,917
Cimarex Energy Co.
4.38%, 6/1/24	52,000	54,532
Citibank N.A.
3.40%, 7/23/21	350,000	357,405
Citigroup, Inc.
4.50%, 1/14/22	80,000	83,968
2.70%, 10/27/22	8,000	8,129
3.88%, 10/25/23	487,000	517,509
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(b)	95,000	98,548
CNH Industrial Capital LLC
4.38%, 11/6/20	191,000	194,996
4.88%, 4/1/21	81,000	83,822
4.38%, 4/5/22	50,000	52,604
Comcast Corp.
3.60%, 3/1/24	50,000	52,981
Comerica, Inc.
3.70%, 7/31/23	83,000	87,384
CommonSpirit Health
2.95%, 11/1/22	278,000	282,785
Constellation Brands, Inc.
4.25%, 5/1/23	372,000	396,703
4.75%, 11/15/24	132,000	146,349
Crown Castle International Corp.
2.25%, 9/1/21	153,000	153,244
5.25%, 1/15/23	81,000	88,265
3.15%, 7/15/23	178,000	183,225
3.20%, 9/1/24	48,000	49,708
CVS Health Corp.
3.35%, 3/9/21	3,000	3,049
3.70%, 3/9/23	235,000	244,858
Dell International LLC
4.00%, 7/15/24(c)	140,000	146,275
Delta Air Lines, Inc.
2.60%, 12/4/20	58,000	58,224
Discover Bank
2.45%, 9/12/24	250,000	249,749
Dollar General Corp.
3.25%, 4/15/23	290,000	299,589
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	33,000	32,956
Dow Chemical Co. (The)
3.00%, 11/15/22	163,000	166,757
DTE Energy Co.
2.60%, 6/15/22, Series B	150,000	151,180
Duke Energy Carolinas LLC
3.05%, 3/15/23	385,000	397,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2019

Investments	Principal Amount	Value
Eastman Chemical Co.
3.50%, 12/1/21	$115,000	$117,909
Eaton Corp.
2.75%, 11/2/22	191,000	194,873
Energy Transfer Operating L.P.
4.65%, 6/1/21	120,000	123,196
5.20%, 2/1/22	79,000	82,780
Energy Transfer Partners L.P.
4.50%, 11/1/23	137,000	144,184
Enterprise Products Operating LLC
4.05%, 2/15/22	2,000	2,085
3.90%, 2/15/24	186,000	197,441
EQM Midstream Partners L.P.
4.00%, 8/1/24	50,000	47,205
EQT Corp.
3.00%, 10/1/22	2,000	1,928
Exelon Generation Co. LLC
3.40%, 3/15/22	11,000	11,287
4.25%, 6/15/22	163,000	170,029
FedEx Corp.
2.63%, 8/1/22	10,000	10,133
Fidelity National Information Services, Inc.
2.25%, 8/15/21	5,000	5,018
Fifth Third Bancorp
3.50%, 3/15/22	200,000	206,082
Fiserv, Inc.
2.75%, 7/1/24	150,000	152,526
Ford Motor Credit Co. LLC
3.47%, 4/5/21	195,000	196,370
3.81%, 10/12/21	90,000	91,347
3.35%, 11/1/22	350,000	352,141
Fox Corp.
3.67%, 1/25/22(c)	250,000	258,169
4.03%, 1/25/24(c)	29,000	30,866
General Dynamics Corp.
3.38%, 5/15/23	23,000	24,085
General Electric Co.
2.70%, 10/9/22	575,000	579,995
3.10%, 1/9/23	289,000	295,906
General Mills, Inc.
2.60%, 10/12/22	200,000	202,815
3.70%, 10/17/23	84,000	88,668
General Motors Co.
4.88%, 10/2/23	83,000	89,548
General Motors Financial Co., Inc.
3.55%, 4/9/21	198,000	201,191
3.45%, 1/14/22	155,000	158,068
3.45%, 4/10/22	80,000	81,595
3.15%, 6/30/22	161,000	163,763
3.25%, 1/5/23	60,000	61,013
3.70%, 5/9/23	148,000	152,375
5.10%, 1/17/24	18,000	19,465
Georgia Power Co.
2.20%, 9/15/24, Series A	250,000	249,015
Gilead Sciences, Inc.
3.25%, 9/1/22	111,000	114,683
3.70%, 4/1/24	118,000	125,076
Global Payments, Inc.
3.80%, 4/1/21	28,000	28,562
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	316,000	339,353
2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)	175,000	177,909
4.00%, 3/3/24	70,000	74,483
Hershey Co. (The)
3.38%, 5/15/23	7,000	7,335
Hess Corp.
3.50%, 7/15/24	135,000	138,335
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	213,000	215,500
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	105,000	111,919
HP, Inc.
3.75%, 12/1/20	17,000	17,275
4.65%, 12/9/21	223,000	233,133
Huntington Bancshares, Inc.
3.15%, 3/14/21	80,000	81,047
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21	100,000	100,743
International Flavors & Fragrances, Inc.
3.20%, 5/1/23	109,000	111,106
International Lease Finance Corp.
8.25%, 12/15/20	16,000	16,988
International Paper Co.
4.75%, 2/15/22	11,000	11,540
Invesco Finance PLC
4.00%, 1/30/24	68,000	72,233
Jabil, Inc.
4.70%, 9/15/22	110,000	116,456
Jefferies Financial Group, Inc.
5.50%, 10/18/23	80,000	87,354
Jefferies Group LLC
6.88%, 4/15/21	5,000	5,291
5.13%, 1/20/23	5,000	5,396
John Deere Capital Corp.
2.70%, 1/6/23	1,000	1,024
3.65%, 10/12/23	82,000	87,042
2.65%, 6/24/24	24,000	24,626
JPMorgan Chase & Co.
4.63%, 5/10/21	36,000	37,332
2.30%, 8/15/21	36,000	36,094
4.35%, 8/15/21	56,000	58,195
4.50%, 1/24/22	310,000	325,375
2.78%, 4/25/23, (2.776% fixed rate until 4/25/22; 3-month U.S. dollar London Interbank Offered Rate + 0.935% thereafter)(b)	156,000	158,216
3.63%, 5/13/24	119,000	126,122
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)	100,000	105,246
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	170,000	180,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2019

Investments	Principal Amount	Value
Kellogg Co.
4.00%, 12/15/20	$5,000	$5,099
Keurig Dr Pepper, Inc.
3.55%, 5/25/21	75,000	76,567
Kinder Morgan Energy Partners L.P.
3.95%, 9/1/22	291,000	302,553
4.15%, 2/1/24	47,000	49,673
KLA Corp.
4.13%, 11/1/21	100,000	103,512
4.65%, 11/1/24	24,000	26,389
Kroger Co. (The)
2.60%, 2/1/21	130,000	130,769
2.80%, 8/1/22	400,000	407,372
L3Harris Technologies, Inc.
3.85%, 6/15/23(c)	217,000	228,821
Lockheed Martin Corp.
3.10%, 1/15/23	75,000	77,508
M&T Bank Corp.
3.55%, 7/26/23	150,000	157,520
McCormick & Co., Inc.
3.15%, 8/15/24	17,000	17,608
Micron Technology, Inc.
4.64%, 2/6/24	228,000	244,959
Microsoft Corp.
3.63%, 12/15/23	138,000	147,176
Molson Coors Brewing Co.
2.10%, 7/15/21	172,000	171,885
Moody’s Corp.
2.75%, 12/15/21	2,000	2,029
Morgan Stanley
5.50%, 7/28/21	80,000	84,514
2.75%, 5/19/22	126,000	127,807
4.88%, 11/1/22	258,000	276,710
3.75%, 2/25/23	103,000	107,884
3.88%, 4/29/24, Series F	141,000	149,909
3.70%, 10/23/24	15,000	15,897
Motorola Solutions, Inc.
3.75%, 5/15/22	169,000	175,313
MPLX L.P.
4.50%, 7/15/23	57,000	60,459
Newell Brands, Inc.
3.85%, 4/1/23	19,000	19,614
Newfield Exploration Co.
5.75%, 1/30/22	22,000	23,384
Newmont Goldcorp Corp.
3.50%, 3/15/22	73,000	75,041
Northrop Grumman Corp.
3.25%, 8/1/23	514,000	535,010
Nucor Corp.
4.00%, 8/1/23	125,000	132,262
Office Properties Income Trust
4.00%, 7/15/22	5,000	5,104
Omnicom Group, Inc.
3.63%, 5/1/22	25,000	25,865
ONEOK, Inc.
4.25%, 2/1/22	82,000	85,068
Oracle Corp.
2.95%, 11/15/24	95,000	98,712
Packaging Corp. of America
2.45%, 12/15/20	147,000	147,936
Philip Morris International, Inc.
2.63%, 2/18/22	85,000	86,228
PNM Resources, Inc.
3.25%, 3/9/21	13,000	13,166
Primerica, Inc.
4.75%, 7/15/22	120,000	127,412
Private Export Funding Corp.
2.80%, 5/15/22, Series EE	41,000	42,009
Regions Financial Corp.
3.80%, 8/14/23	150,000	158,076
Rockwell Collins, Inc.
2.80%, 3/15/22	25,000	25,417
Roper Technologies, Inc.
2.80%, 12/15/21	5,000	5,069
3.13%, 11/15/22	4,000	4,103
3.65%, 9/15/23	309,000	325,007
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	135,000	135,748
Ryder System, Inc.
2.80%, 3/1/22	269,000	272,267
Sabine Pass Liquefaction LLC
6.25%, 3/15/22	385,000	413,680
Santander Holdings USA, Inc.
3.70%, 3/28/22	369,000	379,182
Sempra Energy
4.05%, 12/1/23	56,000	59,454
Sherwin-Williams Co. (The)
2.75%, 6/1/22	86,000	87,391
Simon Property Group L.P.
2.00%, 9/13/24	150,000	149,266
Southern California Edison Co.
1.85%, 2/1/22	48,571	47,995
Southwest Airlines Co.
2.75%, 11/16/22	11,000	11,133
Spirit AeroSystems, Inc.
3.95%, 6/15/23	50,000	51,780
Stanley Black & Decker, Inc.
3.40%, 12/1/21	2,000	2,053
SunTrust Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(b)	83,000	87,027
SunTrust Banks, Inc.
2.90%, 3/3/21	81,000	81,777
Synchrony Financial
2.85%, 7/25/22	150,000	151,509
Synovus Financial Corp.
3.13%, 11/1/22	4,000	4,047
Tapestry, Inc.
3.00%, 7/15/22	115,000	116,253
Tech Data Corp.
3.70%, 2/15/22	40,000	40,753
Time Warner Cable LLC
4.00%, 9/1/21	176,000	180,244
Timken Co. (The)
3.88%, 9/1/24	100,000	104,254
Toyota Motor Credit Corp.
3.35%, 1/8/24	15,000	15,758
Trimble, Inc.
4.75%, 12/1/24	48,000	52,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2019

Investments	Principal Amount	Value
Tyson Foods, Inc.
4.50%, 6/15/22	$161,000	$169,736
3.90%, 9/28/23	171,000	181,190
United Technologies Corp.
3.35%, 8/16/21	150,000	153,445
3.10%, 6/1/22	579,000	594,742
2.80%, 5/4/24	121,000	124,178
UnitedHealth Group, Inc.
3.50%, 2/15/24	20,000	21,131
2.38%, 8/15/24	200,000	202,017
Ventas Realty L.P.
3.50%, 4/15/24	124,000	129,692
Verizon Communications, Inc.
3.13%, 3/16/22	140,000	143,782
2.45%, 11/1/22	44,000	44,590
Viacom, Inc.
4.25%, 9/1/23	117,000	124,152
Walgreen Co.
3.10%, 9/15/22	167,000	169,570
Walmart, Inc.
3.40%, 6/26/23	300,000	315,125
Waste Management, Inc.
4.75%, 6/30/20	2,000	2,031
2.40%, 5/15/23	87,000	87,865
Wells Fargo & Co.
2.50%, 3/4/21	84,000	84,538
3.50%, 3/8/22	244,000	251,631
2.63%, 7/22/22	266,000	269,296
Welltower, Inc.
3.63%, 3/15/24	250,000	262,990
Western Midstream Operating L.P.
5.38%, 6/1/21	29,000	29,864
WestRock RKT LLC
4.90%, 3/1/22	17,000	17,960
4.00%, 3/1/23	159,000	166,064
Williams Cos., Inc. (The)
3.60%, 3/15/22	225,000	231,011
Willis Towers Watson PLC
5.75%, 3/15/21	46,000	48,058
WRKCo, Inc.
3.00%, 9/15/24	190,000	193,419

TOTAL U.S. CORPORATE BONDS (Cost: $35,077,199)		35,999,005

FOREIGN CORPORATE BONDS - 9.2%

Australia - 0.4%
Westpac Banking Corp.
3.30%, 2/26/24	250,000	260,248

Canada - 0.5%
Canadian Natural Resources Ltd.
3.45%, 11/15/21	3,000	3,069
Emera U.S. Finance L.P.
2.70%, 6/15/21	111,000	111,834
Enbridge, Inc.
4.00%, 10/1/23	18,000	19,044
Fortis, Inc.
2.10%, 10/4/21	78,000	77,887
Kinross Gold Corp.
5.13%, 9/1/21	25,000	26,056
Rogers Communications, Inc.
3.00%, 3/15/23	24,000	24,530
TransCanada PipeLines Ltd.
2.50%, 8/1/22	126,000	127,361

Total Canada		389,781

France - 0.2%
Total Capital Canada Ltd.
2.75%, 7/15/23	169,000	174,201

Germany - 0.7%
Deutsche Bank AG
4.25%, 10/14/21	483,000	493,985
Kreditanstalt fuer Wiederaufbau
2.63%, 1/25/22	41,000	41,826

Total Germany		535,811

Ireland - 0.1%
AerCap Ireland Capital DAC
4.88%, 1/16/24	98,000	106,321

Japan - 2.5%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	391,000	398,879
3.22%, 3/7/22	109,000	111,665
2.67%, 7/25/22	389,000	393,801
Mizuho Financial Group, Inc.
2.95%, 2/28/22	190,000	193,289
3.92%, 9/11/24, (3.922% fixed rate until 9/11/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	172,000	180,905
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	175,000	177,113
2.06%, 7/14/21	102,000	102,112
2.44%, 10/19/21	290,000	292,406
2.85%, 1/11/22	23,000	23,354

Total Japan		1,873,524

Luxembourg - 0.1%
ArcelorMittal S.A.
5.50%, 3/1/21	42,000	43,604
6.25%, 2/25/22	8,000	8,610

Total Luxembourg		52,214

Netherlands - 0.8%
Cooperatieve Rabobank UA
3.88%, 2/8/22	308,000	320,096
NXP B.V.
4.88%, 3/1/24(c)	141,000	153,247
Shell International Finance B.V.
2.38%, 8/21/22	96,000	97,372

Total Netherlands		570,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2019

Investments	Principal Amount	Value
Peru - 0.3%
Southern Copper Corp.
3.50%, 11/8/22	$208,000	$214,985

Spain - 0.5%
Banco Santander S.A.
3.50%, 4/11/22	400,000	410,764

United Kingdom - 3.1%
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(b)	150,000	157,425
BAT Capital Corp.
2.76%, 8/15/22	392,000	396,403
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	127,000	130,101
HSBC Holdings PLC
4.00%, 3/30/22	18,000	18,778
Reynolds American, Inc.
4.00%, 6/12/22	121,000	125,941
4.85%, 9/15/23	50,000	54,060
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	341,000	354,962
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(b)	327,000	346,169
Santander UK Group Holdings PLC
3.13%, 1/8/21	84,000	84,784
Santander UK PLC
2.88%, 6/18/24	200,000	203,533
Unilever Capital Corp.
3.25%, 3/7/24	125,000	131,187
Vodafone Group PLC
2.95%, 2/19/23	249,000	254,960
WPP Finance 2010
3.63%, 9/7/22	70,000	72,456

Total United Kingdom		2,330,759

TOTAL FOREIGN CORPORATE BONDS (Cost: $6,711,990)		6,919,323

FOREIGN GOVERNMENT AGENCIES - 0.0%

Canada - 0.0%
Province of Quebec Canada
2.63%, 2/13/23 (Cost: $25,679)	26,000	26,704

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

Colombia - 0.5%
Colombia Government International Bond
4.38%, 7/12/21	30,000	30,982
4.00%, 2/26/24	337,000	353,321
8.13%, 5/21/24	16,000	19,607

Total Colombia		403,910

Hungary - 0.1%
Hungary Government International Bond
6.25%, 1/29/20	1,000	1,007
6.38%, 3/29/21	72,000	76,215

Total Hungary		77,222

Mexico - 0.5%
Mexico Government International Bond
3.63%, 3/15/22	284,000	293,230
4.00%, 10/2/23	78,000	82,432

Total Mexico		375,662

Panama - 0.4%
Panama Government International Bond
4.00%, 9/22/24	250,000	267,752

Poland - 0.3%
Republic of Poland Government International Bond
5.13%, 4/21/21	26,000	27,158
3.00%, 3/17/23	192,000	198,085

Total Poland		225,243

Uruguay - 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	55,000	61,408

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,371,152)		1,411,197

SUPRANATIONAL BOND - 0.0%
European Investment Bank
2.88%, 8/15/23 (Cost: $1,008)	1,000	1,045

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.7%

United States - 11.7%
Citigroup Commercial Mortgage Trust
2.95%, 9/10/58, Series 2015-GC33, Class A2	307,647	308,745
Commercial Mortgage Pass Through Certificates
1.89%, 8/10/49, Series 2016-C3, Class A2	318,000	315,643
Commercial Mortgage Trust
3.29%, 12/10/44, Series 2012-LC4, Class A4	461,406	469,531
3.80%, 8/10/46, Series 2013-CR10, Class ASB	61,615	63,611
2.85%, 5/10/48, Series 2015-CR23, Class A2	117,000	117,020
3.04%, 11/10/49, Series 2016-CD2, Class A2	1,061,000	1,075,429
CSAIL Commercial Mortgage Trust
2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	349,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2019

Investments	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.19%, 12/25/20, Series K012, Class A2^(b)	$150,000	$152,634
2.79%, 1/25/22, Series K718, Class A2	300,000	304,561
JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	1,432,000	1,534,662
JPMBB Commercial Mortgage Securities Trust
4.00%, 4/15/47, Series 2014-C19, Class A4	550,000	588,411
3.01%, 8/15/48, Series 2015-C31, Class A2	14,760	14,794
JPMCC Commercial Mortgage Securities Trust
3.24%, 3/15/50, Series 2017-JP5, Class A2	680,000	693,002
Morgan Stanley Bank of America Merrill Lynch Trust
3.18%, 8/15/45, Series 2012-C5, Class A4	505,700	518,009
4.05%, 4/15/47, Series 2014-C15, Class A4	250,000	267,700
3.44%, 8/15/47, Series 2014-C17, Class A4	270,643	283,152
3.53%, 8/15/47, Series 2014-C17, Class A3	205,000	208,955
2.74%, 4/15/48, Series 2015-C22, Class A2	625,000	624,969
2.70%, 12/15/48, Series 2013-C8, Class ASB	33,440	33,652
UBS-Barclays Commercial Mortgage Trust
2.85%, 12/10/45, Series 2012-C4, Class A5	320,600	326,288
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	26,088	26,230
2.60%, 6/15/49, Series 2016-C34, Class A2	75,000	75,309
3.12%, 1/15/60, Series 2017-RC1, Class A2	471,000	479,031
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	32,019	32,179

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $8,773,690)		8,863,309

ASSET-BACKED SECURITIES - 1.2%

United States - 1.2%
Americredit Automobile Receivables Trust
2.41%, 7/8/22, Series 2016-4, Class C	400,000	400,870
Carmax Auto Owner Trust
2.30%, 4/15/25, Series 2019-3, Class A4	100,000	100,799
Ford Credit Auto Owner Trust
2.85%, 8/15/24, Series 2019-A, Class A4	100,000	102,143
Honda Auto Receivables Owner Trust
2.90%, 6/18/24, Series 2019-1, Class A4	200,000	205,198
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	100,000	102,136

TOTAL ASSET-BACKED SECURITIES (Cost: $898,181)		911,146

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $74,803,305)		76,460,898
Other Assets less Liabilities - (1.2)%		(913,457)

NET ASSETS - 100.0%		$75,547,441

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of November 30, 2019 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.3%

U.S. Treasury Bill - 93.3%
U.S. Treasury Bill
1.54%, 2/27/20*	$950,000	$946,441

TOTAL INVESTMENTS IN SECURITIES - 93.3% (Cost: $946,486)		946,441
Other Assets less Liabilities - 6.7%		67,465

NET ASSETS - 100.0%		$1,013,906

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
Russell 2000 Index	(6)	$(954,000)	$1,590	12/20/2019	$(14,860)	$8,680	$(6,180)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 91.7%

U.S. Treasury Bills - 91.7%
1.54%, 2/20/20*	$129,000,000	$128,554,950
1.53%, 2/27/20*	70,000,000	69,737,792

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $198,302,345)		198,292,742

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $9,617,280)	384,000	9,623,040

TOTAL INVESTMENTS IN SECURITIES - 96.2% (Cost: $207,919,625)		207,915,782
Other Assets less Liabilities - 3.8%		8,237,302

NET ASSETS - 100.0%		$216,153,084

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
S&P 500 Index	(701)	$(218,011,000)	$3,110	12/20/2019	$(2,713,370)	$1,251,785	$(1,461,585)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.8%

U.S. Treasury Bills - 85.8%
1.90%, 12/12/19*(a)	$5,955,000	$5,952,398
1.92%, 12/19/19*	157,140,000	157,030,158

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $162,943,896)		162,982,556

	Shares
EXCHANGE-TRADED FUND - 4.7%

United States - 4.7%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $8,963,589)	357,757	8,965,390

TOTAL INVESTMENTS IN SECURITIES - 90.5% (Cost: $171,907,485)		171,947,946
Other Assets less Liabilities - 9.5%		17,960,047

NET ASSETS - 100.0%		$189,907,993

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $5,952,398 as of November 30, 2019.

(b)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	12/18/2019	4,128,113	USD	443,948,000	JPY	$69,774	$—
Bank of Montreal	12/18/2019	94,802	USD	10,088,000	JPY	2,583	—
Bank of Montreal	12/18/2019	69,772	USD	7,453,000	JPY	1,640	—
Canadian Imperial Bank of Commerce†	12/18/2019	1,356,265,000	JPY	12,858,944	USD	—	(460,682)
Canadian Imperial Bank of Commerce†	12/18/2019	290,906	USD	30,637,000	JPY	10,839	—
Canadian Imperial Bank of Commerce†	12/18/2019	69,007	USD	7,478,000	JPY	646	—
Canadian Imperial Bank of Commerce†	12/18/2019	89,148	USD	9,604,000	JPY	1,353	—
Canadian Imperial Bank of Commerce†	12/18/2019	292,835	USD	31,820,000	JPY	1,954	—
Canadian Imperial Bank of Commerce†	12/18/2019	7,450,387	USD	815,237,000	JPY	—	(2,081)
Canadian Imperial Bank of Commerce†	3/18/2020	6,364,106	USD	692,164,000	JPY	—	(194)

						$88,789	$(462,957)

†	As of November 30, 2019, the Fund posted cash collateral of $520,000 with the counterparty, Canadian Imperial Bank of Commerce, for foreign currency contracts.

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2019

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency	93	3/16/20	$(6,308,190)	$12,555
Corn	509	3/13/20	(9,702,813)	329,000
Cotton No. 2	192	3/09/20	(6,274,560)	50,256
Euro Currency	69	3/16/20	(9,570,731)	(8,280)
Soybean	141	3/13/20	(6,283,312)	—
Swiss Franc Currency	75	3/16/20	(9,454,688)	3,549

			$(47,594,294)	$387,080

Long Exposure
10 Year U.S. Treasury Note	49	3/20/20	$6,338,609	$(49,196)
British Pound Currency	78	3/16/20	6,326,288	(1,165)
Canadian Dollar Currency	84	3/17/20	6,327,720	(403)
Coffee “C”	142	3/19/20	6,339,413	—
Copper	94	3/27/20	6,254,525	34,075
Gasoline RBOB	134	2/28/20	9,027,875	—
Gold 100 Ounce	43	2/26/20	6,332,610	(211,130)
Live Cattle	187	2/28/20	9,439,760	—
NY Harbor ULSD	117	2/28/20	9,169,033	—
Silver	74	3/27/20	6,329,220	(412,180)
U.S. Treasury Long Bond	40	3/20/20	6,358,750	(63,543)
Wheat	361	3/13/20	9,778,587	394,200
WTI Crude Oil	164	2/20/20	9,016,720	—

			$97,039,110	$(309,342)

Total - Net			$49,444,816	$77,738

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	December 18, 2013
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 6, 2009
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund’’)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund’’)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund’’)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund’’)	November 14, 2019
WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Yield Enhanced Global Aggregate Bond Fund (“Yield Enhanced Global Aggregate Bond Fund’’)	December 13, 2018
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund’’)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund’’)	May 18, 2017
WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (“CBOE Russell 2000 PutWrite Strategy Fund’’)	February 1, 2018
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund’’)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund’’) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The schedule of investment of the Managed Futures Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Managed Futures Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying schedule of investments reflect the investments on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Notes to Schedule of Investments (unaudited) (continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$36,215,018	$—
Exchange-Traded Fund	1,553,720	—	—

Total	$1,553,720	$36,215,018	$—

Unrealized Appreciation on Foreign Currency Contracts	—	551,373	—
Unrealized Depreciation on Foreign Currency Contracts	—	(90,500)	—

Total - Net	$1,553,720	$36,675,891	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$17,763,669	$—
Exchange-Traded Fund	1,167,796	—	—
Repurchase Agreement	—	7,330,000	—

Total	$1,167,796	$25,093,669	$—

Unrealized Appreciation on Foreign Currency Contracts	—	359,608	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,765)	—

Total - Net	$1,167,796	$25,449,512	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$14,245,664	$—
Exchange-Traded Fund	791,896	—	—
Repurchase Agreement	—	5,510,000	—

Total	$791,896	$19,755,664	$—

Unrealized Appreciation on Foreign Currency Contracts	—	28,999	—
Unrealized Depreciation on Foreign Currency Contracts	—	(356,461)	—

Total - Net	$791,896	$19,428,202	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$491,531	$—
Foreign Corporate Bonds	—	34,765,355	—
Foreign Government Obligations	—	1,080,475	—
Investment of Cash Collateral for Securities Loaned	—	2,718,060	—

Total	$—	$39,055,421	$—

Unrealized Appreciation on Futures Contracts	5,954	—	—
Unrealized Depreciation on Futures Contracts	(148)	—	—

Total - Net	$5,806	$39,055,421	$—

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$274,648	$—
Foreign Government Obligations	—	163,465,575	—
Supranational Bonds	—	10,372,704	—
Repurchase Agreement	—	11,530,000	—

Total	$—	$185,642,927	$—

Unrealized Appreciation on Foreign Currency Contracts	—	275,100	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,698)	—

Total - Net	$—	$185,914,329	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,795,969,486	$—

Total	$—	$1,795,969,486	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$193,426,699	$—
Foreign Corporate Bonds	—	32,318,816	—
Investment of Cash Collateral for Securities Loaned	—	19,772,945	—

Total	$—	$245,518,460	$—

Unrealized Appreciation on Futures Contracts	2,589	—	—

Total - Net	$2,589	$245,518,460	$—

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$24,308,144	$—
U.S. Government Obligations	—	32,974,575	—
U.S. Corporate Bonds	—	18,370,335	—
Foreign Corporate Bonds	—	3,140,949	—
Foreign Government Agencies	—	1,257,860	—
Foreign Government Obligations	—	923,535	—
Supranational Bonds	—	833,721	—
Commercial Mortgage-Backed Securities	—	1,788,490	—
Municipal Bonds	—	312,510	—
Asset-Backed Securities	—	383,911	—
Repurchase Agreement	—	3,873,500	—
Investment of Cash Collateral for Securities Loaned	—	2,714,668	—

Total	$—	$90,882,198	$—

Unrealized Appreciation on Futures Contracts	13,182	—	—
Unrealized Depreciation on Futures Contracts	(25,557)	—	—

Total - Net	$(12,375)	$90,882,198	$—

Mortgage Plus Bond Fund	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$486,586	$—
Collateralized Loan Obligations	—	389,973	—
Collateralized Mortgage Obligations	—	3,039,238	—
Commercial Mortgage-Backed Securities	—	404,448	—
U.S. Government Agencies	—	5,691,979	—

Total	$—	$10,012,224	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$20,120,257	$—
Foreign Corporate Bonds	—	2,495,023	—
Investment of Cash Collateral for Securities Loaned	—	2,437,165	—

Total	$—	$25,052,445	$—

Unrealized Appreciation on Futures Contracts	17,269	—	—
Unrealized Depreciation on Futures Contracts	(7,105)	—	—

Total - Net	$10,164	$25,052,445	$—

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$5,975,315	$—
U.S. Government Obligations	—	6,931,264	—
U.S. Corporate Bonds	—	4,690,669	—
Foreign Corporate Bonds	—	753,708	—
Foreign Government Agencies	—	227,105	—
Foreign Government Obligations	—	186,038	—
Supranational Bonds	—	240,919	—
Commercial Mortgage-Backed Securities	—	467,262	—
Municipal Bonds	—	68,029	—
Asset-Backed Securities	—	161,672	—
Repurchase Agreement	—	669,500	—
Investment of Cash Collateral for Securities Loaned	—	652,095	—

Total	$—	$21,023,576	$—

Unrealized Appreciation on Futures Contracts	14,113	—	—
Unrealized Depreciation on Futures Contracts	(11,865)	—	—
U.S. Government Agencies Sold Short	—	(307,796)	—

Total - Net	$2,248	$20,715,780	$—

Notes to Schedule of Investments (unaudited) (continued)

Yield Enhanced Global Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$68,587	$—
Foreign Corporate Bonds	—	653,583	—
Foreign Government Agencies	—	40,061	—
Foreign Government Obligations	—	655,459	—
Supranational Bonds	—	40,464	—
Exchange-Traded Fund	1,173,200	—	—

Total	$1,173,200	$1,458,154	$—

Unrealized Appreciation on Foreign Currency Contracts	—	17,438	—
Unrealized Depreciation on Foreign Currency Contracts	—	(86)	—

Total - Net	$1,173,200	$1,475,506	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$241,437,079	$—
U.S. Government Obligations	—	183,606,516	—
U.S. Corporate Bonds	—	351,499,538	—
Foreign Corporate Bonds	—	79,600,298	—
Foreign Government Agencies	—	5,155,386	—
Foreign Government Obligations	—	23,910,720	—
Supranational Bonds	—	628,015	—
Commercial Mortgage-Backed Securities	—	70,200,637	—
Municipal Bonds	—	8,220,841	—
Asset-Backed Securities	—	19,117,112	—
Repurchase Agreement	—	21,170,000	—
Investment of Cash Collateral for Securities Loaned	—	18,818,785	—

Total	$—	$1,023,364,927	$—

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,616,293	$—
U.S. Government Obligations	—	20,712,876	—
U.S. Corporate Bonds	—	35,999,005	—
Foreign Corporate Bonds	—	6,919,323	—
Foreign Government Agencies	—	26,704	—
Foreign Government Obligations	—	1,411,197	—
Supranational Bond	—	1,045	—
Commercial Mortgage-Backed Securities	—	8,863,309	—
Asset-Backed Securities	—	911,146	—

Total	$—	$76,460,898	$—

CBOE Russell 2000 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$946,441	$—

Total	$—	$946,441	$—

Written Options	(6,180)	—	—

Total - Net	$(6,180)	$946,441	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$198,292,742	$—
Exchange-Traded Fund	9,623,040	—	—

Total	$9,623,040	$198,292,742	$—

Written Options	(1,461,585)	—	—

Total - Net	$8,161,455	$198,292,742	$—

Notes to Schedule of Investments (unaudited) (continued)

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$162,982,556	$—
Exchange-Traded Fund	8,965,390	—	—

Total	$8,965,390	$162,982,556	$—

Unrealized Appreciation on Foreign Currency Contracts	—	88,789	—
Unrealized Depreciation on Foreign Currency Contracts	—	(462,957)	—
Unrealized Appreciation on Futures Contracts	823,635	—	—
Unrealized Depreciation on Futures Contracts	(745,897)	—	—

Total - Net	$9,043,128	$162,608,388	$—

During the three-month fiscal period ended November 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and options contracts during the three-month fiscal period ended November 30, 2019 and open positions in such derivatives as of November 30, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at November 30, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of November 30, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the three-month fiscal period ended November 30, 2019, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$46,780,243	$89,934,796	$—	$—	$—
Chinese Yuan Strategy Fund
Foreign exchange contracts	35,037,509	8,529,440	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	25,909,725	5,154,974	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	4,794,814	4,838,676	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	14,325,121	717,576	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	171,819,600	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	85,080,713	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	28,706,891	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	27,258,162	—
Yield Enhanced Global Aggregate Bond Fund
Foreign exchange contracts	1,620,055	3,176,020	—	—	—
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts	—	—	—	—	925,500
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	215,363,250
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	42,982,436	55,243,355	—
Foreign exchange contracts	17,021,150	11,101,177	7,221,133	42,136,146	—
Interest rate contracts	—	—	21,599,934	—	—

Notes to Schedule of Investments (unaudited) (continued)

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (‘‘PIK’’) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (‘‘Forward Contract’’) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment strategy. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Yield Enhanced Global Aggregate Bond Fund utilized Forward Contracts to offset applicable foreign currency exposure on its international bonds. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Futures Contracts - The Duration Funds utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Notes to Schedule of Investments (unaudited) (continued)

Options Contracts - The CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) utilized option contracts by writing put options on the Russell 2000 Index and the S&P 500 Index, respectively, consistent with their investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 - Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At November 30, 2019, the maximum payout for written put options for the CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund was $954,000 and $218,011,000, respectively. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Notes to Schedule of Investments (unaudited) (continued)

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities - The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations - The Funds may invest in collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one or more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions - Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

3. FEDERAL INCOME TAXES

At November 30, 2019, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$37,770,668	$1,385	$(3,315)	$(1,930)	$—	$—	$—	$(1,930)
Chinese Yuan Strategy Fund	26,262,951	708	(2,194)	(1,486)	—	—	—	(1,486)
Emerging Currency Strategy Fund	20,548,531	550	(1,521)	(971)	8,854	(5,890)	2,964	1,993
Emerging Markets Corporate Bond Fund	37,589,093	1,742,562	(276,234)	1,466,328	—	—	—	1,466,328
Emerging Markets Local Debt Fund	200,032,080	4,597,383	(18,986,536)	(14,389,153)	65,676	—	65,676	(14,323,477)
Floating Rate Treasury Fund	1,795,810,797	426,198	(267,509)	158,689	—	—	—	158,689
Interest Rate Hedged High Yield Bond Fund	249,158,839	4,903,302	(8,543,681)	(3,640,379)	—	—	—	(3,640,379)
Interest Rate Hedged U.S. Aggregate Bond Fund	86,921,941	3,986,590	(26,333)	3,960,257	—	—	—	3,960,257
Mortgage Plus Bond Fund	9,952,580	59,644	—	59,644	—	—	—	59,644
Negative Duration High Yield Bond Fund	25,330,364	462,377	(740,296)	(277,919)	—	—	—	(277,919)
Negative Duration U.S. Aggregate Bond Fund	20,258,255	778,902	(13,581)	765,321	57	(681)	(624)	764,697
Yield Enhanced Global Aggregate Bond Fund	2,482,516	156,021	(7,183)	148,838	—	—	—	148,838
Yield Enhanced U.S. Aggregate Bond Fund	991,285,961	33,506,595	(1,427,629)	32,078,966	—	—	—	32,078,966
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	74,806,488	1,667,232	(12,822)	1,654,410	—	—	—	1,654,410
CBOE Russell 2000 PutWrite Strategy Fund	946,486	—	(45)	(45)	—	—	—	(45)
CBOE S&P 500 PutWrite Strategy Fund	207,919,625	5,760	(9,603)	(3,843)	—	—	—	(3,843)
Managed Futures Strategy Fund (consolidated)[2]	249,507,676	32,925	(75,392,364)	(75,359,439)	—	—	—	(75,359,439)

[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited) (concluded)

[2]

“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are holdings in funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the three-month fiscal period ended November 30, 2019 are as follows:

Fund	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2019	Dividend Income
U.S. Dollar Bullish Fund
Floating Rate Treasury Fund	$1,854,440	$—	$300,654	$(606)	$540	$1,553,720	$8,644

Chinese Yuan Strategy Fund
Floating Rate Treasury Fund	$1,167,796	$—	$—	$—	$—	$1,167,796	$5,685

Emerging Currency Strategy Fund
Floating Rate Treasury Fund	$791,896	$—	$—	$—	$—	$791,896	$3,855

Yield Enhanced Global Aggregate Bond Fund
Yield Enhanced U.S. Aggregate Bond Fund	$1,190,982	$81,094	$88,773	$4,715	$(14,818)	$1,173,200	$8,556

CBOE S&P 500 PutWrite Strategy Fund
Floating Rate Treasury Fund	$—	$9,617,280	$—	$—	$5,760	$9,623,040	$12,288

Managed Futures Strategy Fund (consolidated)
Floating Rate Treasury Fund	$—	$8,963,589	$—	$—	$1,801	$8,965,390	$11,448

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of and for the three-month fiscal period ended November 30, 2019, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Emerging Markets Corporate Bond Fund	3	$219	$5
Emerging Markets Local Debt Fund	76	2,643	34
Floating Rate Treasury Fund	400,835	10,044,925	30,495
Mortgage Plus Bond Fund	100,000	5,036,000	—
Yield Enhanced Global Aggregate Bond Fund	35,565	967,012	20,241
Yield Enhanced U.S. Aggregate Bond Fund	1,817	94,975	622
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	372	18,712	117
CBOE S&P 500 PutWrite Strategy Fund	259	7,415	—
Managed Futures Strategy Fund (consolidated)	192	7,147	—

5. SUBSEQUENT EVENT

At the recommendation of WTAM, the investment adviser of the CBOE Russell 2000 PutWrite Strategy Fund (the “Affected Fund”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Fund, among other considerations, the Board of Trustees voted to close and liquidate the Affected Fund.

After the close of business on January 17, 2020, the Affected Fund will no longer accept creation orders. The last day of secondary market trading of the Affected Fund’s shares will also be January 17, 2020. Shareholders may sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. When the Affected Fund commences liquidation of its portfolio, which is anticipated to occur on or around January 21, 2020, but may occur before January 21, 2020, the liquidation process will result in the Affected Fund increasing its cash holdings and deviating from the investment objective and strategies stated in its Prospectus.

It is anticipated that shareholders remaining in the Affected Fund after the last day of trading will have their shares redeemed automatically on or around January 27, 2020 and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about January 24, 2020. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in the Affected Fund and that receive cash will not be charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares above (or below) the adjusted cost basis in such shares.